                                                      1933 Act File No. 33-11905
                                                      1940 Act File No. 811-5010

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  42  ..........................        X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43  ..........................................        X

                              THE HUNTINGTON FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7010
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                         (Registrant's Telephone Number)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)
                (Notices should be sent to the Agent for Service)

                                   Copies to:
                             Alyssa Albertelli, Esq.
                                Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

Approximate Date of proposed Public Offering: As soon as practicable after this
Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on May 2, 2003 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on ___________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on ___________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

[Huntington Funds Logo]

Investor Guide

M AY 1 , 2 0 0 3

INVESTMENT A SHARES
INVESTMENT B SHARES

INVESTMENT A SHARES PROSPECTUS
INVESTMENT B SHARES PROSPECTUS

Money Market Funds

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Markets Fund (formerly, Rotating Index Fund)
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund

Income Funds

Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund

MAY 1 , 2003

[Huntington Funds Logo]

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

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The Huntington Funds (Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (Advisor), a subsidiary of The Huntington National Bank.This Prospectus gives you important information about the Investment A Shares and Investment B Shares (Shares) of the Funds that you should know before investing. All of the Funds offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which are offered in separate Prospectuses.

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Please read this Prospectus and keep it for future reference.The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

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Introduction

3
Fund Summary, Investment Strategy and Risks

Money Market Funds
4	Money Market Fund
9	Ohio Municipal Money Market Fund
14	Florida Tax-Free Money Fund
19	U.S.Treasury Money Market Fund
Equity Funds
23	Growth Fund
28	Income Equity Fund
34	Rotating Markets Fund (formerly, Rotating Index Fund)
40	Dividend Capture Fund
46	International Equity Fund
53	Mid Corp America Fund
59	New Economy Fund
65	Situs Small Cap Fund
Income Funds
70	Mortgage Securities Fund
76	Ohio Tax-Free Fund
82	Michigan Tax-Free Fund
88	Fixed Income Securities Fund
94	Intermediate Government Income Fund
100	Short/Intermediate Fixed Income Securities Fund
Shareholder Information

107	Distribution of the Funds
107	Distribution Plan (Rule 12b-1 Fees)
108	Sales Charges
110	Contingent Deferred Sales Charges
110	Pricing Shares
111	Purchasing Shares
113	Exchanging Shares
115	Redeeming Shares
More About the Huntington Funds

118	Management of the Trust
120	Dividends and Distributions
121	Tax Consequences
122	Financial Information
134	Additional Investment Strategies
135	Investment Practices
143	Glossary of Investment Risks

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For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

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Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

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As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

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Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees.

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

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Fund Summary, Investment Strategy and Risks

Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus

High-quality, short-term debt securities

Principal Investment Strategy

Maximize current income while preserving capital

Share Price Volatility

Low

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Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile

Short-term or risk-averse investors seeking our typically highest-yielding money market fund

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What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security’s credit rating, the higher its credit risk.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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Performance Bar Chart and Table

Best Quarter	Q3 2000	1.49%
Worst Quarter	Q4 2002	0.14%

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This table shows the Fund’s average annual total returns for periods ended 12/31/02. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Money Market Fund — Investment A Shares
Returns before taxes	0.70%	3.87%	4.11%	4.12%

Money Market Fund — Investment B Shares(1)
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(4.76)%	2.84%	3.39%	3.43%

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(1)	Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.
* Since 5/1/91.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	None	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	None	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	None	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.28%	0.28%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.28%	0.28%

Total Annual Fund Operating Expenses	1.06%	1.56%

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* Does not include any wire transfer fees, if applicable.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$108	$337	$585	$1,294
Investment B Shares
If you do not sell your shares:	$159	$493	$850	$1,722
If you sell your shares at the
end of the period:	$659	$793	$1,050	$1,722

Ohio Municipal
Money Market Fund

Fund Summary

Investment Goal

To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus

Ohio tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility

Low

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Investment Strategy

The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

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For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest-Rate Risk: The possibility that the Fund’s investments will decline in value due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security’s rating, the greater its credit risk.

For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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Performance Bar Chart and Table

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Best Quarter	Q2 1995	0.91%
Worst Quarter	Q3 2002	0.11%

This table shows the Fund’s average annual total returns for periods ended 12/31/02.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*
Ohio Municipal Money Market Fund —
Investment A Shares
Returns before taxes	0.53%	2.32%	2.56%	2.62%

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* Since 5/1/91.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.10%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$112	$350	$606	$1,340

Florida Tax-Free Money Fund

Fund Summary

Investment Goal

To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus

Florida tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility

Low

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Investment Strategy

The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax.

In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Advisor’s strategy to take advantage of the exemption from Florida’s intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund’s performance and possibly offset any gains achieved by investing in the assets sold.

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For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest-Rate Risk: The possibility that the Fund’s investments will decline in value due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security’s rating, the greater its credit risk.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence.

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Performance Bar Chart and Table

Best Quarter	Q2 2000	0.90%
Worst Quarter	Q3 2002	0.06%

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This table shows the Fund’s average annual total returns for periods ended 12/31/02.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

Florida Tax-Free Money Fund — Investment A Shares
Returns before taxes	0.37%	2.10%

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* Since 1/28/99.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.44%

Total Annual Fund Operating Expenses	1.24%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$126	$393	$681	$1,500

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U.S. Treasury Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

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Investment Focus

U.S. Treasury obligations

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Principal Investment Strategy

Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility

Low

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Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile

Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence.


Performance Bar Chart and Table

Best Quarter	Q3 2000	1.44%
Worst Quarter	Q4 2002	0.13%

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This table shows the Fund’s average annual total returns for periods ended 12/31/02.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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			Since Class
	1 Year	5 Years	Inception*

U.S. Treasury Money Market Fund — Investment A Shares
Returns before taxes	0.77%	3.72%	4.14%

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* Since 10/19/93.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.20%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.28%

Total Annual Fund Operating Expenses	0.98%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$100	$312	$542	$1,201

Growth Fund

Fund Summary

Investment Goal

To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus

Common stocks of medium to large companies

Principal Investment Strategy

Invests in companies offering above-average growth potential

Share Price Volatility

Moderate to High

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Investment Strategy

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which present growth opportunities and it believes have temporarily depressed prices.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks: Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market.

Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large U.S. growth companies — will underperform other types of stock investments or the market as a whole.

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Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter	Q2 1997	19.57%
Worst Quarter	Q1 2001	(15.82)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02 to those of the Standard & Poor’s 500 Index (S&P 500). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*
Growth Fund — Investment A Shares
(with 5.75% sales charge)
Returns before taxes	(26.92)%	(3.41)%	6.16%	6.71%

Returns after taxes on distributions(1)	(26.92)%	(4.16)%	4.95%	5.54%

Returns after taxes on distributions and sales
of Investment A Shares(1)	(16.53)%	(2.58)%	4.85%	5.33%

				Since Class
	1 Year	5 Years	10 Years	Inception
Growth Fund — Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(26.73)%	(3.23)%	6.04%	6.55%

Returns after taxes on distributions(1)	(26.73)%	(3.94)%	4.87%	5.61%

Returns after taxes on distributions and sales
of Investment B Shares(1)	(16.41)%	(2.37)%	4.80%	5.42%

S&P 500(2)
(reflects no deduction for fees, expenses or taxes)	(22.10)%	(0.59)%	9.33%	9.83%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since 5/1/91.
** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

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The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.60%	0.60%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.39%	0.33%

Total Annual Fund Operating Expenses	1.49%	1.93%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***	Does not include any wire transfer fees, if applicable.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$718	$1,019	$1,341	$2,252
Investment B Shares
If you do not sell your shares:	$196	$606	$1,042	$2,124
If you sell your shares at the end
of the period:	$696	$906	$1,242	$2,124

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Income Equity Fund

Fund Summary

Investment Goal

To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus

Common and preferred stocks

Principal Investment Strategy

Attempts to identify stocks that pay high dividends

Share Price Volatility

Moderate

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Investment Strategy

The Fund’s investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Advisor also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

Because the Fund contains “equity” in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity securities.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter	Q4 1998	12.17%
Worst Quarter	Q3 2002	(18.60)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*
Income Equity Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	(17.83)%	(1.57)%	6.58%	6.51%

Returns after taxes on distributions(1)	(18.87)%	(2.92)%	5.04%	5.06%

Returns after taxes on distributions and sales
of Investment A Shares(1)	(10.87)%	(1.71)%	4.77%	4.78%

				Since Class
	1 Year	5 Years	10 Years	Inception
Income Equity Fund — Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(17.49)%	(1.29)%	6.64%	6.44%

Returns after taxes on distributions(1)	(18.44)%	(2.47)%	5.31%	5.18%

Returns after taxes on distributions and sales
of Investment B Shares(1)	(10.66)%	(1.37)%	4.99%	4.89%

S&P 500(2)
(reflects no deduction for fees, expenses or taxes)	(22.10)%	(0.59)%	9.33%	10.29%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Prior to 5/14/97 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.
** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.60%	0.60%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.43%	1.93%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$712	$1,001	$1,312	$2,190
Investment B Shares
If you do not sell your shares:	$196	$606	$1,042	$2,124
If you sell your shares at the end
of the period:	$696	$906	$1,242	$2,124

Rotating Markets Fund

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(formerly, Rotating Index Fund)

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Fund Summary

Investment Goal

To seek capital appreciation

Investment Focus

Common stocks and index-based securities

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Principal Investment Strategy

Attempts to rotate investments among the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

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Share Price Volatility

Moderate to High

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Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500 Index, or the NASDAQ-100 Index. Following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase.The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of June 30, 2002, the Russell 2000 Index statistics were as follows: the average market capitalization was approximately $490 million and the median market capitalization was approximately $395 million. The Index has a total market capitalization range of approximately $128 million to $1.3 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of June 30, 2002, the Russell Midcap Index statistics were as follows: the average market capitalization was approximately $3.6 billion and the median market capitalization was approximately $2.8 billion. The Index has a total market capitalization range of approximately $1.3 billion to $10.8 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the Standard & Poor’s 500 Index. As of January 31, 2003, the Standard & Poor’s 500 Index statistics were as follows: the average market capitalization was approximately $73.6 billion and the median market capitalization was approximately $6.7 billion. The Index has a total market capitalization range of approximately $258 million to $253.7 billion.

The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies.

The Fund will provide shareholders 60 days’ advance notice before changing its 80% investment policy described above.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

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Investor Profile

Long-term investors seeking capital appreciation.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks: Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

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Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the market segment selected by the Advisor — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter:	Q4 2002	4.58%
Worst Quarter:	Q3 2002	(17.81)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500). These returns reflect applicable sales charges.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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			Since Class
		1 Year	Inception*
Rotating Markets Fund	— Investment A Shares
(with a 1.50% sales charge)
Returns before taxes		(17.34)%	(16.39)%

Returns after taxes on distributions(1)		(17.34)%	(16.39)%

Returns after taxes on distributions
and sales of Investment A Shares(1)		(10.65)%	(12.95)%

S&P 500(2)
(reflects no deduction for fees, expenses or taxes)		(22.10)%	(17.72)%
(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since 5/1/01.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	1.50%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)**	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution (12b-1) Fees	0.25%

Shareholder Service (12b-1) Fees	0.25%

Other Expenses	0.78%

Total Annual Fund Operating Expenses	1.78%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	Does not include any wire transfer fees, if applicable.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$328	$702	$1,100	$2,213

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Dividend Capture Fund

Fund Summary

Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

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Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company’s future prospects.

Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security’s historic valuations. Factors considered will include fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. The Advisor then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

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Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

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Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter:	Q1 2002	5.30%
Worst Quarter:	Q3 2002	(8.22)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

Dividend Capture Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	(6.15)%	0.29%

Returns after taxes on distributions(1)	(7.83)%	(1.90)%

Returns after taxes on distributions
and sales of Investment A Shares(1)	(3.77)%	(0.82)%

		Since
	1 Year	Inception*

Dividend Capture Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Return before taxes	(5.54)%	1.03%

Returns after taxes on distributions(1)	(7.13)%	(1.07)%

Return after taxes on distributions
and sales of Investment B Shares(1)	(3.39)%	(0.19)%

S&P 500(2)
(reflects deduction for fees, expenses or taxes)	(22.10)%	(15.81)%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. * Since 3/1/01.

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Fees and Expenses

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The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.66%	0.66%

Total Annual Fund Operating Expenses	1.91%	2.41%
*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$758	$1,141	$1,547	$2,679
Investment B Shares
If you do not sell your shares:	$244	$751	$1,285	$2,623
If you sell your shares at the end
of the period:	$744	$1,051	$1,485	$2,623

International Equity Fund

Fund Summary

Investment Goal

To seek total return

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Investment Focus

Equity securities of companies based outside the United States

Principal Investment Strategy

Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

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Share Price Volatility

High

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Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices.When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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The Fund will notify shareholders at least 60 days in advance if there is a change to the Fund’s policy of investing at least 80% of its assets in equity securities.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of foreign companies — may underperform other kinds of investments or the market as a whole.

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Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

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Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

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Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter:	Q4 2002	5.57%
Worst Quarter:	Q3 2002	(17.26)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Morgan Stanley Capital International Europe, Australasia and Far East Index. (MSCI-EAFE). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

International Equity Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	(18.45)%	(22.55)%

Returns after taxes on distributions(1)	(18.45)%	(22.57)%

Returns after taxes on distributions
and sales of Investment A Shares(1)	(11.33)%	(17.64)%

		Since Class
	1 Year	Inception*

International Equity Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(18.18)%	(22.11)%

Returns after taxes on distributions(1)	(18.18)%	(22.12)%

Returns after taxes on distributions
and sales of Investment B Shares(1)	(11.16)%	(17.30)%

MSCI-EAFE(2) (reflects no deduction for fees,
expenses or taxes)	(15.90)%	(16.49)%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
* Since 3/1/01.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	1.00%	1.00%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.55%	0.59%

Total Annual Fund Operating Expenses	2.05%	2.59%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***	Does not include any wire transfer fees, if applicable.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$771	$1,181	$1,615	$2,817
Investment B Shares
If you do not sell your shares:	$262	$805	$1,375	$2,793
If you sell your shares at the end
of the period:	$762	$1,105	$1,575	$2,793

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Mid Corp America Fund

Fund Summary

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Investment Goal

To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies.

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Investment Focus

Common stocks

Principal Investment Strategy

Attempts to identify companies with outstanding growth characteristics

Share Price Volatility

Moderate to High

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Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (RMCI) or the Standard & Poor’s 400 Index (S&P 400). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of June 30, 2002, the RMCI statistics were as follows: the average market capitalization was approximately $3.6 billion and the median market capitalization was approximately $2.8 billion. The RMCI had a total market capitalization range of approximately $1.3 billion to $10.8 billion. As of March 31, 2003, the S&P 400 statistics were as follows: the average market capitalization was approximately $1.7 billion and the median market capitalization was approximately $1.5 billion. The S&P 400 had a total market capitalization range from approximately $162 million to $8.3 billion.

In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policy that would enable the Fund to invest normally less than 80% of its assets its investments in the United States of America or less than 80% of its assets in common stocks of mid cap companies.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

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Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility.This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter	Q4 2002	5.40%
Worst Quarter	Q3 2002	(16.22)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 400 Index (S&P 400) and the Russell Midcap Index (RMCI).

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

Mid Corp America Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	(18.36)%	(8.54)%

Returns after taxes on distributions(1)	(18.36)%	(8.59)%

Returns after taxes on distributions
and sales of Investment A Shares(1)	(11.27)%	(6.80)%

		Since
	1 Year	Inception*

Mid Corp America Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(18.14)%	(8.07)%

Returns after taxes on distributions(1)	(18.14)%	(8.10)%

Returns after taxes on distributions
and sales of Investment B Shares(1)	(11.14)%	(6.42)%

S&P 400(2) (reflects no deduction for fees,
expenses or taxes)	(14.51)%	(6.65)%

RMCI(3) (reflects no deduction for fees,
expenses or taxes)	(16.18)%	(9.73)%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. Stock Market.
(3)	The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Advisor has elected to change the benchmark index from S&P 400 to RMCI because the market capitalization of companies comprising the RMCI more closely correlate to the market capitalization of the companies in which the Fund invests.These indices are unmanaged, and investments cannot be made in an index.
* Since 3/1/01.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholders Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.41%	0.41%

Total Annual Fund Operating Expenses	1.66%	2.16%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$734	$1,068	$1,425	$2,427
Investment B Shares
If you do not sell your shares:	$219	$676	$1,159	$2,366
If you sell your shares at the end
of the period:	$719	$976	$1,359	$2,366

New Economy Fund

Fund Summary

Investment Goal

To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus

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Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.

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Principal Investment Strategy

Long-term capital appreciation

Share Price Volatility

High

Investment Strategy

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The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

“New economy” companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

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The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter:	Q1 2002	5.14%
Worst Quarter:	Q3 2002	(14.85)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Russell 3000 Growth Index (RUS3G). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

New Economy Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	(18.73)%	(10.05)%

Returns after taxes on distributions(1)	(18.73)%	(10.08)%

Returns after taxes on distributions and sales of
Investment A Shares(1)	(11.50)%	(7.98)%

		Since Class
	1 Year	Inception*

New Economy Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(18.42)%	(9.70)%

Returns after taxes on distributions(1)	(18.42)%	(9.72)%

Returns after taxes on distributions and sales of
Investment B Shares(1)	(11.31)%	(7.70)%

RUS3G(2) (reflects no deduction for fees,
expenses or taxes)	(28.04)%	(20.98)%

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(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2)   The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

* Since 3/1/01.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.85%	0.85%

Distribution (12b-1) Fee	0.25%	0.75%

Shareholder Service Fee	0.25%	0.25%

Other Expenses	0.82%	0.84%

Total Annual Fund Operating Expenses	2.17%	2.69%

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*   This sales charge varies depending upon how much you invest. See “Sales Charges.”

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**   If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

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***   Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$782	$1,215	$1,672	$2,934
Investment B Shares
If you do not sell your shares:	$272	$835	$1,425	$2,897
If you sell your shares at the end
of the period:	$772	$1,135	$1,625	$2,897

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Situs Small Cap Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation

Investment Focus

Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy

Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility

Moderate to High

Investment Strategy

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The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of March 31, 2003, the smallest company in the index had a market capitalization of $31 million, the largest company had a market capitalization of $2.3 billion and the weighted average market capitalization was $755 million). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy.Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor applies a top down strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries. The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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Because the Fund refers to equity securities of small capitalization companies in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity securities of small capitalization companies.

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The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

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Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily smaller companies in both domestic and foreign markets — will underperform other kinds of investments or market averages.

Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.90%	0.90%

Total Annual Fund Operating Expenses†	2.15%	2.65%

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*   This sales charge varies depending upon how much you invest. See “Sales Charges.”

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**   If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

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***   Does not include any wire transfer fees, if applicable.

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†   Other expenses are based on estimated amounts for the current fiscal year.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$781	$1,209	$1,663	$2,915
Investment B Shares
If you do not sell your shares:	$268	$823	$1,405	$2,863
If you sell your shares at the end
of the period:	$768	$1,123	$1,605	$2,863

Mortgage Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income

Investment Focus

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Mortgage-related securities, including mortgage Real Estate Investment Trusts (REITs)

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Principal Investment Strategy

Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility

Moderate

Investment Strategy

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The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

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In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (Code).

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Pre-payment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in pre-payment and call rates can cause bond prices and yields to be volatile.

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Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Advisor’s ability to manage the average life of the Fund.

Pre-payment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

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Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter	Q2 1995	10.89%
Worst Quarter	Q2 1994	(13.65)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers Mortgage-Backed Securities Index (LBMBSI). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Mortgage Securities Fund — Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	2.16%	5.27%	5.18%	5.75%

Returns after taxes on distributions(1)	0.47%	3.08%	2.19%	2.72%

Returns after taxes on distributions and sales
of Investment A Shares(1)	1.30%	3.09%	2.50%	2.98%

				Since Class
	1 Year	5 Years	10 Years	Inception

Mortgage Securities Fund — Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	1.76%	5.44%	5.17%	5.71%

Returns after taxes on distributions(1)	0.00%	3.22%	2.17%	2.68%

Returns after taxes on distributions and sales
of Investment B Shares(1)	1.06%	3.22%	2.51%	2.97%

LBMBSI(2)) (reflects no deduction for fees,
expenses or taxes)	8.75%	7.34%	7.28%	7.35%

(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)   The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.

* Since 6/2/92.

** The Funds Investment B Shares is a new class of Shares. Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.44%	0.44%

Total Annual Fund Operating Expenses	1.44%	1.94%

*   This sales charge varies depending upon how much you invest. See “Sales Charges.”

**   If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***   Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$615	$909	$1,225	$2,117
Investment B Shares
If you do not sell your shares:	$197	$609	$1,047	$2,135
If you sell your shares at the end
of the period:	$697	$909	$1,247	$2,135

Ohio Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Investment Focus

Ohio municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

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The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the Security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

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For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Pre-payment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in pre-payment and call rates can cause bond prices and yields to be volatile.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter	Q1 1995	4.20%
Worst Quarter	Q1 1994	(2.72)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers 7-Year Municipal Bond Index (LB7MB). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Ohio Tax-Free Fund — Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	2.83%	3.48%	4.19%	4.58%

Returns after taxes on distributions(1)	1.55%	1.83%	2.46%	2.88%

Returns after taxes on distributions and sales
of Investment A Shares(1)	1.74%	1.97%	2.49%	2.85%

				Since Class
	1 Year	5 Years	10 Years	Inception

Ohio Tax-Free Fund — Investment B Shares**
(with applicable Contingent Deferred
Sales Charge)
Returns before taxes	2.40%	3.63%	4.18%	4.50%

Returns after taxes on distributions(1)	2.35%	3.56%	4.14%	4.47%

Returns after taxes on distributions and
sales of Investment B Shares(1)	2.77%	3.68%	4.18%	4.46%

LB7MB(2) (reflects no deduction for fees,
expenses or taxes)	10.33%	6.07%	6.35%	6.79%

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(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2)   The unmanaged LB7MB comprises intermediate-term, investment grade bonds with maturities between 6 and 8 years.

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* Since 5/1/91.

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** The Fund’s Investment B Shares is a new class of shares. Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.43%	0.42%

Total Annual Fund Operating Expenses	1.43%	1.92%

*   This sales charge varies depending upon how much you invest. See “Sales Charges.”

**   If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***   Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$614	$906	$1,219	$2,107
Investment B Shares
If you do not sell your shares:	$195	$603	$1,037	$2,114
If you sell your shares at the end
of the period:	$695	$903	$1,237	$2,114

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Michigan Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

Investment Focus

Michigan municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

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The Fund’s investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

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For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Michigan residents seeking income exempt from federal and state income taxes.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Pre-payment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in pre-payment and call rates can cause bond prices and yields to be volatile.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter	Q1 1995	4.69%
Worst Quarter	Q1 1994	(3.21)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers 7-Year Municipal Bond Index (LB7MB). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Michigan Tax-Free Fund(1) —
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	2.87%	3.53%	4.78%	5.02%

Returns after taxes on distributions(2)	2.81%	3.41%	4.71%	4.96%

Returns after taxes on distributions and sales
of Investment A Shares(2)	2.96%	3.57%	4.67%	4.89%

				Since Class
	1 Year	5 Years	10 Years	Inception

Michigan Tax-Free Fund —
Investment B Shares**
(with applicable Contingent Deferred
Sales Charge)
Returns before taxes	2.45%	3.69%	4.76%	4.96%

Returns after taxes on distributions(2)	2.38%	3.56%	4.70%	4.90%

Returns after taxes on distributions and
sales of Investment B Shares(2)	2.76%	3.72%	4.68%	4.85%

LB7MB(4) (reflects no deduction for fees,
expenses or taxes)	10.33%	6.07%	6.35%	6.65%

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(1)   Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.

(2)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(3)   The unmanaged LB7MB is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between 6 and 8 years.

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* Since 12/2/91.

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** The Fund’s Investment B Shares is a new class of shares. Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.58%	0.58%

Total Annual Fund Operating Expenses	1.58%	2.08%

*   This sales charge varies depending upon how much you invest. See “Sales Charges.”

**   If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***   Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$628	$950	$1,295	$2,264
Investment B Shares
If you do not sell your shares:	$211	$652	$1,119	$2,283
If you sell your shares at the end
of the period:	$711	$952	$1,319	$2,283

Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus

U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy

Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility

Moderate

Investment Strategy

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The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it.Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

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Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Pre-payment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in pre-payment and call rates can cause bond prices and yields to be volatile.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”


Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter	Q2 1995	6.16%
Worst Quarter	Q1 1994	(3.57)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers Government/Credit Bond Index (LBGCBI). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Fixed Income Securities Fund —
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	2.03%	4.69%	5.57%	6.33%

Returns after taxes on distributions(1)	0.25%	2.38%	3.13%	3.90%

Returns after taxes on distributions and sales
of Investment A Shares(1)	1.20%	2.56%	3.20%	3.88%

Fixed Income Securities Fund —
Investment B Shares**
(with applicable Contingent Deferred				Since Class
Sales Charge)	1 Year	5 Years	10 Years	Inception

Returns before taxes	1.59%	4.66%	5.27%	5.95%

Returns after taxes on distributions(1)	(0.08)%	2.58%	3.15%	3.86%

Returns after taxes on distributions and sales
of Investment B Shares(1)	0.94%	2.71%	3.21%	3.85%

LBGCBI(2) (reflects no deduction for fees,
expenses or taxes)	11.02%	7.61%	7.61%	8.19%

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(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2)   The unmanaged LBGCBI is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

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* Since 5/1/91.

** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.33%	0.32%

Total Annual Fund Operating Expenses	1.33%	1.82%

*   This sales charge varies depending upon how much you invest. See “Sales Charges.”

**   If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***   Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$604	$876	$1,169	$2,000
Investment B Shares
If you do not sell your shares:	$185	$573	$985	$2,009
If you sell your shares at the end of
the period:	$685	$873	$1,185	$2,009

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Intermediate Government Income Fund

Fund Summary

Investment Goal

To seek to provide investors with a high level of current income

Investment Focus

U.S. government obligations, mortgage backed securities

Principal Investment Strategy

Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility

Low to Moderate

Investment Strategy

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The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years.Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

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Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Pre-payment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in pre-payment and call rates can cause bond prices and yields to be volatile.

Reinvestment Risk: As pre-payment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

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Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Advisor’s ability to manage the average life of the Fund. The above risks are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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Performance Bar Chart and Table

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Best Quarter	Q3 2001	4.96%
Worst Quarter	Q1 1994	(1.77)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers Intermediate Government/Credit Index (LBIGC). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Intermediate Government Income Fund(1)—
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	3.99%	5.53%	5.72%	5.91%

Returns after taxes on distributions(2)	2.32%	3.49%	3.52%	3.74%

Returns after taxes on distributions and sales
of Investment A Shares(2)	2.40%	3.37%	3.44%	3.64%

				Since Class
	1 Year	5 Years	10 Years	Inception

Intermediate Government Income Fund —
Investment B Shares**
(with applicable Contingent Deferred
Sales Charge)
Returns before taxes	3.63%	5.72%	5.71%	5.85%

Returns after taxes on distributions(2)	1.89%	3.64%	3.51%	3.68%

Returns after taxes on distributions and sales
of Investment B Shares(2)	2.18%	3.52%	3.45%	3.61%

LBIGC(3)(reflects no deduction for fees,
expenses or taxes)	9.84%	7.48%	7.06%	7.25%

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(1)   Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.

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(2)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)   The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

* Since 12/2/91.

** The Fund’s Investment B Shares is a new class of shares. Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.35%	0.35%

Total Annual Fund Operating Expenses	1.35%	1.85%

*   This sales charge varies depending upon how much you invest. See “Sales Charges.”

**   If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Sales Charges.”

***   Does not include any wire transfer fees, if applicable.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$606	$882	$1,179	$2,022
Investment B Shares
If you do not sell your shares:	$188	$582	$1,001	$2,039
If you sell your shares at the end of
the period:	$688	$882	$1,201	$2,039

Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus

U.S. Government obligations and investment-grade corporate debt securities

Principal Investment Strategy

Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility

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Low to Moderate

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Investment Strategy

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The Fund’s investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Advisor invests primarily in corporate debt and U.S. Government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).


For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

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Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

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What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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Because the Fund’s A Shares have no prior history and are newly offered, the bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Trust Shares. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

The total returns shown here are for Trust Shares which is another class of shares offered by the Short/Intermediate Fixed Income Securities Fund. Trust Shares are not offered in this prospectus. The total returns for Trust Shares are disclosed here because Investment A Shares have only been offered since May 1, 2003. The total returns for Trust Shares would be substantially similar to the annual returns for Investment A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. The expenses of Investment A Shares will exceed those of the Trust Shares.

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Performance Bar Chart and Table

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Best Quarter	Q2 1995	4.19%
Worst Quarter	Q4 2001	(1.58)%

This table compares the Fund’s average annual total returns for Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares, for periods ended 12/31/02, to those of the Merrill Lynch 1-5 Year U.S.

Corporate/Government Credit Index (ML1-5YGC).

				Since Class
	1 Year	5 Years	10 Years	Inception*

Short/Intermediate Fixed Income Securities
Fund — Investment A Shares(1)
Returns before taxes	3.25%	4.96%	5.29%	6.21%

Returns after taxes on distributions(2)	1.49%	2.69%	2.87%	3.77%

Returns after taxes on distributions and sales
of Investment A Shares(2)	1.96%	2.82%	3.00%	3.84%

ML1-5YGC(3) (reflects no deduction for fees,
expenses or taxes)	7.91%	7.09%	6.63%	7.42%

(1)   The Fund’s Investment A Shares is a new class of shares. Prior to 5/1/03 performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares.

(2)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

(3)   The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

* Since 7/3/89

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Average Annual Total Returns

(for the periods ended December 31, 2002)

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	1.50%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)**	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.32%

*   This sales charge varies depending upon how much you invest. See “Sales Charges.”

**   Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$282	$562	$863	$1,716

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals.As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

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The Funds offer different classes of Shares, each of which has different expenses and other characteristics.Two classes of Fund Shares — Investment A and Investment B — are offered in this Prospectus. Two other classes of Fund Shares — Trust Shares and Interfund Shares of the Money Market Fund are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments.The following are some of the main differences between Investment A and Investment B Shares:

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Investment A

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  Front-end sales charges (except Money Market Funds), as described below under “Sales Charges.”
  Distribution (Rule 12b-1) fees of 0.25% of a Fund’s average daily net assets.

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  A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

Investment B

  No front-end sales charge.

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  Distribution (Rule 12b-1) fees of 0.75% of a Fund’s average daily net assets.
  A non Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.
  A contingent deferred sales charge, as described below.
  Automatic conversion to Investment A Shares at the end of eight years, thus reducing future annual expenses. (See “Purchasing Shares — Investment B Shares Conversion Feature” below.)

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For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

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Because Rule 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available to fiduciary, advisory, agency and other similar clients of The Huntington National Bank and its affiliates or correspondent banks as well as similar customers of third party financial institutions. Interfund Shares are available only for purchase by the Funds.

For purchases of $100,000 or more on the Rotating Markets Fund and the Short/Intermediate Fixed Income Securities Fund and $1 million or more on all the other Equity Fund and Income Funds, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of these larger amounts, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares.

Distribution of the Funds

Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount.The Distributor retains any portion not paid to a broker-dealer.The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment A and Investment B Shares and retains the amounts collected.The Distributor uses these charges to pay broker-dealers, banks, including The Huntington National Bank and its affiliates, and other investment professionals for providing distribution-related, sales and/or administrative services on behalf of their customers who purchase Investment A Shares or Investment B Shares.

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The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

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Distribution Plan (Rule 12b-1 Fees)

The Distributor serves as the Funds’ distributor and markets the Shares described in this Prospectus to institutions or to individuals, directly or through investment professionals.When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. and is not affiliated with the Advisor. Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay the Distributor and authorizes the Distributor to pay, in turn, brokers, dealers and other financial institutions distribution and/or administrative services fees (Rule 12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to such classes of shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund’s Investment A Shares average daily net assets and 0.75% of the applicable Fund’s Investment B Shares average daily net assets. Financial institutions who receive advanced commissions on the sale of Investment A or B Shares will not be paid a Rule 12b-1 fee since those fees are paid to the Distributor to compensate it in connection with financing the advanced commission.

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Investment A Shares and Investment B Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund’s average daily net assets.

Sales Charges

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Purchases of Investment A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

Equity Funds (except Rotating Markets Fund)

Amount of Transaction			Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested

$0	-	$ 49,999	5.75%	6.10%
$50,000	-	$ 99,999	4.75%	4.99%
$100,000	-	$249,999	4.00%	4.17%
$250,000	-	$499,999	3.50%	3.63%
$500,000	-	$749,999	2.95%	3.04%
$750,000	-	$999,999	2.20%	2.25%
$1,000,000 and Over			0.00%*	0.00%*

Income Funds (except Short/Intermediate Fixed Income Securities Fund)

			Sales Charge as a	Sales Charge as a
			Percentage of	Percentage of
Amount of Transaction			Public Offering Price	Net Amount Invested

$0	-	$ 49,999	4.75%	4.99%
$50,000	-	$ 99,999	3.75%	3.90%
$100,000	-	$249,999	3.00%	3.09%
$250,000	-	$499,999	2.50%	2.56%
$500,000	-	$749,999	2.00%	2.04%
$750,000	-	$999,999	1.75%	1.78%
$1,000,000 and Over			0.00%*	0.00%*

Rotating Markets Fund and Short/Intermediate Fixed Income Securities Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction	Public Offering Price	Net Amount Invested

$0-$99,999	1.50%	1.52%
$100,000 and Over	0.00%	0.00%

* Redemptions of these shares within 18 months of the date of purchase will be subject to a contingent deferred sales charge of 1.00%.

Other Quantity Discounts, Reductions and Waivers

Other quantity discounts, reductions and waivers may also apply in certain special situations described below. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases.

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No sales charges will apply to purchases of Investment A Shares made:

  Through the automatic reinvestment of dividends and capital gains distributions
  By current Trustees and officers of the Trust, their spouses and immediate family members
  By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members
  By retired officers and employees of HBI or its subsidiaries and their spouses
  By participants in certain financial services programs offered by HBI subsidiaries

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  By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor

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  By investors who have sold shares of a Huntington Equity or Income Fund within the last 30 days (not available more than once)

Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

  By investors whose multiple investments over time in the same Fund total an amount subject to a quantity discount
  By investors whose investment in a Fund, plus investments by their spouse and children under 21 made at the same time, total an amount subject to a quantity discount

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  By investors who sign a letter of intent to invest at least $100,000 in the Rotating Markets Fund or Short/Intermediate Fixed Income Securities Fund, or $50,000 in the other Equity or Income Funds within a 13-month period

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  By investors whose investments in multiple Funds at the same time total an amount subject to a quantity discount
  By trustees or fiduciaries whose investments on behalf of a single trust estate or fiduciary account total an amount subject to a quantity discount

More information about these reductions is provided in the Statement of Additional Information.

Contingent Deferred Sales Charges

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Purchases of Investment B Shares are not subject to any front-end sales charges; however, you will be assessed a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:

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Year of Redemption
(based on purchase date)	All Funds

Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	3.00%
Year 5	2.00%
Year 6	1.00%
Year 7 or later	0.00%

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For each redemption, we will first redeem shares which are not subject to CDSCs, if any, and then shares which you have held for the longest period of time.The applicable CDSC will then be charged on the lesser of current market value or the original cost of the Investment B Shares being redeemed.

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No CDSC will apply to redemptions of shares:

  Acquired through dividend or capital gains reinvestments
  Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such shares are held
  Upon the death of the last surviving shareholder of the account.The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

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  Withdrawn under the Fund’s systematic withdrawal plan but limited to 10% annually of the initial value of the account.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the net asset value (NAV) per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value.The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.These valuation methods are more fully described in the Trust’s Statement of Additional Information.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time on each day the NYSE is open). The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S.Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing shares.

The Funds are open for business on any day the NYSE is open.The Funds are closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day,Veteran’s Day,Thanksgiving Day and Christmas Day.

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Purchasing Shares

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You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under “Pricing Shares” above.You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open. In connection with the sale of a Fund’s Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

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Money Market Funds

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Your purchase order is priced at the next NAV calculated after your order is received.With regard to investments in the Money Market Fund or the U.S.Treasury Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time).The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time). Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

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All Other Funds

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Your purchase order for Investment A Shares is priced at the next NAV calculated after your order is received, plus any applicable sales charge. Your purchase order for Investment B Shares is priced simply at its next NAV calculated after your order is received.

In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

Notes About Purchases

Orders placed through an intermediary, such as your Huntington Personal Banker or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for Shares to be purchased that day. It is the intermediary’s responsibility to transmit orders promptly. However, you should allow sufficient time for orderly processing and transmission.

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The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

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If the Trust receives insufficient payment for a purchase or your check doesn’t clear, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

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Investment B Shares Conversion Feature

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Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund at the end-of-the-month-processing, in the 12th month of the eighth year. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the NAVs of Investment A Shares and Investment B Shares.

Investment A Shares carry lower distribution (Rule 12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

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How to Buy Investment A Shares or Investment B Shares

1.  Minimum investment requirements:

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  $1,000 for initial investments outside the Systematic Investment Program (SIP)
  $50 for initial investments through the SIP

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  $50 for subsequent investments

2.  Call

  Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Personal Banker

3.  Make payment

  By check payable to the applicable Fund and Share class (e.g. Huntington Dividend Capture Fund — Investment B Shares) to:
  Huntington Funds P.O. Box 6110
  Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

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(The Trust will treat your order as having been received once the Trust receives your check.)

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OR

  By Federal funds wire to: Huntington National Bank NA ABA #044000024 Huntington Funds Account #01892195216 Shareholder Name Shareholder Account Number
  (The Trust will treat your order as having been received immediately upon receipt by the Trust’s transfer agent) OR
  By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures

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  Through the SIP
  (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)

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Other methods of acceptable payment are discussed in the Statement of Additional Information.

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Systematic Investment Program (SIP)

You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds through SIP.To participate, you must open an account with the Trust by calling (800) 253-0412,The Huntington Investment Company, or your Personal Banker, request and complete an application, and invest at least $50 at periodic intervals. Minimum investment requirements may be different for Huntington Investment Company accounts.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the SIP will be assessed the applicable sales charge.Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

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Exchanging Shares

Money Market Funds

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On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange shares of any Fund for the same class of shares of any other Fund offering such shares and as discussed under “Pricing Shares.”

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All Other Funds

On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares.

Additional Information

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In order to exchange shares of a Fund on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days’ prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

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An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The Statement of Additional Information contains more information about exchanges.

Exchanging Investment A Shares

For Investment A Shares, the Trust makes exchanges at net asset value (determined after the order is considered received), plus any applicable sales charges.

Exchange
Out Of	Exchange Into	Sales Charge

Any Money Market Fund	Any Money Market Fund	NO
Any Money Market Fund	Any Equity or Income Fund	YES—See “Sales Charges”
Any Income or Equity Fund	Any Money Market, Equity
	or Income Fund	NO

Exchanging Investment B Shares

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For Investment B Shares, the Trust makes exchanges at net asset value (determined after the order is considered received) without assessing any contingent deferred sales charge at the time of exchange.

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Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

How to Exchange Shares

1.  Satisfy the minimum account balance requirements

  You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2.  Call (You must have completed the appropriate section on your account application)

  Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Personal Banker

OR

Write

Huntington Funds P.O. Box 6110
Indianapolis, IN 46206-6110

3.   Provide the required information

  Name of the Fund from which you wish to make the exchange (exchange OUT OF)
  Specify the Investment A Shares or Investment B Shares class
  Your account number

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  The name and address on your account (account registrations must be identical)

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  The dollar amount or number of shares to be exchanged
  Name of the Fund into which you wish to make the exchange (exchange INTO)—(Make sure this Fund offers the applicable class of shares)
  Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

Redeeming Shares

Money Market Funds

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You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under ”Pricing Shares” above.

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All Other Funds

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You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

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How to Redeem Investment A Shares or Investment B Shares

1.  Call (You must have completed the appropriate section on your account application)

  Huntington Funds at (800) 253-0412;
  The Huntington Investment Company at (800) 322-4600; or
  Your Huntington Personal Banker

OR

Write

  Huntington Funds P.O. Box 6110
  Indianapolis, IN 46206-6110

OR

Write a Check (Investment A Shares of the Money Market Funds Only)

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  In an amount of at least $250 from your applicable Money Market Fund’s account

(You may not use a check to close an account.) See “Checkwriting” below for more information.

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2.  Provide the required information

  The name of the Fund from which you wish to redeem shares
  Specify the Investment A Shares or Investment B Shares class
  Your account number
  The name and address on your account
  Your bank’s wire transfer information (for wire transfers)
  The dollar amount or number of Shares you wish to redeem
  Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

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Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) for each of the Funds offered through this Prospectus.

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S.Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

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Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program.To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

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Generally, it is not advisable to continue to purchase Investment A Shares subject to a sales charge while redeeming Investment A Shares using this program.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares, subject to any applicable CDSCs, and close that account without your consent.The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting (Investment A Shares of the Money Market Funds Only)

You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2002, the Advisor had assets under management of $8.1 billion.The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2002,The Huntington National Bank had assets of $26.7 billion.

The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund. Mr. Gibboney joined the Advisor in 1989 and became Senior Vice President of The Huntington National Bank and the Advisor in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank and the Advisor from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

James M. Buskirk serves as the Portfolio Manager of the Income Equity Fund. Mr. Buskirk joined the Advisor in 1989 and has served as Senior Vice President of The Huntington National Bank and the Advisor for the past five years. He served as Chief Investment Officer of The Huntington National Bank from 1998 through 2000. Mr. Buskirk is a Chartered Financial Analyst. He received his M.B.A. from The University of Oregon.

Paul Koscik serves as the Senior Portfolio Manager of the Rotating Markets Fund. Mr. Koscik joined the Advisor in 1984 and has served as Vice President of The Huntington National Bank and the Advisor for the past five years. Mr. Koscik is a Certified Financial Planner. He received his Bachelor’s Degree and J.D. from the University of Akron.

B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Situs Small Cap Fund. Mr. Bateman joined the Advisor in 2000 as Chief Investment Officer of The Huntington National Bank and the Advisor. He became President of the Advisor in 2001. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Fixed Income Securities Fund. Mr. Mentzer joined the Advisor in 2000 and is a Senior Vice President and the Director of Fixed Income Research for The Huntington National Bank and the Advisor. Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined the Advisor in 2001 and is a Vice President and the Director of International Investments for The Huntington National Bank and the Advisor. Ms. Matlock served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her Bachelor’s and M.B.A. in Finance from the University of Cincinnati.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund. Mr. Rowane joined the Advisor in 2000 and is a Senior Vice President of The Huntington National Bank and the Advisor. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the New Economy Fund. Dr. Shinkel joined the Advisor in 1997 and has served as Vice President of The Huntington National Bank and the Advisor for the past five years. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund. Mr. Doughty joined the Advisor in 1961 and has served as Vice President of The Huntington National Bank and the Advisor for the past five years. He received his M.B.A. from The University of Dayton.

Kathy Stylarek serves as the Senior Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank and the Advisor. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds’ average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds’ average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund’s average daily assets for custody services. The Huntington National Bank or its affiliates also may receive up to 0.25% of the average daily net assets of Investment A Shares and Investment B Shares for shareholder servicing fees, and up to 0.25% and 0.75% of the average daily net assets of Investment A Shares and Investment B Shares, respectively, for distribution-related activities (Rule 12b-1 fees).

During the fiscal year ended December 31, 2002, the Trust paid the Advisor management fees as a percentage of average daily net assets as follows:

Money Market Fund, Ohio Municipal Money Market Fund and Florida	Tax-Free Money Fund:

Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
On $1 billion and more	0.20%

All other Funds:

U.S.Treasury Money Market Fund	0.20%
Growth Fund	0.60%
Income Equity Fund	0.60%
Rotating Markets Fund	0.50%
Dividend Capture Fund	0.75%
International Equity Fund	1.00%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Situs Small Cap Fund	0.75%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Michigan Tax-Free Fund	0.50%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%

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Dividends and Distributions

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The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

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Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund	Monthly
Growth Fund	Annually
Income Equity Fund	Monthly
International Equity Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Rotating Markets Fund	Annually
Situs Small Cap Fund	Annually

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

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All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or to reinvest capital gains distributions, but receive all other distributions in cash.

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Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus.The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received.This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax.Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules.To avoid this withholding, make sure you provide your correct Tax Identification Number.

State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida’s intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund’s shares will be exempt from the Florida intangible tax payable in the following year.

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In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Information

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Financial Highlights

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The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit.The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

						Distributions to
		Net			Distributions	shareholders
	Net Asset	investment	Net realized		to shareholders	from net
	Value,	income	and unrealized	Total from	from net	realized gain
	beginning	(operating	gain (loss)	investment	investment	on investment
Year ended December 31,	of period	loss)	investments	operations	income	transactions

INVESTMENT A SHARES
Huntington Money Market Fund
1998	$1.00	0.05	—	0.05	(0.05)	—
1999	$1.00	0.05	—	0.05	(0.05)	—
2000	$1.00	0.06	—	0.06	(0.06)	—
2001	$1.00	0.03	—	0.03	(0.03)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
Huntington Ohio Municipal Money Market Fund
1998	$1.00	0.03	—	0.03	(0.03)	—
1999	$1.00	0.03	—	0.03	(0.03)	—
2000	$1.00	0.03	—	0.03	(0.03)	—
2001	$1.00	0.02	—	0.02	(0.02)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
Huntington Florida Tax-Free Money Fund
1999(3)	$1.00	0.03	—	0.03	(0.03)	—
2000	$1.00	0.03	—	0.03	(0.03)	—
2001	$1.00	0.02	—	0.02	(0.02)	—
2002	$1.00	—	—	—	—	—
Huntington U.S. Treasury Money Market Fund
1998	$1.00	0.05	—	0.05	(0.05)	—
1999	$1.00	0.04	—	0.04	(0.04)	—
2000	$1.00	0.05	—	0.05	(0.05)	—
2001	$1.00	0.03	—	0.03	(0.03)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
INVESTMENT B SHARES
Huntington Money Market Fund
2000(6)	$1.00	0.03	—	0.03	(0.03)	—
2001	$1.00	0.03	—	0.03	(0.03)	—
2002	$1.00	—	—	—	—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.
(4)	Computed on an annualized basis.
(5)	Not annualized.
(6)	Reflects operations for the period from May 2, 2000 (date of initial public investment) to December 31, 2000.
(7)	The payments by affiliates had no material impact on total return for the year ended December 31, 2001.

						Ratios to average net assets

								Expense		Net Assets,
	Net Asset					Net		waiver		end of
Total	Value, end	Total		Net		investment		reduction/		period
distributions	of period	return(1)		Expenses		income		reimbursement(2)		(000 omitted)

(0.05)	$1.00	5.03%		0.60%		4.89%		0.15%		$272,374
(0.05)	$1.00	4.67%		0.60%		4.57%		0.15%		$336,085
(0.06)	$1.00	5.81%		0.71%		5.67%		0.08%		$378,183
(0.03)	$1.00	3.20	%(7)	0.96%		3.13%		0.05%		$430,582
(0.01)	$1.00	0.70%		1.06%		0.70%		0.00%		$292,379

(0.03)	$1.00	2.97%		0.57%		2.93%		0.20%		$133,295
(0.03)	$1.00	2.69%		0.59%		2.64%		0.20%		$121,623
(0.03)	$1.00	3.43%		0.72%		3.36%		0.10%		$109,755
(0.02)	$1.00	2.00%		0.98%		1.95%		0.06%		$160,703
(0.01)	$1.00	0.53%		1.10%		0.54%		0.00%		$123,208

(0.03)	$1.00	2.74	%(5)	0.57	%(4)	2.70	%(4)	0.43	%(4)	$19,567
(0.03)	$1.00	3.48%		0.77%		3.45%		0.16%		$51,182
(0.02)	$1.00	1.89%		1.03%		1.96%		0.05%		$21,193
—	$1.00	0.37%		1.24%		0.36%		0.00%		$5,921

(0.05)	$1.00	4.85%		0.50%		4.74%		0.15%		$54,522
(0.04)	$1.00	4.42%		0.49%		4.34%		0.15%		$40,788
(0.05)	$1.00	5.56%		0.63%		5.41%		0.07%		$37,717
(0.03)	$1.00	3.09%		0.87%		3.11%		0.05%		$37,561
(0.01)	$1.00	0.77%		0.98%		0.74%		0.00%		$51,545

(0.03)	$1.00	3.44	%(5)	1.48	%(4)	5.07	%(4)	0.00%		$11
(0.03)	$1.00	2.62	%(7)	1.51%		2.64%		0.00%		$18
—	$1.00	0.24%		1.47%		0.22%		0.09%		$151

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

								Distributions to
		Net			Distributions			shareholders	Distributions
	Net Asset	investment	Net realized		to shareholders			from net	in excess
	Value,	income	and unrealized	Total from	from net	Distributions		realized gain	of net
Year ended	beginning	(operating	gain (loss)	investment	investment	from paid in		on investment	investment
December 31,	of period	loss)	investments	operations	income	capital		transactions	income

INVESTMENT A SHARES
Huntington Growth Fund
1998	$43.46	0.19	7.67	7.86	(0.17)	—		(1.21)	(0.18)
1999	$49.76	0.18	6.12	6.30	(0.17)	—		(6.42)	—
2000	$49.47	(0.12)	1.83	1.71	—	—		(0.72)	(0.03)
2001	$50.43	(0.16)(3)	(8.40)	(8.56)	—	—		—	—
2002	$41.87	(0.15)	(9.26)	(9.41)	—	—		—	—
Huntington Income Equity Fund
1998	$36.29	0.98	5.29	6.27	(0.99)	—		(0.71)	—
1999	$40.86	1.03	(3.85)	(2.82)	(1.03)	—		(0.27)	(0.02)
2000	$36.72	1.11	(0.70)	0.41	(1.14)	—		(0.68)	—
2001	$35.31	1.05	(0.49)	0.56	(1.04)	—		(0.49)	—
2002	$34.34	0.99	(5.31)	(4.32)	(0.98)	—		(0.09)	—
Huntington Rotating Markets Fund(10)
2001(6)	$10.00	(0.04)(3)	(0.99)	(1.03)	—	—		—	—
2002	$8.97	(0.05)	(1.39)	(1.44)	—	—		—	—
Huntington Dividend Capture Fund
2001(7)	$10.00	0.48(3)	0.21	0.69	(0.58)	—		—	—
2002	$10.11	0.47	(0.50)	(0.03)	(0.47)	—		—	—
Huntington International Equity Fund
2001(7)	$10.00	0.01(3)	(2.34)	(2.33)	(0.01)	—		—	—
2002	$7.66	(0.04)	(0.99)	(1.03)	—	—		—	—
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.03)(3)	0.43	0.40	(0.02)	—		(0.01)	—
2002	$10.37	(0.04)	(1.35)	(1.39)	—	—		—	—
Huntington New Economy Fund
2001(7)	$10.00	(0.07)(3)	0.20	0.13	—	(0.02)	(9)	—	—
2002	$10.11	(0.08)	(1.31)	(1.39)	—	—		—	—
Huntington Situs Small Cap Fund
2002(8)	$10.00	—	0.21	0.21	—	—		—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares out-standing during the period.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.
(7)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(8)	Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.
(9)	Represents a return of capital for federal income tax purposes.
(10)	Effective May 1, 2003, the Huntington Rotating Index Fund changed its name to the Huntington Rotating Markets Fund.

						Ratios to average net assets

								Expense		Net Assets,
	Net Asset					Net		waiver		end of	Portfolio
Total	Value, end	Total		Net		investment		reduction/		period	turnover
distributions	of period	return(1)		Expenses		income		reimbursement(2)		(000 omitted)	rate

(1.56)	$49.76	18.25%		1.04%		0.37%		0.00%		$16,501	11%
(6.59)	$49.47	13.25%		1.07%		0.33%		0.00%		$17,290	10%
(0.75)	$50.43	3.50%		1.09%		(0.24)%		0.03%		$15,665	24%
—	$41.87	(16.97)%		1.32%		(0.36)%		0.05%		$11,899	12%
—	$32.46	(22.47)%		1.49%		(0.42)%		0.00%		$8,728	15%

(1.70)	$40.86	17.56%		1.06%		2.58%		0.00%		$1,885	13%
(1.32)	$36.72	(7.00)%		1.07%		2.68%		0.00%		$1,667	20%
(1.82)	$35.31	1.27%		1.10%		3.14%		0.03%		$1,862	41%
(1.53)	$34.34	1.55%		1.30%		2.93%		0.05%		$2,053	33%
(1.07)	$28.95	(12.81)%		1.43%		3.08%		0.00%		$2,007	29%

—	$8.97	(10.30	)%(4)	2.31	%(5)	(0.63	)%(5)	0.00%		$298	0%
—	$7.53	(16.05)%		1.78%		(0.82)%		0.00%		$648	102%

(0.58)	$10.11	7.10	%(4)	2.03	%(5)	5.34	%(5)	0.01	%(5)	$1,125	172%
(0.47)	$9.61	(0.40)%		1.91%		4.74%		0.00%		$1,337	88%

(0.01)	$7.66	(23.32	)%(4)	2.45	%(5)	0.07	%(5)	0.01	%(5)	$34	121%
—	$6.63	(13.45)%		2.05%		(0.66)%		0.00%		$101	68%

(0.03)	$10.37	4.01	%(4)	1.68%	%(5)	(0.35	)%(5)	0.01	%(5)	$283	11%
—	$8.98	(13.40)%		1.66%		(0.55)%		0.00%		$870	16%

(0.02)	$10.11	1.28%	(4)	2.21%	(5)	(0.81)%	(5)	0.02%	(5)	$128	45%
—	$8.72	(13.75)%		2.13%		(1.34)%		0.04%		$339	39%

—	$10.21	2.10%	(4)	2.25%	(5)	(1.41)%	(5)	0.00%	(5)	$10	9%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

									Distributions to
		Net		Net		Distributions			shareholders
	Net Asset	investment		realized and		to shareholders	Distributions		from net
	Value,	income		unrealized	Total from	from net	from		realized gain
Year ended	beginning	(operating		gain/(loss)	investment	investment	paid in		on investment
December 31,	of period	loss)		investments	operations	income	capital		transactions

INVESTMENT B SHARES
Huntington Growth Fund
2000(6)	$50.06	(0.04)		0.87	0.83	—	—		(0.72)
2001	$50.17	(0.40	)(3)	(8.33)	(8.73)	—	—		—
2002	$41.44	(0.24)		(9.24)	(9.48)	—	—		—
Huntington Income Equity Fund
2000(6)	$35.83	0.53		0.21	0.74	(0.69)	—		(0.68)
2001	$35.20	0.83		(0.46)	0.37	(0.79)	—		(0.49)
2002	$34.29	0.82		(5.30)	(4.48)	(0.84)	—		(0.09)
Huntington Dividend Capture Fund
2001(7)	$10.00	0.44	(3)	0.20	0.64	(0.54)	—		—
2002	$10.10	0.42		(0.49)	(0.07)	(0.42)	—		—
Huntington International Equity Fund
2001(7)	$10.00	(0.13	)(3)	(2.22)	(2.35)	(0.01)	—		—
2002	$7.64	(0.04)		(1.02)	(1.06)	—	—		—
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.08	)(3)	0.44	0.36	(0.01)	—		(0.01)
2002	$10.34	(0.07)		(1.36)	(1.43)	—	—		—
Huntington New Economy Fund
2001(7)	$10.00	(0.13	)(3)	0.19	0.06	(0.01)	(0.01	)(9)	—
2002	$10.05	(0.14)		(1.28)	(1.42)	—	—		—
Huntington Situs Small Cap Fund
2002(8)	$10.00	—		0.20	0.20	—	—		—

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.
(7)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(8)	Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.
(9)	Represents a return of capital for federal income tax purposes.

				Ratios to average net assets

								Expense	Net Assets,
	Net Asset					Net		waiver	end of	Portfolio
Total	Value, end	Total		Net		investment		reduction/	period	turnover
distributions	of period	return(1)		Expenses		income		reimbursement(2)	(000 omitted)	rate

(0.72)	$50.17	1.70	%(4)	1.86	%(5)	(0.89	)%(5)	—	$87	24%
—	$41.44	(17.40)%		1.87%		(0.92)%		—	$1,634	12%
—	$31.96	(22.88)%		1.93%		(0.88)%		—	$3,084	15%

(1.37)	$35.20	2.16	%(4)	1.96	%(5)	2.25	%(5)	—	$1	41%
(1.28)	$34.29	1.04%		1.85%		2.15%		—	$909	33%
(0.93)	$28.88	(13.27)%		1.93%		2.67%		—	$3,802	29%

(0.54)	$10.10	6.57	%(4)	2.54	%(5)	4.80	%(5)	—	$1,920	172%
(0.42)	$9.61	(0.78)%		2.41%		4.42%		—	$5,001	88%

(0.01)	$7.64	(23.55	)%(4)	2.96	%(5)	(1.80	)%(5)	—	$77	121%
—	$6.58	(13.87)%		2.59%		(0.88)%		—	$179	68%

(0.02)	$10.34	3.58	%(4)	2.19	%(5)	(0.92	)%(5)	—	$1,097	11%
—	$8.91	(13.83)%		2.16%		(1.06)%		—	$3,082	16%

(0.01)	$10.05	0.57	%(4)	2.73	%(5)	(1.52	)%(5)	—	$460	45%
—	$8.63	(14.13)%		2.65%		(1.88)%		0.04%	$908	39%

—	$10.20	2.00	%(4)	3.00	%(5)	(2.05	)%(5)	—	$88	9%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

						Distributions to
		Net			Distributions	shareholders
	Net Asset	investment	Net realized		to shareholders	from net
	Value,	income/	and unrealized	Total from	from net	realized gain
Year ended	beginning	(operating	gain/(loss)	investment	investment	on investment	Total
December 31,	of period	loss)	investments	operations	income	transactions	distributions

INVESTMENT A SHARES
Huntington Mortgage Securities Fund
1998(3)	$8.26	0.48	0.01	0.49	(0.48)	—	(0.48)
1999	$8.27	0.45	(0.38)	0.07	(0.45)	—	(0.45)
2000	$7.89	0.49	0.23	0.72	(0.47)	—	(0.47)
2001	$8.14	0.42	0.20	0.62	(0.41)	—	(0.41)
2002	$8.35	0.36	0.24	0.60	(0.37)	—	(0.37)
Huntington Ohio Tax-Free Fund
1998	$21.73	0.93	0.11	1.04	(0.93)	(0.02)	(0.95)
1999	$21.82	0.87	(1.12)	(0.25)	(0.89)	(0.01)	(0.90)
2000	$20.67	0.92	0.64	1.56	(0.92)	—	(0.92)
2001	$21.31	0.79	(0.08)	0.71	(0.79)	(0.29)	(1.08)
2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)
Huntington Michigan Tax-Free Fund*
1998(6)	$10.89	0.24	0.06	0.30	(0.22)	—	(0.22)
1998(8)	$10.97	0.28	0.06	0.34	(0.30)	(0.02)	(0.32)
1999	$10.99	0.46	(0.55)	(0.09)	(0.46)	—	(0.46)
2000	$10.44	0.46	0.28	0.74	(0.46)	(0.01)	(0.47)
2001	$10.71	0.39	(0.01)	0.38	(0.39)	(0.24)	(0.63)
2002	$10.46	0.32	0.50	0.82	(0.32)	(0.03)	(0.35)

* In 1998, the fiscal year end of Huntington Michigan Tax-Free Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as the sub-advisor for Mortgage Securities Fund.

(4) Not annualized.

(5) Computed on an annualized basis. (6) Six months ended May 31.

(7) Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.

(8) Seven months ended December 31.

				Ratios to average net assets

								Expense		Net Assets,
	Net Asset					Net		waiver		end of	Portfolio
Payments	Value, end	Total		Net		investment		reduction/		period	turnover
by affiliates	of period	return(1)		Expenses		income		reimbursement(2)		(000 omitted)	rate

—	$8.27	6.09%		0.88%		5.84%		0.45%		$1,068	17%
—	$7.89	0.88%		1.45%		5.54%		0.45%		$1,025	20%
—	$8.14	9.55%		1.01%		6.01%		0.19%		$779	9%
—	$8.35	7.85%		1.28%		5.12%		0.05%		$826	25%
—	$8.58	7.30%		1.44%		4.07%		—		$2,859	63%

—	$21.82	4.90%		0.98%		4.25%		—		$1,519	9%
—	$20.67	(1.17)%		1.07%		4.44%		—		$1,310	11%
—	$21.31	7.73%		1.10%		4.37%		0.03%		$1,119	1%
—	$20.94	3.35%		1.25%		3.63%		0.04%		$1,923	39%
—	$21.86	7.94%		1.43%		3.11%		—		$3,292	28%

—	$10.97	2.75	%(4)	1.00	%(5)(7)	4.30	%(5)	0.21	%(5)	$9,946	2%
—	$10.99	3.14	%(4)	0.92	%(5)	4.32	%(5)	0.07	%(5)	$8,764	7%
—	$10.44	(0.77)%		0.98%		4.33%		0.07%		$7,183	6%
—	$10.71	7.27%		1.09%		4.34%		0.05%		$6,059	0%
—	$10.46	3.63%		1.33%		3.70%		0.05%		$5,023	100%
—	$10.93	7.98%		1.58%		2.99%		—		$5,209	27%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

							Distributions to
		Net				Distributions	shareholders
	Net Asset	investment		Net realized		to shareholders	from net
	Value,	income/		and unrealized	Total from	from net	realized gain
Year ended	beginning	(operating		gain/(loss)	investment	investment	on investment	Total
December 31,	of period	loss)		investments	operations	income	transactions	distributions

INVESTMENT A SHARES
Huntington Fixed Income Securities Fund
1998	$21.41	1.20		0.66	1.86	(1.21)	(0.28)	(1.49)
1999	$21.78	1.08		(1.95)	(0.87)	(1.17)	—	(1.17)
2000	$19.74	1.24		0.53	1.77	(1.26)	—	(1.26)
2001	$20.25	1.12		0.07	1.19	(1.06)	—	(1.06)
2002	$20.77	0.94		0.50	1.44	(0.95)	—	(0.95)
Huntington Intermediate Government Income Fund*
1998(6)	$10.16	0.28		0.05	0.33	(0.25)	—	(0.25)
1998(8)	$10.24	0.31		0.20	0.51	(0.33)	—	(0.33)
1999	$10.42	0.54		(0.68)	(0.14)	(0.52)	—	(0.52)
2000	$9.76	0.54		0.47	1.01	(0.55)	—	(0.55)
2001	$10.22	0.51	(3)	0.01	0.52	(0.49)	—	(0.49)
2002	$10.43	0.44		0.50	0.94	(0.45)	—	(0.45)
INVESTMENT B SHARES
Huntington Fixed Income Securities Fund
2000(9)	$19.56	0.75		0.73	1.48	(0.79)	—	(0.79)
2001	$20.25	0.63		0.44	1.07	(0.96)	—	(0.96)
2002	$20.75	0.83		0.50	1.33	(0.85)	—	(0.85)

* In 1998, the fiscal year end of Huntington Intermediate Government Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares out-standing during the period.

(4) Not annualized.

(5) Computed on an annualized basis. (6) Six months ended May 31.

(7) Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.

(8) Seven months ended December 31.

(9) Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000. (10) Total return would have been 6.11% without the payments by affiliates.

(11) Total return would have been 5.25% without the payments by affiliates. (12) Total return would have been 5.46% without the payments by affiliates.

				Ratios to average net assets

								Expense		Net Assets,
	Net Asset					Net		waiver		end of	Portfolio
Payments	Value, end	Total		Net		investment		reduction/		period	turnover
by affiliates	of period	return(1)		Expenses		income		reimbursement(2)		(000 omitted)	rate

—	$21.78	8.93%		0.95%		5.53%		—		$1,586	47%
—	$19.74	(4.07)%		1.06%		5.65%		—		$1,293	44%
—	$20.25	9.27%		1.01%		6.29%		0.02%		$1,132	28%
0.39	$20.77	8.04	%(10)	1.22%		5.18%		0.04%		$1,205	149%
—	$21.26	7.14%		1.33%		4.47%		—		$1,512	54%

—	$10.24	3.31	%(4)	1.01	%(5)(7)	5.42	%(5)	0.09	%(5)	$3,217	14%
—	$10.42	5.06	%(4)	0.94	%(5)	5.13	%(5)	0.05	%(5)	$3,084	7%
—	$9.76	(1.33)%		0.74%		5.46%		0.04%		$2,055	14%
—	$10.22	10.74%		1.02%		5.52%		0.04%		$1,705	24%
0.18	$10.43	7.01	%(11)	1.24%		4.80%		0.05%		$1,706	64%
—	$10.92	9.17%		1.35%		3.89%		—		$6,766	60%

—	$20.25	7.72	%(5)	1.68	%(9)	5.73	%(6)	—		$2	28%
0.39	$20.75	7.39	%(12)	1.76%		4.39%		—		$472	149%
—	$21.23	6.59%		1.82%		3.88%		—		$1,852	58%

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Growth Fund

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  at least 65% of total assets will be invested in equity securities.


Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Michigan Tax-Free Fund

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  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Short/Intermediate Fixed Income Securities Fund

  at least 65% of total assets in fixed income securities.

Additional Investment Information

Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders.The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation.At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time.While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time.The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation.There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments.To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.


Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks.The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and pre-payment risk. Following the table is a more complete discussion of risk.You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

Fund Name	Fund Code

Money Market Fund	1
Ohio Municipal Money Market Fund	2
Florida Tax-Free Money Fund	3
U.S.Treasury Money Market Fund	4
Growth Fund	5
Income Equity Fund	6
Rotating Markets Fund	7
Dividend Capture Fund	8
International Equity Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Situs Small Cap Fund	12
Mortgage Securities Fund	13
Ohio Tax-Free Fund	14
Michigan Tax-Free Fund	15
Fixed Income Securities Fund	16
Intermediate Government Income Fund	17
Short/Intermediate Fixed Income Securities Fund	18


Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares of a company held by a U.S. bank that issues a receipt evidencing
ownership.ADRs pay dividends in U.S. dollars. Generally,ADRs
designed for trading in the U.S. securities markets.	5-12	Market
Political
Foreign
Investment

Asset-Backed Securities: Securities backed by company
receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other
types of receivables or assets.	1-4,11-13,16	Pre-payment Market Credit Regulator

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank.They generally have maturities of six months or less.	1-3,5-18	Credit
Liquidity
Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate.The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities.
However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings.
This limits the potential appreciation of bonds or fixed income
securities as a compared to equity securities.	1-13,16-18	Market
Credit
Liquidity
Pre-payment

Call and Put Options: A call option gives the buyer the	5-12	Management
right to buy, and obligates the seller of the option to sell,		Liquidity
a security at a specified price.A put option gives the		Credit
buyer the right to sell, and obligates the seller of the		Market
option to buy, a security at a specified price.The Funds		Leverage
will sell only covered call and secured put options, and
may buy bonds’ existing option contraction known as
“closing transactions.”

Certificates of Deposit: Negotiable instruments with a	1-3,5-18	Market
stated maturity.		Credit
Liquidity

Commercial Paper: Secured and unsecured short-term promissory	1-3,5-18	Credit
notes issued by corporations and other entities.Their		Liquidity
maturities generally vary from a few days to nine months.		Market

Common Stock: Shares of ownership of a company.	5-13	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	5-13,16,18	Market
Credit

Demand Notes: Securities that are subject to puts and	1-3,5-18	Market
standby commitments to purchase the securities at a fixed		Liquidity
price (usually with accrued interest) within a fixed		Management
period of time following demand by a Fund.

Instrument	Fund Code	Risk Type

Derivatives: Instruments whose value is derived from an	5-18	Management
underlying contract, index or security, or any combination		Market
thereof, including futures, options (e.g., put and calls),		Credit
options on futures, swap agreements, and some		Liquidity
mortgage-backed securities.		Leverage

European Depositary Receipts (EDRs): EDRs, which are	7,9,12	Market
sometimes referred to as Continental Depositary Receipts, are		Political
securities, typically issued by a non-U.S. financial institution,		Foreign Investment
that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally,
EDRs are designed for trading in European securities markets.

Foreign Securities: Stocks issued by foreign companies
including ADRs, EDRs and Global Depository Receipts (GDRs),
as well as Commercial paper of foreign issuers and
obligations of foreign governments, companies, banks,
overseas branches of U.S. banks or supranational entities.	5-12,16,18	Market
Political
Foreign Investment
Liquidity

Forward Foreign Currency Contracts: An obligation to	5-12,16,18	Management
purchase or sell a specific amount of a currency at a		Liquidity
fixed future date and price set by the parties involved		Credit
at the time the contract is negotiated.		Market
Political
Leverage
Foreign Investment

Foreign Exchange Contracts: Spot currency trades whereby	7,9,12	Management
one currency is exchanged for another.The Fund may also		Liquidity
enter into derivative contracts in which a foreign currency		Credit
is an underlying contract.		Market
Political
Leverage
Foreign Investment

Futures and Related Options: A contract providing for the	5-18	Management
future sale and purchase of a specific amount of a specific		Market
security, class of securities, or index at a specified time		Credit
in the future and at a specified price.The aggregate value		Liquidity
of options on securities (long puts and calls) will not		Leverage
exceed 10% of a Fund’s net assets at the time it purchases
the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
than 25% of the Fund’s assets.

Instrument	Fund Code	Risk Type

Global Depositary Receipts (GDRs): GDRs are securities, typically issued	7,9,12	Market
globally by a non-U.S. financial institution, that evidence ownership		Political
interests in a security or a pool of securities issued by either a U.S.		Foreign
or foreign issuer. Generally, GDRs are designed for trading in		Investment
non-U.S. securities markets.

Illiquid Securities: Securities that ordinarily cannot be sold within	1-18	Liquidity
seven business days at the value the Fund has estimated for them.		Market
Each of the Money Market Fund, Ohio Municipal Money Market Fund,
and U.S. Treasury Money Market Fund may invest up to 10% of its total assets in illiquid securities. Each of the Growth Fund, Income Equity
Fund, Rotating Markets Fund, Dividend Capture Fund, International
Equity Fund, Mid Corp America Fund, New Economy Fund, Situs Small
Cap Fund, Mortgage Securities Fund, Ohio Tax-Free Fund, Michigan
Tax-Free Fund, Fixed Income Securities Fund, Intermediate Government
Income Fund and Short/Intermediate Fixed Income Securities Fund may
invest up to 15% of its assets in illiquid securities. The Florida Tax-Free
Money Market Fund may invest up to 10% of its net assets in illiquid securities.

Index-Based Securities: Index-based securities such as iShares Russell 2000	5-12	Market
Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and
NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent
ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the
Russell 2000 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Investment Company Securities: Shares of registered investmentcompanies.	1-18	Market
These may include Huntington Money Market Funds and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Except for the
Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington
Money Market Fund, pursuant to an SEC exemptive order. The Rotating
Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Markets Fund, however, may not own more than 3% of the securities of any one investment company.
If the Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities.As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own advisor.

Instrument	Fund Code	Risk Type

Investment Grade Securities: Securities rated BBB or higher	5-18	Market
by Standard & Poor’s; Baa or better by Moody’s; similarly		Credit
rated by other nationally recognized statistical rating organizations;
or, if not rated, determined to be of comparably high
quality by the Advisor.

Limited Liability Companies: Entities such as limited	8-12	Market
partnerships, limited liability companies, business trusts and		Foreign
companies organized outside the United States may issue		Investment
securities comparable to common or preferred stock.

Money Market Instruments: Investment-grade, U.S.	1-18	Market
dollar-denominated debt securities with remaining maturities		Credit
of one year or less.These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial
institution obligations.These securities may carry fixed
or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real estate	4-18	Pre-payment
loans and pools of loans.These include collateralized mortgage		Market
obligations (CMOs) and real estate mortgage investment		Credit
conduits (REMICs).		Regulatory

Mortgage Dollar Rolls: A transaction in which a Fund sells	13	Pre-payment
security for delivery in a current month and simultaneously		Market
contracts with the same party to repurchase similar but not		Regulatory
identical securities on a specified future date.

Municipal Securities: Securities issued by a state or	1-3,6,13-18	Market
political subdivision to obtain funds for various public		Credit
purposes. Municipal securities include private activity bonds		Political
and industrial development bonds, as well as general obligation		Tax
bonds, tax anticipation notes, bond anticipation notes,		Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family
revenue bonds).

Instrument	Fund Code	Risk Type

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing
power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.These include, but are not limited to,
certificates of participation (COPs); utility and sales tax
revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities
district (Mello-Roos) issues which are secured by taxes on
specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by	7,9,12	Credit
supranational agencies that are chartered to promote economic		Foreign
development and are supported by various governments and		Investment
government agencies.

Options on Currencies: A Fund may buy put options and sell	5-12,16,17	Management
covered call options on foreign currencies (traded on U.S. and		Liquidity
foreign exchanges or over-the-counter markets).A covered call		Credit
option means the Fund will own an equal amount of the underlying		Market
foreign currency. Currency options help a Fund manage its		Political
exposure to changes in the value of the U.S. dollar relative		Leverage
to other currencies. If a Fund sells a put option on a foreign		Foreign
currency, it will establish a segregated account with its		Investment
Custodian consisting of cash, U.S. government securities
or other liquid high-grade bonds in an amount equal to the
amount the Fund would be required to pay if the put is exercised.

Preferred Stocks: Equity securities that generally pay	5-12,	Market
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of
liquidation. Preferred stock generally does not carry
voting rights.

Real Estate Investment (REITs): Pooled investment vehicles	5-16	Liquidity
which invest primarily in income producing real estate or		Management
real estate loans or interest.		Market
Regulatory
Tax
Pre-payment
Real Estate/REIT

Instrument	Fund Code	Risk Type

Repurchase Agreements: The purchase of a security and the	1-18	Market
simultaneous commitment to return the security to the seller		Leverage
at an agreed upon price on an agreed upon date.This is
treated as a loan.

Reverse Repurchase Agreements: The sale of a security and	1-18	Market
the simultaneous commitment to buy the security back at an		Leverage
agreed upon price on an agreed upon date.This is treated
as a borrowing by a Fund.

Restricted Securities: Securities not registered under the	1-18	Liquidity
Securities Act of 1933, such as privately placed commercial		Market
paper and Rule 144A securities.

Securities Lending: Each Fund, except the Rotating Markets Fund,	1-13,16-18	Market
Dividend Capture Fund, International Equity Fund, Mid Corp		Liquidity
America Fund, New Economy Fund and Situs Small Cap Fund may		Leverage
lend up to 20% of its total assets.The Rotating Markets Fund,
Dividend Capture Fund, International Equity Fund, Mid Corp
America Fund, New Economy Fund, and Situs Small Cap Fund
may each lend up to 33 1 / 3 % of their total assets. Such loans must be collateralized by cash, U.S. government obligations or
other high-quality debt obligations and marked to market daily.

Tax-Exempt Commercial Paper: Commercial paper issued by	1-3,6,13-18	Credit
governments and political sub-divisions.		Liquidity
Market
Tax

Time Deposits: Non-negotiable receipts issued by a bank	1-3,5-18	Liquidity
in exchange for a deposit of money.		Credit
Market

Treasury Receipts: Treasury receipts,Treasury investment	5-12,16	Market
growth receipts, and certificates of accrual of
Treasury securities.

Unit Investment Trusts: A type of investment vehicle,	5-12	Market
registered with the SEC under the Investment Company Act
of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the
income portion of the portfolio in proportion to the amount
of capital they invest.The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

Instrument	Fund Code	Risk Type

U.S. Government Agency Securities: Securities issued by	1-18	Market
agencies and instrumentalities of the U.S. government.These		Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately	1-18	Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with	1-18	Credit
interest rates that are reset daily, weekly, quarterly or on		Liquidity
some other schedule. Such instruments may be payable to a		Market
Fund on demand.

Warrants: Securities that give the holder the right to buy	5-13,16	Market
a proportionate amount of common stock at a specified price.		Credit
Warrants are typically issued with preferred stock and bonds.

When-Issued Securities and Forward Commitments: A purchase of,	1-18	Market
or contract to purchase, securities at a fixed price for delivery		Leverage
at a future date.		Liquidity
Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar	5-12,16-18	Market
denominated bonds issued by foreign corporations or governments.		Credit
Sovereign bonds are those issued by the government of a		Foreign
foreign country. Supranational bonds are those issued by		Investment
supranational entities, such as the World Bank and European
Investment Bank. Canadian bonds are those issued by
Canadian provinces.

Zero-coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest
prior to maturity.	1-18	Credit
Market
Zero Coupon
Liquidity
Pre-payment

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Glossary of Investment Risks

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This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

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Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies.As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.Additionally, the Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU).Therefore, the exchange rate between the

Euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

Foreign Custodial Services and Related

Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

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Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse.These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

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Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities.These periods may last as long as several years.Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes.The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity.All of this could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result.This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably.These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-payment & Call Risk. The risk that a security’s principal will be repaid at an unexpected time. Pre-payment and call risk are related, but differ somewhat. Pre-payment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call”—or repay—a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield.This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the pre-payment may result in an unexpected capital loss.

Pre-payment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the pre-payment and call risk it poses.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates.When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.The Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations.These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records.They also may have limited product lines, markets or financial resources.They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes.These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

Provides more detailed information about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or any other inquiries:

Call

(800) 253-0412

Write

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

The Huntington Funds’ website is at http://www.huntingtonfunds.com. The SEC’s web-site, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102

The Huntington Funds’ Investment Company Act registration number is 811-5010.

Cusip 446327108	Cusip 446327652	Cusip 446327827
Cusip 446327686	Cusip 446327637	Cusip 446327421
Cusip 446327306	Cusip 446327629	Cusip 446327793
Cusip 446327504	Cusip 446327561	Cusip 446327447
Cusip 446327702	Cusip 446327553	Cusip 446327777
Cusip 446327884	Cusip 446327595	Cusip 446327694
Cusip 446327678	Cusip 446327587	Cusip 446327736
Cusip 446327868	Cusip 446327488	Cusip 446327454
Cusip 446327710	Cusip 446327470	Cusip 446327413
Cusip 446327520	Cusip 446327843
Cusip 446327660	Cusip 446327439

[Huntington Funds Logo]

Huntington Funds Shareholder Services: 1-800-253-0412,

The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

[Huntington Funds Logo]

Huntington Funds Shareholder Services:

1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:

1-800-322-4600

27056 (4/03)

[Logo of Huntington Funds]

Investor
Guide

MAY 1, 2003

TRUST SHARES

TRUST SHARES PROSPECTUS

Money Market Funds
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Markets Fund (formerly, Rotating Index Fund)
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund

Income Funds
 Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund

MAY 1, 2003

[Logo of Huntington Funds]

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

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The Huntington Funds (Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (Advisor), a subsidiary at The Huntington National Bank. This Prospectus gives you important information about the Trust Shares (Shares) of the Funds that you should know before investing. All of the Funds also offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. The Money Market Fund also offers Interfund Shares, which are offered in separate Prospectuses.

Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

Introduction

3
Fund Summary, Investment Strategy and Risks

Money Market Funds
4	Money Market Fund
9	Ohio Municipal Money Market Fund
14	Florida Tax-Free Money Fund
19	U.S.Treasury Money Market Fund
Equity Funds
23	Growth Fund
26	Income Equity Fund
30	Rotating Markets Fund (formerly, Rotating Index Fund)
35	Dividend Capture Fund
39	International Equity Fund
44	Mid Corp America Fund
48	New Economy Fund
52	Situs Small Cap Fund
Income Funds
56	Mortgage Securities Fund
60	Ohio Tax-Free Fund
64	Michigan Tax-Free Fund
68	Fixed Income Securities Fund
72	Intermediate Government Income Fund
77	Short/Intermediate Fixed Income Securities Fund
Shareholder Information

82	Distribution of the Funds
82	Pricing Shares
83	Purchasing Shares
85	Exchanging Shares
86	Redeeming Shares
More About the Huntington Funds

88	Management of the Trust
90	Dividends and Distributions
91	Tax Consequences
92	Financial Information
102	Additional Investment Strategies
103	Investment Practices
111	Glossary of Investment Risks

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For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

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Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

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The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

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Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares (Shares). Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees.

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The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus

High-quality, short-term debt securities

Principal Investment Strategy

Maximize current income while preserving capital

Share Price Volatility

Low

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Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security’s credit rating, the higher its credit risk.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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Performance Bar Chart and Table

Best Quarter	Q3 2000	1.55%
Worst Quarter	Q4 2002	0.20%

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This table shows the Fund’s average annual total returns for periods ended 12/31/02.

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Money Market Fund — Trust Shares
Returns before taxes	0.96%	4.05%	4.26%	5.13%

* Since 6/11/87.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.28%

Shareholder Service Fee	0.25%

Other Expenses	0.28%

Total Annual Fund Operating Expenses	0.81%

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* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$3	$259	$450	$1,002

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Ohio Municipal Money Market Fund
 Fund Summary

Investment Goal

To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus

Ohio tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility

Low

Investment Strategy

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The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases

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For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest-Rate Risk: The possibility that the Fund’s investments will decline in value due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security’s rating, the greater its credit risk.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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Best Quarter	Q4 2000	0.96%
Worst Quarter	Q3 2002	0.17%

Performance Bar Chart and Table

This table shows the Fund’s average annual total returns for periods ended 12/31/02.

Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Ohio Municipal Money Market Fund — Trust Shares
Returns before taxes	0.78%	2.50%	2.70%	3.35%

* Since 6/10/87.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.30%

Shareholder Service Fee	0.25%

Other Expenses	0.30%

Total Annual Fund Operating Expenses	0.85%

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* Does not include any wire transfer fees, if applicable.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$87	$271	$471	$1,049

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Florida Tax-Free Money Fund

Fund Summary

Investment Goal

To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus

Florida tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility

Low

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Investment Strategy

The Fund’s investment objective is to seek the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax.

In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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As part of the Advisor’s strategy to take advantage of the exemption from Florida’s intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund’s performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

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Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

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Interest-Rate Risk: The possibility that the Fund’s investments will decline in value due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security’s rating, the greater its credit risk.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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Performance Bar Chart and Table

Best Quarter	Q4 2000	0.95%
Worst Quarter	Q3 2002	0.12%

This table shows the Fund’s average annual total returns for periods ended 12/31/02.

Average Annual Total Returns
 (for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

Florida Tax-Free Money Fund — Trust Shares
Returns before taxes	0.61%	2.31%

* Since 1/6/99.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.30%

Shareholder Service Fee	0.25%

Other Expenses	0.43%

Total Annual Fund Operating Expenses	0.98%

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* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$100	$312	$542	$1,201
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U.S. Treasury Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus

U.S.Treasury obligations

Principal Investment Strategy

Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility

Low

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Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S.Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S.Treasury obligations.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S.Treasury obligations

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates. For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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Performance Bar Chart and Table

Best Quarter	Q3 2000	1.50%
Worst Quarter	Q4 2002	0.20%

This table shows the Fund’s average annual total returns for periods ended 12/31/02.

Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

U.S. Treasury Money Market Fund — Trust Shares
Returns before taxes	1.02%	3.91%	4.17%	4.53%

* Since 10/2/89.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.20%

Shareholder Service Fee	0.25%

Other Expenses	0.28%

Total Annual Fund Operating Expenses	0.73%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$75	$233	$406	$906

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Growth Fund

Fund Summary

Investment Goal

To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus

Common stocks of medium to large companies

Principal Investment Strategy

Invests in companies offering above-average growth potential

Share Price Volatility

Moderate to High

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Investment Strategy

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which present growth opportunities and it believes have temporarily depressed prices.

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In selecting investments,the Advisor reviews historical earnings,revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies.On an ongoing basis,the Advisor also monitors the Fund’s existing positions to determine the benefits of retention. For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large U.S. growth companies — will underperform other types of stock investments or the market as a whole.

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Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares of the last 10 calendar years.

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Performance Bar Chart and Table

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Best Quarter	Q2 1997	19.62%
Worst Quarter	Q1 2001	(15.76)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Growth Fund — Trust Shares
Returns before taxes	(22.30)%	(2.01)%	7.05%	8.00%

Returns after taxes on distributions(1)	(22.30)%	(2.75)%	5.81%	6.83%

Returns after taxes on distributions and sales of
Trust Shares(1)	(13.69)%	(1.44)%	5.62%	6.49%

S&P 500(2) (reflects no deduction for fees,
expenses or taxes)	(22.10)%	(0.59)%	9.33%	10.29%

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(1)   After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)   The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since 7/3/89.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.60%

Shareholder Service Fee	0.25%

Other Expenses	0.33%

Total Annual Fund Operating Expenses	1.18%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$120	$375	$649	$1,432

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Income Equity Fund

Fund Summary

Investment Goal

To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus

Common and preferred stocks

Principal Investment Strategy

Attempts to identify stocks that pay high dividends

Share Price Volatility

Moderate

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Investment Strategy

The Fund’s investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

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The Advisor focuses primarily on equity securities and under normal circumstances invest at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Advisor also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by standard & Poor’s or Baa by Moody’s). At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

Because the Fund contains “equity” in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity securities.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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Performance Bar Chart and Table

Best Quarter	Q4 1998	12.24%
Worst Quarter	Q3 2002	(18.54)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Income Equity Fund — Trust Shares
Returns before taxes	(12.62)%	(0.16)%	7.47%	7.23%

Returns after taxes on distributions(1)	(13.81)%	(1.63)%	5.81%	5.68%

Returns after taxes on distributions and sales of
Trust Shares(1)	(7.66)%	(0.65)%	5.47%	5.35%

S&P 500(2) (reflects no deduction for fees,
expenses or taxes)	(22.10)%	(0.59)%	9.33%	10.29%

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(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)   The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since 7/3/89.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.60%

Shareholder Service Fee	0.25%

Other Expenses	0.33%

Total Annual Fund Operating Expenses	1.18%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$120	$375	$649	$1,432

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Rotating Markets Fund
(formerly, Rotating Index Fund)

Fund Summary

Investment Goal

To seek capital appreciation

Investment Focus

Common stocks and index-based securities

Principal Investment Strategy

Attempts to rotate investments among the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility

Moderate to High

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Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment. Under normal market conditions, the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

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Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500 Index, or the NASDAQ-100 Index.

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Following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

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The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of June 30, 2002, the Russell 2000 Index statistics were as follows: the average market capitalization was approximately $490 million and the median market capitalization was approximately $395 million. The Index has a total market capitalization range of approximately $128 million to $1.3 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of June 30, 2002, the Russell Midcap Index statistics were as follows: the average market capitalization was approximately $3.6 billion and the median market capitalization was approximately $2.8 billion. The Index has a total market capitalization range of approximately $1.3 billion to $10.8 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the Standard & Poor’s 500 Index. As of January 31, 2003, the Standard & Poor’s 500 Index statistics were as follows: the average market capitalization was approximately $73.6 billion and the median market capitalization was approximately $6.7 billion.The Index has a total market capitalization range of approximately $258 million to $253.7 billion.

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The international market segment comprises companies that are based throughout the world, including the United States.The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies.

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The Fund will provide shareholders 60 days’ advance notice before changing its 80% investment policy described above.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the market segment selected by the Advisor — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

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Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

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For more information about risks, please see “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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Performance Bar Chart and Table

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Best Quarter	Q4 2002	4.56%
Worst Quarter	Q3 2002	(17.75)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

Rotating Markets Fund—Trust Shares
Returns before taxes	(15.91)%	(15.43)%

Returns after taxes on distributions(1)	(15.91)%	(15.43)%

Returns after taxes on distributions and sales of
Trust Shares(1)	(9.77)%	(12.20)%

S&P 500(2) (reflects no deduction for fees,
expenses or taxes)	(22.10)%	(17.72)%

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(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

(2)   The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since 5/1/01.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.50%

Shareholder Service Fee	0.25%

Other Expenses	0.77%

Total Annual Fund Operating Expenses	1.52%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$155	$480	$829	$1,813

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Dividend Capture Fund

Fund Summary

Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

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Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

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The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company’s future prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security’s historic valuations. Factors considered will include fundamental factors such as earnings growth, cash flow and credit quality to identify the best companies. The Advisor then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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Performance Bar Chart and Table

Best Quarter	Q1 2002	5.73%
Worst Quarter	Q3 2002	(8.07)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

Dividend Capture Fund—Trust Shares
Returns before taxes	(0.04)%	3.88%

Returns after taxes on distributions(1)	(1.92)%	1.52%

Returns after taxes on distributions and sales of
Trust Shares(1)	(0.01)%	1.97%

S&P 500(2) (reflects no deduction for fees,
expenses or taxes)	(22.10)%	(15.81)%

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(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

(2)   The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since 3/1/01.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.75%

Shareholder Service Fee	0.25%

Other Expenses	0.66%

Total Annual Fund Operating Expenses	1.66%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$169	$523	$902	$1,965

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International Equity Fund

Fund Summary

Investment Goal

To seek total return

Investment Focus

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Equity securities of companies based outside the United States

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Principal Investment Strategy

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Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

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Share Price Volatility

High

Investment Strategy

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The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

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The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

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The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

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With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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The Fund will notify shareholders at least 60 days in advance if there is a change to the Fund’s policy of investing at least 80% of its assets in equity securities.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of foreign companies — may underperform other kinds of investments or the market as a whole.

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Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies.As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

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Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

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Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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Performance Bar Chart and Table

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Best Quarter	Q4 2002	5.55%
Worst Quarter	Q3 2002	(17.19)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

International Equity Fund—Trust Shares
Returns before taxes	(13.28)%	(19.81)%

Returns after taxes on distributions(1)	(13.28)%	(19.83)%

Returns after taxes on distributions and sales of
Trust Shares(1)	(8.15)%	(15.55)%

MSCI-EAFE(2) (reflects no deduction for fees,
expenses or taxes)	(15.6)%	(16.49)%

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(1)   After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)  The unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

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* Since 3/1/01.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	1.00%

Shareholder Service Fee	0.25%

Other Expenses	0.59%

Total Annual Fund Operating Expenses	1.84%

* Does not include any wire transfer fees, if applicable.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$187	$579	$995	$2,159

Mid Corp America Fund

Fund Summary

Investment Goal

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To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies.

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Investment Focus

Common stocks

Principal Investment Strategy

Attempts to identify companies with outstanding growth characteristics

Share Price Volatility

Moderate to high

Investment Strategy

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The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (RMCI) or the Standard & Poor’s 400 Index (S&P 400). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of June 30, 2002, the RMCI statistics were as follows: the average market capitalization was approximately $3.6 billion and the median market capitalization was approximately $2.8 billion.The RMCI had a total market capitalization range of approximately $1.3 billion to $10.8 billion. As of March 31, 2003, the S&P 400 statistics were as follows: the average market capitalization was approximately $1.7 billion and the median market capitalization was approximately $1.5 billion. The S&P 400 had a total market capitalization range from approximately $162 million to $8.3 billion.

In managing the Fund’s portfolio,the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result,the Fund will invest in a blend of both “growth”and “value”stocks.Factors the Advisor typically considers in selecting individual securities include fundamental analysis,valuation techniques,and technical analysis.Fundamental analysis will focus on qualitative aspects of the company’s product,management,and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue,and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies.On an ongoing basis,the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

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The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms“America” and“Mid-Corp” in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policy that would enable the Fund to invest normally less than 80% of its assets in investments in the United States of America or less than 80% of its assets in common stocks of mid cap companies.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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Performance Bar Chart and Table

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Best Quarter	Q4 2002	5.49%
Worst Quarter	Q3 2002	(16.16)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the S&P 400 Index (S&P 400) and Russell Midcap Index (RMCI).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

Mid Corp America Fund — Trust Shares
Returns before taxes	(13.17)%	(5.21)%

Returns after taxes on distributions(1)	(13.17)%	(5.29)%

Returns after taxes on distributions and sales of Trust Shares(1)	(8.09)%	(4.19)%

RMCI(2) (reflects no deduction for fees, expenses or taxes)	(16.18)%	(9.73)%

S&P 400 Index(3) (reflects no deduction for fees,
expenses or taxes)	(14.51)%	(6.65)%

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(1)  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)  The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Advisor has elected to change the benchmark index from S&P 400 to RMCI because of the market capitalizations of companies comprising the RMCI more closely correlate to the market capitalization of the companies in which the Fund invests. These indices are unmanaged, and investments cannot be made in an index.

(3)  The unmanaged S&P 400 generally reflects the performance of common stocks representing all major industries in the mid-range of the U.S. stock market.

* Since 3/1/01.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.75%

Shareholder Service Fee	0.25%

Other Expenses	0.42%

Total Annual Fund Operating Expenses	1.42%

* Does not include any wire transfer fees, if applicable.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$145	$449	$776	$1,702

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New Economy Fund

Fund Summary

Investment Goal

To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus

Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.

Principal Investment Strategy

Long-term capital appreciation

Share Price Volatility

High

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Investment Strategy

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies.

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Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

“New economy” companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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Performance Bar Chart and Table

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Best Quarter	Q1 2002	5.24%
Worst Quarter	Q3 2002	(14.72)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Russell 3000 Growth Index (RUS3G).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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		Since Class
	1 Year	Inception*

New Economy Fund — Trust Shares
Returns before taxes	(13.45)%	(6.89)%

Returns after taxes on distributions(1)	(13.45)%	(6.94)%

Returns after taxes on distributions and sales of
Trust Shares(1)	(8.26)%	(5.50)%

RUS3G(2) (reflects no deduction for fees,
expenses or taxes)	(28.04)%	(20.98)%

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(1)  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)The unmanaged RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

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*Since 3/1/01.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.85%

Shareholder Service Fee	0.25%

Other Expenses	0.84%

Total Annual Fund Operating Expenses	1.94%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$197	$609	$1,047	$2,264

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Situs Small Cap Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation

Investment Focus

Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy

Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility

Moderate to High

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Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

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Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of March 31, 2003, the smallest company in the index had a market capitalization of $31 million, the largest company had a market capitalization of $2.3 billion and the weighted average market capitalization was $755 million). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section. In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth”and “value”stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

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The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy.Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

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The Advisor applies a top down strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential.These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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Because the Fund refers to equity securities of small capitalization companies in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity securities of small capitalization companies.

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The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

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Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily smaller companies in both domestic and foreign markets — will underperform other kinds of investments or market averages.

Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.75%

Shareholder Service Fee	0.25%

Other Expenses	0.90%

Total Annual Fund operating expenses**	1.90%

*   Does not include any wire transfer fees, if applicable.

** Other expenses are based on estimated amounts for the current fiscal year.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$193	$597	$1,026	$2,222

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Mortgage Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income

Investment Focus

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Mortgage-related securities, including real estate investment trusts (REITs)

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Principal Investment Strategy

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Invests in mortgage-related securities, including REITs

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Share Price Volatility

Moderate

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Investment Strategy

The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs.The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

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In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (Code).

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.”Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call”— or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

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Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Advisor’s ability to manage the average life of the Fund.

Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

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Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares of the last 10 calendar years.

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Performance Bar Chart and Table

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Best Quarter	Q2 1995	10.82%
Worst Quarter	Q2 1994	(13.60)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers Mortgage-Backed Securities Index (LBMBSI).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*
Mortgage Securities Fund — Trust Shares
Returns before taxes	7.61%	6.57%	5.92%	6.47%

Returns after taxes on distributions(1)	5.72%	4.24%	2.81%	3.32%

Returns after taxes on distributions and sales
of Trust Shares(1)	4.65%	4.08%	3.05%	3.52%

LBMBSI(2) (reflects no deduction for fees,
expenses or taxes)	8.75%	7.34%	7.28%	7.35%

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(1)  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

(2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.

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* Since 6/2/92.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on TrustShares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.50%

Shareholder Service Fee	0.25%

Other Expenses	0.44%

Total Annual Fund Operating Expenses	1.19%

* Does not include any wire transfer fees, if applicable.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$121	$378	$654	$1,443

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Ohio Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide current income exempt from federal income tax and Ohio personal income taxes

Investment Focus

Ohio municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

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The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes. The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that, at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years.The Advisor also establishes a desired yield level for new issues relative to U.S.Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

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For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes. For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Pre-payment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in pre-payment and call rates can cause bond prices and yields to be volatile.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

Best Quarter	Q1 1995	4.25%
Worst Quarter	Q1 1994	(2.70)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers 7-Year Municipal Bond Index (LB7MB).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Ohio Tax-Free Fund — Trust Shares
Returns before taxes	8.20%	4.75%	4.96%	5.55%

Returns after taxes on distributions(1)	6.75%	2.97%	3.12%	3.77%

Returns after taxes on distributions and sales of
Trust Shares(1)	5.04%	2.94%	3.07%	3.67%

LB7MB(2) (reflects no deduction for fees,
expenses or taxes)	10.33%	6.07%	6.35%	6.79%

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(1)   After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)   The unmanaged LB7MB is generally representative of the mortgage-backed securities market as a whole.

*Since 10/18/88.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.50%

Shareholder Service Fee	0.25%

Other Expenses	0.42%

Total Annual Fund Operating Expenses	1.17%

* Does not include any wire transfer fees, if applicable.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$119	$372	$644	$1,420

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Michigan Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus

Michigan municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

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The Fund’s investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

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As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S.Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Michigan residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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Performance Bar Chart and Table

Best Quarter	Q1 1995	4.69%
Worst Quarter	Q1 1994	(3.21)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers 7-Year Municipal Bond Index (LB7MB).

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Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*
Michigan Tax-Free Fund(1) — Trust Shares
Returns before taxes	8.15%	4.79%	5.45%	5.64%

Returns after taxes on distributions(2)	8.09%	4.66%	5.38%	5.58%

Returns after taxes on distributions and sales of Trust shares(2)	6.37%	4.66%	5.28%	5.46%

LB7MB(3) (reflects no deduction for fees,
expenses or taxes)	10.33%	6.07%	6.35%	6.65%



(1)   Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/1998.


(2)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

(3)   The unmanaged LB7MB is comprised of intermediate term, investment grade, tax-exempt bonds with maturities between 6 and 8 years.


*Since 12/2/91.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.50%

Shareholder Service Fee	0.25%

Other Expenses	0.58%

Total Annual Fund Operating Expenses	1.33%

* Does not include any wire transfer fees, if applicable.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$135	$421	$729	$1,601


Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus

U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy

Focuses on investment-grade fixed income securities that produce a high level of income.

Share Price Volatility

Moderate

Investment Strategy

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The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

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The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

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In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

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Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions.This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”


Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Pre-payment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in pre-payment and call rates can cause bond prices and yields to be volatile.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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Performance Bar Chart and Table

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Best Quarter	Q2 1995	6.20%
Worst Quarter	Q1 1994	(3.46)%



This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers Government/Credit Bond Index (LBGCBI).


Average Annual Total Returns
(for the periods ended December 31, 2002)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Fixed Income Securities Fund — Trust Shares
Returns before taxes	7.45%	5.99%	6.35%	7.15%

Returns after taxes on distributions(1)	5.48%	3.54%	3.80%	4.65%

Returns after taxes on distributions and sales
of Trust Shares(1)	4.52%	3.55%	3.79%	4.58%

LBGCBI(2) (reflects no deduction for fees
expenses or taxes)	11.02%	7.61%	7.61%	8.33%


(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)   The unmanaged LBGCBI is comprised of all bonds that are investment grade rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s.

* Since 7/3/89.


Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.50%

Shareholder Service Fee	0.25%

Other Expenses	0.33%

Total Annual Fund Operating Expenses	1.08%

* Does not include any wire transfer fees, if applicable.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$110	$343	$595	$1,317


Intermediate Government Income Fund

Fund Summary

Investment Goal

To seek to provide investors with a high level of current income

Investment Focus

U.S. government obligations, mortgage backed securities

Principal Investment Strategy

Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility

Low to Moderate

Investment Strategy

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The Fund’s investment objective is to seek to provide investors with a high level of current income.


The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years.Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).


For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.


Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Advisor’s ability to manage the average life of the Fund. The above risks are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.


Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter	Q3 2001	4.93%
Worst Quarter	Q1 1994	(1.77)%



This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Lehman Brothers Intermediate Government/Credit Index (LBIGC).


Average Annual Total Returns
(for the periods ended December 31, 2002)


				Since Class
	1 Year	5 Years	10 Years	Inception*

Intermediate Government Income Fund(1) — Trust Shares
Returns before taxes	9.46%	6.83%	6.42%	6.56%

Returns after taxes on distributions(2)	7.60%	4.66%	4.13%	4.30%

Returns after taxes on distributions and sales
of Trust Shares(2)	5.75%	4.38%	3.99%	4.15%

LBIGC(3) (reflects no deduction for fees
expenses or taxes)	9.82%	7.48%	7.06%	7.25%


(1)   Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.

(2)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

(3)   The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate-debt issues with maturities between one and 10 years.


*Since 12/2/91.


Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.50%

Shareholder Service Fee	0.25%

Other Expenses	0.35%

Total Annual Fund Operating Expenses	1.10%

* Does not include any wire transfer fees, if applicable.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$112	$350	$606	$1,340


Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus

U.S. Government obligations and investment-grade corporate debt securities

Principal Investment Strategy

Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility

Low to Moderate

Investment Strategy

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The Fund’s investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.


The Advisor invests primarily in corporate debt and U.S. Government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”


Investor Profile


Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return


What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.


Performance Bar Chart and Table

Best Quarter	Q2 1995	4.19%
Worst Quarter	Q4 2001	(1.58)%


This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Merrill Lynch 1-5 Year U.S. Corporate/Government Credit Index (ML1-5YGC).


Average Annual Total Returns
(for the periods ended December 31, 2002)


				Since Class
	1 Year	5 Years	10 Years	Inception*

Short/Intermediate Fixed Income Securities
Fund — Trust Shares
Returns before taxes	5.08%	5.55%	5.71%	6.59%

Returns after taxes on distributions(1)	3.29%	3.26%	3.28%	4.14%

Returns after taxes on distributions and sales
of Trust Shares	3.09%	3.29%	3.34%	4.15%

ML1-5YGC(2)(reflects no deduction for fees,
expenses or taxes)	7.91%	7.09%	6.63%	7.42%



(1)   After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

(2)   The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

* Since 7/3/89.


Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.50%

Shareholder Service Fee	0.25%

Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.07%

* Does not include any wire transfer fees, if applicable.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$109	$340	$590	$1,306


Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

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The Funds offers different classes of Shares, each of which has different expenses and other characteristics. One class of Fund Shares — Trust Shares— is offered in this Prospectus. Three other classes of Fund Shares — Investment A Shares, Investment B Shares, and Interfund Shares of the Money Market Fund — are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

Trust Shares

  No sales charges.
  No Distribution (Rule 12b-1) fees
  Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks as well as customers of third party financial institutions.

For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this Prospectus.

All of the Funds also offer Investment A Shares, certain of the Funds offer Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Funds.

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Distribution of the Funds

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Edgewood Services, Inc. (Distributor) , whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the net asset value (NAV) per Share next determined after the order is considered received. The Funds do not assess any sales charges. However, consult your financial institution to determine if there are any other fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per Share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing shares.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following holidays: New Year’s Day, Martin Lurther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day,Veteran’s Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under “Pricing Shares” above.You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

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What Shares Cost

Money Market Funds


Your purchase order is priced at the next NAV calculated after your order is received.With regard to investments in the Money Market Fund or the U.S.Treasury Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time). Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).


All Other Funds


Your purchase order is priced at the next NAV calculated after your order is considered received.

In order to purchase Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

Notes About Purchases

Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for Shares to be purchased that day. It is the intermediary’s responsibility to transmit orders promptly. However, you should allow sufficient time for orderly processing and transmission.

The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase or your check doesn’t clear, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

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How to Buy Trust Shares

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1.	Minimum investment requirements:
	•	$1,000 for initial investments outside the Systematic Investment Program (SIP)
	•	$500 for subsequent investments
	•	$50 for initial and subsequent investments through the SIP
2.	Call
	•	Your Huntington Account Administrator
3.	Make Payment
	•	By check payable to the applicable Fund — Trust Shares to: Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

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Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

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(The Trust will treat your order as having been received once the Trust receives your check.) OR

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  By Federal funds wire to:
  Huntington National Bank NA
  ABA #044000024
  Huntington Funds Account #01892195216
  Shareholder Name
  Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by the Trust’s transfer agent)

OR

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  Through the SIP
  (Once you become a participant in SIP, your investments will be made automatically at your requested intervals)

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Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program (SIP)

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You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete and application, and invest at least $50 at periodic intervals.

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Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

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On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Fund offering such shares and as discussed under “Pricing Shares.”

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All Other Funds

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On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Trust Shares of all other Funds for the same class of Trust Shares of any other Fund.

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Additional Information

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In order to exchange Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days’ prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

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An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The Statement of Additional Information contains more information about exchanges.

How to Exchange Shares

1.	Satisfy the minimum account balance requirements
	•	You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.
2.	Call (You must have completed the appropriate section on your account application)
	•	Huntington Funds at (800) 253-0412
	•	The Huntington Investment Company at (800) 322-4600
	•	Your Huntington Account Administrator

OR

Write

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	•	Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110
3.	Provide the required information
	•	Specify that you are exchanging OUT OF Trust Shares of the designated Fund.
	•	Your account number
	•	The name and address on your account (account registrations must be identical)
	•	The dollar amount or number of shares to be exchanged
	•	Name of the Fund into which you wish to make the exchange (exchange INTO)
	•	Your signature (for written requests)
(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

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Redeeming Shares

Money Market Funds

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You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under “Pricing of Shares” above.

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All Other Funds

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You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Trust Shares

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1.	Call (You must have completed the appropriate section on your account application)
	•	Huntington Funds at (800) 253-0412;
	•	The Huntington Investment Company at (800) 322-4600; or
	•	Your Huntington Account Administrator.
OR

Write

  Huntington Funds P.O. Box 6110
  Indianapolis, IN 46206-6110
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2.	Provide the required information
	•	The name of the Fund from which you wish to redeem shares
	•	Your account number
	•	The name and address on your account
	•	Your bank’s wire transfer information (for wire transfers)
	•	The dollar amount or number of Shares you wish to redeem
	•	Your signature (for written requests)
(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)
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Note: Proceeds from the redemption of Shares purchased by check,ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

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Additional Information

For shareholders who request redemptions prior to (1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S.Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of redemption. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above and for Income Fund and Equity Fund shareholders, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

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Systematic Withdrawal Program

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You may choose to receive periodic payments from redemptions of Trust Shares of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

More About the Huntington Funds

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Telephone Transactions

If you completed the appropriate application available from the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

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Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

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Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2002, the Advsior had assets under management of $8.1 billion.The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2002,The Huntington National Bank had assets of $26.7 billion.

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The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund. Mr. Gibboney joined the Advisor in 1989 and became Senior Vice President of The Huntington National Bank and the Advisor in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank and the Advisor from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

James M. Buskirk serves as the Portfolio Manager of the Income Equity Fund. Mr. Buskirk joined the Advisor in 1989 and has served as Senior Vice President of The Huntington National Bank and the Advisor for the past five years. He served as Chief Investment Officer of The Huntington National Bank from 1998 through 2000. Mr. Buskirk is a Chartered Financial Analyst. He received his M.B.A. from The University of Oregon.

Paul Koscik serves as the Senior Portfolio Manager of the Rotating Markets Fund. Mr. Koscik joined the Advisor in 1984 and has served as Vice President of The Huntington National Bank and the Advisor for the past five years. Mr. Koscik is a Certified Financial Planner. He received his Bachelor’s Degree and J.D. from the University of Akron.

B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Situs Small Cap Fund. Mr. Bateman joined the Advisor in 2000 as Chief Investment Officer of The Huntington National Bank and the Advisor. He became President of the Advisor in 2001. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

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Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Fixed Income Securities Fund. Mr. Mentzer joined the Advisor in 2000 and is a Senior Vice President and the Director of Fixed Income Research for The Huntington National Bank and the Advisor. Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined the Advisor in 2001 and is a Vice President and the Director of International Investments for The Huntington National Bank and the Advisor. Ms. Matlock served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her Bachelor’s and M.B.A. in Finance from the University of Cincinnati.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund. Mr. Rowane joined the Advisor in 2000 and is a Senior Vice President of The Huntington National Bank and the Advisor. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

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Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the New Economy Fund. Dr. Shinkel joined the Advisor in 1997 and has served as Vice President of The Huntington National Bank and the Advisor for the past five years. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund. Mr. Doughty joined the Advisor in 1961 and has served as Vice President of The Huntington National Bank and the Advisor for the past five years. He received his M.B.A. from The University of Dayton.

Kathy Stylarek serves as the Senior Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank and the Advisor. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds’ average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds’ average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund’s average daily assets for custody services. The Huntington National Bank or its affiliates also may receive up to 0.25% of the average daily net assets of Trust Shares for shareholder servicing fees.

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During the fiscal year ended December 31, 2002, the Trust paid the Advisor management fees as a percentage of average daily net assets as follows:

Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund:

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Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
On $1 billion and more	0.20%

All other Funds:

U.S.Treasury Money Market Fund	0.20%
Growth Fund	0.60%
Income Equity Fund	0.60%
Rotating Markets Fund	0.50%
Dividend Capture Fund	0.75%
International Equity Fund	1.00%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Situs Small Cap Fund	0.75%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Michigan Tax-Free Fund	0.50%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%

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Dividends and Distributions

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The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

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Each of the other Funds offered by these Prospectuses declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund	Monthly
Growth Fund	Annually
Income Equity Fund	Monthly
International Equity Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Rotating Markets Fund	Annually
Situs Small Cap Fund	Annually

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

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All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

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Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus.The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax.Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules.To avoid this withholding, make sure you provide your correct Tax Identification Number.

State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida’s intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S.Territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund’s shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

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Financial Information

Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds’ financial statements, is included in the Funds’Annual Report, which is available upon request.

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Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

							Distributions to
			Net			Distributions	shareholders
		Net Asset	investment	Net realized		to shareholders	from net
		Value,	income	and unrealized	Total from	from net	realized gain
		beginning	(operating	gain (loss)	investment	investment	on investment
Year ended December 31,		of period	loss)	investments	operations	income	transactions

TRUST SHARES
Huntington Money Market Fund
1998		$1.00	0.05	—	0.05	(0.05)	—
1999		$1.00	0.05	—	0.05	(0.05)	—
2000		$1.00	0.06	—	0.06	(0.06)	—
2001		$1.00	0.03	—	0.03	(0.03)	—
2002		$1.00	0.01	—	0.01	(0.01)	—
Huntington Ohio Municipal Money Market Fund
1998		$1.00	0.03	—	0.03	(0.03)	—
1999		$1.00	0.03	—	0.03	(0.03)	—
2000		$1.00	0.04	—	0.04	(0.04)	—
2001		$1.00	0.02	—	0.02	(0.02)	—
2002		$1.00	0.01	—	0.01	(0.01)	—
Huntington Florida Tax-Free Money Fund
1999	(3)	$1.00	0.03	—	0.03	(0.03)	—
2000		$1.00	0.04	—	0.04	(0.04)	—
2001		$1.00	0.02	—	0.02	(0.02)	—
2002		$1.00	0.01	—	0.01	(0.01)	—
Huntington U.S. Treasury Money Market Fund
1998		$1.00	0.05	—	0.05	(0.05)	—
1999		$1.00	0.04	—	0.04	(0.04)	—
2000		$1.00	0.06	—	0.06	(0.06)	—
2001		$1.00	0.03	—	0.03	(0.03)	—
2002		$1.00	0.01	—	0.01	(0.01)	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.
(4)	Computed on an annualized basis.
(5)	Not annualized.
(6)	The payments by affiliates had no material impact on total return for the year ended December 31, 2001.

				Ratios to average net assets

					Expense	Net Assets,
	Net Asset			Net	waiver	end of
Total	Value, end	Total	Net	investment	reduction/	period
distributions	of period	return(1)	Expenses	income	reimbursement(2)	(000 omitted)

(0.05)	$1.00	5.13%	0.50%	4.99%	0.00%	$700,540
(0.05)	$1.00	4.77%	0.49%	4.67%	0.00%	$633,055
(0.06)	$1.00	6.02%	0.51%	5.85%	0.02%	$555,110
(0.03)	$1.00	3.45% (6)	0.71%	3.41%	0.05%	$717,115
(0.01)	$1.00	0.96%	0.81%	0.95%	0.00%	$423,189

(0.03)	$1.00	3.07%	0.47%	3.03%	0.05%	$102,606
(0.03)	$1.00	2.79%	0.48%	2.74%	0.05%	$90,804
(0.04)	$1.00	3.64%	0.53%	3.55%	0.04%	$101,655
(0.02)	$1.00	2.26%	0.73%	2.25%	0.06%	$81,745
(0.01)	$1.00	0.78%	0.85%	0.78%	0.00%	$75,508

(0.03)	$1.00	2.78% (5)	0.49% (4)	2.78% (4)	0.30% (4)	$25,295
(0.04)	$1.00	3.68%	0.56%	3.63%	0.12%	$38,506
(0.02)	$1.00	2.14%	0.78%	2.23%	0.05%	$26,050
(0.01)	$1.00	0.61%	0.98%	0.59%	0.00%	$20,357

(0.05)	$1.00	4.95%	0.40%	4.84%	0.00%	$447,305
(0.04)	$1.00	4.53%	0.40%	4.42%	0.00%	$404,501
(0.06)	$1.00	5.77%	0.43%	5.63%	0.02%	$379,927
(0.03)	$1.00	3.35%	0.62%	3.30%	0.05%	$460,993
(0.01)	$1.00	1.02%	0.73%	0.99%	0.00%	$534,133

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

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Year ended December 31,	Net Asset Value, beginning of period	Net investment income (operating loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions from paid in capital		Distributions to shareholders from net realized gain on investment transactions	Distributions in excess of net investment income

TRUST SHARES
Huntington Growth Fund
1998	$43.48	0.29	7.69	7.98	(0.29)	—		(1.21)	(0.18)
1999	$49.78	0.30	6.16	6.46	(0.30)	—		(6.42)	—
2000	$49.52	—	1.83	1.83	—	—		(0.72)	(0.05)
2001	$50.58	(0.04)(3)	(8.43)	(8.47)	—	—		—	—
2002	$42.11	(0.05)	(9.34)	(9.39)	—	—		—	—
Huntington Income Equity Fund
1998	$36.30	1.09	5.26	6.35	(1.09)	—		(0.71)	—
1999	$40.85	1.16	(3.87)	(2.71)	(1.14)	—		(0.27)	(0.02)
2000	$36.71	1.19	(0.69)	0.50	(1.24)	—		(0.68)	—
2001	$35.29	1.13	(0.48)	0.65	(1.12)	—		(0.49)	—
2002	$34.33	1.06	(5.31)	(4.25)	(1.06)	—		(0.09)	—
Huntington Rotating Markets Fund(11)
2001(4)	$10.00	(0.04)(3)	(0.97)	(1.01)	—	—		—	—
2002	$8.99	(0.04)	(1.39)	(1.43)	—	—		—	—
Huntington Dividend Capture Fund
2001(8)	$10.00	0.51(3)	0.20	0.71	(0.60)	—		—	—
2002	$10.11	0.49	(0.49)	—	(0.49)	—		—	—
Huntington International Equity Fund
2001(8)	$10.00	(0.04)(3)	(2.27)	(2.31)	(0.01)	—		—	—
2002	$7.68	(0.01)	(1.01)	(1.02)	—	—		—	—
Huntington Mid Corp America Fund
2001(8)	$10.00	—(3)	0.44	0.44	(0.03)	—		(0.01)	—
2002	$10.40	(0.03)	(1.34)	(1.37)	—	—		—	—
Huntington New Economy Fund
2001(8)	$10.00	(0.03)(3)	0.16	0.13	—	(0.02)	(10)	—	—
2002	$10.11	(0.08)	(1.28)	(1.36)	—	—		—	—
Huntington Situs Small Cap Fund
2002(9)	$10.00	—	0.22	0.22	—	—		—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares out-standing during the period.
(4)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.
(5)	Not annualized.
(6)	Computed on an annualized basis.
(7)	Does not include the effect of expenses of underlying fund.
(8)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(9)	Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.
(10)	Represents a return of capital for federal income tax purposes.
(11)	Effective May 1, 2003, the Huntington Rotating Index Fund changed its name to the Huntington Rotating Markets Fund.


					Ratios to average net assets

							Expense	Net Assets,
	Net Asset				Net		waiver	end of	Portfolio
Total	Value, end	Total	Net		investment		reduction/	period	turnover
distributions	of period	return(1)	Expenses		income		reimbursement(2)	(000 omitted)	rate

(1.68)	$49.78	18.55%	0.79%		0.62%		0.00%	$322,564	11%
(6.72)	$49.52	13.59%	0.82%		0.57%		0.00%	$295,268	10%
(0.77)	$50.58	3.74%	0.84%		0.00%		0.03%	$292,679	24%
—	$42.11	(16.75)%	1.07%		(0.10)%		0.05%	$242,249	12%
—	$32.72	(22.30)%	1.18%		(0.15)%		0.00%	$189,356	15%

(1.80)	$40.85	17.79%	0.81%		2.83%		0.00%	$249,051	13%
(1.43)	$36.71	(6.75)%	0.82%		2.93%		0.00%	$225,647	20%
(1.92)	$35.29	1.51%	0.85%		3.40%		0.03%	$216,695	41%
(1.61)	$34.33	1.84%	1.05%		3.18%		0.05%	$210,870	33%
(1.15)	$28.93	(12.62)%	1.18%		3.32%		0.00%	$176,885	29%

—	$8.99	(10.10)% (5)	2.06%	(6)(7)	(0.58)%	(6)(7)	0.00%	$4,962	0%
—	$7.56	(15.91)%	1.52%		(0.54)%		0.00%	$14,740	102%

(0.60)	$10.11	7.27% (5)	1.78%	(6)	5.78%	(6)	0.01% (6)	$17,089	172%
(0.49)	$9.62	(0.04)%	1.66%		5.04%		0.00%	$24,361	88%

(0.01)	$7.68	(23.11)% (5)	2.20%	(6)	(0.57)%	(6)	0.01% (6)	$24,099	121%
—	$6.66	(13.28)%	1.84%		(0.14)%		0.00%	$48,795	68%

(0.04)	$10.40	4.39% (5)	1.43%	(6)	0.02%	(6)	0.01% (6)	$53,001	11%
—	$9.03	(13.17)%	1.42%		(0.33)%		0.00%	$89,248	16%

(0.02)	$10.11	1.35% (5)	1.96%	(6)	(0.38)%	(6)	0.02% (6)	$10,444	45%
—	$8.75	(13.45)%	1.90%		(1.13)%		0.04%	$22,478	39%

—	$10.22	2.20% (5)	2.29%	(6)	(1.30)%	(6)	0.00% (6)	$13,249	9%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)


							Distributions to
		Net	Net			Distributions	shareholders
		Asset	investment	Net realized		to shareholders	from net
		Value,	income	and unrealized	Total from	from net	realized gain
Year ended		beginning	(operating	gain (loss)	investment	investment	on investment	Total
December 31,		of period	loss)	investments	operations	income	transactions	distributions

TRUST SHARES
Huntington Mortgage Securities Fund
1998	(3)	$8.24	0.50	0.01	0.51	(0.50)	—	(0.50)
1999		$8.25	0.47	(0.39)	0.08	(0.47)	—	(0.47)
2000		$7.86	0.49	0.25	0.74	(0.49)	—	(0.49)
2001		$8.11	0.44	0.20	0.64	(0.43)	—	(0.43)
2002		$8.32	0.38	0.24	0.62	(0.39)	—	(0.39)
Huntington Ohio Tax-Free Fund
1998		$21.74	0.98	0.11	1.09	(0.98)	(0.02)	(1.00)
1999		$21.83	0.95	(1.15)	(0.20)	(0.94)	(0.01)	(0.95)
2000		$20.68	0.97	0.64	1.61	(0.97)	—	(0.97)
2001		$21.32	0.84	(0.08)	0.76	(0.84)	(0.29)	(1.13)
2002		$20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
Huntington Michigan Tax-Free Fund*
1998	(6)	$10.89	0.25	0.06	0.31	(0.23)	—	(0.23)
1998	(8)	$10.97	0.29	0.06	0.35	(0.31)	(0.02)	(0.33)
1999		$10.99	0.49	(0.55)	(0.06)	(0.49)	—	(0.49)
2000		$10.44	0.48	0.29	0.77	(0.49)	(0.01)	(0.50)
2001		$10.71	0.43	(0.02)	0.41	(0.42)	(0.24)	(0.66)
2002		$10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)

* In 1998, the fiscal year end of Huntington Michigan Tax-Free Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.
(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3) Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as the sub-advisor for Mortgage Securities Fund.
(4) Not annualized.
(5) Computed on an annualized basis.
(6) Six months ended May 31.
(7) Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.
(8) Seven months ended December 31.

			Ratios to average net assets

						Expense	Net Assets,
	Net Asset				Net	waiver	end of	Portfolio
Payments	Value, end	Total	Net		investment	reduction/	period	turnover
by affiliates	of period	return(1)	Expenses		income	reimbursement(2)	(000 omitted)	rate

—	$8.25	6.41%	0.63%		6.09%	0.20%	$34,991	17%
—	$7.86	1.01%	0.95%		5.81%	0.20%	$32,193	20%
—	$8.11	9.87%	0.76%		6.24%	0.09%	$31,849	9%
—	$8.32	8.14%	1.03%		5.37%	0.05%	$35,938	25%
—	$8.55	7.61%	1.19%		4.46%	—	$46,313	63%

—	$21.83	5.16%	0.73%		4.50%	—	$63,148	9%
—	$20.68	(0.92)%	0.82%		4.44%	—	$52,723	11%
—	$21.32	8.01%	0.85%		4.62%	0.03%	$48,408	1%
—	$20.95	3.60%	1.00%		3.95%	0.05%	$42,276	39%
—	$21.87	8.20%	1.17%		3.39%	—	$52,160	28%

—	$10.97	2.86% (4)	0.75%	(5)(7)	4.55% (5)	0.14% (5)	$27,440	2%
—	$10.99	3.31% (4)	0.67%	(5)	4.57% (5)	0.07% (5)	$23,995	7%
—	$10.44	(0.54)%	0.74%		4.57%	0.07%	$20,809	6%
—	$10.71	7.53%	0.83%		4.60%	0.05%	$16,392	0%
—	$10.46	3.89%	1.08%		3.93%	0.05%	$16,374	100%
—	$10.92	8.15%	1.33%		3.24%	—	$18,268	27%

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Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)


							Distributions to
		Net				Distributions	shareholders
	Net Asset	investment		Net realized		to shareholders	from net
	Value,	income		and unrealized	Total from	from net	realized gain
Year ended	beginning	(operating		gain (loss)	investment	investment	on investment	Total
December 31,	of period	loss)		investments	operations	income	transactions	distributions

TRUST SHARES
Huntington Fixed Income Securities Fund
1998	$21.41	1.26		0.65	1.91	(1.26)	(0.28)	(1.54)
1999	$21.78	1.23		(2.05)	(0.82)	(1.22)	—	(1.22)
2000	$19.74	1.29		0.53	1.82	(1.31)	—	(1.31)
2001	$20.25	1.12		0.12	1.24	(1.11)	—	(1.11)
2002	$20.77	0.98		0.52	1.50	(1.00)	—	(1.00)
Huntington Intermediate Government Income Fund*
1998(6)	$10.16	0.29		0.04	0.33	(0.26)	—	(0.26)
1998(8)	$10.23	0.33		0.21	0.54	(0.35)	—	(0.35)
1999	$10.42	0.55		(0.66)	(0.11)	(0.55)	—	(0.55)
2000	$9.76	0.57		0.47	1.04	(0.58)	—	(0.58)
2001	$10.22	0.54	(3)	0.01	0.55	(0.52)	—	(0.52)
2002	$10.43	0.46		0.50	0.96	(0.47)	—	(0.47)
Huntington Short/Intermediate Fixed Income Securities Fund
1998	$20.04	1.15		0.24	1.39	(1.15)	(0.15)	(1.30)
1999	$20.13	1.10		(0.90)	0.20	(1.09)	—	(1.09)
2000	$19.24	1.16		0.29	1.45	(1.17)	—	(1.17)
2001	$19.52	1.07		(0.13)	0.94	(1.06)	—	(1.06)
2002	$19.77	0.87		0.11	0.98	(0.88)	—	(0.88)

*In 1998, the fiscal year end of Huntington Intermediate Government Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.
(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares out-standing during the period.
(4) Not annualized.
(5) Computed on an annualized basis.
(6) Six months ended May 31.
(7) Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.
(8) Seven months ended December 31.
(9) Total return would have been 6.37% without the payments by affiliates.
(10) Total return would have been 5.52% without the payments by affiliates.
(11) Total return would have been 4.95% without the payments by affiliates.

				Ratios to average net assets

								Expense		Net Assets,
	Net Asset					Net		waiver		end of	Portfolio
Payments	Value, end	Total		Net		investment		reduction/		period	turnover
by affiliates	of period	return(1)		Expenses		income		reimbursement(2)		(000 omitted)	rate

—	$21.78	9.18%		0.70%		5.78%		—		$168,453	47%
—	$19.74	(3.84)%		0.74%		5.99%		—		$150,787	44%
—	$20.25	9.56%		0.76%		6.53%		0.03%		$157,978	28%
0.39	$20.77	8.30	%(9)	0.97%		5.44%		0.04%		$149,588	149%
—	$21.27	7.45%		1.08%		4.74%		—		$146,976	54%

—	$10.23	3.33	%(4)	0.76	%(5)(7)	5.67	%(5)	0.02	%(5)	$116,317	14%
—	$10.42	5.34	%(4)	0.69	%(5)	5.38	%(5)	0.05	%(5)	$109,261	7%
—	$9.76	(1.09)%		0.73%		5.45%		0.05%		$99,566	14%
—	$10.22	11.03%		0.77%		5.77%		0.04%		$75,342	24%
0.18	$10.43	7.28	%(10)	0.99%		5.05%		0.05%		$69,700	64%
—	$10.92	9.46%		1.10%		4.38%		—		$81,232	60%

—	$20.13	7.13%		0.71%		5.68%		—		$127,715	61%
—	$19.24	1.05%		0.73%		5.60%		—		$113,341	92%
—	$19.52	7.83%		0.73%		6.01%		0.03%		$115,511	29%
0.37	$19.77	6.84	%(11)	0.93%		5.39%		0.05%		$113,552	65%
—	$19.87	5.08%		1.07%		4.41%		—		$121,093	58%


Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Funds:

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Growth Fund

  at least 65% of total assets will be invested in equity securities.

Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Michigan Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Short/Intermediate Fixed Income Securities Fund

  at least 65% of total assets in fixed income securities.

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Additional Investment Information

Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.


Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.


Fund Name	Fund Code

Money Market Fund	1
Ohio Municipal Money Market Fund	2
Florida Tax-Free Money Fund	3
U.S.Treasury Money Market Fund	4
Growth Fund	5
Income Equity Fund	6
Rotating Markets Fund	7
Dividend Capture Fund	8
International Equity Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Situs Small Cap Fund	12
Mortgage Securities Fund	13
Ohio Tax-Free Fund	14
Michigan Tax-Free Fund	15
Fixed Income Securities Fund	16
Intermediate Government Income Fund	17
Short/Intermediate Fixed Income Securities Fund	18



Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares	5-12	Market
of a company held by a U.S. bank that issues a receipt evidencing		Political
ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs		Foreign Investment
are designed for trading in U.S. security markets.

Asset-Backed Securities: Securities backed by company	1-4,11-13,16	Pre-payment
receivables, home equity loans, truck and auto loans, leases,		Market
credit card receivables and other securities backed by		Credit
other types of receivables or assets.		Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn	1-3,5-18	Credit
on and accepted by a commercial bank. They generally have		Liquidity
maturities of six months or less.		Market

Bonds: Bonds or fixed income securities pay interest, dividends or	1-13,16-18	Market
distributions at a specified rate. The rate may be a fixed percentage of the		Credit
principal or adjusted periodically. In addition, the issuer of a bond or a		Liquidity
fixed income security must repay the principal amount of the security,		Pre-payment
normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as compared to equity securities.

Call and Put Options: A call option gives the buyer the right to	5-12	Management
buy, and obligates the seller of the option to sell, a security at a		Liquidity
specified price. A put option gives the buyer the right to sell, and		Credit
obligates the seller of the option to buy, a security at a specified price.		Market
The Funds will sell only covered call and secured put options,		Leverage
and may buy bonds’ existing option contraction known as
“closing transactions”.

Certificates of Deposit: Negotiable instruments with a	1-3,5-18	Market
stated maturity.		Credit
Liquidity

Commercial Paper: Secured and unsecured short-term promissory	1-3,5-18	Credit
notes issued by corporations and other entities. Their maturities		Liquidity
generally vary from a few days to nine months.		Market

Common Stock: Shares of ownership of a company.	5-13	Market
Convertible Securities: Bonds or preferred stock that convert	5-13,16,18	Market
to common stock.		Credit

Instrument	Fund Code	Risk Type

Demand Notes: Securities that are subject to puts and standby	1-3,5-18	Market
commitments to purchase the securities at a fixed price (usually		Liquidity
with accrued interest) within a fixed period of time following		Management
demand by a Fund.

Derivatives: Instruments whose value is derived from an underlying	5-18	Management
contract, index or security, or any combination thereof, including		Market
futures, options (e.g., put and calls), options on futures, swap		Credit
agreements, and some mortgage-backed securities.		Liquidity
Leverage

European Depositary Receipts (EDRs): EDRs, which are someimes	7,9,12	Market
referred to as Continental Depositary Receipts, are securities,		Political
typically issued by a non-U.S. financial institution, that evidence		Foreign Investment
ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.

Foreign Securities: Stocks issued by foreign companies	5-12,16,18	Market
including ADRs, EDRs and Global Depository Receipts (GDRs), as		Political
well as commercial paper of foreign issuers and obligations		Foreign Investment
of foreign governments, companies, banks, overseas branches		Liquidity
of U.S. banks or supranational entities.

Foreign Forward Currency Contracts: An obligation to	5-12,16,18	Management
purchase or sell a specific amount of a currency at a fixed		Liquidity
future date and price set by the parties involved at the		Credit
time the contract is negotiated.		Market
Political
Leverage
Foreign Investment

Foreign Exchange Contracts: Spot currency trades	7,9,12	Management
whereby one currency is exchanged for another. The Fund		Liquidity
may also enter into derivative contracts in which a		Credit
foreign currency is an underlying contract.		Market
Political
Leverage
Foreign Investment

Futures and Related Options: A contract providing for	5-18	Management
the future sale and purchase of a specific amount of a		Market
specific security, class of securities, or index at a specified		Credit
time in the future and at a specified price. The aggregate		Liquidity
value of options on securities (long puts and calls) will		Leverage
not exceed 10% of a Fund’s net assets at the time it
purchases the options. Each Fund will limit obligations
under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

Instrument	Fund Code	Risk Type

Global Depositary Receipts (GDRs): GDRs are securities, typically	7,9,12	Market
issued globally by a non-U.S. financial institution, that evidence		Political
ownership interests in a security or a pool of securities issued by		Foreign Investment
either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.

Illiquid Securities: Securities that ordinarily cannot	1-18	Liquidity
be sold within seven business days at the value the Fund		Market
has estimated for them. Each of the Money Market Fund, Ohio Municipal Money
Market Fund, and U.S. Treasury Money Market Fund, may invest up to 10%
of its total assets in illiquid securities. Each of the Growth Fund, Income
Equity Fund, Rotating Markets Fund, Dividend Capture Fund, International
Equity Fund, Mid Corp America Fund, New Economy Fund, Stitus Small Cap
Fund, Mortgage Securities Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund,
Fixed Income Securities Fund, Intermediate Government Income Fund and
Short/Intermediate Fixed Income Securities Fund may invest up to 15% of its assets in illiquid securities. The Florida Tax-Free Money Market Fund may invest up to 10% of its net assets in illiquid securities.

Index-Based Securities: Index-based securities such as iShares Russell	5-12	Market
2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and
NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index, or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Investment Company Securities: Shares of registered	1-18	Market
investment companies. These may include Huntington Money
Market Funds and other registered investment companies for which the Advisor, or any of their affiliates serves as investment advisor, administrator or distributor. Except for the Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any oneregistered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington
Money Market Fund, pursuant to an SEC exemptive order. The Rotating
Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies.The Rotating Markets Fund, however, may not own more than 3% of the securities of any one investment company. If the
Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own advisor.

Instrument	Fund Code	Risk Type

Investment Grade Securities: Securities rated BBB or higher	5-18	Market
by Standard & Poor’s; Baa or better by Moody’s; similarly		Credit
rated by other nationally recognized statistical rating organizations;
or, if not rated, determined to be of comparably high
quality by the Advisor.

Limited Liability Companies: Entities such as limited	8-12	Market
partnerships, limited liability companies, business trusts		Foreign Investment
and companies organized outside the United States may issue
securities comparable to common or preferred stock.

Money Market Instruments: Investment-grade, U.S.	1-18	Market
dollar-denominated debt securities with remaining maturities		Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real estate	4-18	Pre-payment
loans and pools of loans. These include collateralized		Market
mortgage obligations (CMOs) and real estate mortgage		Credit
investment conduits (REMICs).		Regulatory

Mortgage Dollar Rolls: A transaction in which a Fund sells	13	Pre-payment
security for delivery in a current month and simultaneously		Market
contracts with the same party to repurchase similar but not		Regulatory
identical securities on a specified future date.

Municipal Securities: Securities issued by a state or	1-3,6,13-18	Market
political subdivision to obtain funds for various public		Credit
purposes. Municipal securities include private activity bonds		Political
and industrial development bonds, as well as general obligation		Tax
bonds, tax anticipation notes, bond anticipation notes,		Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing
power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations;
housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Instrument	Fund Code	Risk Type

Obligations of Supranational Agencies: Securities issued by	7,9,12	Credit
supranational agencies that are chartered to promote economic		Foreign Investment
development and are supported by various governments and
government agencies.

Options on Currencies: A Fund may buy put options and	5-12,16-17	Management
sell covered call options on foreign currencies (traded		Liquidity
on U.S. and foreign exchanges or over-the-counter markets).		Credit
A covered call option means the Fund will own an equal amount		Market
of the underlying foreign currency. Currency options help a		Political
Fund manage its exposure to changes in the value of the U.S.		Leverage
dollar relative to other currencies. If a Fund sells a put		Foreign Investment
option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

Preferred Stocks: Equity securities that generally pay	5-12	Market
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.

Real Estate Investment Trusts (REITs): Pooled investment vehicles	5-16	Liquidity
which invest primarily in income producing real estate or		Management
real estate loans or interest.		Market
Regulatory
Tax
Pre-payment
Real Estate/REIT

Repurchase Agreements: The purchase of a security and the	1-18	Market
simultaneous commitment to return the security to the seller		Leverage
at an agreed upon price on an agreed upon date. This is
treated as a loan.

Reverse Repurchase Agreements: The sale of a security and	1-18	Market
the simultaneous commitment to buy the security back at an		Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.

Restricted Securities: Securities not registered under the	1-18	Liquidity
Securities Act of 1933, such as privately placed commercial		Market
paper and Rule 144A securities.

Securities Lending: Each Fund, except the Rotating Markets Fund,	1-13,16-18	Market
Dividend Capture Fund, International Equity Fund, Mid Corp America		Liquidity
Fund, New Economy Fund and Situs Small Cap Fund may lend up to		Leverage
20% of its total assets. The Rotating Markets Fund, Dividend Capture Fund,
International Equity Fund, Mid Corp America Fund, New Economy
Fund and Situs Small Cap Fund may each lend up to 33 1/3% of their total assets. Such loans must be collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

Instrument	Fund Code	Risk Type

Tax-Exempt Commercial Paper: Commercial paper issued by	1-3,6,13-18	Credit
governments and political sub-divisions.		Liquidity
Market
Tax

Time Deposits: Non-negotiable receipts issued by a bank	1-3,5-18	Liquidity
in exchange for a deposit of money.		Credit
Market

Treasury Receipts: Treasury receipts,Treasury investment	5-12,16	Market
growth receipts, and certificates of accrual of
Treasury securities.

Unit Investment Trusts: A type of investment vehicle,	5-12	Market
registered with the SEC under the Investment Company Act
of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all
the securities mature and unit holders have recovered
their principal.

U.S. Government Agency Securities: Securities issued by	1-18	Market
agencies and instrumentalities of the U.S. government.		Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately	1-18	Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with	1-18	Credit
interest rates that are reset daily, weekly, quarterly or		Liquidity
on some other schedule. Such instruments may be payable		Market
to a Fund on demand.

Warrants: Securities that give the holder the right to	5-13,16	Market
buy a proportionate amount of common stock at a specified		Credit
price.Warrants are typically issued with preferred
stock and bonds.

Instrument	Fund Code	Risk Type

When-Issued Securities and Forward Commitments: A purchase	1-18	Market
of, or contract to purchase, securities at a fixed price for		Leverage
delivery at a future date.		Liquidity
Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar	5-12,16-18	Market
denominated bonds issued by foreign corporations or governments.		Credit
Sovereign bonds are those issued by the government of a		Foreign Investment
foreign country. Supranational bonds are those issued by
supranational entities, such as the World Bank and European
Investment Bank. Canadian bonds are those issued by
Canadian provinces.

Zero-Coupon Securities: Zero-coupon securities are debt	1-18	Credit
obligations which are generally issued at a discount and payable		Market
in full at maturity, and which do not provide for current payments		Zero Coupon
of interest prior to maturity.		Liquidity
Pre-payments

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholder, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.Additionally, the Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

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Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

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Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-payment & Call Risk. The risk that a security’s principal will be repaid at an unexpected time. Pre-payment and call risk are related, but differ somewhat. Pre-payment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” — or repay — a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Pre-payment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates.When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

Provides more detailed information about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or any other inquiries:

Call
(800) 253-0412

Write
Huntington Funds, P.O.Box 6110, Indianapolis, IN 46206-6110

Log on the Internet
The Huntington Funds’ website is at http://www.huntingtonfunds.com. The SEC’s web-site, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, D.C.20549-0102

The Huntington Funds’ Investment Company Act registration number is 811-5010.

Cusip 446327207	Cusip 446327405	Cusip 446327603
Cusip 446327801	Cusip 446327876	Cusip 446327850
Cusip 446327538	Cusip 446327645	Cusip 446327611
Cusip 446327546	Cusip 446327579	Cusip 446327462
Cusip 446327835	Cusip 446327819	Cusip 446327785
Cusip 446327769	Cusip 446327728	Cusip 446327744

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

[Logo of Huntington Funds]

Huntington Funds Shareholder Services:

1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:

1-800-322-4600

27219 (4/03)

Investor Guide

INTERFUND SHARES

MAY 1, 2003

[Logo of Huntington Funds]

INTERFUND SHARES PROSPECTUS

HUNTINGTON MONEY MARKET FUND

MAY 1, 2003

[Logo of Huntington Funds]

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

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The Huntington Funds (Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (funds).The funds have various investment goals and strategies.This Prospectus gives you important information about the Interfund Shares (Shares) of the Huntington Money Market Fund (Fund) that you should know before investing.The Fund also offers Trust, Investment A Shares, and Investment B Shares, which are offered in separate Prospectuses. The Interfund Shares are only sold to the other funds in the Trust and are not made available to the general public for investment.

Please read this Prospectus and keep it for future reference.The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Fund.

Introduction

3
Fund Summary, Investment Strategy and Risks

4	Money Market Fund
Shareholder Information

9	Distribution of the Funds
9	Pricing Shares
9	Purchasing Shares
10	Exchanging Shares
10	Redeeming Shares
More About The Huntington Funds

12	Management of the Trust
12	Dividends and Distributions
13	Tax Consequences
14	Financial Highlights
15	Investment Practices
18	Glossary of Investment Risks

For more information about The Huntington Funds, please see the back cover of this Prospectus

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This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

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As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund has its own investment goal and strategies for reaching that goal.There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. The Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares. Unless otherwise noted, the Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees.

The portfolio manager invests the Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

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Fund Summary, Investment Strategy and Risks

Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus

High-quality, short-term debt securities

Principal Investment Strategy

Maximize current income while preserving capital

Share Price Volatility

Low

Investment Strategy

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The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

Huntington Investment Advisors, Inc. (Advisor) strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors.The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security’s credit rating, the higher its credit risk.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Interfund Shares for each full calendar year that the Shares were in existence.

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Performance Bar Chart and Table

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Best Quarter	Q2 2002	0.33%
Worst Quarter	Q4 2002	0.27%

This table shows the Fund’s average annual total returns for Interfund Shares, periods ended 12/31/02.

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Average Annual Total Returns

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(for the periods ended December 31, 2002)

		Since Class
	1 Year	Inception*

Money Market Fund — Interfund Shares
Returns before taxes	1.21%	1.50%

* Since 9/4/01.

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Yield

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The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

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The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

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The following tables describe the fees and expenses you would pay if you buy and hold Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Shares. The second table describes the expenses you would pay indirectly if you held Shares.

Shareholder Fees for Interfund Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Interfund
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fee	0.28%

Other Expenses	0.28%

Total Annual Fund Operating Expenses	0.56%

* Does not include any wire transfer fees, if applicable.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Interfund Shares	$57	$179	$313	$701

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Shareholder Information

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Before you invest, we encourage you to carefully read the Fund profile included in this Prospectus and consider whether the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision.

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Choosing a Share Class

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The Fund offers different classes of shares, each of which has different expenses and other characteristics. One class of Fund shares—Interfund Shares—is offered in this prospectus.Three other classes of Fund shares—Trust, Investment A, and Investment B Shares—are offered in separate prospectuses and each has its own expense structure. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments.The following are some of the main characteristics of Interfund Shares:

Interfund Shares

  No sales charges.
  No Distribution (Rule 12b-1) fees
  Available only for purchase by the other funds of the Trust.

Distribution of the Funds

Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Fund offered by this Prospectus.

Pricing Shares

The Trust calculates the net asset value (NAV) per Interfund Share for the Fund twice a day, as follows: at 1:00 p.m. Eastern Time and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time), on each day that the NYSE is open.

The Fund attempts to stabilize the NAV per Interfund Share at $1.00 by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the SAI.

Except for the following holidays and certain other trading days discussed below, the Fund is open for business on any day the NYSE is open: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

In addition, the Fund reserves the right to open for business and allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

Purchasing Shares

You may purchase Interfund Shares on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed above.

Your order for purchase is priced at the next NAV calculated after your order is received. Investments the Fund begin earning dividends on the day your order is received if the Fund receives payment in federal funds before 1:00 p.m. (Eastern Time).

Additional Information

Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Fund before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary’s responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

The Fund reserves the right to suspend the sale of Interfund Shares temporarily and the right to refuse any order to purchase Interfund Shares.

If the Fund receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Fund in connection with the transaction.

How to Buy Interfund Shares

1.	Call
	•	Your Huntington Account Administrator
	•	The Huntington Investment Company
2.	Make Payment
	•	By Federal funds wire to:

Huntington National Bank NA ABA #044000024 Huntington Fund Account #01892195216 Shareholder Name Shareholder Account Number

(The Fund will treat your order as having been received immediately upon receipt by its transfer agent)

Exchanging Shares

Interfund Shares may not be exchanged for other shares of the Fund or any other funds.

About Redeeming Interfund Shares

You may redeem Interfund Shares on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open and on certain other trading days described above.

The price at which the Fund will redeem an Interfund Share will be its NAV next determined after the order is considered received.

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Fund. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

To the extent permitted by federal securities laws, the Fund reserves the right to suspend the redemption of Interfund Shares temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.The Fund also reserves the right to postpone payment for more than seven days where payment for Interfund Shares to be redeemed has not yet cleared.

The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

How to Redeem Interfund Shares

1.	Call (You must have completed the appropriate section on your account application)
	•	The Huntington Investment Company at (800) 322-4600; or
	•	Your Huntington Account Administrator.

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More About the Huntington Funds

Management of the Trust

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The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Fund pursuant to an investment advisory agreement.

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Investment Advisor

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Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2002, the Advisor had assets under management of $8.1 billion.The Advisor (and its predecessor) has served as investment advisor to the Trust since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287.As of December 31, 2002,The Huntington National Bank had assets of $26.7 billion.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .06% of the Trust’s average daily net assets for sub-administrative services, a maximum fee of .0425% of the Trust’s average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of the Fund’s average daily assets for custody services.

During the fiscal year ended December 31, 2002, the Fund paid the Advisor management fees as a percentage of average daily net assets as follows:

Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
On $1 billion and more	0.20%


Dividends and Distributions


The Fund declares dividends on investment income daily and pays them monthly.The Fund also makes distributions of net capital gains, if any, at least annually.


Distribution Options


All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional Interfund Shares, unless the shareholder makes an alternative election to receive some or all distributions in cash. Shareholders may choose to reinvest any capital gains distributions, but receive all other distributions in cash.


Tax Consequences


There are many important tax consequences associated with investment in the Fund.The following is a brief summary of some of them. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


Federal Income Taxes


Taxation of Distributions

The Fund offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received.This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price paid).

Avoid Withholding Tax

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules.To avoid this withholding, make sure you provide your correct Tax Identification Number.

Financial Highlights

The financial highlights table that follows is intended to help you understand the Fund’s financial performance for the period ended December 31. Certain information reflects financial results for a single Fund unit.The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.


Financial Highlights


Money Market Fund
	Money Market Fund

	Interfund Shares
	Year Ended
	December 31,
(For a share outstanding throughout the period)	2002	2001	(1)

Net Asset Value, Beginning of Period	$1.00	$1.00

Net investment income/(operating loss)	0.01	0.01
Distributions to shareholders from net investment income	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00

Total Return(2)	1.21%	0.77%	(3)
Expenses	0.56%	0.51%	(4)
Net investment income	1.18%	1.88%	(4)
Net assets, end of period (000 omitted)	$26,711	$20,591
(1)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Not annualized.
(4)	Computed on an annualized basis.


Investment Practices


The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks.The following table describes the principal securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of risk.You may also consult the SAI for more details about these and other securities in which the Fund may invest.

Instrument	Risk Type

Asset-Backed Securities: Securities backed by company	Pre-payment
receivables, home equity loans, truck and auto loans, leases,	Market
credit card receivables and other securities backed by other	Credit
types of receivables or assets.	Regulatory
Bankers’ Acceptances: Bills of exchange or time drafts drawn	Credit
on and accepted by a commercial bank.They generally have	Liquidity
maturities of six months or less.	Market
Bonds: Bonds or fixed income securities pay interest, dividends or	Market
distributions at a specified rate.The rate may be a fixed percentage	Credit
of the principal or adjusted periodically. In addition, the issuer	Liquidity
of a bond or a fixed income security must repay the principal amount of	Pre-payment
the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities.
However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings.
This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.
Certificates of Deposit: Negotiable instruments with a	Market
stated maturity.	Credit
Liquidity
Commercial Paper: Secured and unsecured short-term promissory	Credit
notes issued by corporations and other entities.Their	Liquidity
maturities generally vary from a few days to nine months.	Market
Demand Notes: Securities that are subject to puts and	Market
standby commitments to purchase the securities at a fixed	Liquidity
price (usually with accrued interest) within a fixed	Management
period of time following demand by the Fund.
Illiquid Securities: Securities that ordinarily cannot be sold within	Liquidity
seven business days at the value the Fund has estimated for them.	Market
The Fund may invest up to 10% of its total assets in illiquid securities.
Investment Company Securities: Shares of registered investment	Market
companies.The Fund may invest up to 5% of its assets in the shares of any one registered investment company.The Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the shares of other registered investment companies.As a shareholder of an investment company, the Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own advisor.

Instrument	Risk Type

Money Market Instruments: Investment-grade, U.S.	Market
dollar-denominated debt securities with remaining maturities	Credit
of one year or less.These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial
institution obligations.These securities may carry fixed
or variable interest rates.

Municipal Securities: Securities issued by a state or	Market
political subdivision to obtain funds for various public	Credit
purposes. Municipal securities include private activity bonds	Political
and industrial development bonds, as well as general obligation	Tax
bonds, tax anticipation notes, bond anticipation notes,	Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing
power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.These include, but are not limited to, certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations;
housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Repurchase Agreements: The purchase of a security and the	Market
simultaneous commitment to return the security to the seller	Leverage
at an agreed upon price on an agreed upon date.This is
treated as a loan.

Reverse Repurchase Agreements: The sale of a security and	Market
the simultaneous commitment to buy the security back at an	Leverage
agreed upon price on an agreed upon date.This is treated
as a borrowing by the Fund.

Restricted Securities: Securities not registered under the	Liquidity
Securities Act of 1933, such as privately placed commercial	Market
paper and Rule 144A securities.

Instrument	Risk Type

Tax-Exempt Commercial Paper: Commercial paper issued by	Credit
governments and political sub-divisions.	Liquidity
Market
Tax

Time Deposits: Non-negotiable receipts issued by a bank	Liquidity
in exchange for a deposit of money.	Credit
Market

U.S. Government Agency Securities: Securities issued by	Market
agencies and instrumentalities of the U.S. government.These	Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately	Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with	Credit
interest rates that are reset daily, weekly, quarterly or on	Liquidity
some other schedule. Such instruments may be payable to a	Market
Fund on demand.

When-Issued Securities and Forward Commitments: A purchase of,	Market
or contract to purchase, securities at a fixed price for delivery	Leverage
at a future date.	Liquidity
Credit

Zero-Coupon Securities: Zero-coupon securities are debt	Credit
obligations which are generally issued at a discount and payable	Market
in full at maturity, and which do not provide for current payments	Zero Coupon
of interest prior to maturity.	Liquidity
Pre-payments


Glossary of Investment Risks


This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.


Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes.The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of the Fund.


Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result.This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably.These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.


Pre-payment & Call Risk. The risk that a security’s principal will be repaid at an unexpected time. Pre-payment and call risk are related, but differ somewhat. Pre-payment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call”—or repay—a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield.This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.


Pre-payment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.


Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations.These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes.These securities tend to be more volatile than securities that pay interest periodically.


More information about the Fund is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information.

Statement of Additional Information
Provides more detailed information about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC.,
a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Fund.

EDGEWOOD SERVICES, INC. is the
Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds’ website is at http://www.huntingtonfunds.com. The SEC’s website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds’ Investment Company Act registration number is 811-5010.

Cusip 446327496

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412
Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

* Not FDIC Insured * No Bank Guarantee * May Lose Value

1400075

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412
Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

27220 (4/03)

LIQUID                                         Offered through
GREEN                                     Unified Fund Services Inc.
ACCOUNT                                   431 N. Pennsylvania Street
                                         Indianapolis, IN 46204-1806
Prospectus

May 1, 2003

Liquid Green Account utilizes Investment A Shares (Shares) of the Huntington Money Market
Fund (Fund).

THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)  HAS NOT  APPROVED  OR  DISAPPROVED  THESE
SECURITIES  OR   DETERMINED   WHETHER  THIS   PROSPECTUS   IS  ACCURATE  OR  COMPLETE.   ANY
REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

---------------------------------------------------------------------

---------------------------------------------------------------------

----------------------------------------------------------------------
RISK/RETURN SUMMARY
----------------------------------------------------------------------

The  following  is a summary  of  certain  key  information  about  the Fund.  You will find additional  information about the Fund,  including a detailed description of the risks of an investment  in the  Fund,  after  this  summary,  as  well  as in the  Fund's  Statement  of
Additional Information (SAI).
Investment  Goal: The Fund's  investment goal is to maximize current income while preserving capital and  maintaining  liquidity by investing in a portfolio of high quality money market instruments.
Principal  Investment  Strategies:  Huntington  Asset Advisors,  Inc.  (Advisor)  strives to maintain a $1.00 net asset value per share by investing in high  quality,  short-term  money market instruments.
Principal Risks.  The principal risks of investing in the Fund are:
Interest Rate Risk. This is the risk that the value of the Fund's  investments  will decline due to an  increase in  interest  rates,  or that the Fund's  yield will  decrease  due to a decline in interest rates.
Credit  Risk.  This is the risk that an issuer  cannot make timely  interest  and  principal payments on its securities.  In general,  the lower a security's  credit rating,  the higher its credit risk.
Another important thing for you to note:
An investment  in the Fund is not a deposit or an  obligation  of  Huntington  National Bank
(Bank),  its affiliates or any bank and is not insured or guaranteed by the Federal  Deposit
Insurance  Corporation or any other government  agency.  Although the Fund seeks to preserve the value of your  investment at $1.00 per share,  it is possible to lose money by investing in the Fund.

PERFORMANCE AND BAR CHART INFORMATION
The following  performance  table and bar chart  illustrate  the risks and  volatility of an investment  in  the  Fund's  Shares.  Of  course,  the  Fund's  past  performance  does  not necessarily indicate how it will perform in the future.
PERFORMANCE TABLE
This table shows the average  annual  total  returns of the Fund's  Shares  before taxes for periods ended 12/31/02.  These returns reflect applicable sales charges (none).
       1 Year  5 Years 10 Years
---------------------------------
        0.70%   3.87%    4.11%
---------------------------------

BAR CHART
This bar chart shows changes in the  performance of the Fund's Shares for each full calendar year that the Fund Shares existed.
[GRAPHIC OMITTED]
Best Quarter      Q3 2000           1.49%
Worst Quarter     Q4 2002           0.14%
For current 7-day yield information, call
(800) 408-4682

----------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND'S SHARES
----------------------------------------------------------------------

The following tables describe the fees and expenses you would pay if you buy and hold Fund
Shares.
Shareholder Fees (fees paid directly from your investment)
None (other than applicable wire transfer fees)

     ANNUAL FUND OPERATING EXPENSES*              EXAMPLE+
     (Expenses that are deducted from
               Fund assets)
   -------------------------------------   ------------------------
   Investment Advisory Fees.....................0.28%    1 Year.............................. $108
   ------------------------------
   Distribution (12b-1) Fees..................0.25%    3 Years.............................. $337
   ------------------------------
   Shareholder Service Fees.....................0.25%    5 Years.............................  $585
   ------------------------------
   Other Expenses...................................  0.28%    10 Years...........................$1,294
   ------------------------------
   Total Annual Fund Operating    1.06%
   Expenses                 ....
   ------------------------------

*Restated to reflect current fees.

+The  Example is intended to help you  compare  the cost of  investing  in the Fund with the cost of  investing  in other mutual  funds.  It assumes that you invest  $10,000 in the Fund
Shares  for the time  periods  indicated  and then  redeem  your  Shares at the end of those periods.  The Example also assumes that each year your  investment  has a 5% return and that the Fund's expenses remain the same.  Your actual costs and returns may be higher or lower.

----------------------------------------------------------------------
OTHER INFORMATION ABOUT THE FUND'S GOAL, STRATEGIES AND RISKS
----------------------------------------------------------------------

This section of the Prospectus provides a more complete  description of the investment goal, principal strategies and risks of the Fund.
Please note:
Additional  descriptions  of the  Fund's  strategies  and  investments,  as  well  as  other strategies and investments not described below, may be found in the Fund's SAI.
o     The Fund's  investment  goal is  fundamental  and may be  changed  only by a vote of a majority  of the  Fund's  outstanding  shares.  There is no  guarantee  that the Fund will achieve its investment goal.
o     Except as noted, the Fund's investment  strategies are not fundamental and thus can be changed without a shareholder vote.
Investment Strategies
The Fund's  investment  goal is to maximize  current  income  while  preserving  capital and
maintaining   liquidity  by   investing  in  a  portfolio  of  high  quality   money  market
instruments.
The  Advisor  strives  to  maintain  a $1.00 net  asset  value  per  share by  investing  in commercial  paper and other short-term  money market  instruments  which are either rated in the highest category by a nationally  recognized  statistical rating organization or unrated and deemed to be of  comparable  quality  by the  Advisor.  Such  instruments  include  U.S.
government,  agency and  corporate  debt  obligations,  certificates  of  deposit,  bankers'
acceptances,  and repurchase  agreements.  They may have fixed or variable  interest  rates.
In managing the  portfolio,  the Advisor  determines an  appropriate  maturity range for the
Fund (currently  between 25 and 60 days) and each individual  security held and endeavors to diversify the portfolio across market sectors.
The  Advisor  employs a top-down  analysis  of  economic  and market  factors to select Fund investments.  In addition,  the Advisor analyzes cash flows,  maturities,  settlements,  tax payments,  yields  and  credit  quality  and  monitors  new issue  calendars  for  potential purchases.
As a general  matter,  the Fund  complies  with SEC money  market  rules that impose  strict requirements on the investment quality, maturity and diversification of the Fund's holdings.
Risk Considerations
The Fund's  principal  risks are interest  rate risk and credit risk.  Interest rate risk is the possibility that the value of the Fund's  investments will decline due to an increase in interest  rates,  or that the Fund's yield will decrease due to a decline in interest rates.
Credit risk is the possibility that an issuer will default (fail to make scheduled  interest and principal  payments).  In general,  the lower a security's credit rating, the higher its credit risk.
The Fund is also  subject  to  liquidity  risk,  which is the risk  that a  security  may be difficult  or  impossible  to sell at the time and price the seller  wishes.  The seller may have to accept a lower price for the security,  sell other securities  instead,  or forego a more  attractive  investment  opportunity.  All of  this  could  hamper  the  management  or performance of the Fund.
The Fund is also subject to  management  risk because it is an actively  managed  portfolio.
There is no guarantee  that the strategy used by the Fund's  portfolio  manager will produce the intended result.
The Fund's  investments  may also be subject to pre-payment  and call risk.  Prepayment risk is the chance that a large number of the  mortgages  underlying a  mortgage-backed  security will be  refinanced  sooner than the investor  had  expected.  Call risk is the  possibility that an issuer will  "call"--or  repay--a  higher-yielding  bond before its maturity  date. In both cases,  the investor is usually  forced to reinvest  the proceeds in a security  with a lower yield,  which may lower a  portfolio's  income.  If an investor paid a premium for the security,  the  prepayment  may result in an unexpected  capital loss.  Prepayment  and call risk  generally  increase when interest rates  decline,  and can make a security's  yield as well as its  market  price  more  volatile.  Generally  speaking,  the  longer a  security's maturity,  the greater the  prepayment  and call risk it poses.  The Fund attempts to manage this risk by buying shorter-term securities.

----------------------------------------------------------------------
ADVISOR
----------------------------------------------------------------------

The Trustees of The Huntington  Funds (Trust) are responsible  for generally  overseeing the conduct of the Fund's business.  The Advisor's  address is Huntington  Center, 41 South High
Street,  Columbus,  Ohio 43287, and (together with its predecessor) has served as the Fund's investment  advisor,  since the Fund's  inception.  As of December 31, 2002, the Advisor had assets under management of $8.1 billion.
Subject to the supervision of the Trustees of the Trust,  the Advisor  provides a continuous investment program for the Fund,  including  investment research and management with respect to all  securities,  instruments,  cash  and  cash  equivalents  in the  Fund.  Through  its portfolio  management  team,  the Advisor  makes the  day-to-day  investment  decisions  and continuously reviews and administers the investment programs of the Fund.
During the fiscal year ended December 31, 2002, the Trust paid the Advisor  management  fees in the amount of 0.30% up to $500 million;  0.25% on the next $500 million;  and 0.20% on $1 billion and more of average  daily net assets of the Fund.  The  Advisor and its  affiliates provide sub-administration,  account-ing and custody services to the Fund, and may receive a portion of the distribution and shareholding servicing fees from the Fund.

----------------------------------------------------------------------
PURCHASES, EXCHANGES AND REDEMPTIONS
----------------------------------------------------------------------

                                     Pricing of Shares
The price at which the Fund will  offer or redeem its  Shares is the net asset  value  (NAV)
determined  after the order is considered  received.  The Fund attempts to stabilize its NAV per Share at $1.00 by valuing its  portfolio  securities  using the  amortized  cost method.
These valuation methods are more fully described in the Fund's SAI.
The Fund  calculates its NAV per Share twice a day, at 1:00 p.m.  Eastern Time and as of the close of regular  trading on the New York Stock  Exchange  (Exchange)  (normally,  4:00 p.m.
Eastern Time), on each day that the Exchange is open.
In addition, the Fund reserves the right to allow the purchase,  redemption, and exchange of
Shares on any other day on which  regular  trading  in money  market  instruments  is taking place.  On any day that the bond markets  close  early,  such as days in advance of holidays or in the event of any  emergency,  the Fund  reserves  the right to advance the time NAV is determined and by which purchase,  redemption,  and exchange orders must be received on that day, to the time of such closing.
                                     Purchasing Shares
You may purchase  Shares of the Fund on any business day when the Federal  Reserve Bank, the
Exchange and the principal bond markets (as recommended by the Bond Market  Association) are open, and as discussed  under "Pricing of Shares," above. In connection with the sale of the
Fund's Shares,  the Fund's  Distributor may from time to time offer certain items of nominal value to any shareholder.

How to Buy Shares
1.    Minimum investment requirements:
o     $1,000 for initial investments outside the Systematic Investment Program (SIP)
o     $500 for initial investments through an IRA Account
o     $50 for initial investments through the SIP
o     $50 for subsequent investments (including IRA Accounts)
These minimum investment  requirements may be waived under certain circumstances for certain investors,  including,  but not  limited  to,  investments  in  connection  with cash  sweep arrangements and for IRA Accounts.
2.    Call
o     Unified Fund Services, Inc. (Unified) at 800 408-4682
3.    Make Payment
o     By check payable to "Liquid Green Account" and send directly to:
     Liquid Green Account
     c/o Unified Fund Services
     P.O. Box 6110
     Indianapolis, IN  46206-6110

     Note:  Checks must be made  payable to Liquid  Green  Account.  Third party checks will not be accepted.
     (The Fund will treat your order as having been  received  once the Fund  receives  your check).
        OR
o     By Federal funds wire to:
     Huntington National Bank, N.A.
     ABA #044000024
     Liquid Green Account
     Account #01892116910
     Further Credit:  Shareholder name and account number
   (The Fund will treat your order as having been received  immediately  upon receipt by its transfer agent).
        OR
o     By check or Federal funds wire, through Unified or your financial institution
o     Through the SIP
   (Once you become a participant in the SIP, your  investments  will be made  automatically at your requested intervals).
Other methods of acceptable payment are discussed in the SAI.
Call Unified at (800) 408-4682, if you have any questions about purchasing Shares.
Systematic Investment Program (SIP)
You may invest on a regular basis in Fund Shares through the SIP. To  participate,  you must open an account with the Fund by calling Unified at (800) 408-4682,  request and complete an application,  and  invest  at least  $50 at  periodic  intervals.  This  Program  may not be available  to accounts  established  through  certain  financial  institutions,  and minimum investment requirements may differ.  Please contact Unified for more details.
Once you have signed up for SIP, the Fund will  automatically  withdraw money from your bank account and invest it in Shares of the Fund.  Your  participation  in SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Other Information
With regard to  investments  in the Fund,  you will begin earning  dividends on the day your order is received if Unified  receives  payment in federal funds before 12:00 p.m.  (Eastern
Time).  Investments  in the Fund made by check,  automated  clearing  house (ACH) or SIP are considered  received  when the payment is  converted  to federal  funds  (normally  the next business day).  Orders placed through an  intermediary  must be received and  transmitted to the Fund before the  applicable  cut-off time in order for Shares to be purchased  that day.
It is the  intermediary's  responsibility to transmit orders promptly;  however,  you should allow sufficient time for orderly processing and transmission.

The Fund reserves the right to suspend the sale of Fund Shares  temporarily and the right to refuse any order to purchase Fund Shares.
If the Fund receives  insufficient payment for a purchase,  or your check doesn't clear, the
Fund will  cancel the  purchase  and may charge you a fee. In  addition,  you will be liable for any losses or fees incurred by the Fund or it transfer agent.

                                     Exchanging Shares
A shareholder in the Fund may exchange  Shares for shares of any other mutual fund for which
Unified is the transfer agent (Transfer  Agent).  You may request an exchange by calling the
Transfer  Agent at (800)  408-4682,  or by  writing  the  Transfer  Agent at:  Liquid  Green
Account,  c/o Unified Fund Services,  Inc., P.O. Box 6110,  Indianapolis,  IN 46206-6110.  A
written  request to exchange shares having a net asset value of less than $5,000 may be sent by fax if you call the Transfer Agent first.  Shares of the Fund must be registered for sale in your state of residence and you must meet any investment  minimums when  exchanging  into the Fund or another mutual fund.
o     The shares exchanged must have been registered in the shareholder's  name for at least five days prior to the exchange request.
o     If you  exchange  shares  into or out of a Fund,  the  exchange is made at the NAV per share of each fund next determined after the exchange request is received.
o     An exchange of shares  purchased by check will be delayed  until the check has cleared and redemption  proceeds are available for purchase of the newly acquired  shares,  which could take up to 15 calendar days.
Purchases into the Fund may be made by exchange through third parties,  who may also perform subaccounting functions on behalf of shareholders.
An  exchange is made by selling  shares of one fund and using the  proceeds to buy shares of another fund, with the NAV for the sale and the purchase calculated on the same day.
Before making an exchange in the Fund, you should  consider the investment goal of the Fund, and you  should  read this  Prospectus.  You may make an  exchange  to a new  account  or an existing  account;  however,  the account  ownership  must be  identical.  The Fund does not assess  sales  charges or  exchange  fees when you  exchange  into the Fund,  but you may be subject to such charges or fees when you exchange  into  another  mutual fund.  The exchange privilege  is designed  to  accommodate  changes in your  investment  objectives.  It is not designed for frequent  trading in response to short-term  market  fluctuations.  Unified and the Fund  reserve the right to limit a  shareholder's  use of the  exchange  privilege.  The exchange privilege may be modified or terminated at any time.
                                      Redeeming Shares
You may redeem Fund Shares on any business day when the Federal  Reserve Bank,  the Exchange and the principal bond markets are open, and as discussed under "Pricing of Shares," above.
How to Redeem Shares
1.    Call (To redeem Shares by phone,  you must have completed the  appropriate  section on your account application).
o     Unified at (800) 408-4682
   OR
   Write
o     Liquid Green Account
o     c/o Unified Fund Services, Inc.
o     P.O. Box 6110
o     Indianapolis, IN  46206-6110
   OR
   Write a Check
o     In an amount of at least  $250  from  your  Fund  account  (You may not use a check to close an account).

   You may  write  checks  payable  to any  payee in any  amount  of $250 or  more.  You may present up to three checks per month for payment free of charge.  Additional  checks will result in a charge of $0.30 per check.  Daily  dividends  will  continue to accrue on the
   Shares redeemed by check until the day the check is presented for payment.
2.    Provide the required information
o     The name of the Fund (Liquid Green Account)
o     Specify the Share class (Investment A)
o     Your account number
o     The name and address on your account
o     Your bank's wire transfer information (for wire transfers)
o     The dollar amount or number of Shares you wish to redeem
o     Your signature (for written requests)
(If you  request a  redemption  of over  $50,000,  request any  redemption  to be sent to an address  other than the  address on record  with the Fund or  Transfer  Agent or request any redemption to be paid to a person or persons other than the  shareholder(s)  of record,  you will need a signature guarantee in order to redeem.)
In order to redeem  Shares on a particular  day,  the Fund must receive your request  before
4:00 p.m.  (Eastern Time).  Proceeds from the redemption of Shares purchased by check,  ACH, or SIP will be delayed  until the purchase  has  cleared,  which may take up to ten business days.
For Fund shareholders who request  redemptions  prior to 1:00 p.m.  (Eastern Time),  usually the  proceeds  will be  wired on the same day or a check  will be  mailed  on the  following business  day  if the  request  is  received  by  Unified  by  12:00  p.m.  (Eastern  Time).
Shareholders  will not  receive  that day's  dividend.  For Fund  shareholders  who  request redemptions  after the cut-off time  mentioned  above,  usually  proceeds will be wired or a check will be mailed  the  following  business  day after NAV is next  determined.  However, shareholders  will receive the previous  day's  dividend.  Redemption  requests made through financial  institutions  must be promptly  submitted to the Fund in order to be processed by the Fund's deadlines.  Proceeds are wired to an account previously  designated in writing by the  shareholder at any domestic  commercial  bank which is a member of the Federal  Reserve
System.  Proceeds  to be paid by check  are sent to the  shareholder's  address  of  record.
Your financial  institution may offer additional  arrangements for payments.  Please contact it for more details.
Systematic Withdrawal Program
You may choose to receive  periodic  payments from  redemptions  of Fund Shares  through the
Systematic  Withdrawal  Program.  To participate,  you must have an account balance with the
Fund of at least  $10,000.  Once you have  signed up for the  Program by calling  Unified or the Fund,  the Fund will  automatically  redeem Shares from your account and  electronically send the  proceeds to the bank  account you  specify.  This  Program may not be available to accounts  established through certain financial  institutions,  and minimum requirements may differ.  Please contact Unified for more details.
Redeeming Accounts with Balances Under $1,000
Due to the high cost of  maintaining  accounts  with low balances,  if your account  balance falls below  $1,000  ($500 in the case of IRA  Accounts),  Unified or the Fund may choose to redeem  those Shares and close that account  without your  consent.  The Fund will not close any account  which is held through a retirement  plan or any account whose value falls below
$1,000 as a result of  changes  in the  Fund's  NAV.  If  Unified or the Fund plans to close your  account,  it will  notify  you and  provide  you  with 30 days to add to your  account
balance.   Unified  may   establish   different   requirements,   such  as  for  cash  sweep
arrangements.  Please contact Unified for more details.
Other Information
To the extent permitted by federal  securities laws, the Trust reserves the right to suspend the redemption of Fund Shares  temporarily  under  extraordinary  market  conditions such as market  closures or  suspension  of trading by the SEC. The Fund also  reserves the right to postpone  payment for more than seven days where  payment for Shares to be redeemed  has not yet cleared.
The Fund may terminate or modify the methods of  redemption  at any time. In such case,  you will be promptly notified.
Telephone Transactions
You may redeem or exchange Shares by simply calling Unified at (800) 408-4682.

If you call before noon (Eastern  Time) your  redemption  will be wired to you the same day.
You will not receive that day's dividend.

If you call after noon (Eastern  Time),  your  redemption will be wired to you the following business day.  You will receive that day's dividend.
Unified  may  record  your  telephone  instructions.   If  it  does  not  follow  reasonable
procedures,  it may be  liable  for  losses  due to  unauthorized  or  fraudulent  telephone instructions.
Checkwriting
You may request  checks from Unified to redeem your Fund Shares.  Your account will continue to receive the daily  dividend  declared  on the Shares  being  redeemed  until the check is presented for payment.

----------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------------------------------------------

Dividends and Distributions
The Fund  declares  dividends  on  investment  income  daily  and  pays  them  monthly.  Any distributions  of net capital gains would be made annually.  See "Purchasing  Shares - Other
Information"  above for when you are entitled to start receiving  dividends,  and "Redeeming
Shares - How to  Redeem  Shares"  for  when  you  will no  longer  be  entitled  to  receive dividends.  All  dividends  and  distributions  payable to a holder of Fund  Shares  will be automatically  reinvested  in  additional  Fund  Shares,  unless the  shareholder  elects to receive cash payments.
Taxes
The Fund intends to distribute  substantially  all of its net investment  income  (including any net capital gains) to its  shareholders at least annually.  Unless  otherwise  exempt or as discussed  below,  shareholders  are required to pay federal  income tax on any dividends and other  distributions,  including  capital  gains  distributions  received.  This applies whether dividends and other  distributions are received in cash or as additional  shares. If there are any  distributions  representing  long-term capital gains, they will be taxable to shareholders  as  long-term  capital  gains no matter  how long a  shareholder  has held the shares.

An exchange of a Fund's  Shares for shares of another  fund will be treated as a sale of the
Fund's Shares and, as with all sales,  exchanges or redemptions of Fund shares,  any gain on the transaction will be subject to federal income tax.

Consult  your tax  advisor  about the  federal,  state and  local tax  consequences  in your particular circumstances.

----------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS
----------------------------------------------------------------------

The  Trust  has  adopted  a  Distribution  Plan  under  Rule  12b-1  that  allows  it to pay distribution  fees for the sale and  distribution  of its shares.  The maximum  12b-1 fee is
0.25% of the Fund's  Investment A Shares average daily net assets.  The Fund's  investment A
Shares  are also  subject  to a maximum  shareholder  servicing  fee of 0.25% of the  Fund's
Investment  A Shares  average  daily  net  assets.  Because  these  fees are paid out of the
Fund's  assets on an ongoing  basis,  over time these  fees will  increase  the cost of your investment and may cost you more than paying other types of sales charges.

----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

The financial  highlights  table that follows is intended to help you  understand the Fund's
financial   performance   for  the  past  five  fiscal  years  ended  December  31.  Certain information  reflects  financial  results for a single Fund unit.  The total  returns in the table  represent the rate that an investor would have earned or lost on an investment in the
Fund (assuming  reinvestment of all dividends and distributions).  This information has been derived  from the  Fund's  financial  statements,  which  have  been  audited  by KPMG  LLP, independent auditors, whose report, along with the Fund's financial statements,  is included in the Fund's Annual Report, which is available upon request.

(For a Share                      Investment A Shares
outstanding
throughout each
period)
                                 Year Ended December 31
                     -----------------------------------------------
                     -----------------------------------------------
                      2002      2001      2000      1999      1998
                     -------   --------  --------  -------   -------
                     -------
Net Asset Value,     $1.00       $1.00    $1.00    $1.00     $1.00
Beginning of Period
Net investment
income                0.01        0.03     0.06     0.05      0.05
Distributions to
   shareholders
   from net
   investment income (0.01)     (0.03)    (0.06)   (0.05)    (0.05)
Net Asset Value,
End of Period        $1.00       $1.00    $1.00    $1.00     $1.00
Total Return (a)      0.70%    3.20%(b)    5.81%    4.67%     5.03%
Net expenses          1.06%      0.96%     0.71%    0.60%     0.60%
Net investment
income                0.70%      3.13%     5.67%    4.57%     4.89%
Expense waiver
reduction/reimburseme 0.00%
(c)                  nt          0.05%     0.08%    0.15%     0.15%
Net assets, end of                                                  4
period (in
thousands)           $292,379  $430,582  $378,183  $336,085  $272,37

(a)   Based on net asset value
(b)   Payments by affiliates  had no impact on total return for the year ended  December 31,
      2001.
(c)   This  voluntary  expense  decrease is reflected in both the expense and net investment income ratios.

More information about the Fund is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual  Report includes  unaudited  information  about the performance of the Fund, portfolio  holdings and other  financial  information.  The Annual Report  includes  similar audited  information  as  well  as  discussion  of  the  market  conditions  and  investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information
Provides more  detailed  information  about the Fund and its  policies.  A current SAI is on file with the  Securities  and Exchange  Commission  and is  incorporated  by reference into
(considered a legal part of) this Prospectus.

For copies of Annual or Semi-Annual  Reports,  the SAI,  current yield  information  for the
Fund, other information or for any other inquiries:

Call (800) 408-4682

Write
Liquid Green Account
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The SEC's  website,  http://www.sec.gov,  contains  text-only  versions  of the  Trust's and
Fund's documents.

Contact the SEC
Call (202)  942-8090 about  visiting the SEC's Public  Reference Room in Washington  D.C. to
review and copy  information  about the Fund  (including  the SAI).  Alternatively,  you may send your request to the SEC, with a duplicating fee, by e-mail at  publicinfo@sec.gov or by mail to the  SEC's  Public  Reference  Section,  450  Fifth  Street,  NW,  Washington,  D.C.
20549-0102.

Edgewood  Services,  Inc. is the  Distributor and not affiliated with the Advisor or Unified
Fund Services, Inc.

The Fund's Investment Company Act registration number is 811-5010.

Cusip 446327108
G27718-01 (5/03)
---------------------------------------------------------------------

            Privacy Notice (Not Part of the Prospectus)

The  Huntington  Funds  (Trust)  recognize  and  respect the privacy concerns and  expectations  of our  customers.*  We are committed to maintaining  the highest level of privacy and  confidentiality  when it comes to your personal information.
The  Trust  collects  and  uses  your   information  only  where  we
reasonably  believe it would be useful and  allowed by law. We would only use such  information  to  enhance,  evaluate  or  modify  your shareholder  relationship  with us: to administer  your account,  to identify  your  specific  financial  needs and to  provide  you with information about our products and services.
We  provide  this  notice  so that  you  will  know  what  kinds  of information  we  collect  and the  circumstances  in which it may be disclosed to third parties.
We collect nonpublic  personal  information about our customers from the following sources:
o     Account  applications  and other  forms -- which may  include a customer's name, address,  social security number, and information about a customer's investment goals and risk tolerance;
o     Account   history  --   including    information   about   the
  transactions and balances in a customer's account(s); and
o     Correspondence  -- written,  telephonic  or through the Trust's website -- between a customer  and the Trust or  service  providers to the Trust.
We  may  disclose  all  of  the   information   described  above  to
affiliated  parties  and  to  certain  third  parties  who  are  not affiliated with the Trust under one or more of these circumstances:
o     As authorized -- if you request or authorize the  disclosure of the information.
o     As permitted by law -- for example,  sharing  information  with companies who maintain or service customer  accounts for the Trust is permitted and is essential for us to provide  shareholders with necessary or useful services with respect to their accounts.
o     Under joint  agreements -- we may also share  information  with companies  that  perform  marketing  services  on our behalf or to other  financial  institutions  with whom we have joint  marketing agreements.
We  maintain,  and  require  all the Trust's  service  providers  to maintain  policies  designed to assure only  appropriate  access to, and use of information  about our customers.  When information about the Trust's  customers is disclosed to nonaffiliated  third parties, we require that the third party maintain the  confidentiality of the information  disclosed and limit the use of information by the third party solely to the purposes for which the  information is disclosed or as otherwise permitted by law.
We will  adhere to the  policies  and  practices  described  in this
notice   regardless   of  whether   you  are  a  current  or  former
shareholder of the Trust.
* For purposes of this notice,  the terms  "customer" or "customers"
includes  individuals who provide nonpublic personal  information to the Trust, but do not invest in the Trust's shares.
---------------------------------------------------------------------

                                         [ADD LOGO]

                                                                        APPENDIX

                     HUNTINGTON MONEY MARKET FUND PROSPECTUS

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing  the annual total  returns of the Fund's  Investment A Shares as of the calendar year ended December 31, 2002.

     The `x' axis represents  calculation  periods for the last ten years of the
Fund's  Investment A Shares,  beginning  with the earliest  year. The light grey shaded chart features ten distinct  vertical bars, each shaded in charcoal,  and each  visually  representing  by height  the total  return  percentages  for the calendar year-end stated at its base. The calculated total return percentage for the Fund's  Investment A Shares for each calendar year is stated directly at the top of each  respective  bar, for the  calendar  years 1993  through  2002.  The percentages noted are: 2.63%,  3.76%,  5.48%, 4.90%, 5.07%, 5.03%, 4.67%, 5.81%,
3.20%, and 0.70%.

                                      HUNTINGTON FUNDS

                                    INVESTMENT A SHARES
                                    INVESTMENT B SHARES
                                        TRUST SHARES
                                      INTERFUND SHARES
                                             OF
                                HUNTINGTON MONEY MARKET FUND
                        HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                           HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                         HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                                   HUNTINGTON GROWTH FUND
                               HUNTINGTON INCOME EQUITY FUND
              HUNTINGTON ROTATING MARKETS FUND (formerly, ROTATING INDEX FUND)
                              HUNTINGTON DIVIDEND CAPTURE FUND
                            HUNTINGTON INTERNATIONAL EQUITY FUND
                              HUNTINGTON MID CORP AMERICA FUND
                                HUNTINGTON NEW ECONOMY FUND
                              HUNTINGTON SITUS SMALL CAP FUND
                            HUNTINGTON MORTGAGE SECURITIES FUND
                               HUNTINGTON OHIO TAX-FREE FUND
                             HUNTINGTON MICHIGAN TAX-FREE FUND
                          HUNTINGTON FIXED INCOME SECURITIES FUND
                       HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
                 HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                            STATEMENT OF ADDITIONAL INFORMATION
This  Statement  of  Additional  Information  (SAI)  contains  information  which  may be of interest to  investors  in The  Huntington  Funds  (Trust) but which is not  included in the applicable  Prospectuses  for  Investment A Shares,  Investment B Shares,  Trust Shares,  or
Interfund Shares.  This SAI is not a prospectus and is only authorized for distribution when accompanied  or preceded by the  Prospectuses  dated May 1, 2003,  for  Investment A Shares,
Investment B Shares,  Trust Shares,  and Interfund Shares.  This SAI should be read together with the  applicable  Prospectuses.  The SAI  incorporates  by reference  the Fund's  Annual
Report for the fiscal year ended  December 31, 2002.  Investors  may obtain a free copy of a
Prospectus  or Annual  Report by writing  the Funds at,  Huntington  Funds,  P.O.  Box 6110,
Indianapolis,  IN 46206, or by telephoning toll free  800-253-0412.  Capitalized  terms used but not defined in this SAI have the same meanings as set forth in the Prospectuses.
                                        MAY 1, 2003

                                 TABLE OF CONTENTS
Definitions..................................................................2
HOW ARE THE FUNDS ORGANIZED?.................................................2
SECURITIES IN WHICH THE FUNDS INVEST.........................................2
INVESTMENT PRACTICES.........................................................2
   Huntington Mid Corp America Fund..........................................2
   Huntington Situs Small Cap Fund...........................................2
   Adjustable Rate Notes.....................................................2
   American Depositary Receipts (............................................2
   Asset-backed Securities (Non-mortgage)....................................2
   Common Stock..............................................................2
   Convertible Securities....................................................2
   Corporate Debt (Including Bonds, Notes and Debentures)....................2
   Credit-enhanced Securities................................................2
   Defensive Investments.....................................................2
   Dollar Roll Transactions..................................................2
   Equity Securities.........................................................2
   Fixed Income Securities...................................................2
   Foreign Currency Options..................................................2
   Foreign Currency Transactions.............................................2
   Forward Foreign Currency and Foreign Currency Futures Contracts...........2
   Foreign Securities........................................................2
   Futures Contracts and Options on Futures Contracts........................2
   Index - Based Investments.................................................2
   Index Futures Contracts and Options on Index Futures Contracts............2
   Interests in Limited Liability Companies..................................2
   Lending Portfolio Securities..............................................2
   Money Market Instruments..................................................2
   Bank Obligations..........................................................2
   Variable Rate Demand Notes................................................2
   Money Market Mutual Funds.................................................2
   Mortgage-related Securities...............................................2
            Mortgage Pass-through Securities.................................2
            Adjustable Rate Mortgage Securities..............................2
            Derivative Mortgage Securities...................................2
   Options...................................................................2
   Preferred Stock...........................................................2
   Real Estate Investment Trusts.............................................2
   Repurchase Agreements.....................................................2
   Restricted and Illiquid Securities........................................2
   Reverse Repurchase Agreements.............................................2
   Small Cap/Special Equity Situation Securities.............................2
   Tax-exempt Securities.....................................................2
   U.S. Government Securities................................................2
   U.S. Treasury Security Futures Contracts and Options......................2
   Warrants..................................................................2
   When-issued and Delayed Delivery Transactions.............................2
   Zero-coupon Securities....................................................2
INVESTMENT RISKS.............................................................2
   Concentration Risk........................................................2
   Credit (or Default) Risk..................................................2
   Currency Risk.............................................................2
   Equity Risk...............................................................2
   Extension Risk............................................................2
   Foreign Custodial Services and Related Investment Costs...................2
   Foreign Investment Risk...................................................2
   Interest Rate Risk........................................................2
   Investment Style Risk.....................................................2
   Leverage Risk.............................................................2
   Liquidity Risk............................................................2
   Market Risk...............................................................2
   Prepayment Risk...........................................................2
   Security-specific Risk....................................................2
   Special Risk Factors Applicable to the Ohio Municipal Money Market Fund and the Ohio
   Tax-Exempt Fund...........................................................2
   Special Risk Factors Applicable to the Michigan Tax-Free Fund.............2
   Special Risk Factors Applicable to the Florida Tax-Free Money Fund........2
INVESTMENT RESTRICTIONS......................................................2
   Portfolio Turnover........................................................2
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS...............................2
   Trustees and Officers.....................................................2
   Independent Trustees Background and Compensation..........................2
   Investment Adviser........................................................2
   Approval of Investment Advisory Contract..................................2
   Sub-Advisers..............................................................2
   Glass-Steagall Act........................................................2
   Portfolio Transactions....................................................2
   Brokerage Allocation and Other Practices..................................2
   Code of Ethics............................................................2
   Administrator.............................................................2
   Sub-Administrator.........................................................2
   Financial Administrator...................................................2
   Administrative Services Agreement.........................................2
   Expenses..................................................................2
   Distributor...............................................................2
   Distribution Plan (12b-1 Fees)............................................2
   Custodian.................................................................2
   Sub-Custodian.............................................................2
   Transfer Agent and Dividend Disbursing Agent..............................2
   Independent Auditors......................................................2
   Legal Counsel.............................................................2
FEES PAID BY THE FUNDS FOR SERVICES..........................................2
   Principal Holders of Securities...........................................2
SHAREHOLDER RIGHTS...........................................................2
   Other Purchase Information................................................2
   Other Exchange Information................................................2
   Other Redemption Information..............................................2
   DETERMINATION OF NET ASSET VALUE..........................................2
TAXES........................................................................2
   Federal Income Taxation...................................................2
   State Taxation............................................................2
DIVIDENDS AND DISTRIBUTIONS..................................................2
   Money Market Funds........................................................2
   Other Funds...............................................................2
PERFORMANCE INFORMATION......................................................2
   Money Market Funds........................................................2
   Other Funds...............................................................2
   Tax-Equivalency Tables....................................................2
MICHIGAN TAX-FREE FUND.......................................................2
FLORIDA TAX-FREE MONEY FUND..................................................2
FINANCIAL STATEMENTS.........................................................2
INVESTMENT RATINGS...........................................................2
ADDRESSES....................................................................2
                                        Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisor"            -- Huntington Asset Advisors, Inc., the Trust's investment advisor.

"Edgewood"           -- Edgewood Services, Inc., the Trust's distributor.

"Equity Funds"       -- Growth Fund,  Income Equity Fund,  Rotating  Markets Fund,  Dividend
                        Capture Fund,  International Equity Fund, Mid Corp America Fund, New
                        Economy Fund, and Situs Small Cap Fund.

"Federated"          -- Federated Services Company, the Trust's administrator.

"Funds"              -- Each of the separate investment portfolios of the Trust.

"Huntington Bank"       The Huntington National Bank, the sub-administrator of the Funds.

"Income Funds"       -- Mortgage  Securities  Fund,  Ohio Tax-Free Fund,  Michigan  Tax-Free
                        Fund, Fixed Income Securities Fund,  Intermediate  Government Income
                        Fund, Short/Intermediate Fixed Income Securities Fund.

"Independent Trustees"  --    Trustees  who are not  "interested  persons" of the Trust,  as defined in the 1940 Act.
"Money Market Funds" -- Money Market Fund, Ohio Municipal  Money Market Fund, U.S.  Treasury
                        Money Market Fund and Florida Tax-Free Money Fund.

"1940 Act"           -- The Investment Company Act of 1940, as amended.

"NRSRO"              -- Nationally  Recognized  Statistical  Ratings  Organization  such  as
                        Moody's Investor Service (Moody's) or Standard and Poor's (S&P).

"Prospectus"         -- Each of the separate Prospectuses of the Funds.

"Single State Funds" -- Ohio  Municipal  Money Market Fund,  Ohio  Tax-Free  Fund,  Michigan
                        Tax-Free Fund and Florida Tax-Free Money Fund.

"Tax-Exempt Funds"   -- Ohio  Municipal  Money Market Fund,  Ohio  Tax-Free  Fund,  Michigan
                        Tax-Free Fund and Florida Tax-Free Money Fund.

"Trust"              -- The Huntington Funds.

HOW ARE THE FUNDS ORGANIZED?

Each Fund  covered  by this SAI is a  diversified  portfolio  of the  Trust,  except for the
Tax-Exempt  Funds  which  are  non-diversified  portfolios  of the  Trust.  The  Trust is an open-end,  management  investment  company  that  was  established  under  the  laws  of the
Commonwealth of  Massachusetts  on February 10, 1987. The Trust may offer separate series of
Shares representing  interests in separate  portfolios of securities.  The Trust changed its name from The Monitor  Funds to The  Huntington  Funds on January 1, 1999.  Effective May 1,
2003,  the  Huntington  Rotating  Index Fund  changed  its name to the  Huntington  Rotating
Markets Fund in  connection  with  changes to its  investment  objective  and  policies,  as described  in its proxy  statement  and acted on at a special  shareholder  meeting  held on
April 17, 2003.  The changes allow the Fund to rotate  investments  among stocks  comprising equity market segments rather than indices.

The Board of Trustees  (Board) has established  four classes of Shares of the Funds.  All of the Funds offer  Investment A Shares and Trust Shares.  All of the Income Funds,  the Equity
Funds (except  Rotating  Markets Fund), and the Money Market Fund offer Investment B Shares.
Only the Money  Market  Fund  offers  Interfund  Shares.  This SAI relates to all classes of
Shares.

                       SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS
-------------------------------------------------------------------------------
                                    Money    Ohio        Florida      U.S.
                                 Market Fund Municipal  Tax-Free    Treasury
                                             Money     Money Fund     Money
                                             Market                Market Fund
                                               Fund
-------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------
---------------------------------                                  ------------
  Treasury Receipts                   N          N          N           N
---------------------------------------------          ------------------------
---------------------------------            ----------------------------------
  U.S. Treasury Obligations           A          A          A           P
---------------------------------------------          ------------------------
---------------------------------            ----------------------------------
  U.S. Government                     P          A          A           A
  Agency Securities
---------------------------------------------          ------------------------
-------------------------------------------------------------------------------
  Bonds                               A          A          A           A
---------------------------------            ----------------------------------
-------------------------------------------------------------------------------
  Certificates of Deposit             A          A          A           N
---------------------------------            ----------------------------------
-------------------------------------------------------------------------------
  Corporate Debt Securities           A          A          A           N
---------------------------------            ----------------------------------
-------------------------------------------------------------------------------
  Commercial Paper                    P          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Demand Notes                        A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Taxable Municipal Securities        A          A          A           N
-------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mortgage Backed Securities          N          N          N           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------
  Asset Backed Securities             A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Zero Coupon Securities              A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Bankers' Acceptances                A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Credit Enhancement                  A          A          A           N
---------------------------------------------                      ------------
-------------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  General Obligation Bonds            A          P          P           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Special Revenue Bonds               A          P          P           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         A          A          A           N
-------------------------------------------------------            ------------
-------------------------------------------------------------------------------
  Tax Increment Financing Bonds       A          A          A           N
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                    Money    Ohio        Florida      U.S.
                                 Market Fund Municipal  Tax-Free    Treasury
                                             Money     Money Fund     Money
                                             Market                Market Fund
                                               Fund
-------------------------------------------------------------------------------
  Municipal Notes                     A          P          P           N
-------------------------------------------------------------------------------
-------------------------------------------------------            ------------
  Variable Rate Instruments           A          P          P           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Municipal Leases                    A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Repurchase Agreements               A          A          A           P
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Reverse Repurchase Agreements       A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Delayed Delivery Transactions       A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Securities Lending                  A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Illiquid Securities                 A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Restricted Securities               A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Time Deposits                       A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  When-Issued Securities              A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Investment Company Securities      A          A          A           A
-------------------------------------------------------------------------------

EQUITY FUNDS
---------------------------------------------------------------------------------------
                                Growth Fund     Income        Rotating      Dividend
                                              Equity Fund   Markets Fund  Capture Fund
---------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Common Stocks                      P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Preferred Stocks                   P             P             A             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Real Estate Investment             A             A             A             P
Trusts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Warrants                           A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Limited Liability Companies        N             N             N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Treasury Receipts                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  U.S. Treasury Obligations          A             A             A             A
---------------------------------------------              ----------------------------
---------------------------------------------------------------------------------------
  U.S. Government                    A             A             A             A
  Agency Securities
---------------------------------------------              ----------------------------
---------------------------------------------------------------------------------------
  Bonds                              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Certificates of Deposit            A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Corporate Debt Securities          A             P             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Commercial Paper                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Demand Notes                       A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Mortgage Backed Securities         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Backed Securities            N             N             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Zero Coupon Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Bankers' Acceptances               A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Investment Grade Securities        A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Convertible Securities             A             A             A             A
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                 Growth Fund    Income        Rotating      Dividend
                                              Equity Fund   Markets Fund  Capture Fund
---------------------------------------------------------------------------------------
Tax Exempt Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  General Obligation Bonds            N            A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Special Revenue Bonds               N            A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         N            A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Tax Increment Financing Bonds       N            A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Municipal Notes                     N            A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Variable Rate Instruments           A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Municipal Leases                    N            A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Foreign Securities1
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  American Depository Receipts        A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  European Depository Receipts        N            N             A             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Global Depository Receipts          N            N             A             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Foreign Forward                     A            A             A             A
  Currency Contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Foreign Exchange Contracts          N            N             A             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Obligations of Supranational        N            N             A             N
  Agencies
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Derivative Contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Call and Put Options                A            A             A             A
--------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Futures Contracts                   A            A             A             A
--------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options                             A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options on Currencies               A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Special Transactions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Repurchase Agreements               A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Reverse Repurchase Agreements       A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Delayed Delivery Transactions       A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Securities Lending                  A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Illiquid Securities                 A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Restricted Securities               A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Time Deposits                       A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Unit Investment Trusts              A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  When-Issued Securities              A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Yankee Bonds                        A            A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Index-Based Securities              A            A             P             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Investment Company Securities       A            A             A             A
---------------------------------------------------------------------------------------

1 Includes index based securities.
EQUITY FUNDS (Continued)
---------------------------------------------------------------------------------------
                               International   Mid Corp     New Economy   Situs Small
                                Equity Fund  America Fund      Fund         Cap Fund
---------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Common Stocks                      P            P              P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Preferred Stocks                   P            P              P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Real Estate Investment             A            A              A             P
Trusts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Warrants                           A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Limited Liability Companies        A            A              N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Treasury Receipts                  A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  U.S. Treasury Obligations          A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  U.S. Government                    A            A              A             A
  Agency Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Bonds                              A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Certificates of Deposit            A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Corporate Debt Securities          A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Commercial Paper                   A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Demand Notes                       A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Mortgage Backed Securities         A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Backed Securities            N            N              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Zero Coupon Securities             A            A              A             A
---------------------------------------------
---------------------------------------------------------------------------------------
  Bankers' Acceptances               A            A              A             A
-------------------------------
---------------------------------------------------------------------------------------
  Investment Grade Securities        A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Convertible Securities             A            P              P             P
---------------------------------------------------------------------------------------

EQUITY FUNDS (Continued)
---------------------------------------------------------------------------------------
                               International   Mid Corp     New Economy   Situs Small
                                Equity Fund  America Fund      Fund         Cap Fund
---------------------------------------------------------------------------------------
Tax Exempt Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  General Obligation Bonds           N            N              N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Special Revenue Bonds              N            N              N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper        N            N              N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Tax Increment Financing            N            N              N             N
Bonds
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Municipal Notes                    N            N              N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Variable Rate Instruments          A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Municipal Leases                   N            N              N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Foreign Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  American Depository Receipts       A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  European Depository Receipts       A            N              N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Global Depository Receipts         A            N              N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Foreign Forward                    A            A              A             A
  Currency Contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Foreign Exchange Contracts         A            N              N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Obligations of Supranational       A            N              N             A
  Agencies
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Derivative Contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Call and Put Options               A            A              A             A
--------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Futures Contracts                  A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options                            A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options on Currencies              A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Special Transactions
---------------------------------------------------------------------------------------

EQUITY FUNDS (Continued)
---------------------------------------------------------------------------------------
                               International   Mid Corp     New Economy   Situs Small
                                Equity Fund  America Fund      Fund         Cap Fund
---------------------------------------------------------------------------------------
  Repurchase Agreements              A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Reverse Repurchase                 A            A              A             A
  Agreements
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Delayed Delivery                   A            A              A             A
Transactions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Securities Lending                 A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Illiquid Securities                A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Restricted Securities              A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Time Deposits                      A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Unit Investment Trusts             A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  When-Issued Securities             A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Yankee Bonds                       A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Index-Based Securities             A            A              A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Investment Company                 A            A              A             A
  Securities
---------------------------------------------------------------------------------------

INCOME FUNDS
-------------------------------------------------------------------------------
                                 Mortgage     Ohio      Michigan      Fixed
                                 Securities Tax-Free    Tax-Free     Income
                                   Fund       Fund        Fund     Securities
                                                                      Fund
-------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Treasury Receipts                  N          N           N           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  U.S. Treasury Obligations          A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  U.S. Government                    A          A           A           P
  Agency Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Bonds                              A          N           N           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Certificates of Deposit            A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Corporate Debt Securities          A          N           N           P
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Commercial Paper                   A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Demand Notes                       A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Taxable Municipal Securities       A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mortgage Backed Securities         P          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mortgage Dollar Rolls              A          N           N           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Asset Backed Securities            A          N           N           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Zero Coupon Securities             A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Bankers' Acceptances               A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Credit Enhancement                 A          A           A           A
-------------------------------------------------------            ------------
-------------------------------------------------------------------------------
  Investment Grade Securities        A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Convertible Securities             A          N           N           A
-------------------------------------------------------------------------------
-------------------------------------------            ------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  General Obligation Bonds           A          P           P           A
-------------------------------------------------------            ------------
-------------------------------------------------------------------------------
  Special Revenue Bonds              A          P           P           A
-------------------------------------------------------------------------------

INCOME FUNDS (Continued)
-------------------------------------------------------------------------------
                                 Mortgage     Ohio      Michigan      Fixed
                                 Securities Tax-Free    Tax-Free     Income
                                   Fund       Fund        Fund     Securities
                                                                      Fund
                                                       ------------
-------------------------------------------------------            ------------
  Tax Exempt Commercial Paper        A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Tax Increment Financing Bonds      A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------            ------------
  Municipal Notes                    A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Variable Rate Instruments          A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Municipal Leases                   A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Foreign Forward                    N          N           N           A
  Currency Contracts
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Futures Contracts                  A          A           A           A
---------------------------------          ------------------------------------
-------------------------------------------------------------------------------
  Options                            A          A           A           A
-------------------------------------------------------------------------------
---------------------------------          ------------------------------------
  Options on Currencies              N          N           N           A
-------------------------------------------------------------------------------
---------------------------------          ------------------------------------
Special Transactions
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Repurchase Agreements              A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Reverse Repurchase Agreements      A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Delayed Delivery Transactions      A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Securities Lending                 A          N           N           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Illiquid Securities                A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Restricted Securities              A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Time Deposits                      A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  When-Issued Securities             A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Yankee Bonds                       N          N           N           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Investment Company Securities      A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Common Stocks                      A          N           N           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Preferred Stocks                   N          N           N           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Real Estate Investment Trusts      A          A           A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Warrants                           A          N           N           A
-------------------------------------------------------------------------------

INCOME FUNDS (Continued)
--------------------------------------------------------------------
                               Intermediate    Short/Intermediate
                                Government        Fixed Income
                                Income Fund     Securities Fund
--------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
  Treasury Receipts                  N                 N
--------------------------------------------------------------------
--------------------------------------------------------------------
  U.S. Treasury Obligations          P                 P
--------------------------------------------------------------------
--------------------------------------------------------------------
  U.S. Government                    P                 P
  Agency Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
  Bonds                              A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Certificates of Deposit            A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Corporate Debt Securities          A                 P
--------------------------------------------------------------------
--------------------------------------------------------------------
  Commercial Paper                   A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Demand Notes                       A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Taxable Municipal Securities       A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Mortgage Dollar Rolls              N                 N
--------------------------------------------------------------------
--------------------------------------------------------------------
  Mortgage Backed Securities         P                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Asset Backed Securities            N                 N
--------------------------------------------------------------------
--------------------------------------------------------------------
  Zero Coupon Securities             A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Bankers' Acceptances               A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Credit Enhancement                 A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Investment Grade Securities        A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Convertible Securities             N                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
Tax Exempt Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
  General Obligation Bonds           A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Special Revenue Bonds              A                 A
--------------------------------------------------------------------

INCOME FUNDS (Continued)
--------------------------------------------------------------------
                                 Intermediate  Short/Intermediate
                                  Government      Fixed Income
                                 Income Fund     Securities Fund
--------------------------------------------------------------------
  Tax Exempt Commercial Paper         A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Tax Increment Financing Bonds       A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Municipal Notes                     A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Variable Rate Instruments           A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Municipal Leases                    A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
  Foreign Forward                     N                 A
  Currency Contracts
--------------------------------------------------------------------
--------------------------------------------------------------------
Derivative Contracts
--------------------------------------------------------------------
--------------------------------------------------------------------
  Futures Contracts                   A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Options                             A                 A
---------------------------------             ----------------------
--------------------------------------------------------------------
  Options on Currencies               A                 N
--------------------------------------------------------------------
--------------------------------------------------------------------
Special Transactions
--------------------------------------------------------------------
---------------------------------             ----------------------
  Repurchase Agreements               A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Reverse Repurchase Agreements       A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Delayed Delivery Transactions       A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Securities Lending                  A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Illiquid Securities                 A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Restricted Securities               A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Time Deposits                       A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  When-Issued Securities              A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Yankee Bonds                        A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Investment Company Securities       A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
  Common Stocks                       N                 N
--------------------------------------------------------------------
--------------------------------------------------------------------
  Real Estate Investment Trusts       N                 N
--------------------------------------------------------------------
--------------------------------------------------------------------
  Warrants                            N                 N
--------------------------------------------------------------------

                               INVESTMENT PRACTICES

The Prospectuses  discuss the principal  investment  strategies of the Funds. Below you will find more detail about the types of investments and investment  practices  permitted by each
Fund,  as noted in the  preceding  table,  including  those  which  are not part of a Fund's principal investment strategy.
Huntington Mid Corp America Fund

The Advisor uses a unique process in analyzing a company's research and development  efforts as it relates to patents,  namely how a technological  idea can impact a stock's price. This
"Patent Screen" process is a rigorous selection process combining qualitative,  quantitative and technical  analysis.  The patent  screening  process guides the Advisor in searching for companies with superior growth  characteristics and a strong earnings outlook,  and helps to steer the timing of buying and selling decisions.

Huntington Situs Small Cap Fund

In  identifying  companies  with situs  advantages for the Situs Small Cap Fund, the Advisor will consider political,  social or economic factors, or population  demographics that might affect the opportunity of a company.  The Advisor will use its own  proprietary  research as well as  third  party  research  and  statistical  data to  identify  companies  with  situs advantages,  including  data from Laffer  Associates,  to  identify  those  companies  whose location  may be  impacted  by tax  policy.  Arthur B.  Laffer,  Ph.D.,  is the  founder and chairman of Laffer  Associates,  an economic  research and  consulting  firm. Dr. Laffer was the architect of supply-side  economics and was a primary  economic advisor under the Reagan
Administration in the U.S. and the Thatcher Administration in the U.K.

Adjustable Rate Notes

The categories of Fixed Income Securities and Tax Exempt Securities may include  "adjustable rate notes,"  which include  variable  rate notes and floating rate notes.  For Money Market
Fund purposes,  a variable rate note is one whose terms provide for the  readjustment of its interest rate on set dates and that, upon such  readjustment,  can reasonably be expected to have a market value that  approximates  its amortized  cost;  the degree to which a variable rate note's market value  approximates  its amortized cost subsequent to  readjustment  will depend on the frequency of the  readjustment  of the note's  interest rate and the length of time that must elapse before the next readjustment.  A floating rate note is one whose terms provide  for the  readjustment  of its  interest  rate  whenever a specified  interest  rate changes and that,  at any time,  can  reasonably  be  expected  to have a market  value that approximates  its amortized  cost.  Although  there may be no active  secondary  market with respect to a particular  variable or floating  rate note  purchased by a Fund,  the Fund may seek to resell the note at any time to a third  party.  The  absence of an active  secondary market,  however,  could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment  obligations  and the
Fund could,  as a result or for other  reasons,  suffer a loss to the extent of the default.
Variable  or  floating  rate  notes may be  secured  by bank  letters  of  credit.  A demand instrument with a demand notice period  exceeding  seven days may be considered  illiquid if there is no secondary  market for such  security.  Such security will be subject to a Fund's limitation governing investments in "illiquid" securities,  unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal  within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.
American  Depositary  Receipts (ADRs),  European  Depositary  Receipts  (EDRs),  Continental
Depositary Receipts (CDRs) and Global Depositary Receipts (GDRs)

ADRs are securities,  typically  issued by a U.S.  financial  institution (a  "depositary"), that evidence ownership  interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs include American  Depositary  Shares and New
York Shares.  EDRs,  which are  sometimes  referred to as CDRs,  are  securities,  typically issued by a non-U.S. financial institution,  that evidence ownership interests in a security or a pool of  securities  issued  by  either a U.S.  or  foreign  issuer.  GDRs  are  issued globally  and evidence a similar  ownership  arrangement.  Generally,  ADRs are designed for trading  in the  U.S.  securities  markets,  EDRs  are  designed  for  trading  in  European securities markets and GDRs are designed for trading in non-U.S.  securities markets.  ADRs,
EDRs,  CDRs and GDRs may be available for investment  through  "sponsored" or  "unsponsored"
facilities.  A  sponsored  facility  is  established  jointly by the issuer of the  security underlying the receipt and a depositary,  whereas an unsponsored facility may be established by a depositary without  participation by the issuer of the receipt's  underlying  security.
Holders  of  an  unsponsored  depositary  receipt  generally  bear  all  the  costs  of  the unsponsored  facility.  The  depositary of an  unsponsored  facility  frequently is under no obligation  to  distribute  shareholder  communications  received  from  the  issuer  of the deposited  security or to pass  through to the holders of the  receipts  voting  rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)
Asset-backed  securities  are  instruments  secured by company  receivables,  truck and auto loans,  leases,  and credit  card  receivables.  Such  securities  are  generally  issued as pass-through  certificates,  which represent undivided fractional ownership interests in the underlying  pools of assets.  Such securities also may be debt  instruments,  which are also known as  collateralized  obligations  and are  generally  issued  as the debt of a  special purpose entity, such as a trust,  organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage  asset-backed securities raises risk considerations peculiar to the financing of the  instruments  underlying  such  securities.  Like mortgages  underlying
mortgage-backed   securities,   underlying   automobile   sales  contracts  or  credit  card
receivables are subject to substantial  prepayment risk, which may reduce the overall return to certificate  holders.  Nevertheless,  principal prepayment rates tend not to vary as much in response to changes in interest  rates and the  short-term  nature of the  underlying car loans or other  receivables tend to dampen the impact of any change in the prepayment level.
Certificate  holders may also experience  delays in payment on the  certificates if the full amounts due on  underlying  sales  contracts  or  receivables  are not realized by the trust because of  unanticipated  legal or  administrative  costs of  enforcing  the  contracts  or because of depreciation or damage to the collateral (usually  automobiles)  securing certain contracts, or other factors.
Common Stock

Common  stock is a type of equity  security  which  represents  an  ownership  interest in a corporation  and the right to a portion  of the  assets of the  corporation  in the event of liquidation.  This right, however, is subordinate to that of preferred  stockholders and any creditors,  including holders of debt issued by the corporation.  Owners of common stock are generally  entitled to vote on important  matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible  securities  include fixed income  securities that may be exchanged or converted into a predetermined  number of shares of the issuer's underlying common stock at the option of the  holder  during  a  specified  period.  Convertible  securities  may take the form of convertible preferred stock,  convertible bonds or debentures,  units consisting of "usable"
bonds and  warrants or a  combination  of the features of several of these  securities.  The
investment   characteristics  of  each  convertible   security  vary  widely,  which  allows
convertible  securities to be employed for a variety of investment  strategies.  A Fund will exchange or convert the  convertible  securities  held in its  portfolio  into shares of the underlying common stock when, in the Advisor's  opinion,  the investment  characteristics of the  underlying  common shares will assist the Fund in achieving its  investment  objective.
Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)
Corporate  debt  includes any  obligation  of a  corporation  to repay a borrowed  amount at maturity and usually to pay the holder  interest at specific  intervals.  Corporate debt can have a long or short  maturity  and is  often  rated  by one or more  nationally  recognized statistical  rating  organizations.  See the Appendix to this SAI for a description of these ratings.

In  addition,  the credit risk of an issuer's  debt  security may vary based on its priority for repayment.  For example,  higher ranking (senior) debt securities have a higher priority than lower  ranking  (subordinated)  securities.  This means that the issuer  might not make
payments  on  subordinated   securities   while   continuing  to  make  payments  on  senior
securities.  In  addition,  in the event of  bankruptcy,  holders of senior  securities  may
receive  amounts  otherwise  payable  to  the  holders  of  subordinated  securities.   Some
subordinated  securities,  such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example,  insurance companies issue  securities  known as surplus  notes that  permit the  insurance  company to defer any payment that would reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced  securities are securities whose credit rating has been enhanced,  typically by the  existence  of a  guarantee,  letter of credit,  insurance  or  unconditional  demand
feature.   In  most  cases,  the  Advisor  evaluates  the  credit  quality  and  ratings  of credit-enhanced  securities  based upon the  financial  condition  and  ratings of the party providing the credit  enhancement (the "credit  enhancer") rather than the issuer.  However, except where  prohibited by Rule 2a-7 under the 1940 Act,  credit-enhanced  securities  will not be treated as having been issued by the credit  enhancer for  diversification  purposes, unless the Fund has invested  more than 10% of its assets in securities  issued,  guaranteed or otherwise  credit enhanced by the credit  enhancer,  in which case the securities will be treated as having been issued both by the issuer and the credit  enhancer.  The  bankruptcy, receivership  or  default of the credit  enhancer  will  adversely  affect the  quality  and marketability  of the underlying  security.  A default on the  underlying  security or other event that  terminates a demand  feature  prior to its exercise  will  adversely  affect the liquidity of the underlying security.

The  Money  Market  Funds  are  subject  to the  diversification  requirements  relating  to credit-enhanced  securities  imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal  Money
Market Fund may not invest,  with respect to 75% of its total  assets,  more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

At times the Advisor may determine that  conditions in securities  markets may make pursuing a Fund's principal investment strategies  inconsistent with the best interests of the Fund's shareholders.  At such times,  the  Advisor  may  temporarily  use  alternative  strategies, primarily  designed to reduce  fluctuations in the value of a Fund's assets. In implementing these temporary  "defensive"  strategies,  a Fund may temporarily  place all or a portion of its assets in cash, U.S. Government securities,  debt securities which the Advisor considers to be of comparable quality to the acceptable  investments of the Fund and other investments which the  Advisor  considers  consistent  with such  strategies.  In the case of the Single
State Funds,  a Fund's  alternative  strategies  may give rise to income which is not exempt from federal or state taxes.

Dollar Roll Transactions

A dollar  roll  transaction  is a  transactions  through  which a Fund sells  certain of its securities  to  financial  institutions  such as banks  and  broker-dealers,  and  agrees to repurchase  substantially  similar  securities at a mutually  agreed upon date and price. At the  time a Fund  enters  into a  dollar  roll  agreement,  it will  place  in a  segregated custodial account assets such as U.S. Government  securities or other liquid high grade debt securities  consistent  with  its  investment  restrictions  having  a  value  equal  to the repurchase price (including accrued  interest),  and will subsequently  continually  monitor the account to insure that such  equivalent  value is maintained  at all times.  Dollar roll agreements  involve the risk that the market value of securities  sold by a Fund may decline below  the  price at  which it is  obligated  to  repurchase  the  securities.  Dollar  roll agreements are considered to be borrowings by an investment  company under the 1940 Act and, therefore,  a form of leverage.  A Fund may  experience  a negative  impact on its net asset value  (NAV) if  interest  rates rise  during the term of a dollar  roll  agreement.  A Fund generally  will  invest the  proceeds  of such  borrowings  only when such  borrowings  will enhance a Fund's  liquidity or when the Fund reasonably  expects that the interest income to be earned from the  investment  of the proceeds is greater than the interest  expense of the transaction.

Equity Securities

Equity  securities  include both  foreign and  domestic  common  stocks,  preferred  stocks,
securities   convertible  or  exchangeable  into  common  or  preferred  stocks,  and  other securities which the Advisor believes have common stock characteristics,  such as rights and warrants.

Fixed Income Securities

Fixed income  securities  include  corporate debt securities,  U.S.  Government  securities, mortgage-related securities,  tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see "Options")

       Options on foreign  currencies  operate  similarly to options on securities,  and are traded primarily in the over-the-counter market (so-called "OTC options"),  although options on foreign  currencies  have  recently  been listed on several  exchanges.  Options  will be purchased or written only when the Advisor  believes that a liquid  secondary  market exists for such options.  There can be no assurance that a liquid secondary market will exist for a particular  option at any specific time.  Options on foreign  currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase  current  return.  They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

Writing  covered call options on currencies may offset some of the costs of hedging  against fluctuations in currency  exchange rates.  For transaction  hedging purposes a Fund may also purchase  exchange-listed and OTC put and call options on foreign currency futures contracts and on  foreign  currencies.  A put option on a futures  contract  gives a Fund the right to assume a short  position in the futures  contract  until  expiration  of the option.  A call option  on a  futures  contract  gives a Fund the  right to  assume a long  position  in the futures contract until the expiration of the option.

The value of a foreign  currency option is dependent upon the value of the foreign  currency and the U.S.  dollar,  and may have no  relationship  to the investment  merits of a foreign security.  Because foreign currency  transactions  occurring in the interbank market involve substantially  larger amounts than those that may be involved in the use of foreign currency options,  investors maybe  disadvantaged  by having to deal in an odd lot market  (generally consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

There is no systematic  reporting of last sale information for foreign  currencies and there is no regulatory  requirement  that  quotations  available  through  dealers or other market sources be firm or revised on a timely basis.  Available quotation  information is generally representative  of very large  transactions in the interbank market and thus may not reflect relatively  smaller  transactions  (less than $1 million) where rates may be less favorable.
The interbank  market in foreign  currencies is a global,  around-the-clock  market.  To the extent  that the U.S.  options  markets  are closed  while the  markets  for the  underlying currencies  remain  open,  significant  price  and  rate  movements  may  take  place in the underlying markets that cannot be reflected in the U.S. options markets.

Foreign Currency Transactions

Foreign currency  transactions  include purchasing and selling foreign currencies,  entering into  forward or futures  contracts  to purchase or sell foreign  currencies  (see  "Forward
Foreign  Currency and Foreign  Currency  Futures  Contracts"),  and  purchasing  and selling
options  on  foreign   currencies  (see  "Foreign  Currency   Options").   Foreign  currency
transactions  may be used to  hedge  against  uncertainty  in the  level of  future  foreign currency exchange rates and to increase current return.

Purchases  and sales of  foreign  currencies  on a spot basis are used to  increase  current return.  They are also used in  connection  with both  "transaction  hedging" and  "position hedging."

Transaction  hedging involves  entering into foreign currency  transactions  with respect to specific  receivables or payables  generally arising in connection with the purchase or sale of portfolio  securities.  Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar  equivalent of a dividend or interest payment in a foreign  currency.  The goal is to protect  against a possible  loss  resulting from an adverse  change in the  relationship  between  the U.S.  dollar  and the  applicable foreign  currency  during the period  between the date on which the security is purchased or sold or on which the dividend or interest  payment is  declared,  and the date on which such payments are made or received.

Position hedging  involves  entering into foreign  currency  transactions  either to protect against:  (i) a decline in the value of a foreign currency in which a security held or to be sold is  denominated;  or (ii) an  increase  in the value of a foreign  currency  in which a security to be purchased is  denominated.  In connection with position  hedging,  a Fund may purchase put or call options on foreign currency and foreign currency futures  contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither  transaction nor position hedging  eliminates  fluctuations in the underlying prices of the securities  which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally,  although these  techniques  tend to  minimize  the risk of loss due to a decline  in the value of the hedged  currency,  they also tend to limit any  potential  gain which might  result from the increase in the value of such currency.

Hedging  transactions  are subject to  correlation  risk due to the fact that the amounts of foreign currency exchange  transactions and the value of the portfolio  securities  involved will  not  generally  be  perfectly  matched.  This is  because  the  future  value  of such securities in foreign  currencies  will change as a consequence  of market  movements in the values of those securities between the dates the currency exchange  transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign  currency  contract  involves an obligation to purchase or sell a specific currency  at a future  date,  which  may be any  fixed  number  of days from the date of the contract as agreed by the parties,  at a price set at the time of the contract.  In the case of a  cancelable  forward  contract,  the  holder  has the  unilateral  right to cancel  the contract at maturity by paying a specified  fee. The  contracts  are traded in the interbank market conducted  directly  between  currency  traders (usually large commercial  banks) and
their  customers.  A  forward  contract  generally  has  no  deposit  requirement,   and  no
commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized  contract for the future delivery of a specified  amount of a foreign  currency  at a future date at a price set at the time of the contract.  Foreign  currency  futures  contracts traded in the United States are designed by and traded on exchanges  regulated by the Commodity Futures Trading Commission (CFTC),  such as the New York Mercantile Exchange.

Forward  foreign  currency  contracts  differ from  foreign  currency  futures  contracts in certain  respects.  For example,  the maturity  date of a forward  contract may be any fixed number of days from the date of the  contract  agreed  upon by the  parties,  rather  than a predetermined date in a given month.  Forward contracts may be in any amounts agreed upon by the parties rather than predetermined  amounts. Also, forward foreign currency contracts are traded directly  between  currency  traders so that no  intermediary is required.  A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract,  a Fund may either accept or make delivery of the currency  specified in the contract,  or at or prior to maturity enter into a closing transaction  involving the purchase or sale of an offsetting contract.  Closing transactions with respect to forward  contracts are usually  effected  with the currency  trader who is a party to the  original  forward  contract.  Closing  transactions  with  respect  to futures contracts are effected on a commodities  exchange;  a clearing  corporation  associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency  contracts and foreign  currency  futures  contracts can be used to increase current return.  They are also used in connection with both  "transaction  hedging"
and "position hedging." See "Foreign Currency Transactions."

Among the risks of using foreign  currency  futures  contracts is the fact that positions in these contracts (and any related  options) may be closed out only on an exchange or board of trade  which  provides a  secondary  market.  Although  it is  intended  that any Fund using foreign  currency  futures  contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market,  there is no  assurance  that a  secondary  market on an exchange or board of trade will exist for any particular  contract  or option or at any  particular  time.  In such  event,  it may not be possible to close a futures or related  option  position  and, in the event of adverse price movements,  a Fund would  continue to be required to make daily cash  payments of  variation margin on its futures positions.

In addition,  it is impossible to forecast with  precision the market value of a security at the  expiration  or  maturity  of a forward  or  futures  contract.  Accordingly,  it may be necessary to purchase  additional  foreign currency on the spot market (and bear the expense of such  purchase) if the market value of the security  being hedged is less than the amount of foreign  currency a Fund is  obligated  to deliver  and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot  market  some of the  foreign  currency  received  upon  the sale of the  hedged portfolio  security  if the  market  value of such  security  exceeds  the amount of foreign currency a Fund is obligated to deliver.

When a Fund  purchases  or sells a futures  contract,  it is  required  to deposit  with its custodian  an amount of cash or U.S.  Treasury  bills up to 5% of the amount of the  futures contract.  This  amount  is known as  "initial  margin."  The  nature of  initial  margin is different  from  that of  margin  in  security  transactions  in that  it does  not  involve borrowing money to finance transactions.  Rather, initial margin is similar to a performance bond or good faith  deposit  that is returned to a Fund upon  termination  of the  contract, assuming a Fund satisfies its contractual obligation.

Subsequent  payments  to and from the broker  occur on a daily  basis in a process  known as
"marking to market."  These  payments  are called  "variation  margin,"  and are made as the value of the  underlying  futures  contract  fluctuates.  For  example,  when a Fund sells a futures  contract and the price of the underlying  currency rises above the delivery  price, the  Fund's  position  declines  in value.  The Fund then pays a broker a  variation  margin payment equal to the difference  between the delivery price of the futures  contract and the market price of the currency  underlying the futures contract.  Conversely,  if the price of the underlying  currency falls below the delivery price of the contract,  the Fund's futures position  increases in value.  The broker then must make a variation margin payment equal to the difference  between the delivery  price of the futures  contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract,  a final determination of variation margin is made,  additional  cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Foreign Securities (including Emerging Markets)

Foreign  securities are those securities  which are issued by companies  located outside the
United States and  principally  traded in foreign  markets.  This  includes  equity and debt securities  of foreign  entities  and  obligations  of foreign  branches of U.S. and foreign banks.  Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic  branches  of foreign  banks,  including  European  Certificates  of
Deposit,  European  Time  Deposits,  Canadian  Time  Deposits  and  Yankee  Certificates  of
Deposits,  and investments in Canadian  Commercial Paper,  foreign securities and Europaper.
In  addition,  the Funds may invest in  depositary  receipts.  The Funds may also  invest in securities  issued or  guaranteed  by foreign  corporations  or foreign  governments,  their political  subdivisions,  agencies or  instrumentalities  and  obligations of  supranational entities  such as the World  Bank and the Asian  Development  Bank.  Investment  in  foreign securities is subject to a number of special risks.

Since foreign  securities are normally  denominated  and traded in foreign  currencies,  the value  of a  Fund's  assets  invested  in  such  securities  may be  affected  favorably  or unfavorably by currency exchange rates and exchange control regulation.  Exchange rates with respect to certain currencies may be particularly volatile.  Additionally,  although foreign exchange  dealers  do not  charge a fee for  currency  conversion,  they do realize a profit based on the  difference  (the  "spread")  between prices at which they buy and sell various currencies.  Thus,  a dealer  may  offer to sell a foreign  currency  to a Fund at one rate, while  offering a lesser  rate of exchange  should a Fund desire to resell that  currency to the dealer.

There may be less information  publicly  available about a foreign company than about a U.S.
company,  and foreign  companies  are not generally  subject to  accounting,  auditing,  and financial  reporting  standards and practices  comparable to those in the United States. The securities  of some  foreign  companies  are less  liquid  and at times more  volatile  than securities of comparable U.S.  companies.  Foreign brokerage  commissions and other fees are also generally  higher than in the United States.  Foreign  settlement  procedures and trade regulations  may involve  certain risks (such as delays in payment or delivery of securities or in the  recovery  of a Fund's  assets  held  abroad)  and  expenses  not  present  in the settlement of domestic investments.

In  addition,  with  respect  to  certain  foreign  countries,  there  is a  possibility  of nationalization or expropriation of assets,  confiscatory  taxation,  political or financial instability  and  diplomatic  developments  which could affect the value of  investments  in those countries.  In certain  countries,  legal remedies  available to investors may be more limited than those  available  with  respect to  investments  in the United  States or other countries.  The laws of some  foreign  countries  may  limit a Fund's  ability  to invest in securities of certain issuers located in those countries.  Special tax considerations  apply to foreign securities.

On January 1, 1999,  the  European  Monetary  Market  Union  (EMU)  introduced  a new single
currency,   the  euro,  which  replaced  the  national  currency  for  participating  member countries.  Those countries are Austria,  Belgium, Finland, France, Germany, Ireland, Italy,
Luxembourg, the Netherlands,  Portugal and Spain. A new European Central Bank was created to manage the monetary policy of the new unified region.  On the same day,  exchange rates were irrevocably  fixed between the EMU member  countries.  On March 1, 2002,  euro banknotes and coins became the sole legal tender  throughout  the euro area,  but national  currencies may still be exchanged for euro banknotes and coins for some time after such date.

The  International  Equity  Fund and Situs  Small Cap Fund may invest in the  securities  of emerging market issuers.  Investing in emerging market  securities  involves risks which are in addition  to the usual  risks  inherent in foreign  investments.  Some  emerging  markets countries may have fixed or managed  currencies that are not free-floating  against the U.S.
dollar.  Further,  certain  currencies may not be traded  internationally.  Certain of these currencies  have  experienced  a  steady  devaluation  relative  to  the  U.S.  dollar.  Any devaluation in the  currencies in which the Fund's  securities  are  denominated  may have a detrimental impact on the Fund.

Some countries with emerging  securities markets have experienced  substantial,  and in some periods  extremely high, rates of inflation for many years.  Inflation and rapid fluctuation in inflation  rates have had and may continue to have negative  effects on the economies and securities  markets of certain  countries.  Moreover,  the  economies of some  countries may differ  favorably or unfavorably from the U.S. economy in such respects as rate of growth of
gross   domestic   product,   the  rate  of  inflation,   capital   reinvestment,   resource
self-sufficiency,  number and depth of industries  forming the economy's base,  governmental controls and  investment  restrictions  that are subject to political  change and balance of payments position.  Further,  there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have  substantially  less volume than U.S. markets.  In addition, securities  in many of such  markets  are less  liquid,  and  their  prices  often  are more volatile,  than securities of comparable U.S.  companies.  Such markets often have different clearance and settlement procedures for securities  transactions,  and in some markets there have  been  times  when  settlements  have  been  unable  to keep  pace  with the  volume of transactions,  making it  difficult  to conduct  transactions.  Delays in  settlement  could result in temporary periods when assets may be uninvested.  Settlement  problems in emerging markets  countries also could cause the Fund to miss  attractive  investment  opportunities.
Satisfactory  custodial  services may not be available in some emerging  markets  countries, which may result in the Fund's incurring  additional costs and delays in the  transportation and custody of such securities.

Each of the Equity Funds, Fixed Income Securities Fund and  Short/Intermediate  Fixed Income
Securities  Fund may invest in foreign  securities.  The Fixed  Income  Securities  Fund and
Short/Intermediate  Fixed  Income  Securities  Fund,  however,  may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.
Futures Contracts and Options on Futures Contracts

A futures  contract is a binding  contractual  commitment  which, if held to maturity,  will result in an obligation to make or accept delivery of a security at a specified  future time and price. By purchasing  futures  (assuming a "long" position) a Fund will legally obligate itself to accept the future  delivery of the  underlying  security and pay the agreed price.
By selling  futures  (assuming a "short"  position) it will legally  obligate itself to make the future  delivery of the  security  against  payment of the agreed  price.  Open  futures positions on debt  securities  will be valued at the most recent  settlement  price,  unless that price does not in the judgment of the Trustees  reflect the fair value of the contract, in which  case the  positions  will be  valued by or under the  direction  of the  Trustees.
Positions  taken in the futures  markets are not normally held to maturity,  but are instead liquidated  through  offsetting  transactions  which may result in a profit or a loss. While futures  positions  taken by a Fund will usually be  liquidated  in this manner,  a Fund may instead make or take delivery of the underlying  securities whenever it appears economically advantageous  to the Fund to do so. A clearing  corporation  associated with the exchange on
which  futures  are  traded  assumes   responsibility  for  such  closing  transactions  and
guarantees that the Fund's sale and purchase  obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt  securities  seeks to establish  more certainly than would otherwise be possible the effective rate of return on portfolio securities.  A Fund may, for example,  take a "short" position in the futures market by selling  contracts for the future delivery of debt securities held by the Fund (or securities having  characteristics  similar to those held by the Fund) in order to hedge against an  anticipated  rise in interest rates that would adversely  affect the value of the Fund's portfolio  securities.  When hedging of this character is successful,  any depreciation in the value of portfolio  securities may be offset by appreciation in the value of the futures position.

On other  occasions,  a Fund  may  take a "long"  position  by  purchasing  futures  on debt securities.  This would be done,  for  example,  when the Advisor  expects to purchase for a
Fund  particular  securities  when it has the necessary cash, but expects the rate of return available in the securities  markets at that time to be less favorable than rates  currently available in the futures  markets.  If the  anticipated  rise in the price of the securities should occur (with its  concomitant  reduction in yield),  the increased cost to the Fund of purchasing  the  securities  may be offset by the rise in the value of the futures  position taken in anticipation of the subsequent securities purchase.

Successful  use by a Fund  of  futures  contracts  on  debt  securities  is  subject  to the
Advisor's  ability to predict  correctly  movements in the  direction of interest  rates and other  factors  affecting  markets for debt  securities.  For example,  if a Fund has hedged against the  possibility of an increase in interest rates which would  adversely  affect the market  prices of debt  securities  held by it and the  prices of such  securities  increase instead,  the Fund  will  lose  part or all of the  benefit  of the  increased  value of its securities  which it has  hedged  because  it will have  offsetting  losses  in its  futures positions.  In addition, in such situations,  if the Fund has insufficient cash, it may have to sell securities to meet daily margin  maintenance  requirements.  A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may  purchase  and write put and call  options  on debt  futures  contracts,  as they become  available.  Such options are similar to options on securities except that options on futures  contracts give the purchaser the right, in return for the premium paid, to assume a position  in a  futures  contract  (a long  position  if the  option  is a call  and a short position  if the  option is a put) at a  specified  exercise  price at any time  during  the period of the option.  As with options on securities,  the holder or writer of an option may terminate its position by selling or  purchasing  an option of the same series.  There is no guarantee  that such  closing  transactions  can be  effected.  A Fund will be  required  to deposit initial margin and variation  margin with respect to put and call options on futures contracts  written by it pursuant to brokers'  requirements,  and, in  addition,  net option premiums received will be included as initial margin deposits.  See "Margin Payments" below.
Compared to the purchase or sale of futures  contracts,  the purchase of call or put options on futures  contracts  involves less  potential risk to a Fund because the maximum amount at risk is the premium  paid for the options plus  transactions  costs.  However,  there may be circumstances  when the purchases of call or put options on a futures  contract would result in a loss to a Fund when the purchase or sale of the futures  contracts  would not,  such as when there is no  movement  in the prices of debt  securities.  The writing of a put or call option on a futures contract  involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin  payments.  When a Fund  purchases  or sells a futures  contract,  it is  required to deposit with its custodian an amount of cash,  U.S.  Treasury  bills,  or other  permissible collateral  equal to a small percentage of the amount of the futures  contract.  This amount is known as "initial  margin".  The nature of initial  margin is  different  from that of in security  transactions in that it does not involve borrowing money to finance  transactions.
Rather,  initial  margin is similar to a  performance  bond or good  faith  deposit  that is returned to the Fund upon  termination  of the  contract,  assuming the Fund  satisfies  its contractual  obligations.  Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market".  These payments are called "variation margin" and are made as the value of the underlying  futures contract  fluctuates.  For example,  when a
Fund sells a futures  contract and the price of the underlying debt security rises above the delivery  price,  the Fund's  position  declines  in value.  The Fund then pays the broker a variation  margin payment equal to the difference  between the delivery price of the futures
contract  and  the  market  price  of  the  securities   underlying  the  futures  contract.
Conversely,  if the price of the  underlying  security falls below the delivery price of the contract,  the Fund's  futures  position  increases  in value.  The broker  then must make a variation  margin payment equal to the difference  between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract,  a final determination of variation margin is made,  additional  cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity  risks.  Positions in futures  contracts  may be closed out only on an exchange or board of trade  which  provides a  secondary  market for such  futures.  Although  the Trust intends to  purchase  or sell  futures  only on  exchanges  or boards of trade  where  there appears to be an active  secondary  market,  there is no assurance  that a liquid  secondary market on an  exchange  or board of trade will exist for any  particular  contract or at any particular  time. If there is not a liquid secondary market at a particular time, it may not be  possible to close a futures  position  at such time and,  in the event of adverse  price movements,  a Fund would  continue to be required to make daily cash  payments of  variation margin.  However,  in the event financial  futures are used to hedge  portfolio  securities, such  securities  will not generally be sold until the financial  futures can be terminated.
In such  circumstances,  an increase in the price of the portfolio  securities,  if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options  transactions,  there are several special risks  relating  to options on futures  contracts.  The ability to  establish  and close out positions in such options will be subject to the  development  and  maintenance  of a liquid secondary  market.  It is not  certain  that such a market  will  develop.  Although  a Fund generally  will  purchase  only  those  options  for  which  there  appears  to be an active secondary  market,  there is no assurance that a liquid secondary market on an exchange will exist for any  particular  option or at any  particular  time.  In the event no such  market exists for particular  options,  it might not be possible to effect closing  transactions in such  options,  with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging  risks.  There are  several  risks in  connection  with the use by a Fund of futures contracts and related options as a hedging device.  One risk arises because of the imperfect correlation  between  movements  in the prices of the  futures  contracts  and  options  and movements in the prices of securities  which are the subject of the hedge. The Advisor will, however,  attempt to reduce this risk by  purchasing  and selling,  to the extent  possible, futures  contracts  and related  options on  securities  and indexes the  movements of which will,  in its  judgment,  correlate  closely with  movements in the prices of the  portfolio securities sought to be hedged.

Successful  use of futures  contracts  and  options by a Fund for  hedging  purposes is also subject to the  Advisor's  ability to predict  correctly  movements in the  direction of the market.  It is possible that, where a Fund has purchased puts on futures  contracts to hedge its  portfolio  against a decline in the market,  the  securities or index on which the puts are purchased  may increase in value and the value of  securities  held in the portfolio may decline.  If this  occurred,  the Fund would lose  money on the puts and also  experience  a decline in value in its  portfolio  securities.  In addition,  the prices of futures,  for a number of reasons,  may not correlate perfectly with movements in the underlying  securities or index due to certain market  distortions.  First,  all participants in the futures market are subject to margin deposit  requirements.  Such requirements may cause investors to close
futures  contracts  through   offsetting   transactions   which  could  distort  the  normal
relationship  between the  underlying  security or index and futures  markets.  Second,  the margin  requirements in the futures markets are less onerous than margin requirements in the securities  markets in  general,  and as a result  the  futures  markets  may  attract  more speculators than the securities  markets do.  Increased  participation by speculators in the futures markets may also cause temporary price distortions.  Due to the possibility of price distortion,  even a correct  forecast of general  market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks.  Funds will incur  brokerage fees in connection  with their futures and options transactions.  In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions  themselves entail certain other risks.
Thus,  while a Fund may benefit from the use of futures and related  options,  unanticipated changes  in  interest  rates  or stock  price  movements  may  result  in a  poorer  overall performance  for the Fund than if it had not entered  into any futures  contracts or options transactions.  Moreover,  in the  event of an  imperfect  correlation  between  the  futures position  and the  portfolio  position  which  is  intended  to be  protected,  the  desired protection may not be obtained and the Fund may be exposed to risk of loss.
Index - Based Investments

Index-Based  Investments,  such  as  Standard  &  Poor's  Depository  Receipts  (SPDRs),
NASDAQ-100 Index Tracking Stock (NASDAQ 100s),  World Equity  Benchmark  Shares (WEBS),  and
Dow Jones DIAMONDS (Diamonds),  are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market.  SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will  generally  issue  Index-Based  Investments  in  aggregations  of 50,000 known as
"Creation  Units" in exchange for a  "Portfolio  Deposit"  consisting  of (a) a portfolio of securities  substantially  similar to the component  securities  (Index  Securities)  of the applicable  index  (Index),  (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio  securities  since the last dividend  payment by the UIT, net of expenses and liabilities,  and (c) a cash payment or credit  (Balancing  Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-Based  Investments are not  individually  redeemable,  except upon  termination of the
UIT.  To  redeem,   the  portfolio  must  accumulate  enough   Index-Based   Investments  to
reconstitute a Creation Unit (large  aggregations of a particular  Index-Based  Investment).
The liquidity of small holdings of Index-Based Investments,  therefore, will depend upon the existence of a secondary  market.  Upon  redemption of a Creation  Unit,  the portfolio will receive  Index  Securities  and cash  identical  to the  Portfolio  Deposit  required  of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based  Investments  is derived and based upon the securities  held by the
UIT.  Accordingly,  the  level  of risk  involved  in the  purchase  or sale of  Index-Based
Investments  is similar to the risk involved in the purchase or sale of  traditional  common stock,  with the exception that the pricing  mechanism for Index-Based  Investments is based on a basket of stocks.  Disruptions in the markets for the securities underlying Index-Based
Investments  purchased  or sold by the  Portfolio  could  result in  losses  on  Index-Based
Investments.  Trading in  Index-Based  Investments  involves  risks  similar to those risks, described above under "Options," involved in the writing of options on securities.
Index Futures Contracts and Options on Index Futures Contracts

A debt index futures  contract is a contract to buy or sell units of a specified  debt index at a specified  future date at a price  agreed upon when the contract is made. A unit is the current  value of the index.  A stock  index  futures  contract is a contract to buy or sell units of a stock index at a specified  future date at a price  agreed upon when the contract is made. A unit is the current value of the stock index.

The following  example  illustrates  generally  the manner in which index futures  contracts operate.  The  Standard  &  Poor's 100 Stock  Index  (S&P  100) is  composed  of 100 selected common stocks,  most of which are listed on the New York Stock Exchange (NYSE). The
S&P 100 assigns relative  weightings to the common stocks included in the Index, and the
Index  fluctuates  with changes in the market values of those common stocks.  In the case of the S&P 100,  contracts are to buy or sell 100 units.  Thus, if the value of the S&P
100 were $180,  one  contract  would be worth  $18,000  (100 units X $180).  The stock index futures  contract  specifies  that no delivery of the actual stocks making up the index will take place.  Instead,  settlement in cash must occur upon the  termination  of the contract, with the settlement being the difference  between the contract price and the actual level of the stock index at the  expiration  of the  contract.  For example,  if a Fund enters into a futures  contract  to buy 100  units of the  S&P  100 at a  specified  future  date at a contract  price of $180 and the S&P 100 is at $184 on that  future  date,  the Fund will gain $400 (100 units X gain of $4). If the Fund  enters into a futures  contract to sell 100 units of the stock  index at a  specified  future  date at a contract  price of $180 and the
S&P  100 is at $182 on that  future  date,  the Fund will lose $200 (100 units X loss of
$2).  A Fund may  purchase  or sell  futures  contracts  with  respect  to any stock  index.
Positions  in index  futures  may be closed out only on an  exchange or board of trade which provides a secondary market for such futures.

Purchases  and  sales of index  futures  may be used to  hedge  an  investment.  To hedge an investment  successfully,  however,  a Fund must invest in futures contracts with respect to indices or  sub-indices  the  movements of which will have a  significant  correlation  with movements in the prices of the Fund's securities.

Options on index futures  contracts are similar to options on securities except that options on index futures  contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures  contract (a long position if the option is a call and a short  position if the option is a put) at a specified  exercise  price at any time during the period of the option.  Upon exercise of the option,  the holder  assumes the  underlying
futures   position  and  receives  a  variation   margin   payment  of  cash  or  securities
approximating  the increase in the value of the holder's  option  position.  If an option is exercised  on the  last  trading  day  prior  to the  expiration  date  of the  option,  the settlement is made entirely in cash based on the  difference  between the exercise  price of the option and the closing level of the index on which the futures  contract is based on the expiration  date.  Purchasers  of options who fail to exercise  their  options  prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts,  a Fund may purchase put and call options on the underlying  indices  themselves to the extent that such options are traded on national  securities  exchanges.  Index options are similar to options on  individual  securities  in that the  purchaser of an index option  acquires the right to buy, and the writer  undertakes the obligation to sell, an index at a stated  exercise price during the term of the option.  Instead of giving the right to take or make actual  delivery of  securities,  the holder of an index  option  has the right to  receive a cash  "exercise settlement  amount." This amount is equal to the amount by which the fixed exercise price of the  option  exceeds  (in the case of a put) or is less  than  (in the  case of a call)  the closing value of the  underlying  index on the date of the  exercise,  multiplied by a fixed
"index  multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds  will not engage in  transactions  in options  on stock  indices  for  speculative purposes but only to protect  appreciation  attained,  to offset  capital losses and to take advantage of the liquidity  available in the option markets.  The aggregate  premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.
Interests in Limited Liability Companies

The Dividend  Capture Fund,  International  Equity Fund,  Mid Corp America Fund, New Economy
Fund and Situs Small Cap Fund may invest in entities such as limited  partnerships,  limited liability  companies,  business  trusts and  companies  organized  outside the United States which may issue securities comparable to common or preferred stock.
Lending Portfolio Securities

In order to generate additional income,  each of the Fundsmay lend its portfolio  securities on a short-term basis to certain brokers,  dealers or other financial  institutions selected by the Advisor and approved by the Trustees.  In determining whether to lend to a particular broker,  dealer or financial  institution,  the Advisor will consider all relevant facts and circumstances,  including the size,  creditworthiness  and reputation of the borrower.  As a matter of fundamental  policy,  the aggregate value of all securities  loaned by each of the
Funds, except the Rotating Markets Fund, Dividend Capture Fund,  International  Equity Fund,
Mid Corp America Fund,  New Economy Fund, and Situs Small Cap Fund may not exceed 20% of the
Fund's total assets.  Any loans made will be  continuously  secured by collateral in cash or
U.S.  government  obligations at least equal to 100% of the value of the securities on loan.
As a matter of  non-fundamental  policy,  the Rotating Markets Fund,  Dividend Capture Fund,
International  Equity Fund,  Mid Corp America Fund,  New Economy  Fund,  and Situs Small Cap
Fund may each  lend  portfolio  securities  in an amount  representing  up to 33 1/3% of the value of their total assets.

While  portfolio  securities  are on loan,  the  borrower  will pay to the lending  Fund any dividends or interest  received on the  securities.  In addition,  the Fund retains all or a portion of the interest  received on investment of the collateral or receives a fee from the borrower.  Although  voting  rights,  or rights  to  consent,  with  respect  to the  loaned securities  pass to the  borrower,  the lending  Fund retains the right to call the loans at any time on reasonable  notice, and it will do so to enable a Fund to exercise voting rights on any  matters  materially  affecting  the  investment.  A Fund may also call such loans in order to sell the securities.

One of the risks in lending  portfolio  securities,  as with other extensions of credit,  is the  possible  delay in  recovery  of the  securities  or  possible  loss of  rights  in the collateral should the borrower fail  financially.  There is also the risk that, when lending portfolio securities,  the securities may not be available to a Fund on a timely basis and a
Fund may,  therefore,  lose the opportunity to sell the securities at a desirable  price. In addition,  in the event that a borrower of  securities  would file for  bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
Money Market Instruments

Except where  otherwise  noted,  all of the Funds may, for temporary  defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

       Consistent with its investment objective,  policies, and restrictions,  each Fund may invest in commercial  paper  (including  Section 4(2) commercial  paper) and variable amount master demand notes.  Commercial paper consists of unsecured  promissory notes issued by corporations  normally  having  maturities of 270 days or less and rates of return which are fixed.  These  investments may include  Canadian  Commercial  Paper, which is U.S. dollar  denominated  commercial paper issued by a Canadian  corporation or a Canadian counterpart of a U.S. corporation,  and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

       Variable  amount  master  demand  notes are  unsecured  demand  notes that permit the indebtedness  thereunder to vary and provide for periodic adjustments in the interest rate  according  to the terms of the  instrument.  Because  master  demand  notes are direct  lending  arrangements  between a Fund and the issuer,  they are not  normally traded.  Although  there is no  secondary  market  in the  notes,  a Fund may  demand payment of  principal  and accrued  interest at any time.  A variable  amount  master demand  note will be deemed to have a  maturity  equal to the longer of the period of time  remaining  until the next  readjustment  of its interest  rate or the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

       The commercial  paper in which any of the Money Market Funds may invest is subject to the issuer  diversification and quality  restrictions  imposed by Rule 2a-7 under the
       1940 Act. The commercial paper in which the Mortgage  Securities Fund may invest must be: (i) rated A-1 or better by S&P or P-1 or better by Moody's;  or (ii) unrated, but issued by companies with  outstanding  debt issues rated AAA by S&P or Aaa by
       Moody's.

       Bank Obligations

       Bank  obligations  are  short-term  obligations  issued by U.S.  and  foreign  banks, including  bankers'  acceptances,  certificates of deposit,  time deposits and similar securities.

       Bankers'  acceptances are negotiable  drafts or bills of exchange  typically drawn by an importer or exporter to pay for  specific  merchandise  that are  "accepted"  by a bank, meaning, in effect, that the bank unconditionally  agrees to pay the face value of the instrument on maturity.  Investments in bankers'  acceptances  will be limited to those guaranteed by domestic and foreign banks having,  at the time of investment, total  assets  of $1  billion  or  more  (as of the  date of the  institution's  most recently published financial statements).

       Certificates  of deposit and time deposits  represent funds deposited in a commercial bank or a savings and loan  association  for a definite  period of time and earning a specified return.

       Investments  in  certificates  of deposit and time  deposits  may include  Eurodollar
       Certificates of Deposit,  which are U.S. dollar  denominated  certificates of deposit issued by offices of foreign and domestic  banks located  outside the United  States,
       Yankee  Certificates of Deposit,  which are  certificates of deposit issued by a U.S.
       branch of a foreign bank  denominated in U.S.  dollars and held in the United States,
       Eurodollar  Time Deposits,  which are U.S. dollar  denominated  deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time  Deposits,  which are U.S.
       dollar  denominated  certificates  of  deposit  issued by  Canadian  offices of major
       Canadian banks.  All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan  associations which, at the time of investment,  have total assets of $1 billion or more (as of the date of the institution's  most recently published  financial  statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

       The Money Market Fund,  Ohio Municipal  Money Market Fund and Florida  Tax-Free Money
       Fund may only invest in bank obligations  issued by domestic banks and U.S.  branches of foreign banks subject to U.S. banking regulation.  In addition, at the time of the investment,  the issuing bank must have  capital,  surplus and  undivided  profits in excess  of  $100  million.  Issuing  banks  of  obligations  in  which  the  Mortgage
       Securities  Fund invests must have capital,  surplus and undivided  profits in excess of $1 billion.

       The  Michigan  Tax-Free  Fund is  limited  to  investing  only in  dollar-denominated obligations  of:  (i) U.S.,  Canadian,  Asian or  European  banks  with at least $500 million in total assets;  or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

       Variable Rate Demand Notes

       Variable  rate  demand  notes  (VRDNs) are  unsecured,  direct  lending  arrangements between a Fund, as the lender, and a corporation,  financial institution,  government agency, municipality or other entity.

       VRDNs have  interest  rates  which float or which are  adjusted at regular  intervals ranging from daily to annually.  Although the VRDNs are not generally  traded, a Fund may demand  payment of principal and accrued  interest  according to its  arrangement with the  borrower  (usually  upon no more  than  seven  days'  notice).  VRDNs  are, therefore,  treated as maturing on the later of the next  interest  adjustment or the date on which a Fund may next demand  payment.  Some VRDNs are backed by bank letters of credit.

       Each of the Funds may only invest in VRDNs which satisfy its credit  requirements for commercial paper.

Other instruments may include:  obligations  (certificates of deposit,  time deposits,  bank master  notes,  and bankers'  acceptances)  of thrift  institutions,  and savings and loans, provided  that such  institutions  have total  assets of $1 billion or more as shown on heir last  published  financial  statements  at the  time  of  investment;  short-term  corporate obligations  rated within the three highest rating  categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment,  or, if not rated,  determined by the
Advisor to be of comparable  quality;  general obligations issued by the U.S. Government and backed by its full faith and credit,  and  obligations  issued or guaranteed as to principal and interest by agencies or  instrumentalities  of the U.S.  Government  (e.g.,  obligations issued by Farmers Home  Administration,  Government National Mortgage  Association,  Federal
Farm  Credit  Bank  and  Federal  Housing  Administration);   receipts,  including  Treasury
Receipts,  Treasury  Income  Growth  Receipts  and  Certificates  of Accrual on  Treasuries;
repurchase   agreements  involving  such  obligations;   money  market  funds,  and  foreign
commercial paper.

Money Market Mutual Funds

Except under limited  circumstances  or pursuant to an exemptive  relief from the Securities and Exchange  Commission  (SEC),  a Fund may not invest more than 10% of its total assets at any one time in the shares of other  funds,  5% of its total assets in the shares of any one mutual  fund,  or more than 3% of the  shares of any one fund.  When a Fund  invests  in the shares of other  mutual  funds,  investment  advisory  and other  fees will  apply,  and the investment's yield will be reduced accordingly.

Pursuant to an exemptive  order,  dated July 24, 2001,  received  from the SEC,  each of the
Equity Funds and the Income Funds,  may invest up to 25% of their respective total assets in
Interfund  Shares  of  the  Huntington  Money  Market  Fund  subject  to  Subchapter  M  and diversification rules as described under "Taxes" below .
Mortgage-related Securities

Mortgage-related   securities  are  securities  that,  directly  or  indirectly,   represent
participations  in, or are  secured by and payable  from,  loans  secured by real  property.
Mortgage-related  securities  include  mortgage  pass-through  securities,  adjustable  rate mortgage securities and derivative  securities such as collateralized  mortgage  obligations and  stripped  mortgage-backed  securities.  Mortgage-related  securities  fall  into  three categories:  (a) those issued or guaranteed by the U.S. Government or one of its agencies or
instrumentalities,   such  as  Government  National  Mortgage  Association  (GNMA),  Federal
National Mortgage  Association  (FNMA) and Federal Home Loan Mortgage  Corporation  (FHLMC);
(b)  those  issued  by  non-governmental   issuers  that  represent  interests  in,  or  are
collateralized by,  mortgage-related  securities issued or guaranteed by the U.S. Government or one of its  agencies  or  instrumentalities;  and (c) those  issued  by  non-governmental issuers that  represent an interest in, or are  collateralized  by, whole  mortgage loans or
mortgage-related    securities   without   a   government   guarantee   but   usually   with
over-collateralization  or some other form of private credit  enhancement.  Non-governmental issuers  include  originators  of investors in mortgage  loans,  including  savings and loan associations,  mortgage  bankers,  commercial  banks,  investment  banks and special purpose subsidiaries of the foregoing.

There are a number of important  differences  both among the agencies and  instrumentalities of the U.S.  Government  that issue  mortgage-related  securities  and among the  securities themselves.  Ginnie Maes are Mortgage  Pass-Through  Certificates issued by GNMA, which is a wholly-owned  U.S.  Government  corporation  within  the  Department  of  Housing  and Urban
Development.  Ginnie Maes are  guaranteed as to the timely payment of principal and interest by GNMA and GNMA's  guarantee  is backed by the full faith and credit of the U.S.  Treasury.
In addition,  Ginnie Maes are  supported  by the  authority of GNMA to borrow funds from the
U.S.  Treasury to make payments under GNMA's guarantee.  Mortgage-related  securities issued by the FNMA  include  FNMA  Guaranteed  Mortgage  Pass-Through  Certificates  (also known as
"Fannie   Maes")   which  are  solely  the   obligations   of  the  FNMA.   The  FNMA  is  a
government-sponsored  organization owned entirely by private  stockholders.  Fannie Maes are guaranteed  as to timely  payment of principal and interest by FNMA but are not backed by or entitled  to the full faith and  credit of the U.S.  Treasury.  Mortgage-related  securities issued by the  FHLMC  include  FHLMC  Mortgage  Participation  Certificates  (also  known as
"Freddie Macs" or "PCS"). The FHLMC is a corporate  instrumentality of the U.S.  Government, created pursuant to an Act of Congress,  which is owned entirely by Federal Home Loan Banks.
Freddie Macs are not  guaranteed  by the U.S.  Treasury or by any Federal Home Loan Bank and
do not  constitute a debt or obligation  of the U.S.  Government or of any Federal Home Loan
Bank. Freddie Macs entitle the holder to timely payment of interest,  which is guaranteed by the  FHLMC.  The FHLMC  guarantees  either  ultimate  collection  or timely  payment  of all principal  payments on the  underlying  mortgage  loans.  When the FHLMC does not  guarantee timely  payment of principal,  FHLMC may remit the amount due on account of its guarantee of ultimate  payment of principal at any time after default on an underlying  mortgage,  but in no event later than one year after it becomes payable.

Although  certain  mortgage-related  securities are guaranteed by a third party or otherwise similarly  secured,  the  market  value of the  security,  which  may  fluctuate,  is not so secured. If a Fund purchases a mortgage-related  security at a premium,  that portion may be lost if there is a decline  in the  market  value of the  security  whether  resulting  from changes in interest  rates or prepayments in the  underlying  mortgage  collateral.  As with other interest-bearing  securities, the prices of mortgage-related  securities are inversely affected  by changes in  interest  rates.  However,  though the value of a  mortgage-related security may decline when interest rates rise, the converse is not necessarily  true,  since in periods of declining  interest  rates the mortgages  underlying the security are prone to prepayment.  For this and other reasons,  a mortgage-related  security's  effective maturity may be shortened by unscheduled  prepayments on the underlying mortgages and, therefore,  it is not  possible to predict  accurately  the  security's  return to the Fund.  In  addition, regular payments received in respect of  mortgage-related  securities  include both interest and  principal.  No  assurance  can be given as to the return a Fund will receive when these amounts are reinvested.

       Mortgage Pass-through Securities
       Mortgage  pass-through  securities provide for the pass-through to investors of their
       pro-rata  share  of  monthly  payments   (including  any  prepayments)  made  by  the
       individual  borrowers  on the  pooled  mortgage  loans,  net of any fees  paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

       Adjustable Rate Mortgage Securities
       Adjustable  rate mortgage  securities  (ARMS) are  pass-through  mortgage  securities collateralized  by mortgages with interest rates that are adjusted from time to time.
       The adjustments  usually are determined in accordance  with a predetermined  interest rate  index and may be  subject to  certain  limits.  While the values of ARMS,  like other debt  securities,  generally  vary  inversely  with changes in market  interest rates (increasing in value during periods of declining  interest rates and decreasing in value during  periods of  increasing  interest  rates),  the values of ARMS should generally be more  resistant to price swings than other debt  securities  because the interest rates of ARMS move with market interest  rates.  The adjustable rate feature
       of  ARMS  will  not,  however,   eliminate   fluctuations  in  the  prices  of  ARMS,
       particularly  during periods of extreme  fluctuations in interest rates.  Also, since many  adjustable  rate  mortgages  only reset on an annual basis,  it can be expected that the prices of ARMS will  fluctuate  to the  extent  that  changes in  prevailing interest  rates are not  immediately  reflected in the interest  rates payable on the underlying adjustable rate mortgages.

       ARMS  typically  have caps which limit the maximum  amount by which the interest rate may be increased or decreased at periodic  intervals or over the life of the loan. To the extent that interest rates  increase in excess of the caps,  ARMS can be expected to behave more like  traditional debt securities and to decline in value to a greater extent  than  would  be the  case in the  absence  of such  caps.  Also,  since  many adjustable  rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will  fluctuate  to the extent  that  changes in  prevailing  interest rates are not  immediately  reflected in the interest rates payable on the underlying adjustable  rate  mortgages.  The extent to which the prices of ARMS  fluctuate  with changes in interest  rates will also be affected by the indices  underlying the ARMS.
       Some indices,  such as the one-year  constant  maturity  Treasury note rate,  closely mirror  changes in market  interest  rate levels.  Others,  such as the 11th District
       Federal  Reserve Cost of Funds Index (often related to ARMS issued by FNMA),  tend to lag changes in market levels and tend to be somewhat less volatile.

       Derivative Mortgage Securities

       Collateralized  mortgage  obligations are derivative mortgage securities and are debt instruments  issued  by  special  purpose  entities  which  are  secured  by pools of
       mortgage  loans  or  other  mortgage-related  securities.   Multi-class  pass-through
       securities  are equity  interests  in a trust  composed  of  mortgage  loans or other mortgage-related  securities.  Both are considered derivative mortgage securities and are  collectively  referred  to as "CMOs."  Payments  of  principal  and  interest on underlying  collateral  provide the funds to pay debt  service on the  collateralized mortgage obligation or make scheduled  distributions on the multi-class  pass-through security.

       In a CMO,  a series of bonds or  certificates  is issued in  multiple  classes.  Each class of CMO, often  referred to as a "tranche," is issued at a specific  coupon rate and has a stated  maturity  or final  distribution  date.  Principal  prepayments  on collateral  underlying  a CMO may cause it to be retired  substantially  earlier than the stated maturities or final distribution dates.

       The principal  and interest on the  underlying  mortgages may be allocated  among the several  tranches  of a CMO in many ways.  For  example,  certain  tranches  may have variable or floating  interest  rates and others may provide  only the  principal  or
       interest  feature  of  the  underlying  security.   Generally,  the  purpose  of  the
       allocation  of the cash  flow of a CMO to the  various  tranches  is to obtain a more predictable  cash flow to certain of the  individual  tranches  than  exists with the underlying  collateral of the CMO. As a general rule, the more  predictable  the cash flow is on a CMO tranche,  the lower the anticipated yield will be on that tranche at the time of  issuance  relative  to  prevailing  market  yields  on  mortgage-related securities.  As part of the process of creating more  predictable  cash flows on most of the tranches of a CMO, one or more tranches  generally must be created that absorb most of the  volatility  in the cash  flows on the  underlying  mortgage  loans.  The
       yields  on  these   tranches,   which  may   include   inverse   floaters,   stripped
       mortgage-backed  securities,  and Z tranches,  discussed  below, are generally higher
       than   prevailing   market  yields  on   mortgage-related   securities  with  similar
       maturities.  As a result of the uncertainty of the cash flows of these tranches,  the market prices of and yield on these tranches generally are more volatile.

       An inverse  floater is a CMO  tranche  with a coupon rate that moves  inversely  to a designated  index,  such as LIBOR (London  Inter-Bank  Offered Rate) or COFI (Cost of
       Funds Index). Like most other fixed income securities,  the value of inverse floaters will decrease as interest rates increase. Inverse floaters,  however, exhibit greater price  volatility  than the majority of mortgage  pass-  through  securities or CMOs.
       Coupon rates on inverse floaters  typically change at a multiple of the change in the relevant  index  rate.  Thus,  any rise in the  index  rate (as a  consequence  of an increase in interest rates) causes a correspondingly  greater drop in the coupon rate of an  inverse  floater  while any drop in the index  rate  causes a  correspondingly greater  increase in the coupon of an inverse  floater.  Some inverse  floaters  also exhibit  extreme  sensitivity to changes in  prepayments.  Inverse  floaters would be purchased  by a Fund in an  attempt  to  protect  against a  reduction  in the income earned on the Fund's investments due to a decline in interest rates.

       Z tranches of CMOs defer  interest  and  principal  payments  until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche,  being added to principal,  and is compounded through the accretion period.  After the other classes  have  been  paid in full,  interest  payments  begin  and  continue  through maturity. Z tranches have  characteristics  similar to zero coupon bonds. Like a zero coupon  bond,  during  its  accretion  period  a  Z  tranche  has  the  advantage  of eliminating the risk of reinvesting  interest payments at lower rates during a period of declining market interest rates. At the same time,  however,  and also like a zero coupon  bond,  the market  value of a Z tranche  can be expected  to  fluctuate  more widely  with  changes in market  interest  rates  than  would the  market  value of a tranche which pays interest  currently.  In addition,  changes in prepayment rates on the underlying  mortgage loans will affect the accretion  period of a Z tranche,  and therefore also will influence its market value.

       The  Mortgage  Securities  Fund will invest only in CMOs which are issued by agencies or instrumentalities  of the U.S. government or CMOs issued by private  organizations which are rated AAA by an NRSRO.

       Stripped  mortgage-backed  securities (SMBSs) may represent an interest solely in the
       principal   repayments  or  solely  in  the  interest  payments  on   mortgage-backed
       securities).   SMBSs  are  derivative  multi-class  securities.   SMBSs  are  usually
       structured  with two classes and receive  different  proportions  of the interest and principal distributions on the pool of underlying mortgage-backed  securities. Due to the  possibility  of  prepayments  on the  underlying  mortgages,  SMBSs  may be more interest-rate  sensitive  than other  securities  purchased.  If prevailing  interest rates  fall  below the level at which  SMBSs were  issued,  there may be  substantial prepayments on the underlying mortgages,  leading to the relatively early prepayments of  principal-only  SMBSs (the  principal-only  or "PO" class) and a reduction in the amount of payments made to holders of interest-only  SMBSs (the interest-only or "IO"
       class). Therefore,  interest-only SMBSs generally increase in value as interest rates rise and  decrease  in value as  interest  rates  fall,  counter  to changes in value experienced by most fixed income securities.  If the underlying  mortgages experience slower than  anticipated  prepayments  of principal,  the yield on a PO class will be affected more  severely  than would be the case with a  traditional  mortgage-related security.  Because the yield to maturity of an IO class is extremely sensitive to the rate  of  principal  payments  (including  prepayments)  on  the  related  underlying mortgage-backed  securities,  it is  possible  that  a Fund  might  not  recover  its original  investment on interest-only  SMBSs if there are substantial  prepayments on the underlying mortgages.  A Fund's inability to fully recoup its investment in these securities  as a result of a rapid rate of  principal  prepayments  may occur even if the  securities  are  rated  AAA by an NRSRO.  In view of these  considerations,  the
       Advisor intends to use these  characteristics  of  interest-only  SMBSs to reduce the effects  of  interest  rate  changes  on  the  value  of a  Fund's  portfolio,  while continuing to pursue current income.
Options

A call  option  gives the  purchaser  of the option the right to buy a security  at a stated
price from the writer  (seller)  of the  option.  A put option  gives the  purchaser  of the option the right to sell a security  at a stated  price to the  writer of the  option.  In a covered call option,  during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange  requirements) which may be sold pursuant to the option.  In a covered  put  option,  the writer  holds cash  and/or  short-term  debt instruments  sufficient in an amount equal to the exercise price of the option. In addition, a put or call  option  will be  considered  covered if and to the extent that some or all of the risk of the option has been offset by another option.  A Fund may write  combinations of covered puts and calls on the same underlying security.

In general,  a Fund may write options in an attempt to increase  returns or purchase options for hedging purposes.

The premium  received  from writing a put or call option,  increases a Fund's  return on the underlying  security in the event that the option expires  unexercised or is closed out at a profit.  The amount of the premium reflects,  among other things,  the relationship  between the exercise price and the current market value of the underlying  security,  the volatility of the underlying security, the amount of time remaining until expiration,  current interest rates,  and the effect of supply and demand in the options  market and in the market for the underlying  security. A put option locks in the price at which a Fund may sell a security it holds,  thus hedging against market declines and a call option locks in the price at which a
Fund may purchase a security,  thus hedging against  inflation.  Such protection is provided during the life of the put option since the Fund,  as holder of the option,  is able to sell the  underlying  security at the option's  exercise  price  regardless of any decline in the underlying security's market price.

By writing a call option,  a Fund limits its  opportunity to profit from any increase in the market  value  of the  underlying  security  above  the  exercise  price of the  option  but continues to bear the risk of a decline in the value of the underlying security.  By writing a put option,  a Fund  assumes the risk that it may be required to purchase  the  underlying security for an exercise  price higher than its then current  market  value,  resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its  expiration by entering into a closing purchase transaction,  in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing  transaction if the cost of the transaction  (option premium plus  transaction  costs) is less or more than the premium received from writing the option.
Because  increases in the market price of a call option generally  reflect  increases in the market  price of the  security  underlying  the option,  any loss  resulting  from a closing purchase  transaction  may be offset in whole or in part by unrealized  appreciation  of the underlying security owned by a Fund.

In order for a put option to be  profitable,  the market  price of the  underlying  security must  decline  sufficiently  below the exercise  price to cover the premium and  transaction costs.  By using put options in this manner a Fund will reduce any profit it might otherwise have realized from  appreciation of the underlying  security by the premium paid for the put option and by transaction costs.

In order for a call option to be  profitable,  the market price of the  underlying  security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Those Funds that are  authorized  to write or purchase  put and call options must cover such options.

The  successful  use of options  depends on the ability of the Advisor to forecast  interest rate and market movements.  For example,  if a Fund were to write a call option based on the
Advisor's  expectation  that the price of the  underlying  security will fall, but the price rises  instead,  the Fund could be required to sell the  security  upon  exercise at a price below the current  market  price.  Similarly,  if a Fund were to write a put option based on the Advisor's  expectations  that the price of the  underlying  security will rise,  but the price falls instead,  the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund  purchases an option,  it runs the risk that it will lose its entire  investment in the option in a relatively short period of time,  unless the Fund exercises the option or enters into a closing sale  transaction  with  respect to the option  during the life of the option.  If the price of the  underlying  security  does not rise (in the case of a call) or fall  (in the case of a put) to an  extent  sufficient  to  cover  the  option  premium  and transaction  costs,  a Fund will  lose part or all of its  investment  in the  option.  This contrasts with an investment by a Fund in the underlying  security,  since the Fund will not lose any of its investment in such security if the price does not change.

The use of options  also  involves the risk of imperfect  correlation  between  movements in option prices and movements in the value of the underlying securities.

The  effective  use of  options  also  depends on the Fund's  ability  to  terminate  option positions at times when the Advisor  deems it desirable to do so.  Although a Fund will take an option position only if the Advisor  believes there is a liquid  secondary market for the option,  there is no assurance that the Fund will be able to effect  closing  transaction at any particular time or at an acceptable price.

The Funds generally expect that their options  transactions  will be conducted on recognized exchanges.  In certain  instances,  however, a Fund may purchase and sell options in the OTC markets.  A Fund's  ability to terminate  options in the OTC market may be more limited than for  exchange-traded  options  and  may  also  involve  the  risk  that  securities  dealers participating in such  transactions  would be unable to meet their  obligations to a Fund. A
Fund will, however, engage in OTC market transactions only when appropriate  exchange-traded transactions are unavailable and when, in the opinion of the Advisor,  the pricing mechanism and  liquidity  of the OTC  market is  satisfactory  and the  participants  are  responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable,  a Fund could no longer engage in  closing  transactions.  Lack of  investor  interest  might  adversely  affect the liquidity  of the  market  for  particular  options  or  series  of  options.  A market  may discontinue  trading of a particular  option or options  generally.  In  addition,  a market could become temporarily  unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

A market  may at times find it  necessary  to impose  restrictions  on  particular  types of options transactions,  such as opening transactions.  For example, if an underlying security ceases to meet  qualifications  imposed by the market or the Options  Clearing  Corporation, new series of options on that security will no longer be opened to replace  expiring series, and opening transactions in existing series may be prohibited.  If an options market were to become  unavailable,  a Fund as a holder of an option  would be able to  realize  profits or limit losses only by exercising  the option,  and the Fund, as option  writer,  would remain obligated under the option until expiration.

Disruptions  in the markets for the  securities  underlying  options  purchased or sold by a
Fund could  result in losses on the  options.  If trading is  interrupted  in an  underlying security,  the trading of options on that security is normally  halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its  positions  until options  trading  resumes,  and it may be faced with  considerable  losses if trading in the security  reopens at a  substantially  different  price. In addition,  the Options  Clearing
Corporation or other options markets may impose exercise  restrictions.  If a prohibition on exercise is imposed at the time when trading in the option has also been  halted,  a Fund as a purchaser  or writer of an option will be locked  into its  position  until one of the two restrictions  has been lifted.  If the Options  Clearing  Corporation were to determine that the available supply of an underlying  security  appears  insufficient to permit delivery by the writers of all outstanding calls in the event of exercise,  it may prohibit indefinitely the  exercise  of put  options by  holders  who would be unable to  deliver  the  underlying interest.  A Fund, as holder of such a put option,  could lose its entire  investment if the prohibition  remained in effect  until the put option's  expiration  and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by  internationally-traded  options. Because of time differences between the United States and various foreign countries,  and because different holidays are observed in different  countries,  foreign  options  markets may be open for trading  during hours or on days when U.S. markets are closed.  As a result,  option premium may not reflect the current prices of the underlying interest in the United States.

An  exchange-listed  option may be closed out only on an exchange which provides a secondary market  for an option of the same  series.  There is no  assurance  that a liquid  secondary market on an exchange will exist for any particular  option or at any particular time. If no secondary  market were to exist, it would be impossible to enter into a closing  transaction to close out an option  position.  As a result, a Fund may be forced to continue to hold, or to purchase at a fixed  price,  a security on which it has sold an option at a time when the
Advisor believes it is inadvisable to do so.

Higher than  anticipated  trading  activity or order flow or other  unforeseen  events might cause  the  Options  Clearing  Corporation  or an  exchange  to  institute  special  trading procedures or restrictions  that might restrict a Fund's use of options.  The exchanges have established  limitations  on the maximum  number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Advisor may be considered  such a group.  These  position limits  may  restrict  the  Trust's  ability  to  purchase  or sell  options  on  particular securities.  Options which are not traded on national securities exchanges may be closed out only  with the  other  party to the  option  transaction.  For that  reason,  it may be more difficult to close out unlisted options than listed options.  Furthermore,  unlisted options are not  subject to the  protection  afforded  purchasers  of listed  options by the Options
Clearing Corporation.
Preferred Stock

Preferred  stock is a type of equity  security which  represents an ownership  interest in a corporation  and the right to a portion of the assets of the  corporation  in the event of a liquidation.  This  right,  however,  is  subordinate  to that of any  creditors,  including holders of debt issued by the corporation.  Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts (REITs)

       REITs are pooled investment  vehicles which invest primarily in income producing real estate or real estate  related loans or interest.  REITs are generally  classified as equity
REITs,  mortgage  REITs or a combination of equity and mortgage  REITs.  Equity REITs invest the majority of their assets directly in real property and derive income  primarily from the collection of rents.  Equity REITs can also realize  capital gains by selling  property that has appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  The real property and mortgages serving as investment  vehicles for REITs may be either  residential or commercial in nature and may include healthcare facilities.  Similar to investment companies, REITs are not  taxed  on  income  distributed  to  shareholders  provided  they  comply  with  several requirements  of the  Internal  Revenue Code (Code).  Such tax  requirements  limit a REITs'
ability to respond to changes in the commercial real estate market.

       Investments  in REITs are  subject  to the same risks as direct  investments  in real estate.  Real estate  values rise and fall in response  to many  factors,  including  local, regional and national  economic  conditions,  the demand for rental  property,  and interest rates. In addition,  REITs may have limited financial  resources,  may trade less frequently and in limited volume and may be more volatile than other securities.
Repurchase Agreements

Repurchase  agreements  are  agreements  through  which  banks,   broker-dealers  and  other
financial  institutions  approved by the Trustees,  sell securities (usually U.S. Government securities)  to a Fund and agree to repurchase  those  securities  at a specified  price and time (usually not more than seven days from the original sale).  The seller's  obligation to pay the repurchase  price is secured by the securities to be repurchased.  These  securities are required to be held by the Fund, its custodian or a third-party  custodian.  In order to protect the Fund's  interest,  collateral  securities  must have a value of at least 100% of the resale price at all times. (The seller must provide  additional  collateral in the event that this condition is not met). In general, the Advisor will require collateral  securities to have a value of at least 102% of the resale  price at the time the  repurchase  agreement is made. The  collateral is marked to market on a daily basis,  thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase  obligation,  a Fund could realize a loss on the sale of the underlying  securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition,  even though the U.S. Bankruptcy Code provides  protection to a Fund if the seller  becomes  bankrupt or  insolvent,  the Fund may suffer losses in such event.
Restricted and Illiquid Securities

Restricted  securities are any  securities  which are subject to restriction on resale under federal securities law, including  commercial paper issued in reliance on the exemption from registration  afforded by Section 4(2) of the  Securities Act of 1933.  Illiquid  securities are any  securities  for which  there is a limited  trading  market and may,  therefore,  be difficult  to sell at market  value.  Because  restricted  and  illiquid  securities  may be difficult to sell at an acceptable price, they may be subject to greater  volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional  investors,  such as mutual funds,  who agree that they are purchasing the paper for investment  purposes and not with a view to public  distribution.  Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other  institutional  investors  through or with the  assistance  of the issuer or  investment  dealers  who make a market in Section
4(2)  commercial  paper,  thus  providing  liquidity.  The Trust  believes that Section 4(2)
commercial paper and possibly  certain other  restricted  securities which meet the criteria for  liquidity  established  by the  Trustees  are quite  liquid.  The Trust may treat these securities  as liquid and not subject to the  investment  limitation  applicable to illiquid securities. In addition,  because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

Illiquid  securities  include restricted  securities,  repurchase  agreements  providing for settlement on more than seven days' notice and OTC options.
Reverse Repurchase Agreements

Each Fund may borrow  funds for  temporary  purposes by  entering  into  reverse  repurchase agreements,  provided such action is  consistent  with the Fund's  investment  objective and fundamental  investment  restrictions;  as a matter  of non  fundamental  policy,  each Fund intends to limit total  borrowings under reverse  repurchase  agreements to no more than 10%
of the value of its total assets.  Pursuant to a reverse repurchase  agreement,  a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers,  and agree to repurchase the securities at a mutually  agreed-upon date and price. A Fund intends to enter into reverse  repurchase  agreements  only to avoid  otherwise  selling  securities during unfavorable  market conditions to meet redemptions.  At the time a Fund enters into a reverse repurchase  agreement,  it will place in a segregated  custodial account assets such as U.S. Government securities or other liquid,  high-quality debt securities consistent with the  Fund's  investment  objective  having  a value  equal to 100% of the  repurchase  price
(including  accrued interest),  and will subsequently  monitor the account to ensure that an equivalent  value is maintained.  Reverse  repurchase  agreements  involve the risk that the market value of the  securities  sold by a Fund may decline  below the price at which a Fund is obligated to repurchase the securities.  Reverse repurchase  agreements are considered to be borrowings by a Fund under the 1940 Act.

Small Cap/Special Equity Situation Securities

Certain Funds may invest in the securities of small  capitalization  companies and companies
in  special   equity   situations.   Companies  are   considered  to  have  a  small  market
capitalization  if their  capitalization  is  within  the  range of those  companies  in the
S&P 600 Small Cap Index.  Companies are  considered to be  experiencing  special  equity situations if they are experiencing unusual and possibly non-repetitive  developments,  such as  mergers;  acquisitions;  spin-offs;  liquidations;  reorganizations;  and new  products, technology  or  management.  These  companies may offer  greater  opportunities  for capital appreciation than larger, more established  companies,  but investment in such companies may involve  certain  special  risks.  These risks may be due to the greater  business  risks of small size, limited markets and financial resources,  narrow product lines and frequent lack of  depth  in  management.  The  securities  of  such  companies  are  often  traded  in the over-the-counter  market and may not be traded in volumes  typical on a national  securities exchange.  Thus, the  securities of such  companies may be less liquid,  and subject to more abrupt or erratic  market  movements  than  securities of larger,  more  established  growth companies.  Since a "special  equity  situation"  may  involve a  significant  change from a company's past  experiences,  the  uncertainties in the appraisal of the future value of the company's  equity  securities and the risk of a possible  decline in the value of the Funds'
investments are significant.

Tax-Exempt Securities

Tax-exempt  securities are debt obligations the interest on which is, in the opinion of bond counsel  for the  issuing  governmental  entity or agency,  excluded  from gross  income for federal income tax purposes.  Examples of tax-exempt  securities  include fixed and floating
or  variable  rate  municipal  obligations,   tax-exempt  notes,  participation,  trust  and
partnership  interests in  municipal  obligations,  tax-exempt  commercial  paper,  stand-by commitments and private activity bonds.

Tax-exempt  securities  are issued to obtain monies for various public  purposes,  including the  construction  of a wide range of public  facilities such as bridges,  highways,  roads, schools,  water and sewer  works,  and other  utilities.  Other  public  purposes  for which tax-exempt  securities may be issued include refunding  outstanding  obligations,  obtaining monies  for  general  operating  expenses  and to  lend to  other  public  institutions  and
facilities.   The  two  principal  classifications  of  tax-exempt  securities  are  general obligation and limited obligation (or revenue)  securities.  General  obligation  securities are obligations  involving the credit of an issuer  possessing  taxing power and are payable from the issuer's general unrestricted  revenues and not from any particular fund or source.
The  characteristics  and  methods of  enforcement  of general  obligation  securities  vary according to the law applicable to the particular issuer.

Limited  obligation  securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases,  from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted  revenues of the issuer.  Private  activity bonds  generally are limited  obligation  securities,  the credit and quality of which are usually  directly  related to the credit of the private user
of  the   facilities.   Payment  of  principal  of  and  interest  on  these  bonds  is  the responsibility of the private user (and any guarantor).

Tax-exempt  notes  and  tax-exempt  commercial  paper  are  generally  used to  provide  for short-term  capital needs,  seasonal working capital needs of  municipalities  or to provide interim  construction  financing,  and  generally  have  maturities  of one  year  or  less.
Tax-exempt notes include tax anticipation  notes (TANs),  revenue  anticipation notes (RANs)
and bond  anticipation  notes (BANs).  TANs are issued to finance  working  capital needs of municipalities.  Generally,  they  are  issued  in  anticipation  of  various  seasonal  tax revenues,  such as  income,  sales,  use and  business  taxes,  and are  payable  from these specific future taxes.  RANs are issued in expectation of receipt of other kinds of revenue, such as federal  revenues  available under the federal revenue  sharing  programs.  BANs are issued to provide  interim  financing  until  long-term  financing can be arranged.  In most cases,  the long-term  bonds then provide the money for the repayment of the notes.  In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements,  note repurchase  agreements  or  other  credit  facility  agreements  offered  by  banks or other institutions and is actively traded.

Private activity bonds (sometimes called  "industrial  development  bonds") may be issued by or on behalf of public  authorities to obtain funds to provide  certain  privately  owned or operated  facilities.  Because  dividends  attributable to interest on such bonds may not be tax exempt,  it may not be  desirable  for an  investor  to purchase  shares of a Fund which invests in private  activity bonds,  if such investor is a "substantial  user" of facilities which are financed by private activity bonds or industrial  development  bonds or a "related person" of such a substantial user.

Tax-exempt  securities may be purchased  through the  acquisition of certificates of accrual or similar  instruments  evidencing  direct  ownership  of interest  payments  or  principal payments, or both, on tax-exempt securities. In such arrangements,  any discount accruing on a certificate  or  instrument  that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt  securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt  securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt securities may also be acquired by purchasing from banks participation  interests in all or part of specific holdings of tax-exempt  securities.  Such  participations  may be backed in whole or in part by an  irrevocable  letter of credit or  guarantee of the selling bank.  A Fund will have the right to sell the interest  back to the bank or other  financial institutions  and draw on the letter of credit on demand,  generally on seven days'  notice, for all or any part of the Fund's  participation  interest in the par value of the municipal obligation  plus  accrued  interest.  the Advisor  will  generally  exercise the demand on a letter of credit  only under the  following  circumstances:  (1) upon  default of any of the terms of the documents of the municipal  obligation,  (2) as needed to provide  liquidity in order to meet redemptions,  or (3) in order to maintain a high quality investment portfolio.
The selling bank may receive a fee in connection with the  arrangement.  Banks and financial institutions are subject to extensive  governmental  regulations which may limit the amounts and types of loans and other financial  commitments  that may be made and interest rates and fees which may be charged. The profitability of banks and financial  institutions is largely dependent  upon the  availability  and cost of capital funds to finance  lending  operations under  prevailing  money  market  conditions.  General  economic  conditions  also  play  an important  part in the  operations of these  entities and exposure to credit losses  arising from  possible  financial  difficulties  of  borrowers  may affect the  ability of a bank or financial  institution to meet its obligations with respect to a participation  interest.  A
Fund  which  purchases  a  participation  interest  must  receive an opinion of counsel or a ruling of the Internal  Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such  participation  interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

Prices and yields on tax-exempt securities are dependent on a variety of factors,  including general money market conditions,  the financial condition of the issuer,  general conditions in the market for tax-exempt  obligations,  the size of a particular offering,  the maturity of the obligation and ratings of particular  issues,  and are subject to change from time to time.  Information  about the financial  condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made  available by  corporations  whose  securities are publicly traded.

Congress  or state  legislatures  may seek to extend the time for  payment of  principal  or
interest,   or  both,  or  to  impose  other  constraints  upon  enforcement  of  tax-exempt securities.  There  is also  the  possibility  that,  as a  result  of  litigation  or other conditions,  the power or ability of issuers to meet their  obligations  to pay  interest on
and  principal  of  their  tax-exempt   securities  may  be  materially  impaired  or  their
obligations may be found to be invalid or  unenforceable.  Such litigation or conditions may from time to time have the effect of introducing  uncertainties in the market for tax exempt obligations  or certain  segments  thereof,  or may  materially  affect the credit risk with respect  to  particular  bonds or notes.  Adverse  economic,  business,  legal or  political developments might affect all or a substantial portion of tax-exempt  securities in the same manner.  Obligations  of issuers of tax-exempt  securities  are subject to the provisions of bankruptcy,  insolvency and other laws, such as the Federal  Bankruptcy Code,  affecting the rights and remedies of creditors.

The Code  imposes  certain  continuing  requirements  on  issuers of  tax-exempt  securities regarding the use,  expenditure  and  investment of bond proceeds and the payment of rebates to the United States of America.  Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these  requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

The Ohio Tax-Free Fund may not invest in private  activity  bonds if the interest is treated
as  a  preference  item  for  purposes  of  the  federal   alternative  minimum  tax  (AMT).
Shareholders  should  consult their own tax advisor  regarding the potential  effect on them
(if any) of any investment in the Tax-Exempt Funds.

U.S. Government Securities

U.S.  Government  securities  are  securities  that are either  issued or  guaranteed  as to
payment  of   principal   and   interest   by  the  U.S.   Government,   its   agencies   or
instrumentalities.  U.S.  Government  securities  are limited to: direct  obligations of the
U.S. Treasury,  such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount
notes  of  U.S.  Government  agencies  or  instrumentalities,   including  certain  mortgage
securities.

Some  obligations  issued  or  guaranteed  by  agencies  or  instrumentalities  of the  U.S.
Government,  such as Government National Mortgage  Association  participation  certificates, are backed by the full faith and credit of the U.S. Treasury.

Other  such  obligations  are only  supported  by:  the  issuer's  right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary  authority of the U.S. Government to purchase certain obligations of an agency or instrumentality;  or the credit of the agency or instrumentality.

U.S. Treasury Security Futures Contracts and Options

U.S. Treasury security futures contracts require the seller to deliver,  or the purchaser to take  delivery  of,  the type of U.S.  Treasury  security  called for in the  contract  at a specified date and price.  Options on U.S.  Treasury  securities  futures contracts give the purchaser  the right in return for the premium paid to assume a position in a U.S.  Treasury security  futures  contract at the specified  option  exercise  price at any time during the period  of the  option.  U.S.  Treasury  security  futures  contracts  and  options  on such contracts are used to hedge against movements in the value of tax-exempt securities.

Successful  use of U.S.  Treasury  security  futures  contracts  depends  on the  ability to predict the  direction of interest  rate  movements  and the effects of other factors on the value of debt securities.  For example, the sale of U.S. Treasury security futures contracts is used to hedge  against the  possibility  of an  increase  in  interest  rates which would adversely  affect  the  value  of  tax-exempt  securities  held in a Fund's  portfolio.  If, unexpectedly,  the  prices of the  tax-exempt  securities  increase  following  a decline in interest rates,  the Fund will lose part or all of the benefit of the increased value of its securities  which it has  hedged  because  it will have  offsetting  losses  in its  futures positions.  In addition, in such situations,  if the Fund has insufficient cash, it may have to sell securities to meet daily  maintenance  margin  requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S.  Treasury  security futures  contracts and related  options will not correlate  closely with price  movements in markets for tax-exempt securities.  For example, if a Fund has hedged against a decline in the values of tax-exempt securities  held by it by selling  U.S.  Treasury  securities  futures and the value of U.S.
Treasury  securities  subsequently  increases  while the value of its tax-exempt  securities decreases,  the Fund will incur losses on both its U.S.  Treasury security futures contracts and its  tax-exempt  securities.  the Advisor  will seek to reduce  this risk by  monitoring movements  in markets for U.S.  Treasury  security  futures  and options and for  tax-exempt securities closely.

Warrants

Warrants are basically  options to purchase  common stock at a specific  price (usually at a premium  above the  market  value of the  optioned  common  stock at  issuance)  valid for a specific  period of time.  Warrants  may have a life ranging from less than a year to twenty years or may be perpetual.  However,  most warrants have  expiration  dates after which they are  worthless.  In  addition,  if the market  price of the common stock does not exceed the warrant's  exercise  price  during  the life of the  warrant,  the  warrant  will  expire as worthless.  Warrants  have no voting  rights,  pay no  dividends,  and have no  rights  with respect to the assets of the corporation  issuing them. The percentage  increase or decrease in the market  price of the warrant may tend to be greater than the  percentage  increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued  and  delayed  delivery  transactions  are  arrangements  through  which  a Fund purchases  securities  with payment and  delivery  scheduled  for a future time.  No fees or other expenses,  other than normal transaction costs, are incurred.  However,  liquid assets of the purchasing  Fund  sufficient to make payment for the securities are segregated on the
Fund's  records  at the trade  date.  These  assets  are then  marked  to  market  daily and maintained  until the  transaction  has been  settled.  A  seller's  failure  to  complete a transaction  may cause a Fund to miss a desired  price or yield.  In  addition,  because  of delayed  settlement,  a Fund may pay more than  market  value on the  settlement  date.  the
Advisor may choose to dispose of a commitment prior to settlement.

With the exception of the Mortgage  Securities Fund, which may invest up to 35% of its total assets in securities  purchased on a when-issued  or delayed  delivery  basis,  the Dividend
Capture  Fund,  the Mid Corp America  Fund,  the New Economy  Fund,  and the Situs Small Cap
Fund,  which  may  invest  up to 25% of their  total  assets in  securities  purchased  on a when-issued or delayed delivery basis, and the International  Equity Fund, which has no such restriction on total assets,  none of the Funds intend to engage in when-issued  and delayed delivery  transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Zero-coupon Securities

Zero-coupon  securities are debt  obligations  which are generally  issued at a discount and payable in full at  maturity,  and which do not  provide  for  current  payments of interest prior to maturity.  Zero-coupon  securities usually trade at a deep discount from their face or par value and are subject to greater  market value  fluctuations  from changing  interest rates than debt  obligations of comparable  maturities  which make current  distributions of interest.  As a result, the NAV of shares of a Fund investing in zero-coupon  securities may fluctuate  over a greater range than shares of other Funds and other mutual funds  investing in securities making current distributions of interest and having similar maturities.

Zero-coupon  securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other  short-term debt  obligations,  and longer-term  bonds or notes and their unmatured interest  coupons which have been  separated by their holder,  typically a custodian bank or investment  brokerage  firm.  A number  of  securities  firms and banks  have  stripped  the interest coupons from the underlying  principal (the "corpus") of U.S.  Treasury  securities and resold them in custodial  receipt programs with a number of different  names,  including
TIGRS and CATS.  The  underlying  U.S.  Treasury  bonds  and  notes  themselves  are held in book-entry  form at the Federal  Reserve  Bank or, in the case of bearer  securities  (i.e., unregistered  securities  which are owned  ostensibly by the bearer or holder  thereof),  in trust on behalf of the owners thereof.

In addition,  the U.S.  Treasury  has  facilitated  transfers  of  ownership of  zero-coupon securities by accounting  separately  for the  beneficial  ownership of particular  interest coupons  and corpus  payments  on U.S.  Treasury  securities  through  the  Federal  Reserve book-entry  record-keeping  system. The Federal Reserve program,  as established by the U.S.
Treasury  Department,  is known as "STRIPS" or "Separate Trading of Registered  Interest and
Principal  of  Securities."  Under  the  STRIPS  program,  a Fund  will be able to have  its beneficial  ownership  of U.S.  Treasury  zero-coupon  securities  recorded  directly in the book-entry  record-keeping  system in lieu of having to hold  certificates or other evidence of ownership of the underlying U.S.  Treasury  securities.  When debt  obligations have been stripped of their unmatured  interest  coupons by the holder,  the stripped coupons are sold separately.  The principal or corpus is sold at a deep discount  because the buyer  receives only the right to receive a future  fixed  payment on the  security and does not receive any rights to periodic  cash  interest  payments.  Once  stripped or  separated,  the corpus and coupons maybe sold  separately.  Typically,  the coupons are sold separately or grouped with other  coupons  with  like  maturity  dates and sold in such  bundled  form.  Purchasers  of stripped  obligations  acquire,  in  effect,  discount  obligations  that  are  economically identical to the zero-coupon securities issued directly by the obligor.

                                      INVESTMENT RISKS

There are many factors  which may affect an investment  in the Funds.  The Funds'  principal risks are described in the prospectus.  Additional risk factors are outlined below.

Concentration Risk

When a Fund  invests  more than 25% of its net  assets in  securities  of  issuers  within a particular  geographic  region, it is subject to increased risk. As is the case with respect to each of the  Single  State  Funds,  performance  will  generally  depend on the  region's performance,  which may  differ in  direction  and  degree  from that of the  overall  stock market. In addition, financial,  economic, business and political developments affecting the region may have a greater effect on these Funds.

Credit (or Default) Risk

To  the  extent  that  a  Fund  invests  in  corporate  debt,  U.S.  Government  securities, mortgage-related  securities  or other fixed  income  securities,  it is subject to the risk that an issuer of those  securities  may default on its obligation to pay interest and repay principal.  Also,  changes in the  financial  strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes  "counterparty risk," -- the risk that the other party to a  transaction  will not fulfill  its  contractual  obligation.
This risk  applies,  for  example,  to  repurchase  agreements  into which a Fund may enter.
Securities rated below investment grade are particularly subject to credit risk.

Currency Risk

Exchange rates for currencies  fluctuate daily.  Foreign securities are normally denominated and traded in foreign  currencies.  As a result,  the value of a Fund's foreign  investments and the value of its shares may be affected  favorably or unfavorably by changes in currency exchange  rates  relative to the U.S.  dollar.  The  combination of currency risk and market risks tends to make  securities  traded in foreign  markets more  volatile  than  securities traded  exclusively  in the U.S.  Additionally,  a Fund  makes  significant  investments  in securities  denominated in the Euro, the new single currency of the European  Monetary Union
(EMU).  Therefore,  the  exchange  rate  between  the Euro and the U.S.  dollar  will have a significant impact on the value of a Fund's investments.

Equity Risk

Equity risk is the risk that stock prices will fall quickly and  dramatically  over short or extended  periods of time.  Stock  markets  tend to move in cycles,  with  periods of rising prices and period of falling prices.  Often,  dramatic movements in prices occur in response to reports of a company's  earnings,  economic  statistics  or other factors which affect an issuer's profitability.

To the extent that a Fund  invests in smaller  capitalization  stocks,  it may be subject to greater risks than those associated with investment in larger,  more established  companies.
Small companies tend to have limited product lines, markets or financial resources,  and may be  dependent  on a small  management  group.  Small  company  stocks may be subject to more abrupt or erratic  price  movements,  for reasons  such as lower  trading  volumes,  greater sensitivity to changing  conditions and less certain growth prospects.  Additionally,  there are fewer market  makers for these  stocks and wider  spreads  between  quoted bid and asked prices in the  over-the-counter  market for these  stocks.  Small cap stocks also tend to be subject to greater liquidity risk,  particularly  during periods of market  disruption,  and there is often less publicly available information concerning these securities.

Extension Risk

Extension risk is the possibility that rising interest rates may cause  prepayments to occur at a slower than expected  rate.  This  particular  risk may  effectively  change a security which was considered  short- or  intermediate-term  at the time of purchase into a long-term security.  Long-term  securities  generally  fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs

Custodial  services  and other costs  relating to  investment  in  international  securities markets are  generally  more  expensive  than in the U.S. Such markets have  settlement  and clearance  procedures  that differ from those in the U.S. In certain markets there have been times  when  settlements  have  been  unable to keep  pace  with the  volume  of  securities transactions,  making it difficult to conduct such transactions.  The inability of a Fund to make intended  securities  purchases due to settlement  problems  could cause a Fund to miss attractive  investment  opportunities.  The  inability  to dispose of a  portfolio  security caused by  settlement  problems  could result either in losses to a Fund due to a subsequent decline in value of the portfolio  security or could result in possible liability to a Fund.
In addition,  security  settlement and clearance  procedures in some emerging  countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Compared  with  investing  in the United  States,  investing in foreign  markets  involves a greater  degree  and  variety  of risk.  Investors  in  foreign  markets  may  face  delayed settlements,  currency controls and adverse economic  developments as well as higher overall transaction  costs.  In  addition,  fluctuations  in the U.S.  dollar's  value  versus other currencies may erode or reverse gains from investments  denominated in foreign currencies or widen  losses.  For  instance,  foreign  governments  may limit or  prevent  investors  from transferring  their capital out of a country.  This may affect the value of your  investment in the country that adopts such  currency  controls.  Exchange  rate  fluctuations  also may impair an issuer's ability to repay U.S. dollar  denominated debt, thereby increasing credit risk of such debt.  Finally,  the value of foreign  securities may be affected by incomplete or inaccurate  financial  information  about their  issuers,  social  upheavals or political actions ranging from tax code changes to governmental  collapse.  These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Interest Rate Risk

Interest  rate risk is the risk that  changes in  interest  rates may cause a decline in the market  value of an  investment.  With bonds and other fixed  income  securities,  a rise in interest  rates  typically  causes a fall in bond  values,  while a fall in  interest  rates typically causes a rise in bond values.  Fixed income  securities with longer maturities are more  susceptible  to  changes in value due to  interest  rate  changes  than are those with shorter maturities.

Recent  market  experience  has shown that certain  derivative  mortgage  securities  have a higher degree of interest rate risk and, as a result,  the prices of such  securities may be highly  volatile.  In addition,  recent market  experience  has shown that during periods of rising  interest rates,  the market for certain  derivative  mortgage  securities may become more unstable and such  securities may become more difficult to sell as market makers either choose not to  repurchase  such  securities  or offer prices which are  unacceptable  to the
Advisor based on market conditions.

Investment Style Risk

The risk that the  particular  type of investment on which a Fund focuses (such as small cap value  stocks or  large-cap  growth  stocks) may  underperform  other  asset  classes or the overall market.  Individual  market segments tend to go through cycles of performing  better or worse than other types of  securities.  These periods may last as long as several  years.
Additionally,  a particular market segment could fall out of favor with investors, causing a
Fund that  focuses on that market  segment to  underperform  those that favor other kinds of securities.

Leverage Risk

The risk  associated  with  securities or investment  practices  that magnify small index or market movements into large changes in value.  Leverage is often associated with investments in  derivatives,  but  also  may be  embedded  directly  in  the  characteristics  of  other securities.

Liquidity Risk

Certain  securities may be difficult or impossible to sell at the time and price that a Fund would like.  A Fund may have to accept a lower  price,  sell other  securities  or forego an investment  opportunity,  and this could have a negative  effect on  performance.  This risk applies to restricted  securities,  Rule 144A Securities certain  over-the-counter  options, securities  not  traded  in the U.S.  markets  and other  securities  that may trade in U.S.
markets but are not registered under the federal securities laws.

Market Risk

Market  risk is the  risk  that the  value of a  security  will  move up or down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.  Market risk may affect a single issuer,  industry or sector of the economy or the market as a whole.  Market risk is common to most  investments,  including  stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income  securities  generally involve less market risk than stocks.  The risks of investing in bonds,  however,  can vary  significantly  depending upon factors such as issuer and  maturity.  The bonds of some  companies may be riskier than the stocks of others.

Prepayment Risk

Prepayment  risk results  because,  as interest  rates fall,  homeowners  are more likely to refinance  their home  mortgages.  When home  mortgages  are  refinanced,  the  principal on mortgage-related  securities  held is "prepaid"  earlier than  expected.  A Fund which holds mortgage-related  securities  which are prepaid must  reinvest the  unanticipated  principal payments,  just at a time when  interest  rates on new  mortgage  investments  are  falling.
Prepayment  risk has two  important  effects  on a Fund:  (1) when  interest  rates fall and additional  mortgage  prepayments must be reinvested at lower interest rates, income will be reduced;  and (2) when interest  rates fall,  prices on  mortgage-backed  securities may not rise as much as comparable  Treasury  bonds because bond market  investors may anticipate an increase in mortgage prepayments and a likely decline in income.

Recent  market  experience  has shown that certain  derivative  mortgage  securities  have a higher  degree of prepayment  risk and, as a result,  the prices of such  securities  may be highly volatile.

Security-Specific Risk

Security-specific  risk is the risk that the value of a  particular  security may or may not move in the same  direction as the market as a whole.  All Funds are subject to this type of risk.
Special  Risk  Factors  Applicable  to the Ohio  Municipal  Money  Market  Fund and the Ohio
Tax-Exempt Fund

Since  these  Funds  invest  primarily  in issuers  from  Ohio,  the Funds may be subject to additional  risks  compared  to funds that  invest in  multiple  states.  Ohio's  economy is relatively diversified across the manufacturing,  agriculture and services sectors. However, the manufacturing  sector, in particular  automobile  manufacturing  related industries,  is still a major employer within Ohio and exposes the state to the economic  dislocations which occur within cyclical industries.

Special Risk Factors Applicable to the Michigan Tax-Free Fund

Since the Fund  invests  primarily  in  issuers  from  Michigan,  the Fund may be subject to additional  risks  compared  to funds  that  invest  in  multiple  states.  Although  it has diversified,  Michigan's  economy  is  still  heavily  dependent  upon  certain  industries,
especially  automobile,   manufacturing  and  related  industries.  Any  downturn  in  these industries may adversely affect the economy of the state.

Special Risk Factors Applicable to the Florida Tax-Free Money Fund

Since the Fund invests  primarily in issuers located in Florida,  the Fund may be subject to additional  risks  compared to funds that invest in multiple  states.  Florida's  economy is centered on the trade and  services  industry;  it is also  influenced  by  agriculture  and tourism, which is the main driver of the state's economy.

                                  INVESTMENT RESTRICTIONS

The following investment  restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

All funds (except the Rotating  Markets Fund, the Dividend  Capture Fund, the  International
Equity Fund,  the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund)
may not:

       (1)  Except for the Tax-Exempt  Funds,  invest more than 5% of the value of its total assets in the  securities of any one issuer (this  limitation  does not apply to securities  issued or guaranteed  by the U.S.  Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

       (2)  Purchase more than 10% of the voting securities of any issuer.

       (3)  Invest  25% or more of the  value  of its  total  assets  (i) in  securities  of
            companies   primarily   engaged  in  any  one  industry  (other  than  the  U.S.
            Government,   its  agencies  and   instrumentalities  and  securities  of  other
            investment  companies),  and (ii)  with  respect  to the  Tax-Exempt  Funds,  in municipal  obligations of one issuer or which are related in such a way that, in the opinion of the  Advisor,  an  economic,  business or  political  development other than  state-wide,  national or  international  development)  affecting one such municipal  obligation  would also affect others in a similar  manner.  Such concentration  may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

       (4)  Loan more than 20% of the Funds'  portfolio  securities  to brokers,  dealers or other financial organizations.  All such loans will be collateralized by cash or
            U.S. Government  obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

       (5)  For all Funds except the Florida Tax-Free Money Fund,  invest more than 10% (15%
            in the case of the  Government  Income Fund) of the value of its total assets in illiquid securities including restricted  securities,  repurchase  agreements of over seven days' duration and OTC options.  The Florida Tax-Free Money Fund will not  invest  more  than 10% of the  value  of its net  assets  in such  illiquid
            securities.   The  Money  Market  Fund  will  not  include  in  this  limitation commercial  paper issued under  Section 4(2) of the  Securities  Act of 1933 and certain  other  restricted  securities  which meet the criteria for liquidity as established by the Trustees.

       (6)  Borrow in excess of 5% of its total assets  (borrowings  are permitted only as a temporary measure for extraordinary or emergency  purposes) or pledge (mortgage)
            its assets as security  for an  indebtedness,  except that each of the  Michigan
            Tax-Free Fund,  Intermediate  Government  Income Fund and Florida Tax-Free Money
            Fund may  borrow  from  banks up to 10% of the  current  value of its  total net assets for temporary or defensive  purposes and those  borrowings may be secured by the pledge of not more than 15% (10% for the Florida  Tax-Free Money Fund) of the current value of its total net assets (but  investments may not be purchased by these Funds while any such borrowings are outstanding).

       (7)  Invest  more than 5% of its total  assets in  securities  of any  issuer  which, together with any predecessor, has been in operation for less than three years.

       (8)  Purchase or sell real estate or real estate mortgage loans;  provided,  however, that the Funds may  invest in  securities  secured by real  estate or  interests therein or issued by companies which invest in real estate or interests therein.

       (9)  Purchase or sell  commodities  or  commodities  contracts,  or interests in oil, gas, or other mineral  exploration or development  programs  provided,  however,
            that  the  Funds  may  invest  in  futures   contracts  for  bona  fide  hedging
            transactions,  as  defined  in  the  General  Regulations  under  the  Commodity
            Exchange Act, or for other  transactions  permitted to entities  exempt from the definition of the term commodity pool operator,  as long as,  immediately  after entering  a futures  contract  no more than 5% of the fair  market  value of the
            Funds' assets would be committed to initial margins.

       (10) Purchase  securities  on margin or effect short sales (except that the Funds may obtain  such  short-term  credits  as may be  necessary  for  the  clearance  of purchases or sales of securities).

       (11) Engage in the business of underwriting  securities  issued by others or purchase
            securities,   other  than  time  deposits  and  restricted   securities   (i.e.,
            securities  which  cannot be sold  without  registration  or an  exemption  from registration), subject to legal or contractual restrictions on disposition.

       (12) Make loans to any person or firm except as provided  below;  provided,  however, that the making of a loan shall not be construed to include (i) the  acquisition for investment of bonds,  debentures,  notes or other  evidences of indebtedness of any  corporation  or government  which are publicly  distributed or of a type customarily  purchased by  institutional  investors  (which are debt securities, generally  rated not less  than A by  Moody's  or  S&P,  or the  equivalent, privately  issued and purchased by such entities as banks,  insurance  companies and  investment  companies),  or (ii)  the  entry  into  repurchase  agreements.
            However,  each of the  Funds  may  lend its  portfolio  securities  to  brokers, dealers or other  institutional  investors  deemed by the  Advisor,  the Trust's manager,  pursuant to criteria  adopted by the Trustees,  to be creditworthy if, as a result  thereof,  the  aggregate  value of all  securities  loaned does not exceed 20% (5% in the case of the Michigan  Tax-Free Fund) of the value of total assets and the loan is  collateralized  by cash or U.S.  Government  obligations that are  maintained  at all  times in an amount  equal to at least  102% of the current market value of the loaned  securities.  Such  transactions  will comply with all applicable laws and regulations.

       (13) Purchase  from or sell  portfolio  securities  to  officers,  Trustees  or other
            "interested  persons" (as defined in the 1940 Act) of the Funds,  including  its investment  manager and its affiliates,  except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase  or retain the  securities  of any issuer if, to the Funds'  knowledge, one or more of the officers,  directors or Trustees of the Trust, the investment advisor or the  administrator,  individually own beneficially more than one-half of one percent of the  securities  of such issuer and together own  beneficially more than 5% of such securities.

       (16) Purchase the securities of other investment  companies except by purchase in the open market where no  commission  or profit to a sponsor or dealer  results from such purchase other than the customary  broker's  commission or except when such purchase  is  part  of  a  plan  of  merger,  consolidation,  reorganization  or acquisition  and except as  permitted  pursuant to Section  12(d)(1) of the 1940
            Act.

       (17) Under normal  circumstances,  the Ohio  Tax-Free  Fund will invest its assets to that at least 80% of the  income it  distributes  will be  exempt  from  federal income tax and Ohio state income tax.

      (18)  Under normal  circumstances,  the Michigan  Tax-Free Fund will invest its assets so that at least 80% of the income it  distributes  will be exempt from  federal income tax and Michigan state income tax.

      (19)  Under  normal  circumstances,  the Florida  Tax-Free  Money Fund will invest its assets so that at least 80% of the  income it  distributes  will be exempt  from federal  regular  income tax. If the Fund name includes the word  "tax-free" the
            Fund will  invest its  assets so that at least 80% of the income it  distributes will be exempt from federal income tax.

      (20)  Under normal  circumstances,  the Ohio  Municipal  Money Market Fund will invest its  assets so that at least 80% of the  income  it  distributes  will be exempt from federal  regular  income tax and the personal  income taxes  imposed by the
            State of Ohio and Ohio municipalities.
       Except with respect to borrowing  money,  all  percentage  limitations on investments will apply at the time of the making of an investment and should not be considered  violated unless an excess or deficiency  occurs or exists  immediately  after and as a result of such investment.
The Rotating  Markets Fund, the Dividend  Capture Fund, the  International  Equity Fund, the
Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund:

       (1)  May not concentrate  investments in a particular industry or group of industries as  concentration  is defined  under the 1940 Act,  or the rules or  regulations thereunder,  as such statute,  rules or regulations  may be amended from time to time.

       (2)  May issue  senior  securities  to the extent  permitted  by the 1940 Act, or the rules or regulations  thereunder,  as such statute,  rules or regulations may be amended from time to time.

       (3)  May lend or borrow  money to the extent  permitted by the 1940 Act, or the rules or regulations thereunder,  as such statute, rules or regulations may be amended from time to time.

       (4)  May purchase or sell commodities,  commodities contracts,  futures contracts, or real  estate  to the  extent  permitted  by  the  1940  Act,  or  the  rules  or regulations  thereunder,  as such statute,  rules or regulations  may be amended from time to time.

       (5)  May underwrite  securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder,  as such statute, rules or regulations may be amended from time to time.

(6)   May pledge,  mortgage or hypothecate any of its assets to the extent  permitted by the
            1940 Act, or the rules or  regulations  thereunder,  as such  statute,  rules or regulations may be amended from time to time.

       (7)  May not  change its  diversification  status  without  shareholder  approval  as required by the 1940 Act.

The  fundamental  limitations of the Rotating  Markets Fund, the Dividend  Capture Fund, the
International  Equity Fund,  the Mid Corp America Fund,  the New Economy Fund, and the Situs
Small Cap Fund have been adopted to avoid  wherever  possible the  necessity of  shareholder meetings  otherwise  required by the 1940 Act. This  recognizes the need to react quickly to changes in the law or new investment  opportunities  in the securities  markets and the cost and  time  involved  in  obtaining  shareholder  approvals  for  diversely  held  investment companies.  However,  the Funds also have  adopted  non-fundamental  limitations,  set forth below,  which in some instances may be more restrictive than their fundamental  limitations.
Any  changes in a Fund's  non-fundamental  limitations  will be  communicated  to the Fund's shareholders prior to effectiveness.

Note,  with respect to the Rotating  Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange traded funds which concentrate (i.e.,  invest more  than 25% of their  assets)  in the  same  industry,  provided  that  (i)  through  its investment in exchange  traded funds,  the Fund  indirectly  may invest more than 25% of its assets in one industry,  and (ii) the Fund will  concentrate  more than 25% of its assets in the investment company industry.

1940 Act Restrictions.  Under the 1940 Act, and the rules,  regulations and  interpretations thereunder,  a  "diversified  company,"  as to 75% of its totals  assets,  may not  purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.  Government, its agencies or its  instrumentalities  and securities of other investment companies) if, as a result,  more than 5% of the value of its total assets would be invested in the securities of such  issuer  or more than 10% of the  issuer's  voting  securities  would be held by the fund.  For the  Tax-Exempt  Funds only,  as a matter of  non-fundamental  policy,  they will comply  with the  diversification  requirements  of Rule  2a-7,  which  are  more  rigorous.
"Concentration"  is generally  interpreted  under the 1940 Act to be investing more than 25%
of net assets in an  industry  or group of  industries.  The 1940 Act limits the  ability of investment  companies to borrow and lend money and to  underwrite  securities.  The 1940 Act currently prohibits an open-end fund from issuing senior securities,  as defined in the 1940
Act, except under very limited circumstances.

Additionally,  the 1940 Act limits the Funds  ability to borrow money  prohibiting  the Fund from  issuing  senior  securities,  except the Fund may borrow from any bank  provided  that immediately  after any such  borrowing  there is an asset  coverage of at least 300% for all borrowings  by the Fund and  provided  further,  that in the event that such asset  coverage shall at any time fall below 300%,  the Fund shall,  within  three days  thereafter  or such longer  period as the SEC may prescribe by rules and  regulations,  reduce the amount of its borrowings  to such an extent that the asset  coverage of such  borrowing  shall be at least
300%.

Regulatory Compliance.  The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

o     under normal  circumstances,  the U.S. Treasury Money Market Fund will invest at least
   80% of its  "Assets"  (net  assets  plus the  amount  of any  borrowings  for  investment
   purposes)  in  direct  obligations  of  the  U.S.  Treasury  and  repurchase   agreements
   collateralized by such obligations.

Income Equity Fund

o     under  normal  circumstances,  the Income  Equity Fund will invest at least 80% of the value of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment purposes) in equity securities.

Mortgage Securities Fund

o     under normal  circumstances,  the Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any  borrowings  for  investment purposes) in mortgage-related securities, including mortgage REITs.

Fixed Income Securities Fund*

o     under normal circumstances,  the Fixed Income Securities Fund will invest at least 80%
   of the  value  of its  "Assets"  (net  assets  plus  the  amount  of any  borrowings  for investment purposes) in fixed income securities.

Intermediate Government Income Fund*

o     under normal  circumstances,  the Intermediate  Government  Income Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any  borrowings for investment purposes) in U.S. government securities.

International Equity Fund*

o     under normal circumstances,  the International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any  borrowings  for  investment purposes) in equity securities.

Situs Small Cap Fund*

o     under normal  circumstances,  the Situs Small Cap Fund will invest at least 80% of the value of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment purposes) in equity securities of small capitalization companies.

Rotating Markets Fund

o     under normal circumstances,  the Rotating Markets Fund will invest at least 80% of its
   "Assets"  (net  assets  plus  the  amount  of any  borrowings  for  investment  purposes)
   directly, or indirectly through index-based  securities,  in equity stocks comprising the equity market segment chosen by the Advisor.

Mid Corp America Fund

o     under normal circumstances,  the Mid Corp America Fund will invest at least 80% of its
   "Assets"  (net assets  plus the amount of any  borrowings  for  investment  purposes)  in common stocks of mid-cap companies.

o     under normal circumstances,  the Mid Corp America Fund will invest at least 80% of its
   "Assets"  (net assets  plus the amount of any  borrowings  for  investment  purposes)  in investments in the United States of America.

* Except for the Rotating  Markets Fund, the above Funds will provide  shareholders  with at least 60 days prior  notice of any change in these  policies  as required by SEC Rule 35d-1.
These policies shall be interpreted and  implemented in accordance  with its purpose,  which is solely to comply with Rule 35d-1.  However,  the  Rotating  Markets Fund will propose the same shareholder notice on a voluntary basis.
The following  investment  limitations of the Rotating  Markets Fund,  the Dividend  Capture
Fund,  the  International  Equity Fund, the Mid Corp America Fund, the New Economy Fund, and
the Situs Small Cap Fund are non-fundamental policies. The funds will not:

       (1)  Invest in companies for the purpose of exercising control.

       (2)  Pledge,  mortgage or hypothecate  assets except to secure  temporary  borrowings permitted  by (3) above in  aggregate  amounts not to exceed 15% of total assets taken at current  value at the time of the  incidence  of such  loan,  except as permitted with respect to securities lending.

       (3)  Purchase  or  sell  real  estate,  real  estate  limited  partnership  interest, commodities  or  commodities  contracts  (except  that the Funds  may  invest in futures  contracts  and  options  on  futures  contracts,  as  disclosed  in the prospectuses)  and  interest  in a  pool  of  securities  that  are  secured  by interests in real estate.  However,  subject to its permitted  investments,  the
            Funds may  invest in  companies  which  invest in real  estate,  commodities  or commodities contracts.

       (4)  Make  short  sales  of  securities,   maintain  a  short  position  or  purchase
            securities  on margin,  except that the Trust may obtain  short-term  credits as necessary for the clearance of security transactions.

       (5)  Act as an  underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

Portfolio Turnover

The  portfolio  turnover  rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly  average  value of the  portfolio,  excluding  from both  the  numerator  and  the  denominator  securities  with  maturities  at  the  time  of acquisition of one year or less. Under that definition,  the Money Market Funds will have no portfolio turnover.  Portfolio turnover generally involves some expense to a Fund, including brokerage  commissions  or  dealer  mark-ups  and  other  transactions  costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended  December 31, 2002 and 2001,  the  portfolio  turnover  rates for each of the following Funds were as follows:

Fund                                                              2002      2001

Growth Fund....................................................... 15%      12%
Income Equity Fund................................................ 29%      33%
Rotating Markets Fund.............................................102%(1)    0%
Dividend Capture Fund............................................. 88%     172%
International Equity Fund......................................... 68%     121%
Mid Corp America Fund............................................. 16%      11%
New Economy Fund.................................................. 39%      45%
Situs Small Cap Fund..............................................  9%    N/A(2)
Mortgage Securities Fund.......................................... 63%      25%
Ohio Tax-Free Fund................................................ 28%      39%
Michigan Tax-Free Fund............................................ 27%     100%
Fixed Income Securities Fund...................................... 54%     149%
Intermediate Government Income Fund............................... 60%      64%
Short/Intermediate Fixed Income Securities Fund................... 58%      65%

(1) The increase in this Fund's  portfolio  turnover  rate in 2002 is due to its rotation of investments  from  one  index  to  another  in  accordance  with  its  investment  goal  and strategies.
 (2) N/A represents a calendar period when a Fund was not in operation.

                  WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

Trustees and Officers

The  following  tables  give  information  about  each  Independent  Trustee  and the senior officers of the Trust.  Each  Independent  Trustee  oversees all portfolios of the Trust and serves for an  indefinite  term.  Information  about each  Independent  Trustee is  provided below and includes each person's:  name, address,  birth date, present position(s) held with the Trust,  principal  occupations for the past five years,  other  directorships  held, and total compensation  received as a Independent Trustee from the Trust and the Huntington Fund
Complex for its most recent fiscal year.  Unless  otherwise  noted,  the business address of each person listed below is c/o Federated Investors Tower, 1001 Liberty Avenue,  Pittsburgh,
PA. The Trust  comprises 18  portfolios  and the  Huntington  Fund  Complex  consists of two investment  companies  (comprising  24  portfolios).  Each  Independent  Trustee  serves  as
Trustee for all portfolios of the Huntington Fund Complex.

As of April 1, 2003, the  Independent  Trustees and Officers as a group owned  approximately
76,814 Shares (1.61%) of the Income Equity Fund's outstanding Class A Shares.

As of April 1, 2003, the  Independent  Trustees and Officers as a group owned  approximately
71,796 Shares (1.53%) of the Mid Corp America Fund's outstanding Class A Shares.

As of April 1, 2003, the  Independent  Trustees and Officers as a group owned  approximately
112,665 Shares (1.39%) of the Fixed Income Securities Fund's outstanding Class A Shares.

Independent Trustees Background and Compensation

                      Principal Occupations during the past    Total
                      Five fiscal years, Previous              Compensation
Name                  Position(s) and Other Directorships      From Trust and
Birth Date            Held                                     Huntington Fund
Positions Held with                                            Complex
Trust                                                          (past calendar
Date Service Began                                             year)

David S. Schoedinger  Principal Occupation: Since 1965,        $21,000.00
Birth Date:           Chairman of the Board, Schoedinger
November 27, 1942     Funeral Service.  Since 1987, CEO,
CHAIRMAN              Schoedinger Financial Services, Inc.
Began serving: May    ---------------------------------------
1990
                      Previous Position: From 1992 to 1993,
                      President, Board of Directors of
                      National Selected Morticians (national
                      trade association for morticians).

                      Other Directorships Held: None

John M. Shary         Principal Occupations: Retired.          $26,000.00
Birth Date:           ---------------------------------------
November 30, 1930
CHAIRMAN OF THE
BOARD AND TRUSTEE
Began serving:        Previous Positions: Member, Business
October 1991          Advisory Board, HIE-HEALTHCARE.COM
                      (formerly Hublink, Inc.)
                      (1993-1997)(database integration
                      software); Member, Business Advisory
                      Board, Mind Leaders, Inc. (formerly
                      DPEC - Data Processing Education
                      Corp.) (1993-1996) (data processing
                      education); Member, Business Advisory
                      Board, Miratel Corporation
                      (1993-1995)(research and development
                      firm for CADCAM); Chief Financial
                      Officer of OCLC Online Computer
                      Library Center, Inc. (1978-1993);
                      Member, Board of Directors, Applied
                      Information Technology Research Center
                      (1987-1990); Member, Board of
                      Directors, AIT (1987-1990) technology.

                      Other Directorships Held: None

Thomas J.             Principal Occupations: Since April       $21,000.00
Westerfield           1993, Of Counsel, Cors & Bassett
Birth Date: April     LLC (law firm).
19, 1955
TRUSTEE               Other Directorships Held: None
Began serving:
January 2001

William R. Wise       Principal Occupations: Retired.          $21,000.00
Birth Date: October   ---------------------------------------
20, 1931
TRUSTEE               Previous Positions: Corporate Director
Began serving:        of Financial Services and Treasurer,
April 1991            Children's Hospital, Columbus, Ohio;
                      Associate Executive Director and
                      Treasurer, Children's Hospital,
                      Columbus, Ohio (1985-1989).

                      Other Directorships Held: None

--------------------------------------------------------------------------------

OFFICERS**

Name                          Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel B. Benhase             Principal Occupations: Executive Vice President,
Birth Date: November 23,      Private Financial Group, Huntington Bancshares
1959                          Incorporated (June 2000 to present).
----------------------------
41 South High Street          Previous Positions: Executive Vice President of
Columbus, OH                  Firstar Corporation and Firstar Bank, N.A.
PRESIDENT                     (prior to June 2000).
Began Serving: August 2001

Peter J. Germain              Principal Occupations: Senior Vice President and
Birth Date: September 3,      Managing Director, Mutual Fund Services,
1959                          Federated Services Company.
VICE PRESIDENT
Began Serving: December 2001  Previous Positions: Senior Corporate Counsel,
                              Federated Investors, Inc.

James E. Ostrowski            Principal Occupations: Vice President, Federated
Birth Date: November 13,      Services Company.
1959
VICE PRESIDENT
Began Serving: December 2001

David R. Carson               Principal Occupations: Vice President, Private
Birth Date: December 18,      Financial Group, Huntington Bancshares
1958                          Incorporated (June 2001 to present).
3805 Edwards Road, Suite 350
Cincinnati, OH                Previous Positions: Senior Trust Officer and
TREASURER                     Transfer Agency Manager, Firstar Bank, N.A.
Began Serving: May 2002       (prior to June 2001).

Victor R. Siclari             Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17,      (October 2002 to present).
1961
SECRETARY                     Previous Positions: Sr. Corporate Counsel and
Began Serving: August 2002    Vice President, Federated Services Company
                              (prior to October 2002).

--------------------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund(s).

COMMITTEES OF THE BOARD

            Committee         Committee Functions                          Meetings
            Members                                                        Held
                                                                           During
                                                                           Last
Board                                                                      Fiscal
Committee                                                                  Year
Audit       David S.          The purposes of the Audit Committee are to   Three
            Schoedinger       oversee the Trust's accounting and
            John M. Shary     financial reporting policies and
            Thomas J.         practices; to oversee the quality and
            Westerfield       objectivity of the Trust's financial
            William R. Wise   statements and the independent audit
                              thereof; to consider the selection of
                              independent public accountants for the
                              Trust and the scope of the audit; and to
                              act as a liaison between the Trust's
                              independent auditors and the full Board of
                              Trustees.

            Committee         Committee Functions                          Meetings
            Members                                                        Held
                                                                           During
                                                                           Last
Board                                                                      Fiscal
Committee                                                                  Year
Nominating  David S.          The purpose of the Nominating Committee is   One
            Schoedinger       to identify candidates to fill vacancies
            John M. Shary     on the Board of Trustees.  The Nominating
            Thomas J.         Committee will consider nominees
            Westerfield       recommended by Shareholders.  The
            William R. Wise   Nominating Committee is comprised of all
                              four members of the Board of Trustees.
                              Recommendations should be submitted to the
                              Nominating Committee in care of Huntington
                              Funds.
                              -------------------------------------------

BOARD  OWNERSHIP  OF  SHARES  IN THE  FUNDS  AND  IN THE  HUNTINGTON  FAMILY  OF  INVESTMENT
COMPANIES1 AS OF DECEMBER 31, 2002

--------------------------------------------------------------------------------
          (1)                          (2)                         (3)
------------------------
                                                            Aggregate Dollar
                                                             Range of Equity
                                                            Securities in All
                                                               Registered
                           Dollar Range of Shares Owned   Investment Companies
                             in the Huntington Funds       Overseen by Trustee
    Name of Trustee                                         in the Huntington
                                                          Family of Investment
                                                                Companies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David S. Schoedinger               Over $100,000              Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Shary                    $50,001-$100,000           $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Westerfield             Over $100,000             $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William R. Wise                        NONE                 $50,001-$100,000
--------------------------------------------------------------------------------

1 The "Huntington Family of Investment Companies" refers to both the Trust and  Huntington
VA Funds, as both the Trust and Huntington VA Funds are held out to investors as related entities for investor or investment purposes
Investment Advisor

       On May 12, 2001, The Huntington  National Bank  reorganized  its investment  advisory services and created  Huntington Asset Advisors,  Inc., a separate,  wholly owned subsidiary of  The  Huntington  National  Bank.  Huntington  Asset  Advisors,  Inc.  has  replaced  The
Huntington  National Bank as the investment  advisor to the Huntington Funds.  Following the reorganization,  the management and investment advisory personnel of The Huntington National
Bank that provided  investment  management  services to Huntington Funds will continue to do so as the  personnel of Huntington  Asset  Advisors,  Inc.  Additionally,  Huntington  Asset
Advisors,  Inc. is wholly owned and otherwise  fully  controlled by The Huntington  National
Bank. As a result,  this  transaction  is not an  "assignment"  of the  investment  advisory contract  (and  sub-advisory  contract)  for  purposes  of the 1940 Act  and,  therefore,  a shareholder vote is not required.

The  Huntington  National  Bank  is  an  indirect,  wholly-owned  subsidiary  of  Huntington
Bancshares  Incorporated  (HBI) and is deemed to be controlled by HBI. With $27.6 billion in assets as of December 31,  2002,  HBI is a major  Midwest  regional  bank  holding  company.
Through its subsidiaries and affiliates,  HBI offers a full range of services to the public, including:  commercial lending,  depository services,  cash management,  brokerage services, retail banking,  international services,  mortgage banking, investment advisory services and trust services.

Under the  investment  advisory  agreements  between  the Trust and  Huntington  (Investment
Advisory Agreements),  Huntington, at its expense, furnishes a continuous investment program for the various Funds and makes  investment  decisions on their behalf,  all subject to such policies as the Trustees may determine.  Investment  decisions are subject to the provisions of the  Trust's  Declaration  of Trust  and  By-laws,  and of the  1940  Act.  In  addition,
Huntington makes decisions  consistent with a Fund's investment  objectives,  policies,  and restrictions,  and such  policies and  instructions  as the Trustees may, from time to time, establish.

Depending on the size of the Fund, fees payable under the Investment  Advisory Agreement may be higher than the  advisory fee paid by most mutual  funds,  although the Board of Trustees believes  it will  be  comparable  to  advisory  fees  paid by  many  funds  having  similar objectives and policies.  The Advisor may from time to time agree to voluntarily  reduce its advisory fee,  however,  it is not currently  doing so for each Fund.  While there can be no assurance that the Advisor will choose to make such an agreement,  any voluntary  reductions in the Advisor's  advisory fee will lower the Fund's expenses,  and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The  Investment  Advisory  Agreements  provide that  Huntington  shall not be subject to any liability  for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate,  except a loss resulting  from a breach of fiduciary duty with respect to the receipt of  compensation for services or a loss resulting from willful misfeasance,  bad faith, gross negligence,  or reckless disregard of its obligations and duties on the part of Huntington.

The Investment  Advisory  Agreements may be terminated  without  penalty with respect to any
Fund at any time by the vote of the  Trustees  or by the  shareholders  of that Fund upon 60 days' written notice,  or by Huntington on 90 days' written notice.  An Investment  Advisory
Agreement may be amended only by a vote of the  shareholders  of the affected  Fund(s).  The
Agreements  also terminate  without  payment of any penalty in the event of its  assignment.
The Investment  Advisory  Agreements  provide that they will continue in effect from year to year only so long as such  continuance  is approved at least  annually  with respect to each
Fund by the vote of either the  Trustees  or the  shareholders  of the Fund,  and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

From time to time, the Advisor may use a portion of its  investment  advisory fee to pay for certain  administrative  services provided by financial  institutions on Investment A Shares or Investment B Shares of the Funds.

Because  of the  internal  controls  maintained  by  Huntington  to  restrict  the  flow  of non-public  information,  the Funds' investments are typically made without any knowledge of
Huntington's or its affiliates' lending relationships with an issuer.
                          Approval of Investment Advisory Contract

The investment  advisory  agreement  (Agreement)  with Huntington  Asset Advisors,  Inc. was formally  considered  by the Board of  Trustees  at meetings  held on July 31,  2002,  which included  detailed  discussions  held  outside  the  presence  of  fund  management  and the
Advisor's  personnel.  In  conducting  its review,  the Board of  Trustees,  all of whom are independent  trustees  for  purposes  of the 1940 Act,  were  advised by  independent  legal counsel.  The  Board's  review  addressed  a variety of factors  including:  (1) the nature, quality and extent of services  provided to the Trust under the  Agreement;  (2) the Trust's investment  performance  and expenses under the  Agreement,  (3)  information  comparing the
Trust's expenses and investment  performance to that of other  comparable  mutual funds, and
(4) the reasonableness of the profitability of Huntington Asset Advisors,  Inc. with respect to each  portfolio  in the  Trust.  In  analyzing  these  factors,  the Board  reviewed  and considered  highly  detailed  expense and  performance  comparison  information  provided by
Lipper,  Inc. (an independent  provider of mutual fund data).  These materials  compared the expenses and performance of each portfolio to a broad or general  universe of funds and to a
"peer  group" of funds.  The Board  further  reviewed  staffing  information  including  the recruiting  and  retention of qualified  investment  professionals.  The Board also reviewed the investment processes employed by the Advisor with respect to each Fund.

As  disclosed  elsewhere  in this SAI,  Huntington  Asset  Advisors,  Inc.  has soft  dollar arrangements by which brokers provide research to Huntington Asset Advisors,  Inc. in return for allocating  brokerage to such brokers.  The Board  considered  these  arrangements.  The
Board also  considered  the costs and benefits to affiliates of Huntington  Asset  Advisors,
Inc. such as costs and benefits  associated  with the assumption of duties as  administrator and custodian to the Trust by Huntington  National  Bank.  Also  considered was the business reputation  and financial  resources of  Huntington  Asset  Advisors,  Inc. and its ultimate corporate parent, Huntington Bancshares Incorporated.

Based on its review, the Board of Trustees approved  continuance of the Investment  Advisory
Agreement  and  determined  the  compensation  payable  under such  agreement to be fair and reasonable  in light of Huntington  Asset  Advisors,  Inc.'s  services and expenses and such matters as the  Trustees  considered  to be  relevant in the  exercise  of their  reasonable business judgment, including most particularly those identified above.

Sub-Advisors

Effective May 1, 2001,  the Florida  Tax-Free Money Market Fund no longer has a sub-advisor.
Prior to May 1, 2000, the  sub-advisor  for the Florida  Tax-Free Money Fund was Countrywide
Investments,  Inc.  (Countrywide),  an indirect  subsidiary of The Western and Southern Life
Insurance  Company.  As of May 1,  2000,  Countrywide  reorganized  part  of its  investment advisory  operations into its affiliate,  Fort Washington  Investment  Advisors,  Inc. (Fort
Washington).  From May 1, 2000 to April 30, 2001, Fort  Washington,  whose address is 420 E.
Fourth Street,  Cincinnati,  Ohio 45202, served as sub-advisor to the Florida Tax-Free Money
Fund.

For the period ended April 30, 2001, the Advisor paid  sub-advisory  fees of $75,771 to Fort
Washington.  For the fiscal year ended 2000, the Advisor paid  sub-advisory  fees of $32,313 and $68,415 to Countrywide and Fort Washington, respectively.

Effective  December  31,  2001,  the  Huntington  International  Equity Fund no longer has a sub-advisor.  Prior to December 31, 2001, the sub-advisor  for the Huntington  International
Equity Fund was Federated Global  Investment  Management Corp.  (FGIM).  From May 1, 2001 to
December 31, 2001,  FGIM, whose address is 175 Water Street,  New York, NY 10038,  served as sub-advisor to the Fund. Huntington will now serve as investment advisor to the Fund

For the fiscal year ended 2001, the Advisor paid sub-advisory fees of $114,176 to FGIM.
Glass-Steagall Act

The  Gramm-Leach-Bliley  Act of 1999 repealed certain  provisions of the  Glass-Steagall Act that had  previously  restricted  the  ability  of banks and their  affiliates  to engage in certain mutual fund activities.  Nevertheless,  the Advisor's  activities remain subject to, and may be limited by, applicable  federal banking law and regulations.  The Advisor and the
Sub-Advisor  believe that they  possess the legal  authority to perform the services for the
Funds contemplated by the Investment  Advisory Agreement and the Sub-Advisory  Agreement and
described  in the  Prospectuses  and  this  SAI and  has so  represented  in the  Investment
Advisory  Agreement and the  Sub-Advisory  Agreement.  Future  changes in either  federal or state  statutes and  regulations  relating to the  permissible  activities  of banks or bank holding  companies and the subsidiaries or affiliates of those entities,  as well as further judicial or administrative  decisions or  interpretations of present and future statutes and regulations  could prevent or restrict the Advisor from  continuing to perform such services for the Trust.  Depending  upon the  nature of any  changes  in the  services  that could be provided  by the  Advisor,  or the  Sub-Advisor,  the Board of  Trustees  of the Trust would review the Trust's  relationship  with the Advisor and the  Sub-Advisor  and consider taking all action necessary in the circumstances.

Should  further  legislative,  judicial or  administrative  action  prohibit or restrict the activities of the Advisor,  its affiliates,  and its correspondent  banks in connection with
Customer  purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to Customers.  It is not  anticipated,  however, that any  change in the  Trust's  method of  operations  would  affect  its NAV per Share or result in financial losses to any Customer.

Portfolio Transactions

The Advisor may place portfolio  transactions  with  broker-dealers  which furnish,  without cost, certain research,  statistical, and quotation services of value to the Advisor and its affiliates  in advising the Trust and other  clients,  provided  that they shall always seek best price and  execution  with  respect to the  transactions.  Certain  investments  may be appropriate  for  the  Trust  and for  other  clients  advised  by the  Advisor.  Investment decisions  for  the  Trust  and  other  clients  are  made  with a view to  achieving  their respective  investment  objectives and after  consideration of such factors as their current holdings,  availability of cash for investment, and the size of their investments generally.
Frequently,  a particular security may be bought or sold for only one client or in different amounts and at  different  times for more than one but less than all  clients.  Likewise,  a particular  security may be bought for one or more  clients  when one or more other  clients are selling the security.  In addition,  purchases or sales of the same security may be made for two or more  clients of an  investment  advisor  on the same day.  In such  event,  such transactions  will be allocated  among the clients in a manner believed by the Advisor to be equitable to each. In some cases,  this procedure  could have an adverse effect on the price or amount of the  securities  purchased  or sold by the Trust.  Purchase and sale orders for the Trust may be  combined  with those of other  clients of the  Advisor in the  interest of achieving the most favorable net results for the Trust.

As part of its regular banking  operations,  the Advisor may make loans to public companies.
Thus,  it may be  possible,  from  time to  time,  for the  Funds  to  hold or  acquire  the securities  of  issuers  which  are  also  lending  clients  of  the  Advisor.  The  lending relationship will not be a factor in the selection of securities for the Funds.
Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions  involve the payment by a
Fund of negotiated  brokerage  commissions.  Such commissions vary among different  brokers.
Also, a particular broker may charge different  commissions according to such factors as the difficulty and size of the  transaction.  Transactions in foreign  securities  often involve the payment of fixed  brokerage  commissions,  which are generally  higher than those in the
United States.  There is generally no stated  commission in the case of securities traded in the  over-the-counter  markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten  offerings,  the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor  places all orders for the purchase and sale of portfolio  securities for a Fund and buys and sells  securities  for a Fund  through a  substantial  number  of  brokers  and dealers.  In so doing,  it uses its best  efforts  to obtain  for a Fund the best  price and execution available. In seeking the best price and execution,  the Advisor, having in mind a
Fund's  best  interests,  considers  all  factors it deems  relevant,  including,  by way of illustration,  price,  the  size  of the  transaction,  the  nature  of the  market  for the security,  the amount of the commission,  the timing of the transaction  taking into account market  prices and trends,  the  reputation,  experience,  and  financial  stability  of the broker-dealer  involved,  and the quality of service rendered by the  broker-dealer in other transactions.

It has for many  years  been a common  practice  in the  investment  advisory  business  for advisors of investment  companies  and other  institutional  investors to receive  research, statistical,  and quotation services from broker-dealers that execute portfolio transactions for the clients of such  advisors.  Consistent  with this  practice,  the  Advisor  receives research,  statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions.  These services,  which in some cases may also be purchased for cash,  include such matters as general  economic and security market  reviews,  industry and company reviews,  evaluations of securities,  and recommendations as to the purchase and sale of  securities.  Some of these  services are of value to the Advisor and its affiliates in  advising  various of their  clients  (including  the Trust),  although  not all of these services are necessarily  useful and of value in managing the Trust.  The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the  Securities  Exchange Act of 1934,  as amended,  and by the  Investment  Advisory  Agreements,  the Advisor may cause a Fund to pay a  broker-dealer that  provides the brokerage and research  services  described  above an amount of disclosed commission for effecting a securities  transaction  for the Fund in excess of the commission which  another  broker-dealer  may charge for  effecting  that  transaction.  The Advisor 's authority  to cause a Fund to pay any  such  greater  commissions  is also  subject  to such policies as the Trustees may adopt from time to time.

On  December  31,  2002,   certain  Funds  owned   securities   of  the  following   regular
broker/dealers:

---------------------------------------------------------------------------------
Fund                                     Security                       Holdings
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Growth Fund                       Franklin Resources, Inc             $1,363,200
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Growth Fund                      T. Rowe Price Group, Inc.              $982,080
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dividend Capture Fund      Merrill Lynch Capital Trust V, 7.280%        $327,875
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
International Equity Fund        Manulife Financial Corp.               $761,661
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund               A.G. Edwards, Inc.                  $342,784
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund          Bear Stearns Companies, Inc.             $320,760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund                Eaton Vance Corp.                  $115,825
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund                Legg Mason, Inc.                   $529,086
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund            T. Rowe Price Group, Inc.              $147,312
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Mid Corp America Fund       Waddell & Reed Financial, Inc.           $47,208
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fixed Income Securities    Bear Stearns Companies, Inc., 6.625%,      $1,045,447
Fund                                      1/15/04
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fixed Income Securities    Bear Stearns Companies, Inc., 5.700%,      $2,045,682
Fund                                     11/15/14
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fixed Income Securities      Lehman Brothers Holdings, 7.500%,        $3,395,396
Fund                                      9/1/06
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Short/Intermediate Fixed  Merrill Lynch & Co., 6.550%, 8/1/04     $1,597,193
Income Securities Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Short/Intermediate Fixed    Morgan Stanley Dean Witter, 5.800%,       $3,254,222
Income Securities Fund                    4/1/07
---------------------------------------------------------------------------------

Code of Ethics

Each of the Trust,  the Advisor,  and the Distributor  maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts.  As of the date of this SAI, copies of these  Codes of Ethics  have been filed with the SEC as  exhibits  to the  Trust's
Registration Statement.

Administrator

Federated, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Funds.  Federated provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

The administrative fee received during any fiscal year shall be at least $50,000 per Fund.

From  December 20, 1999, to November 30, 2001,  Huntington  served as  Administrator  of the
Trust pursuant to an Administrative Agreement, dated December 20, 1999.

Sub-Administrator

Huntington Bank serves as  sub-administrator  to the Funds,  assisting with the provision of administrative  services  necessary to operate the Funds.  Huntington Bank receives a fee at the following annual rate of the average daily net assets of the Funds.

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .060%          on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .050%          on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

Financial Administrator

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds.  For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares (existing prior to
December 1, 2001) of any Fund having more than one class of Shares.

Administrative Services Agreement

The Trust has  entered  into an  Administrative  Services  Agreement  with  Huntington  Bank pursuant to which  Huntington Bank will perform certain  shareholder  support  services with respect to the Trust Shares and Investment A Shares of each of the Funds.  Such  shareholder support  services  may include,  but are not limited to, (i)  establishing  and  maintaining shareholder  accounts and records pertaining to such accounts;  (ii) processing dividend and distribution  payments from the Funds on behalf of  shareholders;  (iii) providing  periodic shareholder  account  statements  of  holdings  in each of the  Funds and  integrating  such information  with holdings  maintained in other accounts  serviced by Huntington  Bank; (iv)
arranging  for bank wires;  (v)  responding  to  shareholder  inquiries  regarding  services performed;  (vi)  responding to shareholder  inquiries  regarding their  investments;  (vii)
providing  sub-accounting  with respect to omnibus accounts held by Huntington through which shareholders  are  invested in the Funds and other  sub-accounting  requested  by the Trust;
(viii) where required by law, forwarding shareholder  communications from the Trust (such as proxies,  shareholder  reports,  annual and semi-annual  financial  statements and dividend, distribution and other tax notices) to shareholders;  (ix) assisting in processing purchase, exchange and redemption  requests from shareholders;  (x) assisting in processing changes in shareholder dividend options,  account designations and addresses of record; (xi) processing shareholder  participation in systematic investment and systematic withdrawal programs;  and
(xii)  such  other  similar  services  as the Trust may  reasonably  request  to the  extent permitted under applicable laws.

In  consideration  for such  services,  Huntington  is paid a fee by the  Funds at a maximum annual rate of up to 0.25% of the average daily NAV of such Shares of each Fund.
The  Administrative  Services  Agreement  became  effective  on  November  1,  2000 and will continue in effect for a period of one year,  and  thereafter  will continue for  successive one-year periods, unless terminated by either party.

Expenses

The Trust's service  providers bear all expenses in connection with the performance of their respective services,  except that each Fund will bear the following expenses relating to its operations:  taxes,  interest,  brokerage  fees and  commissions,  if any,  fees and  travel expenses of Trustees who are not partners,  officers,  directors,  shareholders or employees of  Huntington  Bank,  SEC fees and state fees and  expenses,  certain  insurance  premiums, outside  and, to the extent  authorized  by the Trust,  inside  auditing  and legal fees and expenses,  fees charged by rating  agencies in having the Fund's Shares rated,  advisory and administration  fees,  fees and  reasonable  out-of-pocket  expenses  of the  custodian  and transfer  agent,  expenses  incurred  for  pricing  securities  owned by the Fund,  costs of maintenance of corporate  existence,  typesetting and printing  prospectuses  for regulatory purposes and for distribution to current  shareholders,  costs and expenses of shareholders'
and Trustees' reports and meetings and any extraordinary expenses.

Distributor

The  Fund's  Distributor,   Edgewood  Services  Inc.,   (Distributor)  offers  Shares  on  a
continuous,  best-efforts  basis and markets the Shares to  institutions  or to individuals, directly or through investment  professionals.  When the Distributor receives marketing fees and  sales  charges,  it may  pay  some  or all of them  to  investment  professionals.  The
Distributor  and its affiliates may pay out of their assets other amounts  (including  items of material  value) to investment  professionals  for marketing  and servicing  Shares.  The
Distributor is a subsidiary of Federated Investors, Inc.

Distribution Plan (12b-1 Fees)

Consistent  with Rule 12b-1 under the 1940 Act,  the Trust has adopted a  Distribution  Plan pursuant  to  which  the  Distributor  receives  fees  from the  Funds  and,  in  turn,  the
Distributor  may pay brokers,  dealers and other  financial  institutions in connection with the sale and  distribution  (and the  advancing  and  financing  of  commission  payments to financial  institutions  with respect to the sale) of  Investment A Shares and  Investment B
Shares.  The  Distributor may advance  commissions to financial  institutions on the sale of certain  Investment A Shares and  Investment B Share,  and may vary the  commission  amounts paid to different financial  institutions.  The Trust expects that the distribution  efforts funded  through  the use of 12b-1  fees will  increase  assets  and  therefore  reduce  Fund expenses  through  economies of scale,  and provide  greater  opportunities  for diversified investments.

In  accordance  with the  Distribution  Plan,  the  Distributor  or the Funds may enter into agreements with brokers and dealers relating to distribution  and/or marketing services with respect  to  the  Investment  A  Shares  and/or  Investment  B  Shares  of  the  Funds.  The
Distributor  or  the  Funds  may  also  enter  into  Rule  12b-1  related   agreements  with
administrators (including financial institutions,  fiduciaries, custodians for public funds, and investment  advisors) to provide distribution related and other services with respect to
Investment A Shares and/or  Investment B Shares.  Separately,  the Funds and the Distributor
are authorized under the  Distributor's  Contract to pay financial  institutions,  including
The  Huntington  National Bank and its  affiliates,  a fee for  shareholder  services at the annual rate of 0.25% of the average  daily net assets of  Investment A Shares,  Investment B
Shares and Trust Shares.

Payments made under the  Distribution  Plan are made regardless of expenses  incurred by the
Distributor in providing these services.

For each of the  Investment A Shares class and Investment B Shares class,  the  Distribution
Plan may be terminated  with respect to any Fund by a vote of a majority of the  Independent
Trustee,  or by a vote of a majority of the outstanding  Investment A Shares or Investment B
Shares (as  applicable)  of that Fund. The  Distribution  Plan may be amended by vote of the
Trustees,  including  a majority  of the  Independent  Trustee,  cast in person at a meeting called  for such  purpose,  except  that any  change in the  Distribution  Plan  that  would materially  increase the fee payable thereunder for either Investment A Shares or Investment
B Shares with respect to a Fund  requires the  approval of the  shareholders  of that Fund's
Investment A Shares or  Investment B Shares (as  applicable).  The Trustees will review on a quarterly and annual basis written  reports of the amounts  received and expended  under the
Distribution Plan (including amounts paid to brokers,  dealers and  administrators  pursuant to any  agreements  entered into under the  Distribution  Plan)  indicating the purposes for which such expenditures were made."

The  Distribution  Plan  provides  that it will continue in effect with respect to each Fund for  successive  one-year  periods,  provided  that each such  continuance  is  specifically approved (i) by the vote of a majority of the  Independent  Trustees and (ii) by the vote of a majority of all the Trustees,  cast in person at a meeting called for such purpose. For so long as the  Distribution  Plan remains in effect,  the  selection  and  nomination of those
Trustees who are not  interested  persons of the Trust (as defined in the 1940 Act) shall be committed to the discretion of such independent persons.

For the fiscal year ended  December 31, 2002,  the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A and Investment B Shares:

----------------------------------------------------------------------------------------
----------------   Money Market    Ohio Municipal   Florida Tax-Free    U.S. Treasury
Fees Paid for          Fund       Money Market Fund    Money Fund     Money Market Fund
the fiscal year
ended December
31, 2002
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 -------- Class B      Class A           Class A           Class A
                 Class A
----------------------------------------------------------------------------------------
---------------- $814,314  $393       $329,190           $32,584          $117,250
12b-1 Fees Paid  $0        $(50)      $(7,376)          $(1,101)             $0
(12b-1 Fees
Waived)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------   Growth Fund      Income Equity   Rotating Markets  Dividend Capture
Fees Paid for                           Fund              Fund              Fund
the fiscal year
ended December
31, 2002
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 -------- Class B Class A  Class B       Class A      Class A  Class B
                 Class A
----------------------------------------------------------------------------------------
---------------- $25,856  $19,807  $5,053  $19,314       $1,291        $2,880  $28,201
12b-1 Fees Paid
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------  International   Mid Corp America  New Economy Fund   Situs Small Cap
Fees Paid for      Equity Fund          Fund                                Fund
the fiscal year
ended December
31, 2002
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 -------- Class B Class A  Class B  Class A  Class B  Class A  Class B
                 Class A
----------------------------------------------------------------------------------------
----------------   $250   $1,032   $1,575  $16,903    $595    $5,709     $2      $122
12b-1 Fees Paid
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------     Mortgage       Ohio Tax-Free       Michigan        Fixed Income
Fees Paid for    Securities Fund        Fund          Tax-Free Fund    Securities Fund
the fiscal year
ended December
31, 2002
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                 Class A    Class B Class A  Class B  Class A  Class B  Class A  Class B
----------------------------------------------------------------------------------------
----------------  $4,792    N/A    $6,213    N/A    $12,770    N/A     $3,381   $7,737
12b-1 Fees Paid
----------------------------------------------------------------------------------------

----------------------------------------------------
----------------   Intermediate   Short/Intermediate
Fees Paid for       Government      Fixed Income
the fiscal year    Income Fund     Securities Fund
ended December
31, 2002
                 -----------------------------------
                 -----------------------------------
                 Class A  Class B  Class A  Class B
----------------------------------------------------
---------------- $8,438    N/A      N/A      N/A
12b-1 Fees Paid
----------------------------------------------------

Custodian

For each of the  Funds,  except  the  International  Equity  Fund,  Huntington  Bank acts as custodian.  For an annual fee of 0.026% of each Fund's average daily net assets,  Huntington
Bank is generally  responsible as custodian for the  safekeeping  of Fund assets,  including the  acceptance  or  delivery  of cash or  securities  where  appropriate,  registration  of securities  in the  appropriate  Fund  name or the name of a  nominee,  maintenance  of bank accounts on behalf of the Funds.  In addition,  Huntington is  responsible  as record keeper for the  creation  and  maintenance  of all Fund  accounting  records  relating to custodian activities required by the 1940 Act.

Sub-Custodian

State  Street  Bank  and  Trust  Company,  whose  address  is Two  Heritage  Drive,  Quincy,
Massachusetts 02171, serves as the custodian for the International Equity Fund.

Transfer Agent and Dividend Disbursing Agent

Unified Fund Services,  Inc.,  whose address is P.O. Box 6110  Indianapolis,  IN 46206-6110, serves as the transfer agent and dividend disbursing agent for the Trust.
Independent Auditors

KPMG LLP, whose address is 191 W. Nationwide Blvd., Suite 500, Columbus,  Ohio 43215, serves as the independent certified public accountants for the Trust.

Legal Counsel

Ropes & Gray, One Franklin  Square,  1301 K Street,  N.W.,  Suite 800 East,  Washington,
D.C.  20005,  are counsel to the Trust and will pass upon the legality of the Shares offered hereby.
                            FEES PAID BY THE FUNDS FOR SERVICES*

----------------------------------------------------------------------------------------------
                                                  Ohio Municipal
                        Money Market Fund       Money Market Fund     Florida Tax-Free Money
                                                                               Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002        2001         2000         2002        2001      2000       2002      2001      2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $2,488,300   $2,825,526   $2,611,248   $610,811    $660,554  $543,014   $91,429   $203,148  $138,405
Advisory Fee Waived  $0           $0           $0           $0          $0        $34,333    $0        $0        $43,516
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $675,608     $1,448,503   $1,315,915   $150,353    $307,240   $269,355   $22,857  $94,584   $71,356
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $540,479      N/A         N/A          $124,510     N/A        N/A        $18,285   N/A     N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $421,268     $57,100      $0           $99,392      $12,108    $0         $24,090   $3,475   $0
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $0           $0           $0           $775         $0         $0         $0        $0       $0
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                          U.S. Treasury
                        Money Market Fund          Growth Fund          Income Equity Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002        2001        2000      2002        2001         2000         2002         2001        2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $1,143,949   $987,951    $907,683  $1,339,570  $1,606,490   $1,860,489   $1,207,330   $1,323,474  $1,321,500
Advisory Fee Waived  $0           $0          $0        $0          $0           $0           $0           $0          $0
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $428,975     $689,414    $635,072  $167,446    $373,735     $436,425     $150,916     $307,870    $310,001
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $343,174     N/A         N/A       $133,955    N/A          N/A          $102,731       N/A        N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $251,484    $27,036      $0        $116,478    $14,630      $0           $104,996      $11,030      $0
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $0          $0           $0        $113,295    $99,918      $150,366     $210,678      $313,007     $247,120
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                      Rotating Markets Fund   Dividend Capture Fund    International Equity
                                                                               Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002     2001(1)    2000     2002       2001(2)      2000    2002         2001(2)       2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $66,902   $16,436    N/A      $192,579   $85,488      N/A     $385,115     $174,904       N/A
Advisory Fee Waived  $0        $0                  $0         $0                   $0           $0
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $10,035   $4,579     N/A      $19,258    $15,875      N/A     $28,884     $24,343         N/A
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $8,028     N/A       N/A      $15,406    N/A          N/A     $23,106     N/A             N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $15,027    $997      N/A      $32,822    $2,582       N/A     $33,322     $2,649           N/A
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $21,508    $2,100    N/A      $106,995   $72,087      N/A     $197,657    $127,241         N/A
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                      Mid Corp America Fund      New Economy Fund      Situs Small Cap Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002     2001(2)   2000     2002      2001(2)   2000    2002(3)   2001    2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $595,110  $221,310  N/A      $163,631  $53,721   N/A     $21,049   N/A     N/A
Advisory Fee Waived  $0        $0                 $6,793    $0                $0
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $59,511   $41,085   N/A      $14,374   $9,982    N/A     $2,105    N/A     N/A
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $47,608    N/A      N/A      $11,499    N/A      N/A     $1,684    N/A     N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $59,225    $3,892  N/A       $32,055    $2,133   N/A     $6,907     N/A    N/A
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $115,639   $69,074  N/A      $35,754    $18,041  N/A     $36,488    N/A     N/A
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                       Mortgage Securities      Ohio Tax-Free Fund    Michigan Tax-Free Fund
                              Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002      2001       2000       2002       2001       2000       2002      2001      2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $209,275   $173,263   $142,124   $236,681   $244,148   $256,014   $107,968  $109,677  $118,934
Advisory Fee Waived  $0         $0         $21,923    $0         $0         $0         $0        $0        $6,248
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $31,391   $48,358     $45,865    $35,502    $68,166    $71,713    $16,195   $30,617   $35,075
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $25,113     N/A       N/A        $28,401      N/A        N/A      $12,956     N/A       N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $27,337     $2,631    $0         $38,827     $2,176      $0       $12,649     $1,567     $0
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $13,750     $16,990   $0          $0          $0         $0        $0         $0         $0
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                             Intermediate Government    Short/Intermediate
                          Fixed Income             Income Fund                 Fixed
                         Securities Fund                              Income Securities Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002       2001       2000        2002       2001        2000        2002        2001        2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $746,784    $767,479   $780,087    $375,018   $372,219    $419,751   $577,920     $564,733    $577,816
Advisory Fee Waived  $0          $0         $0          $0         $0          $15,886    $0           $0          $0
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $112,018    $214,249   $218,453    $56,253    $103,919    $121,981   $86,691      $157,646    $160,578
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $89,613     N/A         N/A        $45,002      N/A          N/A    $69,347        N/A          N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $91,249     $7,034      $0         $40,696      $2,936      $0      $58,806        $4,524       $0
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $0            $0         $0          $0           $0         $0         $0          $0          $0
----------------------------------------------------------------------------------------------

(1)    Fund commenced operations on May 1, 2001.
(2)    Fund commenced operations on March 1, 2001.
(3)    Fund commenced operations on September 30, 2002.

*      Since May 1, 2002, The  Huntington  National Bank has  subcontracted  with BISYS Fund
Services  Ohio,  Inc. for fund  accounting  services.  Form December 1, 2001 to May 1, 2002,
State  Street  Bank and  Trust  Company  provided  sub-fund  accounting  services.  Prior to
December  1, 2001,  SEI  Investments  Mutual  Fund  Services  provided  sub-fund  accounting services.  Prior to December 1, 2001, The  Huntington  National Bank was  administrator  for the Trust, and SEI Investments Mutual Fund Services was sub-administrator.


Principal Holders of Securities

Information  is provided  below  regarding each person who owns of record or is known by the
Trust to own  beneficially  5% or more of any class of Shares of any Fund.  Huntington  is a
wholly  owned   subsidiary  of  Huntington   Bank.   Huntington  Bank,  a  national  banking
association,  is an indirect wholly-owned subsidiary of Huntington Bancshares  Incorporated, a bank  holding  company  organized  under  the  laws of Ohio.  By  virtue  of  Huntington's affiliation with Huntington Bank, Huntington may be deemed to control the Funds.

                           5% OR MORE OWNERS AS OF APRIL 1, 2003

--------------------------------------------------------------------------------
        Fund            Shareholder Name        Shares Owned   Percentage Owned
                                 Address
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Dividend Capture -                NFSC             187,391             89.24%
      Class A Shares  FBO John H. Morton
                        321 Meadow Drive
                         Chickamauga, GA
                                   30707
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Dividend Capture -                NFSC             617,758             98.02%
      Class B Shares  Jessica R. Salouha
                          807 Timberlake
                                   Trail
                     Brunswick, OH 44212
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Dividend Capture -                FMCO             160,522              5.66%
        Trust Shares       7 Easton Oval
                                  EA4E70
                            Columbus, OH
                              43219-6010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.            2,674980             94.34%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        Fixed Income          Lillian V.               4,345              5.66%
   Securities Fund -          Richardson
      Class A Shares      232 Brookhaven
                             Drive North
                             Gahanna, OH
                              43230-2704
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          Lillian Vinson               4,388              5.71%
                              Richardson
                          232 Brookhaven
                             Drive North
                             Gahanna, OH
                              43230-2704
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     Fifth Third Bank TR               4,674              6.09%
                         P.O. Box 630074
                          Cincinnati, OH
                              45263-0001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       William J. Umberg               7,462              9.71%
                     3267 Pickbury Drive
                          Cincinnati, OH
                              45211-6802
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC              30,754             40.04%
                          Gerald R. Neff
                          Rev. Living TR
                             U/A 4/25/96
                         3854 Cloverdale
                                    Road
                              Medway, OH
                              45341-9708
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed         Income                NFSC             110,629             95.30%
Securities   Fund  -    4056 40th Street
Class B Shares                 Nitro, WV
                              25143-1341
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        Fixed Income           SEI Trust             424,011              6.10%
   Securities Fund -  One Freedom Valley
        Trust Shares               Drive
                          Oaks, PA 19456
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.           6,378,879             91.81%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Florida     Tax-Free                NFSC           1,177,229             15.28%
Money  Market Fund -       P.O. Box 3752
Class A Shares             Church Street
                                 Station
                            New York, NY
                              10008-3752
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.           6,498,100             84.35%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Florida     Tax-Free     Carey & Co.          27,965,393               100%
Money  Market Fund -       41 South High
Trust Shares                      Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth  Fund - Class                NFSC              73,075             27.42%
A Shares                 2808 Winchester
                           Southern Road
                       Canal Winchester,
                           OH 43110-9300
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth  Fund - Class                NFSC             102,064             99.52%
B Shares              8108 Spring Meadow
                                   Drive
                         Chapel Hill, NC
                              27517-9044
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth  Fund - Trust    Furman Selz Inc.             341,158              5.75%
Shares                Master A/C FMB Div
                                 By Wire
                     One Financial Plaza
                             Holland, MI
                              49423-9166
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.           5,445,653             91.81%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Income  Equity  Fund                NFSC              53,119             73.99%
- Class A Shares     7865 Wesdtwind Lane
                          Cincinnati, OH
                              45242-5026
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Income  Equity  Fund                NFSC             144,415             98.65%
- Class B Shares           989 Ellsworth
                                  Avenue
                            Columbus, OH
                              43206-1709
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Income  Equity  Fund     Carey & Co.           5,910,413             95.47%
- Trust Shares             41 South High
                                  Street
                      Columbus, OH 43215

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Intermediate                        NFSC             548,827             79.93%
Government    Income   12270 68th Avenue
Fund   -   Class   A       Allendale, MI
Shares                        49401-8714
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Intermediate                        FMCO             926,290             11.95%
Government    Income       7 Easton Oval
Fund - Trust Shares               EA4E70
                            Columbus, OH
                              43219-6010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              Huntington             946,954             12.21%
                      Investment Company
                       41 S. High Street
                                  HC0742
                            Columbus, OH
                              43287-0001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        Carey &  Co.           5,877,437             75.80%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International                       NFSC              14,801               100%
Equity  Fund - Class  5918 99th Street E
A Shares                   Bradenton, FL
                              34202-9666
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International                       NFSC              27,225             99.32%
Equity  Fund - Class    8780 Thomas Lane
B Shares              West Jefferson, OH
                              43162-9760
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International            Carey & Co.           7,567,384             95.83%
Equity  Fund - Trust       41 South High
Shares                            Street
                      Columbus, OH 43512
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michigan    Tax-Free      Coleman Living              31,237              6.64%
Fund   -   Class   A               Trust
Shares                     3824 Algansee
                                Drive NE
                        Grand Rapids, MI
                              49525-2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Welland W. Sprague              45,909              9.76%
                               430 Lyons
                            Portland, MI
                              48875-1059
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              Kilgojeans             102,514             21.79%
                        6727 Woods Creek
                                   Drive
                          Charlevoix, MI
                              49720-9395
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michigan    Tax-Free     Carey & Co.           1,806,720             99.71%
Fund - Trust Shares        41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mid   Corp   America     Carey & Co.           9,917,042             98.47%
Fund - Trust Shares        41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mid   Corp   America                NFSC             368,592             99.06%
Fund   -   Class   B      807 Timberlake
Shares                             Trail

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mid   Corp   America                NFSC             102,522             91.00%
Fund   -   Class   A       4119 Cherokee
Shares                         Avenue SW
                          Grandville, MI
                              49418-2312
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Money  Market Fund -        Unified Fund          34,449,805             11.77%
Class A Shares                  Services
                                  431 N.
                     Pennsylvania Street
                        Indianapolis, IN
                                   46204
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC         101,079,496             34.53%
                           P.O. Box 3752
                           Church Street
                                 Station
                            New York, NY
                              10008-3752
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.         132,582,263             45.29%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Money  Market Fund -     Carey & Co.         406,679,287             99.22%
Trust Shares               41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Money  Market Fund -     SEI Investments              10,760              6.72%
Class B Shares        One Freedom Valley
                          Oaks, PA 19456
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC              46,261             28.87%
                        20795 Waterscape
                                     Way
                         Noblesville, IN
                                   46060
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        Boston Financial             102,135             63.75%
                           Data Services
                        2 Heritage Drive
                              Quincy, MA
                              02171-2119
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Money  Market Fund -     Carey & Co.          27,593,437               100%
Interfund Shares           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage  Securities                NFSC             280,500             83.34%
Fund   -   Class   A      118 Olde Towne
Shares                             Trail
                               Barea, OH
                              44017-2559
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage  Securities          Huntington             603,559             10.93%
Fund - Trust Shares   Investment Company
                           41 South High
                           Street HC0742
                            Columbus, OH
                              43287-0001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.           4,842,541             87.66%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
New  Economy  Fund -    Donna E. Benhase              38,802              5.13%
Class A Shares           7473 Shaker Run
                                    Lane
                        West Chester, OH
                              45069-6300
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC              35,704             92.02%
                          10701 Ayrshire
                                   Drive
                               Tampa, FL
                              33626-2633
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
New  Economy  Fund -                NFSC             112,515             99.82%
Class B Shares        12631 East Chester
                                     Rd.
                        Pickerington, OH
                              43147-9296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
New  Economy  Fund -     Carey & Co.           2,566,700             97.28%
Trust Shares               41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ohio       Municipal                NFSC          13,935,353             11.70%
Money  Market Fund -       P.O. Box 3752
Class A Shares             Church Street
                                 Station
                            New York, NY
                              10008-3752
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.          91,161,818             76.54%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ohio  Tax-Free  Fund Ursula E. M. Umberg             168,181              5.09%
- Class A Shares     3267 Pickbury Drive
                          Cincinnati, OH
                              45211-6802
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC             123,718             73.56%
                                  HC0220
                            Columbus, OH
                              43287-0001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ohio  Tax-Free  Fund     Carey & Co.           2,230,633             96.79%
- Trust Shares             41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rotating  Index Fund                NFSC              91,812             99.11%
- Class A Shares        537 E. Pete Rose
                                     Way
                                 STE 400
                          Cincinnati, KY
                                   45202
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rotating  Index Fund     Carey & Co.           1,908,213             96.27%
- Trust Shares             41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Short/Intermediate            Huntington             364,824              5.38%
Fixed         Income  Investment Company
Securities   Fund  -   41 S. High Street
Trust Shares                      HC0742
                            Columbus, OH
                              43287-0001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.           6,201,953             91.51%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Situs    Small   Cap                NFSC                 198              9.24%
Fund   -   Class   A
Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC               1,948             90.71%
                       18133 Shady Ridge
                                   Court
                                  Apt. 3
                         Spring Lake, MI
                                   49456
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Situs    Small   Cap                NFSC              12,877             99.99%
Fund   -   Class   B  25772 Brittany Rd.
Shares                    Perrsyburg, OH
                                   43551
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Situs    Small   Cap     Carey & Co.           1,547,279               100%
Fund - Trust Shares        41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S.  Treasury Money                NFSC          37,330,441             21.40%
Market  Fund - Class       P.O. Box 3752
A Shares                   Church Street
                                 Station
                            New York, NY
                              10008-3752
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Carey & Co.          35,457,924             68.20%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S.  Treasury Money     Carey & Co.         471,341,149             98.83%
Market  Fund - Trust       41 South High
Shares                            Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                SHAREHOLDER RIGHTS

The Trust is an open-end management  investment company,  whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest,  representing interests in separate portfolios of securities.  The Shares in any one portfolio may be offered in two or more separate  classes.  As of the date of this SAI, the Trustees have  established  four classes of Shares,  known as Investment A Shares,  Investment B Shares,  Trust  Shares,  and
Interfund  Shares.  Interfund  Shares are offered only by the Money Market Fund.  All of the
Income Funds (except  Short/Intermediate  Fixed Income  Securities  Fund),  the Equity Funds
(except Rotating Markets Fund) and the Money Market offer Investment B Shares.
Investment A Shares,  Investment B Shares,  Trust Shares, and Interfund Shares of a Fund are
fully transferable.  Each class is entitled to dividends from the respective class assets of the Fund as  declared by the  Trustees,  and if the Trust (or a Fund) were  liquidated,  the shareholders  of each class would  receive the net assets of the Fund  attributable  to each respective class.

All  shareholders  are  entitled  to one vote for each Share held on the record date for any action requiring a vote by the  shareholders,  and a proportionate  fractional vote for each fractional Share held.  Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise  expressly  required by law or when the Trustees  determine that the  matter to be voted  upon  affects  only the  interests  of the  shareholders  of a particular  Fund or class,  or (ii) only holders of Investment A Shares and/or  Investment B
Shares will be entitled to vote on matters  submitted  to  shareholder  vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not  required  to hold  annual  meetings  of  shareholders  for the  purpose of electing Trustees except that (i) the Trust is required to hold a shareholders'  meeting for the  election  of  Trustees  at such time as less than a majority  of the  Trustees  holding office have been elected by shareholders  and (ii) if, as a result of a vacancy on the Board of Trustees,  less than  two-thirds of the Trustees  holding office have been elected by the shareholders,  that vacancy may only be filled by a vote of the  shareholders.  In addition,
Trustees  may be removed  from office by a written  consent  signed by the holders of Shares representing  two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose,  which  meeting  must be held upon written  request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares  representing
1% of  the  outstanding  Shares  of  the  Trust  stating  that  such  shareholders  wish  to communicate  with the  other  shareholders  for the  purpose  of  obtaining  the  signatures necessary  to demand a meeting to consider  removal of a Trustee,  the Trust will  provide a list of shareholders or disseminate  appropriate materials (at the expense of the requesting shareholders).  Except as set forth above,  the Trustees may continue to hold office and may appoint successor Trustees.

Under Massachusetts law, shareholders could, under certain circumstances,  beheld personally liable for the  obligations  of the  Trust.  However,  the  Declaration  of Trust  disclaims shareholder  liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement,  obligation,  or instrument  entered into or executed by the Trust or the Trustees.  The Declaration of Trust provides for  indemnification out of a Fund's  property for all loss and expense of any shareholder  held  personally  liable for the  obligations of a Fund.  Thus the risk of a  shareholder's  incurring  financial loss on account of  shareholder  liability  is limited to  circumstances  in which the Fund would be unable to meet its obligations.

Shareholder  inquiries  regarding  Investment A Shares should be directed to The  Huntington
Investment Company, 41 South High Street, Columbus, Ohio 43287.

Shareholder  inquiries  regarding  Investment B Shares should be directed to The  Huntington
Investment Company, 41 South High Street, Columbus, Ohio 43287.

Shareholder  inquiries  regarding  Trust  Shares or Interfund  Shares  should be directed to
Huntington, 41 South High Street, Columbus, Ohio 43215, Attn: Trust Services.

Additional Information on Purchases, Exchanges and Redemptions

Investment  A  Shares  and  Investment  B  Shares  of each of the  Funds  may be  purchased, exchanged  or redeemed by  contacting  the Trust,  The  Huntington  Investment  Company or a
Huntington Personal Banker.

Trust Shares may be purchased  only through  fiduciary,  advisory,  agency and other similar accounts  maintained by or on behalf of Huntington or its affiliates or correspondent  banks as well as similar customers of third party financial institutions.  Individuals who receive
Trust Shares as a result of a trust  distribution or similar  transaction or by operation of law, will be permitted to retain such Shares, but may not purchase  additional Trust Shares, except by means of the  reinvestment  of  dividends  or  distributions.  Exchanges  of Trust
Shares, if permitted by the account  agreement,  as well as redemptions of Trust Shares, are made by contacting the Trust.

Interfund  Shares are  available  only for purchase by the  Huntington  Equity Funds and the
Huntington Income Funds and may be purchased, exchanged or redeemed by contacting the Trust.

Telephone  purchase,  exchange or  redemption  requests  may be recorded and will be binding upon an investor.  Use of the telephone for exchanges or  redemptions  involves the possible risk of  loss,  since  anyone  providing  the  required  information  may be able to use the service without the shareholder's  permission.  If reasonable procedures are not followed by the  Trust,  it may be  liable  for  losses  due to  unauthorized  or  fraudulent  telephone instructions.

In times of extreme economic or market  conditions,  shareholders may have difficulty making redemptions  or exchanges by telephone.  If a shareholder  cannot make contact by telephone, redemption or exchange  requests should be made in writing and sent by overnight mail to the
Trust.

In connection with certain  redemption or exchange  requests,  a shareholder may be required to obtain a signature guarantee for authentication  purposes.  Only New Technology Medallion imprints will be accepted as signature guarantees.
Other Purchase Information

Purchases of all classes of Shares are made at NAV, plus (for  Investment A Shares only) any applicable  sales charge.  All  purchases,  except for of Interfund  Shares,  are subject to minimum  purchase  requirements,  but these  requirements  may be waived by the Distributor.
Payment for Investment A Shares or Investment B Shares may not be by third party check,  and any checks drawn from a bank located  outside the U.S.  will result in a delay in processing until the check has cleared.

If at any time the right to purchase  Shares is suspended,  although no new purchases may be made, in some circumstances  existing  shareholders may be permitted to purchase  additional
Shares and have dividends reinvested.

Payment in Kind.  In  addition  to payment by check,  Shares of a Fund may be  purchased  by customers  of the  Advisor  in  exchange  for  securities  held  by an  investor  which  are acceptable to that Fund. Investors interested in exchanging  securities must first telephone
Huntington at (800) 253-0412 for instructions  regarding submission of a written description of the securities the investor wishes to exchange.  Within five business days of the receipt of the written  description,  Huntington  will advise the investor by telephone  whether the securities to be exchanged are  acceptable to the Fund whose Shares the investor  desires to purchase and will instruct the investor  regarding  delivery of the securities.  There is no charge for this  review.  Securities  which have been  accepted by a Fund must be  delivered within five days following acceptance.

Securities  accepted  by a Fund are valued in the manner  and on the days  described  in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).

The value of the  securities  to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered  than on the date of receipt by  Huntington  of the written  description  of the  securities to be exchanged.  The basis of the exchange of such securities  for Shares of the Fund will depend on the value of the securities and the NAV of
Fund  Shares  next  determined  following  acceptance  on the day Fund  Shares are  offered.
Securities to be exchanged  must be  accompanied  by a  transmittal  form which is available from Huntington.

A gain or loss for federal  income tax  purposes  may be realized by the  investor  upon the securities exchange depending upon the cost basis of the securities tendered.  All interest, dividends,  subscription or other rights with respect to accepted  securities  which go "ex"
(the  interval  between the  announcement  and the  payments of the next  dividend or right)
after the time of  valuation  become the  property of the Fund and must be  delivered to the
Fund by the investor  forthwith  upon receipt from the issuer.  Further,  the investor  must represent  and  agree  that  all  securities  offered  to the Fund  are not  subject  to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

Sales Charge  Reductions  (Investment A Shares).  Sales  charges  applicable in purchases of
Investment A Shares may be reduced for certain  investors  or groups of  investors  who make larger investments.  Investors wishing to take advantage of these reductions should call the
Trust.

Accumulated Purchases.  If an existing shareholder already owns Investment A Shares on which he or she paid a sales charge, the sales charge or any additional  purchases will be reduced if the total amount of the  purchases  would make the  investor  eligible for a sales charge reduction.

For example,  a shareholder  who purchased  $150,000 worth of Investment A Shares in a Fund, the sales  charge on an  additional  $150,000  purchase  in that  Fund  would be the  charge applicable to a $300,000 investment.

Letter of Intent.  An  investor  may sign a letter of intent to  purchase  within a 13-month period the minimum  amount of  Investment A Shares in any Equity or Income Fund  required to be eligible for the  applicable  sales charge  reduction on each  purchase over the 13-month period.  Until the investor reaches the necessary  threshold,  the Trust will hold Shares in escrow equal to the maximum applicable sales charge.

For example,  an investor who signs a letter of intent to purchase  $100,000 in Investment A
Shares of an Equity  Fund  (other than  Rotating  Markets  Fund) will only pay a 4.00% sales charge on all  purchases  made during the 13 month period which total at least  $100,000 and the Trust will deposit the amount of the discount (1.75%) in Shares of the Fund in escrow.

The Shares  held in escrow  will be  released  to the  investor's  account at the end of the
13-month period unless the amount specified in the Letter of Intent is not purchased.

A Letter of Intent will not obligate the  investor to purchase  Investment A Shares,  but if he does,  each  purchase  during the period will be at the sales  charge  applicable  to the total amount intended to be purchased.  The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

Reinstatement  Privilege.  Every  shareholder  has a  one-time  right,  within  30  days  of redeeming  Investment A Shares, to reinvest the redemption  proceeds at the  next-determined
NAV  without  any sales  charge.  The  investor  must  notify  the Trust in  writing  of the reinvestment by the shareholder in order to eliminate a sales charge.

If the shareholder  redeems  Investment A Shares and utilizes the  reinstatement  privilege, there may be tax consequences.

Concurrent Purchases.  For purposes of qualifying for a sales charge reduction,  an investor may combine  concurrent  purchases  of  Investment  A Shares in two or more Equity or Income
Funds. For example, if an investor  concurrently  purchases  Investment A Shares in one Fund totaling $30,000 and Investment A Shares in another Fund totaling $70,000,  the sales charge will be reduced for each investment as if $100,000 had been invested in each Fund.

To receive this sales  charge  reduction,  the  applicable  Huntington  Group member must be notified in writing by the shareholder at the time the concurrent purchases are made.
Other Exchange Information

Exchanges may only be made between Funds having  identical  shareholder  registrations.  For any other exchanges you must obtain a signature guarantee.

Unless otherwise specified in writing,  the existing  registration and reinvestment  options relating to a Fund being  exchanged  will be used for any new Fund  accounts  required to be opened in the exchange.

       Exchanges  will not be  available  for Shares  purchased by check until the check has cleared.

Other Redemption Information

Redemptions  of all classes of Shares are made at NAV,  less (for  Investment B Shares only)
any  applicable  contingent  deferred  sales charge  (CDSC).  If you make  exchanges of your
Investment B Shares among the Funds,  the holding  period for  purposes of  determining  the applicable CDSC will be determined based on the purchase date of your original Shares.

If a shareholder wishes to wire redemption  proceeds to a bank other than the one previously designated,  redemption  may be delayed by as much as seven days.  To change the name of the bank  account to which  redemption  proceeds  will be wired,  a  shareholder  should  send a written  request  (and,  if necessary,  with a signature  guarantee)  to the Trust,  c/o The
Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

Proceeds from the  redemption of Shares  purchased by check will not be available  until the check has cleared.

Shareholders  of the Money Market  Funds who write checks to redeem  Investment A Shares may be subject  to certain  checking  account  fees.  Checks  written on these  accounts  may be negotiated  through the shareholder's  local bank and should not be sent to the issuing bank in order to redeem  Investment A Shares.  Canceled checks are sent to the  shareholder  each month.

Redemption  in kind.  Although  the  Funds  intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have  elected to be  governed by Rule 18f-1 under the 1940 Act,  the Funds are obligated to pay Share  redemptions to any one shareholder in cash only up to the lesser of  $250,000  or 1% of the net  assets  represented  by such Share  class  during any 90-day period.

Any Share  redemption  payment greater than this amount will also be in cash unless the Fund determines  that  payment  should be in kind.  In such a case,  the Funds  will pay all or a portion of the remainder of the redemption in portfolio  securities,  valued in the same way as a Fund  determines  its NAV. The portfolio  securities  will be selected in a manner that the Fund's Board deems fair and  equitable  and, to the extent  available,  such  securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption is made in kind, shareholders  receiving  the  portfolio  securities  and selling them before their  maturity could  receive less than the  redemption  value of the  securities  and could incur  certain transaction costs.
                              DETERMINATION OF NET ASSET VALUE
NAV is calculated at 10:30 a.m.  Eastern time for the Ohio  Municipal  Money Market Fund and the Florida  Tax-Free Money Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S.  Treasury  Money  Market Fund.  In  addition,  these Money Market Funds and all the other Funds  calculate  their NAV as of the close of the NYSE every  Monday  through  Friday except  (i)  days on  which  there  are not  sufficient  changes  in the  value  of a Fund's portfolio  securities that its NAV might be materially  affected;  (ii) days during which no
Shares are tendered for redemption and no orders to purchase Shares are received;  and (iii)
the following holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents' Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  Christmas  Day,
Columbus Day, and Veteran's Day.

In addition,  the Money Market Funds  reserve the right to allow the  purchase,  redemption, and  exchange  of  Shares  on any  other  day on  which  regular  trading  in  money  market instruments is taking place.  On any day that the bond markets close early,  such as days in advance of holidays or in the event of an  emergency,  the Money  Market  Funds  reserve the right to advance the time NAV is determined and by which purchase,  redemption, and exchange orders must be received on that day, to the time of such closing.

For valuing  securities in  calculating  NAV, the Money Market Funds have elected to use the amortized cost method of valuation  pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification  requirements of Rule  2a-7.  The  amortized  cost  method  involves  valuing  an  instrument  at its cost initially and  thereafter  assuming a constant  amortization  to maturity of any discount or premium,  regardless of the impact of fluctuating  interest rates on the market value of the instrument.  This  method  may  result in periods  during  which  value,  as  determined  by amortized  cost,  is higher  or lower  than the price a Fund  would  receive  if it sold the instrument.  The  value of  securities  in a Fund can be  expected  to vary  inversely  with changes in prevailing interest rates.  Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a  dollar-weighted  average  portfolio  maturity  appropriate to maintaining a stable NAV per Share,  provided  that no Fund will  purchase any  security  with a remaining maturity of more than 397 days  (except as described  below) nor maintain a  dollar-weighted average maturity of greater than 90 days.  Repurchase  agreements  involving the purchase of securities  with  remaining  maturities of greater than 397 days will be treated as having a maturity equal to the period  remaining  until the date on which the repurchase is scheduled to occur or, where no date is specified  and the  agreement is subject to a demand  feature, the notice period applicable to the demand to repurchase those  securities.  A variable rate instrument,  the  principal  amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand  feature,  shall be deemed to have a maturity  equal to the longer of the period  remaining  until the next  readjustment  of the  interest  rate or the period remaining until the principal amount may be recovered  through exercise of the demand feature.  A floating  rate  instrument,  the  principal  amount of which is  scheduled to be repaid in more than 397 days but which is  subject to a demand  feature,  shall be deemed to have a maturity equal to the period  remaining  until the principal  amount can be recovered through demand.

The Trustees  have  undertaken  to establish  procedures  reasonably  designed,  taking into account current market conditions and each of the Money Market Funds' investment  objective, to  stabilize  the NAV per  Share of each  Money  Market  Fund  for  purposes  of sales  and redemptions at $1.00. These procedures  include a review by the Trustees,  at such intervals as they deem  appropriate,  to determine  the extent,  if any, to which the NAV per Share of each Fund,  calculated by using available market quotations,  deviates from $1.00 per Share.
In the event such  deviation  exceeds  one-half of one percent,  Rule 2a-7 requires that the
Trustees  promptly  consider  what  action,  if any,  should be  initiated.  If the Trustees believe that the extent of any deviation from a Fund's $1.00  amortized cost price per Share may result in material  dilution or other unfair  results to  investors,  the Trustees  will take such steps as they deem  appropriate  to eliminate  or reduce to the extent  reasonably practicable any such dilution or unfair results.  These steps may include selling  portfolio
instruments  prior  to  maturity,   shortening  the  Fund's  average   portfolio   maturity,
withholding  or  reducing  dividends,  reducing  the number of a Fund's  outstanding  Shares without  monetary  consideration,  or  utilizing a NAV per Share based on  available  market quotations.  In  addition,  if the Advisor  becomes  aware that any Second Tier  Security or
Unrated  Security  held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating  categories,  the procedures  adopted by the Trustees in accordance with Rule
2a-7  require  the Advisor to dispose of such  security  unless (i) the sale would cause the deviation  between  the  Fund's  amortized  cost and  market-determined  values per Share to exceed 0.40 of 1% (in which case the Trustees  will meet to  determine  what action to take)
or (ii) the Trustees  reassess the credit  quality of the security and determine  that it is in the best interests of shareholders to retain the investment.  In the event a Fund holds a defaulted  security,  a security that has ceased to be an Eligible  Security,  or a security that has been determined to no longer present  minimal credit risks,  Rule 2a-7 requires the
Fund to dispose of the  security  unless the Trustees  determine  that such action is not in the best interest of  shareholders.  The Rule requires each Fund to limit its investments to securities  determined  to present  minimal  credit  risks  based on factors in  addition to ratings  assigned a security by an NRSRO and which are at the time of  acquisition  Eligible
Securities.

Rule 2a-7,  as amended,  defines the terms NRSRO,  Requisite  NRSROs,  Eligible  Securities,
Rated Securities,  Unrated Securities,  Demand Features,  Guarantees,  Unconditional  Demand
Features,  First Tier Securities and Second Tier  Securities in  establishing  risk limiting conditions for money market mutual funds.

A summary of those definitions follows:

"NRSRO" is any nationally  recognized  statistical rating  organization as that term is used in the  Securities  Exchange Act of 1934,  that is not an  affiliated  person of the issuer, guarantor or provider of credit  support for the  instrument.  While the Appendix to the SAI identifies each NRSRO, examples include S&P, Moody's and Fitch Ratings (Fitch).

"REQUISITE  NRSROS"  means (i) any two NRSROs that have  issued a rating  with  respect to a security or class of debt  obligations of an issuer,  or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt  obligations  of an issuer at the time the fund acquired the security, that NRSRO.

"ELIGIBLE  SECURITIES" are defined as (i) Rated Securities with a remaining  maturity of 397 or less days and which have  received  rating in one of the two highest  rating  categories;
(ii) Unrated Securities that are of comparable  equality,  provided that an Unrated Security is not an Eligible  Security if the security has received a long-term  rating from any NRSRO that is not within  the  NRSRO's  three  highest  long-term  rating  categories,  unless the security has received a long-term  rating from an NRSRO in one of the three  highest  rating categories,  and  provided  that  certain  asset  backed  securities  shall not be  Eligible
Securities  unless they have  received a rating from an NRSRO;  and (iii)a  security that is subject to a Demand  Feature or Guarantee  whether the  Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor  that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation  within that class) that is  comparable  in priority  and  security to the  Guarantee,  or another  institution,  has undertaken  promptly to notify the holder of the security in the event the Demand Feature or
Guarantee is substituted with another Demand Feature or Guarantee.

"RATED  SECURITIES"  include (i) securities  that have received a short-term  rating from an
NRSRO, or have been issued by an issuer that has received a short-term  rating from an NRSRO with respect to a class of debt obligations (or any debt obligation  within that class) that is comparable in priority and security,  or (ii)  securities that are subject to a Guarantee that has received a short-term  rating from an NRSRO,  or a Guarantee  issued by a guarantor that has  received  a  short-term  rating  from an  NRSRO  with  respect  to a class of debt obligations (or any debt obligation  within that class) that is comparable in priority and a security  with the  Guarantee.  In either case, a security is not a Rated  Security if it is subject to an external credit support  agreement that was no in effect when the security was assigned its rating,  unless the security has received a short-term  rating  reflecting  the existence  of the credit  support or the credit  support  itself has  received a  short-term rating.

"UNRATED SECURITIES" are any securities that are not Rated Securities.

"DEMAND  FEATURE" is (i) a feature  permitting the holder of a security to sell the security at an exercise  price equal to the  approximate  amortized cost of the security plus accrued interest,  if any, at the time of exercise,  provided that such feature must be  exercisable either at any time on no more than 30 calendar  days' notice or at specified  intervals  not exceeding  397  calendar  days and upon no more than 30  calendar  days'  notice;  or (ii) a feature permitting the holder of certain asset backed securities  unconditionally to receive principal and interest within 397 calendar days of making demand.

"GUARANTEE"  is an  unconditional  obligation  of a  person  other  than the  issuer  of the security  to  undertake  to  pay,  upon  presentment  by the  holder  of the  Guarantee  (if required),  the principal  amount of the underlying  security plus accrued interest when due or upon default,  or, in the case of an  Unconditional  Demand  Feature,  an obligation that entitles  the  holder  to  receive  upon  exercise  the  approximate  amortized  cost of the underlying  security or securities,  plus accrued interest,  if any. A Guarantee  includes a letter of credit,  financial guaranty (bond) insurance,  and an Unconditional Demand Feature
(other than an Unconditional Demand Feature provided by the issuer of the security).

"UNCONDITIONAL  DEMAND  FEATURE"  means a Demand  Feature that by its terms would be readily exercisable  in the event of a default in payment of principal or interest on the underlying security or securities.

"FIRST  TIER  SECURITY"  means  any (i)  Rated  Security  which  has  received  the  highest short-term  rating by the Requisite NRSROs for debt  obligations,  (ii) any Unrated Security that is of comparable quality,  (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

"SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

Each of the  Funds  relies  on one or more  pricing  services  authorized  by the  Board  of
Trustees  (Authorized  Pricing Services) to value its securities in calculating NAV. Each of the Funds values its securities in calculating NAV as follows.  Equity  securities traded on a national  securities exchange or quoted on the NASDAQ National Market System are valued at their  last-reported  sale price on the  principal  exchange  or official  closing  price as reported by NASDAQ or, if there is no  reported  sale,  and in the case of  over-the-counter securities not included in the NASDAQ  National  Market System,  at a bid price estimated by an Authorized  Pricing Service.  Fixed Income,  securities  traded on a national  securities exchange or in the over-the-counter  market are valued at their last-reported sale price or, if there is no reported  sale, at a bid price  estimated by an Authorized  Pricing  Service.
For other debt securities,  including  zero-coupon  securities,  and foreign securities,  an
Authorized Pricing Service will be used.

U.S.  government  securities  held by the  Mortgage  Securities  Fund are valued at the mean between the  over-the-counter  bid and asked prices as furnished  by an  Authorized  Pricing
Service.

Short-term  investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Investments in other open-end investment companies are valued at NAV.

For  securities  which  cannot be  priced by an  Authorized  Pricing  Service,  the Board of
Trustees  has  authorized  the  Trust's  record  keeper  to  seek a good  faith  fair  value determination  from a broker-dealer or other financial  intermediary.  The Board of Trustees has also  established  a Pricing  Committee  which  will  determine  in good  faith the fair valuation of a security in the event that market  quotations are not readily  available.  In certain  circumstances,  in  accordance  with the Trust's  Pricing  Procedures,  the Pricing
Committee  may seek a good  faith  fair  value  determination  where an  Authorized  Pricing
Service has provided a price.

If any securities held by a Fund are restricted as to resale,  their fair value is generally determined as the amount which the Fund could  reasonably  expect to realize from an orderly disposition of such  securities over a reasonable  period of time. The valuation  procedures applied  in  any  specific  instance  are  likely  to  vary  from  case  to  case.  However, consideration  is  generally  given  to the  financial  position  of the  issuer  and  other
fundamental   analytical  data  relating  to  the  investment  and  to  the  nature  of  the restrictions  on  disposition of the securities  (including any  registration  expenses that might be borne by the Fund in  connection  with such  disposition).  In  addition,  specific factors are also generally considered,  such as the cost of the investment, the market value of any  unrestricted  securities  of the same class (both at the time of purchase and at the time of  valuation),  the size of the  holding,  the  prices of any recent  transactions  or offers with respect to such securities,  and any available  analysts'  reports regarding the issuer.

Generally,  trading in certain  securities  (such as foreign  securities)  is  substantially completed  each day at  various  times  prior to the close of the NYSE.  The values of these securities  used in determining  the NAV of the Fund's Shares are computed as of such times.
Also,  because of the amount of time required to collect and process trading  information as to  large  numbers  of  securities  issues,  the  values  of  certain  securities  (such  as convertible bonds and U.S. Government  securities) are determined based on market quotations collected  earlier  in the day at the  latest  practicable  time  prior to the  close of the
Exchange.  Occasionally,  events  affecting the value of such  securities  may occur between such times and the close of the Exchange  which will not be reflected in the  computation of the Fund's NAV. If events  materially  affecting the value of such  securities  occur during such  period,  then  these  securities  will be valued at their  fair  value,  in the manner described above.

The  proceeds  received by each Fund for each issue or sale of its  Shares,  and all income, earnings,  profits, and proceeds thereof,  subject only to the rights of creditors,  will be specifically  allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account,  and will be charged  with the  liabilities  in  respect of such Fund and with a Share of the  general liabilities  of the  Trust.  Expenses  with  respect  to any  two or  more  Funds  are to be allocated in  proportion to the NAVs of the  respective  Funds except where  allocations  of direct expenses can otherwise be fairly made.
                                        TAXES

Federal Income Taxation

It is intended  that each Fund qualify  each year as a regulated  investment  company  under
Subchapter  M of the Code.  In order to  qualify  for the  special  tax  treatment  accorded regulated investment companies and their shareholders, a Fund must, among other things:

       (a)  derive at least 90% of its gross income from dividends,  interest, payments with respect  to  certain  securities  loans,  and  gains  from  the  sale  or  other disposition  of  stock,  securities  and  foreign  currencies,  or other  income
            (including  but  not  limited  to  gains  from  options,   futures,  or  forward
            contracts)  derived  with  respect to its  business of  investing in such stock, securities, or currencies;

       (b)  distribute  with  respect  to each  taxable  year at least 90% of the sum of its
            "investment  company  taxable  income" (as that term is defined in the Code) and its tax-exempt  interest  income (less  deductions  attributable to that income)
            for such year, if any; and

       (c)  diversify its holdings so that,  at the end of each fiscal  quarter (i) at least
            50% of the market  value of the  Fund's  assets is  represented  by cash or cash items (including receivables),  U.S. Government securities,  securities of other regulated investment  companies,  and other securities limited in respect of any one  issuer to a value not  greater  than 5% of the  value of the  Fund's  total assets and 10% of the  outstanding  voting  securities of such issuer,  and (ii)
            not more  than 25% of the  value of its  assets is  invested  in the  securities
            (other  than  those  of  the  U.S.  Government  or  other  regulated  investment companies)  of any one issuer or of two or more issuers  which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund  qualifies  as a  regulated  investment  company  that  is  accorded  special  tax treatment,  the Fund  will not be  subject  to  federal  income  tax on  income  paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to qualify as a regulated  investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate  rates, and all  distributions  from earnings and profits,  including any distribution of net tax-exempt income  and net  long-term  capital  gains,  would be taxable to  shareholders  as  ordinary income.  In addition,  the Fund could be required to recognize  net  unrealized  gains,  pay substantial taxes and interest, and make substantial  distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year  substantially  all of its ordinary  income for such year and  substantially all of its net capital gains for the year ending October 31
(or later if the Fund is  permitted  so to elect and so elects),  plus any  retained  amount from the prior  year,  the Fund will be subject to a 4% excise tax on the  under-distributed amounts.  Each Fund intends generally to make  distributions  sufficient to avoid imposition of the 4% excise tax.

Fund  distributions.  Distributions from a Fund (other than  exempt-interest  dividends,  as discussed  below) will be taxable to  shareholders  as ordinary income to the extent derived from the Fund's  investment  income and net short-term  gains.  Distributions of net capital gains  (that is, the excess of net gains from  capital  assets  held more than one year over net  losses  from  capital  assets  held for not more  than one  year)  will be  taxable  to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund.

Due to certain of a Fund's  hedging  and other  investment  activities,  the net  investment income  calculated for accounting  purposes and distributed to  shareholders  may in certain circumstances  exceed or be less than a Fund's net tax exempt and taxable income.  If a Fund distributes  amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes),  such  distributions to shareholders will be treated as a return of capital to the extent of a shareholder's  basis in his or her
Shares,  and  thereafter as gain from the sale or exchange of a capital  asset.  A return of capital is not taxable to a  shareholder  and has the effect of reducing  the  shareholder's basis in the relevant  Shares.  However,  because a Fund's expenses  attributable to earning tax exempt income do not reduce the Fund's  current  earnings and profits,  a portion of any distribution  in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's  earnings and profits and may  therefore be treated as a taxable  dividend
(even though that portion economically represents a return of the Fund's capital).

Exempt-interest  dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders  only if, at the close of each quarter of the Fund's taxable year, at least 50%
of the total value of the Fund's  assets  consists of  obligations  the interest on which is exempt  from  federal  income  tax.  Distributions  that the  Fund  properly  designates  as exempt-interest  dividends  are  treated as interest  excludable  from  shareholders'  gross income for federal  income tax  purposes but may be taxable for federal AMT purposes and for state  and  local  purposes  (see  below).  If a Fund  intends  to pay only  exempt-interest dividends,  the Fund may be limited in its ability to engage in such taxable transactions as forward  commitments,  repurchase  agreements,  financial futures,  and options contracts on financial futures,  tax-exempt bond indices,  and other assets.  Part or all of the interest on indebtedness,  if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest  dividends is not deductible.  The portion of interest that is not  deductible  is equal to the total  interest  paid or  accrued  on the  indebtedness, multiplied by the percentage of the Fund's total distributions (not including  distributions from  net  long-term  capital  gains)  paid  to the  shareholder  that  are  exempt-interest dividends.  Under rules used by the  Internal  Revenue  Service to determine  when  borrowed funds are considered used for the purpose of purchasing or carrying  particular  assets, the purchase of Shares may be considered to have been made with borrowed  funds even though such funds are not  directly  traceable to the  purchase of Shares.  In general,  exempt-interest dividends,  if any,  attributable to interest received on certain private activity bonds and certain  industrial  development  bonds will not be tax-exempt to any  shareholders  who are
"substantial  users" of the facilities  financed by such bonds or who are "related  persons"
of such substantial users (within the meaning of Section 147(a) of the Code).  Recipients of certain  Social  Security  and  Railroad  Retirement  benefits may have to take into account exempt-interest  dividends  from the Fund in  determining  the  taxability of such benefits.
Shareholders  should  consult their own tax advisor  regarding the potential  effect on them
(if any) of any  investment  in the Fund. A Fund which is  qualified to pay  exempt-interest dividends  will  inform  investors  within  60 days of the  Fund's  fiscal  year  end of the percentage of its income distributions  designated as tax-exempt.  The percentage is applied uniformly to all distributions made during the year.

Hedging  transactions.  Certain  investment  and  hedging  activities  of a Fund,  including
transactions  in  options,  futures  contracts,   straddles,   forward  contracts,   foreign
currencies,  foreign securities,  or other similar transactions,  will be subject to special tax rules. In a given case,  these rules may accelerate  income to the Fund, defer losses to the Fund,  cause  adjustments  in the  holding  periods  of the  Fund's  assets,  or convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount,  timing,  and character of the Fund's income and  distributions to shareholders.
Income earned as a result of these transactions  would, in general,  not be eligible for the dividends received deduction or for treatment as exempt-interest  dividends when distributed to shareholders.  Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Foreign   currency-denominated   securities  and  related  hedging  transactions.  A  Fund's transactions in foreign  currency-denominated  debt  securities,  certain  foreign  currency options,  futures contracts,  and forward contracts may give rise to ordinary income or loss to the extent  such income or loss  results  from  fluctuations  in the value of the foreign currency concerned.

Foreign Tax Credit.  If more than 50% of a Fund's  assets at year end  consists of the stock or  securities  in foreign  corporations,  that Fund  intends  to  qualify  for and make the election  permitted under Section 853 of the Code so that shareholders will be able to claim a credit or  deduction  on their  income tax returns  for,  and will be required to treat as part of the amount  distributed to them,  their pro rata portion of qualified  taxes paid by the  Fund to  foreign  countries  (which  taxes  relate  primarily  to  investment  income).
Shareholders  who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.  A  shareholder's  ability to claim such a foreign tax credit  will be  subject to certain  limitations  imposed by the Code,  as a result of which shareholders  may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. A Fund's  investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or redemption of Shares.  The sale,  exchange or redemption of a Fund's Shares may give rise to a gain or loss. In general,  any gain or loss realized upon a taxable disposition of
Shares will be treated as  long-term  capital  gain or loss if the Shares have been held for more than 12 months.  Otherwise  the gain or loss on the sale,  exchange or  redemption of a
Fund's Shares will be treated as short-term capital gain or loss.  However, if a shareholder sells  Shares at a loss  within  six months of  purchase,  any loss will be  disallowed  for
Federal income tax purposes to the extent of any exempt-interest  dividends received on such
Shares.  In  addition,  any loss  (not  already  disallowed  as  provided  in the  preceding sentence) realized upon a taxable  disposition of Shares held for six months or less will be treated as long-term,  rather than short-term,  to the extent of any long-term  capital gain distributions  received by the shareholder  with respect to the Shares.  All or a portion of any loss realized upon a taxable  disposition of a Fund's Shares will be disallowed if other
Shares of the same Fund are  purchased  within 30 days before or after the  disposition.  In such a case,  the basis of the newly  purchased  Shares  will be  adjusted  to  reflect  the disallowed loss.

Backup  Withholding.  In  general,  a Fund is  required  to  withhold  and remit to the U.S.
Treasury a percentage of the proceeds of Share sales,  exchanges, or redemptions made by and taxable dividends and other  distributions  paid to any individual  shareholder who fails to properly  furnish the Fund with a correct  taxpayer  identification  number  (TIN),  who has under- reported  dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such  withholding.  Pursuant to recently enacted tax legislation,  the backup  withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29%
for amounts  paid during 2004 and 2005,  and (iii) 28% for amounts  paid during 2006 through
2010. This legislation  will expire and the backup  withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations  affecting the application to foreign investors
of  the  back-up   withholding  and   withholding   tax  rules  described   above.  In  some
circumstances,  the new rules increase the certification and filing requirements  imposed on foreign  investors in order to qualify for exemption from the back-up  withholding tax rates and for reduced  withholding tax rates under income tax treaties.  Foreign  investors in the
Fund should  consult their tax advisors with respect to the potential  application  of these new regulations.

The foregoing is only a summary of some of the important  federal income tax  considerations generally  affecting purchases of Shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its  shareholders,  and this discussion is not intended as a substitute for careful tax planning. Accordingly,  investors are urged to consult their tax advisors with specific reference to their own tax situation.

State Taxation

Florida.   Florida  does  not  impose  an  income  tax  on  individuals.   Thus,  individual
shareholders of the Florida  Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund.

Florida  does impose a state  income tax on the income of  corporations,  limited  liability companies  (that are  subject to federal  income  taxation)  and certain  trusts  (excluding probate and  testamentary  trusts),  that is allocated or apportioned to Florida.  For those types of  shareholders,  in  determining  income  subject to Florida  corporate  income tax,
Florida  generally  "piggy-backs"  federal taxable income  concepts,  subject to adjustments that are applicable to all  corporations and some adjustments that are applicable to certain classes of corporations.  In regard to the Florida Tax-Free Money Fund, the most significant adjustment  is for interest  income from state and local bonds that is exempt from tax under
Section  103 of the Code.  Provided  that the Florida  Tax-Free  Money Fund  qualifies  as a regulated  investment company under the Code and complies with the requirement that at least
50% of the value of its assets at the close of each  quarter of its taxable year be invested in state,  municipal  or other  obligations  the  interest on which is exempt from tax under
Section  103 of the Code,  corporate  shareholders  of the Florida  Tax-Free  Money Fund may receive Section 103 interest income from Florida  Tax-Free Money Fund  distributions.  While
Section 103 interest  income is generally  excluded from taxable  income for federal  income tax purposes,  it is added back to taxable income for Florida  corporate income tax purposes
(only 40% of such  income is added back for  corporate  taxpayers  subject to Florida  AMT).
Consequently,  the  portion of the Section  103  interest  income (or 40% of that amount for corporate  taxpayers  subject to the Florida AMT)  allocated or  apportioned to Florida of a corporate  Florida Tax-Free Money Fund shareholder  arising from Florida Tax-Free Money Fund distributions is subject to Florida  corporate income taxes.  Other  distributions  from the
Florida  Tax-Free  Money  Fund  to  corporate  shareholders,  to  the  extent  allocated  or apportioned to Florida, may also be subject to Florida income tax.

Provided  that on  January  1 of a given  year at least 90% of the NAV of the  portfolio  of assets  of the  Florida  Tax-Free  Money  Fund is  comprised  of  notes,  bonds,  and  other obligations issued by the State of Florida or its municipalities,  counties and other taxing districts,  the U.S. Government and its agencies,  Puerto Rico, Guam and the Virgin Islands, and other investments  exempt from Florida  intangible  personal property tax, Shares of the
Florida  Tax-Free  Money Fund will not be subject to Florida  intangible  personal  property taxes for that year. If the Florida  Tax-Free  Money Fund fails to meet this 90% test,  then the entire value of the Florida  Tax-Free  Money Fund Shares (except for that portion of the value  attributable  to  U.S.  government  obligations)  will  be  subject  to  the  Florida intangible personal property tax.

Shareholders  of the Florida  Tax-Free  Money Fund should  consult their tax advisors  about other state and local tax  consequences of their  investments in the Florida  Tax-Free Money
Fund.

Michigan.  Provided  that the Michigan  Tax-Free  Fund  qualifies as a regulated  investment company under the Code and complies with the  requirement  that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state,  municipal or other  obligations  the  interest  on which is exempt  from tax under  Section 103 of the
Code,  individual  shareholders of the Michigan  Tax-Free Fund residing in Michigan will not be subject to Michigan  personal  income tax or personal  income taxes  imposed by cities in
Michigan,  and corporate  shareholders  will not be subject to the Michigan  single business tax,  on  distributions  received  from  the  Michigan  Tax-Free  Fund  to the  extent  such distributions  are  attributable  to  interest  on  tax-exempt  obligations  of the State of
Michigan  or  any   municipality,   political   subdivision   or   governmental   agency  or
instrumentality  thereof or on  obligations  issued by the  Governments  of Puerto Rico, the
Virgin Islands and Guam.  Other  distributions  from the Michigan  Tax-Free Fund,  including those related to long-term and short-term  capital gains,  will generally not be exempt from the  Michigan  personal  income tax or single  business  tax.  Shareholders  of the Michigan
Tax-Free  Fund  should   consult  their  tax  advisors  about  other  state  and  local  tax consequences of their investments in the Michigan Tax-Free Fund.

Ohio.  Under  current Ohio law,  individuals  and estates that are subject to Ohio  personal income tax or municipal or school  district income taxes in Ohio will not be subject to such taxes on  distributions  with respect to Shares of the Ohio  Municipal  Money Market Fund or
the Ohio Tax-Free Fund  (Distributions)  to the extent that such  Distributions are properly attributable  to interest on  obligations  of the State of Ohio,  political or  governmental subdivisions  thereof  as  defined  in  Section  5709.76(D)(10)  of the Ohio  Revised  Code,
nonprofit  corporations  authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or  instrumentalities  of Ohio or its political  subdivisions  (Ohio
Obligations).  Corporations that are subject to the Ohio corporation  franchise tax will not have to  include  Distributions  in their  tax base for  purposes  of  calculating  the Ohio corporation  franchise on the net income basis to the extent that such Distributions  either constitute  exempt-interest  dividends  for  federal  income tax  purposes  or are  properly attributable to interest on Ohio  Obligations.  However,  Shares of the Ohio Municipal Money
Market  Fund and the Ohio Tax Free Fund will be  included  in a  corporation's  tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

Distributions  that  consist  of  interest  on  obligations  of  the  United  States  or its territories  or  possessions  or of any authority,  commission,  or  instrumentality  of the
United States ("Territorial  Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal  income tax, and municipal  and  school  district  income  taxes  in  Ohio.  In  addition,  net  interest  on
Territorial  Obligations  is  excluded  from the net  income  base of the  Ohio  corporation franchise tax to the extent such  interest is excluded from gross income for federal  income tax purposes.

Distributions  properly attributable to profit on the sale, exchange or other disposition of
Ohio  Obligations  will not be subject to the Ohio  personal  income  tax, or  municipal  or school  district income taxes in Ohio and will not be included in the net income base of the
Ohio corporation franchise tax.  Distributions  attributable to other sources generally will not be exempt from the Ohio personal  income tax,  municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

The Ohio Municipal  Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal  income  tax or  school  district  or  municipal  income  taxes in  Ohio.  The Ohio
Municipal  Money  Market  Fund  and the  Ohio  Tax-Free  Fund  are not  subject  to the Ohio corporation  franchise tax or the Ohio dealers in intangibles  tax,  provided that, if there is a sufficient  nexus between the State of Ohio and such entity that would enable the State to tax such entity,  the Fund timely files the annual report  required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner  has waived this annual filing  requirement for each tax year since 1990, the first tax year to which such requirement applied.

This  discussion  of Ohio taxes  assumes that the Ohio  Municipal  Money Market Fund and the
Ohio  Tax-Free Fund will each  continue to qualify as a regulated  investment  company under the  Internal  Revenue  Code and that at all  times at least  50% of the  value of the total assets of each of the Funds  consists of Ohio  Obligations  or similar  obligations of other states or their subdivisions.

Shareholders  of the Ohio  Municipal  Money  Market Fund and the Ohio  Tax-Free  Fund should consult  their  tax  advisors  about  other  state  and  local  tax  consequences  of  their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

The net  investment  income of each class of Shares of each Money Market Fund is  determined as of 4:00 p.m.  (Eastern  Time) each  Business  Day.  All of the net  investment  income so determined  normally will be declared as a dividend daily to  shareholders of record of each class as of the close of business and prior to the  determination  of NAV.  However,  if you purchase Shares by check, ACH or SIP, you will begin earning  dividends on the next business day after  your order has been  received  by the Trust.  Unless  the  Business  Day before a weekend or holiday is the last day of an accounting  period,  the dividend  declared on that day will include an amount in respect of the Fund's income for the  subsequent  non-business day or days.  No daily  dividend  will  include  any  amount of net  income in  respect of a subsequent  semiannual  accounting  period.  Dividends  declared  during  any month  will be invested  as of the close of business  on the last  calendar  day of that month (or the next
Business Day after the last  calendar day of the month if the last calendar day of the month is a  non-business  day) in  additional  Shares of the same class of the Fund at the NAV per
Share,  normally  $1.00,  determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of a class of Shares of a Money  Market  Fund  consists  of all  interest  income accrued  on  portfolio  assets  less all  expenses  of the Fund and the class and  amortized market premium.  Amortized market discount is included in interest income. None of the Money
Market Funds  anticipates  that it will normally  realize any  long-term  capital gains with respect to its portfolio securities.

Normally  each class of Shares of the Money  Market Funds will have a positive net income at the  time of each  determination  thereof.  Net  income  may be  negative  if an  unexpected liability  must be  accrued or a loss  realized.  If the net income of a class or classes of
Shares of a Money  Market  Fund  determined  at any time is a negative  amount,  the NAV per
Share of such  class or  classes  will be  reduced  below  $1.00  unless  one or more of the following steps, for which the Trustees have authority,  are taken: (1) reduce the number of
Shares in each  shareholder's  account of the applicable  class or classes,  (2) offset each shareholder's  pro rata portion of negative  net income  against the  shareholder's  accrued dividend  account  or  against  future  dividends  with  regard to the  applicable  class or classes,  or (3) combine  these  methods in order to seek to obtain the NAV per Share of the applicable  class or classes at $1.00. The Trustees may endeavor to restore a Fund's NAV per
Share to  $1.00  by not  declaring  dividends  from net  income  on  subsequent  days  until restoration,  with the result that the NAV per Share will increase to the extent of positive net income which is not declared as a dividend.

Should a Money Market Fund incur or anticipate,  with respect to its portfolio,  any unusual or unexpected  significant expense or loss which would affect  disproportionately the Fund's income for a particular  period,  the Trustees would at that time consider whether to adhere to the  dividend  policy  described  above or to revise  it in light of the then  prevailing circumstances in order to ameliorate,  to the extent possible,  the disproportionate  effect of such  expense  or loss on  then  existing  shareholders.  Such  expenses  or  losses  may nevertheless  result in a  shareholder's  receiving no dividends for the period during which the Shares are held and  receiving  upon  redemption a price per Share lower than that which was paid.

Other Funds
Each of the Funds, other than the Money Market Funds, will declare and distribute  dividends from net  investment  income of each class of Shares,  if any, and will  distribute  its net realized capital gains, with respective to each class of Shares, if any, at least annually.

                                  PERFORMANCE INFORMATION
From time to time the Trust may advertise the  performance of one or more of the Funds.  All data  is  based  on  past  performance  and is not  intended  to  indicate  future  results.
Performance  of Trust  Shares,  as compared to  Investment A Shares or  Investment B Shares, will normally be higher  because  Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

Money Market Funds

Generally,  the Money Market Funds will advertise  seven-day yields and seven-day  effective yields.  In addition,  the Ohio Municipal  Money Market Fund and the Florida  Tax-Free Money
Fund may also advertise tax-equivalent yields.

The yield for each class of Shares of a Money  Market Fund is computed  by  determining  the percentage  net  change,  excluding  capital  changes and any income  other than  investment income,  in the value of a hypothetical  pre-existing  account having a balance of one Share at the  beginning  of the  period,  subtracting  a charge  reflecting  any  deductions  from shareholder  accounts,  and  dividing  the  difference  by the value of the  account  at the beginning  of the base period to obtain the base period  return,  and then  multiplying  the base period return by 365/7 (or approximately 52 weeks).

The effective  yield for each class of Shares of a Fund represents a compounding of the base period  return by adding 1,  raising the sum to a power equal to 365/7,  and  subtracting  1 from the result, according to the following formula:

                   Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent  yield  is  computed  by  dividing  the  portion  of a Fund's  yield  that is tax-exempt by 1 minus a stated  income tax rate and adding the quotient to that portion,  if any, of the Fund's yield that is not tax-exempt.

Based on the seven-day  period ended  December 31, 2002 (the "base  period"),  the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:

      Fund-Trust Shares                                    Yield   Effective Yield

      Money Market Fund...............................      0.63%        0.64%
      Ohio Municipal Money Market Fund................      0.60%        0.60%
      Florida Tax-Free Money Fund.....................      0.46%        0.46%
      U.S. Treasury Money Market Fund.................      0.64%        0.65%

Based on the seven-day  period ended  December 31, 2002 (the "base  period"),  the yield and effective  yield of the  Investment  A, B and  Interfund  Shares of the Money  Market  Funds
listed below were as follows:

      Fund-Investment A Shares                               Yield Effective Yield

      Money Market Fund...............................       0.38%       0.38%
      Ohio Municipal Money Market Fund................       0.36%       0.36%
      Florida Tax-Free Money Fund.....................       0.24%       0.24%
      U.S. Treasury Money Market Fund.................       0.39%       0.39%

      Money Market B Shares                                  Yield Effective Yield

      Money Market B Shares...........................       0.25%       0.25%

      Money Market Interfund Shares                          Yield Effective Yield

      Money Market Interfund Shares...................       0.88%       0.89%

The  tax-equivalent  yield for Trust Shares of the Ohio Municipal  Money Market Fund for the
seven-day  period ended  December 31, 2002,  was 1.13%  (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield for Investment A Shares of the Ohio  Municipal  Money Market Fund
for the  seven-day  period  ended  December 31, 2002,  was 0.68%  (assuming a 39.6%  federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield  for Trust  Shares of the  Florida  Tax-Free  Money  Fund for the
seven-day  period ended  December 31, 2002,  was 0.76%  (assuming a 39.6% federal income tax bracket).

The tax-equivalent  yield for Investment A Shares of the Florida Tax-Free Money Fund for the
seven-day  period ended  December 31, 2002,  was 0.40%  (assuming a 39.6% federal income tax bracket).

Other Funds

Generally,  the Equity and Income Funds will  advertise  average  annual total  returns.  In addition,  the Ohio  Tax-Free Fund and the Michigan  Tax-Free Fund may advertise  thirty-day tax-equivalent yields.

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance with SEC guidelines,  the average annual total return for each class of Shares is  calculated  according to the  following  formula:  where p = a  hypothetical  initial of
$1,000;  n = number of years; and ERV = ending  redeemable value of the hypothetical  $1,000 investment after the investment period.

In  accordance  with SEC  guidelines,  the  yield  for each  class of Shares of an Equity or
Income Fund is computed by dividing the net  investment  income per Share earned  during the period by the maximum  offering price per Share on the last day of the period,  according to the following formula:

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

Where a = dividends  and interest  earned  during the period;  b = expenses  accrued for the period (net of  reimbursements);  c = the average daily number of shares  outstanding during the period that were entitled to receive  dividends;  and d = the maximum offering price per share on the last day of the period.

In accordance with SEC  guidelines,  the  tax-equivalent  yield for each class of the Equity and Income  Funds is computed by dividing the portion of the yield that is  tax-exempt  by 1 minus a stated  income tax rate and adding the  quotient  to that  portion,  if any,  of the yield that is not tax-exempt.

The average  annual total returns for Investment A Shares and Investment B Shares of each of the following  Funds  (including  the effect of the sales load) for the one-year,  five-year and ten-year  periods and for the life of the  respective  Fund  through  December 31, 2002, were as follows:

                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund Investment A Shares       12/31/2002   12/31/2002   12/31/2002   12/31/2002
----------------------------------------------------------------------------------
Growth Fund
  Before Taxes                  (26.92)%     (3.41)%       6.16%       6.71%(1)
  After Taxes on Distributions  (26.92)%     (4.16)%       4.95%       5.54%(1)
  After        Taxes        on
  Distributions  and  Sale  of  (16.53)%     (2.58)%       4.85%       5.33%(1)
  Shares
Income Equity Fund
  Before Taxes                  (17.83)%     (1.57)%       6.58%       6.51%(2)
  After Taxes on Distributions  (18.87)%     (2.92)%       5.04%       5.06%(2)
  After        Taxes        on
  Distributions  and  Sale  of  (10.87)%     (1.71)%       4.77%       4.78%(2)
  Shares
Rotating Markets Fund
  Before Taxes                  (17.34)%       N/A          N/A      (16.39)% (3)
  After Taxes on Distributions  (17.34)%       N/A          N/A      (16.39)% (3)
  After        Taxes        on
  Distributions  and  Sale  of  (10.65)%       N/A          N/A      (12.95)% (3)
  Shares
Dividend Capture Fund
  Before Taxes                   (6.15)%       N/A          N/A       0.29% (4)
  After Taxes on Distributions   (7.83)%       N/A          N/A      (1.90)% (4)
  After        Taxes        on
  Distributions  and  Sale  of   (3.77)%       N/A          N/A      (0.82)% (4)
  Shares

International Equity Fund
  Before Taxes                  (18.45)%       N/A          N/A      (22.55)% (4)
  After Taxes on Distributions  (18.45)%       N/A          N/A      (22.57)% (4)
  After        Taxes        on
  Distributions  and  Sale  of  (11.33)%       N/A          N/A      (17.64)% (4)
  Shares

                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund Investment A Shares       12/31/2002   12/31/2002   12/31/2002   12/31/2002
----------------------------------------------------------------------------------
Mid Corp America Fund
  Before Taxes                  (18.36)%       N/A          N/A      (8.54)% (4)
  After Taxes on Distributions  (18.36)%       N/A          N/A      (8.59)% (4)
  After        Taxes        on
  Distributions  and  Sale  of  (11.27)%       N/A          N/A      (6.80)% (4)
  Shares
New Economy Fund
  Before Taxes                  (18.73)%       N/A          N/A      (10.05)% (4)
  After Taxes on Distributions  (18.73)%       N/A          N/A      (10.08)% (4)
  After        Taxes        on
  Distributions  and  Sale  of  (11.50)%       N/A          N/A      (7.98)% (4)
  Shares
Situs Small Cap Fund
  Before Taxes                     N/A         N/A          N/A      (3.79)% (5)
  After Taxes on Distributions     N/A         N/A          N/A      (3.79)% (5)
  After        Taxes        on     N/A
  Distributions  and  Sale  of                 N/A          N/A      (2.33)% (5)
  Shares
Mortgage Securities Fund
  Before Taxes                    2.16%       5.27%        5.18%       5.75%(6)
  After Taxes on Distributions    0.47%       3.08%        2.19%       2.72%(6)
  After        Taxes        on
  Distributions  and  Sale  of    1.30%       3.09%        2.50%       2.98%(6)
  Shares
Ohio Tax-Free Fund
  Before Taxes                    2.83%       3.48%        4.19%       4.58%(1)
  After Taxes on Distributions    1.55%       1.83%        2.46%       2.88%(1)
  After        Taxes        on
  Distributions  and  Sale  of    1.74%       1.97%        2.49%       2.85%(1)
  Shares
Michigan Tax-Free Fund
  Before Taxes                    2.87%       3.53%        4.78%       5.02%(7)
  After Taxes on Distributions    2.81%       3.41%        4.71%       4.96%(7)
  After        Taxes        on
  Distributions  and  Sale  of    2.96%       3.57%        4.67%       4.89%(7)
  Shares
Fixed Income Securities Fund
  Before Taxes                    2.03%       4.69%        5.57%       6.33%(1)
  After Taxes on Distributions    0.25%       2.38%        3.13%       3.90%(1)
  After        Taxes        on
  Distributions  and  Sale  of    1.20%       2.56%        3.20%       3.88%(1)
  Shares
Intermediate Government
Income Fund
  Before Taxes                    3.99%       5.53%        5.72%       5.91%(7)
  After Taxes on Distributions    2.32%       3.49%        3.52%       3.74%(7)
  After        Taxes        on
  Distributions  and  Sale  of    2.40%       3.37%        3.44%       3.64%(7)
  Shares
Short/Intermediate Fixed
Income Securities Fund
  Before Taxes                    3.25%       4.96%        5.29%      6.21% (8)
  After Taxes on Distributions    1.49%       2.69%        2.87%      3.77% (8)
  After        Taxes        on
  Distributions  and  Sale  of    1.96%       2.82%        3.00%      3.84% (8)
  Shares

(1)   Since 5/1/91
(2)   Performance  shown  represents  combined  performance  of the Trust  Shares class from
      7/3/89 to 5/14/97  (adjusted to reflect expenses  associated with Investment A Shares)
      and the Investment A Shares class since its 5/14/97 inception.
(3)   Since 5/1/01
(4)   Since 3/1/01
(5)   The Fund commenced  operations on September 30, 2002.  Cumulative returns are shown as of 12/31/02.
(6)   Since 6/2/92
(7)   Performance  shown includes the applicable  predecessor FMB Fund,  effective  4/13/98.
      Performance shown since inception date of 12/2/91.
(8)   Performance  shown  represents  performance  of the Trust Shares  (adjusted to reflect expenses associated with Investment A Shares).

                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund Investment B Shares       12/31/2002   12/31/2002   12/31/2002   12/31/2002
----------------------------------------------------------------------------------
Growth Fund+
  Before Taxes                  (26.73)%     (3.23)%       6.04%      6.55% (1)
  After Taxes on Distributions  (26.73)%     (3.94)%       4.87%      5.61% (1)
  After        Taxes        on
  Distributions  and  Sale  of  (16.41)%     (2.37)%       4.80%      5.42% (1)
  Shares
Income Equity Fund +
  Before Taxes                  (17.49)%     (1.29)%       6.64%       6.44%(2)
  After Taxes on Distributions  (18.44)%     (2.47)%       5.31%      5.18% (2)
  After        Taxes        on
  Distributions  and  Sale  of  (10.66)%     (1.37)%       4.99%      4.89% (2)
  Shares
Dividend Capture Fund
  Before Taxes                   (5.54)%       N/A          N/A       1.03% (3)
  After Taxes on Distributions   (7.13)%       N/A          N/A      (1.07)% (3)
  After        Taxes        on
  Distributions  and  Sale  of   (3.39)%       N/A          N/A      (0.19)% (3)
  Shares
International Equity Fund
  Before Taxes                  (18.18)%       N/A          N/A      (22.11)% (3)
  After Taxes on Distributions  (18.18)%       N/A          N/A      (22.12)% (3)
  After        Taxes        on
  Distributions  and  Sale  of  (11.16)%       N/A          N/A      (17.30)% (3)
  Shares
Mid Corp America Fund
  Before Taxes                  (18.14)%       N/A          N/A      (8.07)% (3)
  After Taxes on Distributions  (18.14)%       N/A          N/A      (8.10)% (3)
  After        Taxes        on
  Distributions  and  Sale  of  (11.14)%       N/A          N/A      (6.42)% (3)
  Shares
New Economy Fund
  Before Taxes                  (18.42)%       N/A          N/A      (9.70)% (3)
  After Taxes on Distributions  (18.42)%       N/A          N/A      (9.72)% (3)
  After        Taxes        on
  Distributions  and  Sale  of  (11.31)%       N/A          N/A      (7.70)% (3)
  Shares
Situs Small Cap Fund
  Before Taxes                     N/A         N/A          N/A      (3.02)% (4)
  After Taxes on Distributions     N/A         N/A          N/A      (3.02)% (4)
  After        Taxes        on     N/A
  Distributions  and  Sale  of                 N/A          N/A      (1.85)% (4)
  Shares
Mortgage Securities Fund
  Before Taxes                    1.76%       5.44%        5.17%       5.71%(5)
  After Taxes on Distributions    0.00%       3.22%        2.17%       2.68%(5)
  After        Taxes        on
  Distributions  and  Sale  of    1.06%       3.22%        2.51%       2.97%(5)
  Shares
Ohio Tax-Free Fund
  Before Taxes                    2.40%       3.63%        4.18%       4.50%(5)
  After Taxes on Distributions    2.35%       3.56%        4.14%       4.47%(5)
  After        Taxes        on
  Distributions  and  Sale  of    2.77%       3.68%        4.18%       4.46%(5)
  Shares
Michigan Tax-Free Fund
  Before Taxes                    2.45%       3.69%        4.76%       4.96%(5)
  After Taxes on Distributions    2.38%       3.56%        4.70%       4.90%(5)
  After        Taxes        on
  Distributions  and  Sale  of    2.76%       3.72%        4.68%       4.85%(5)
  Shares
Fixed Income Securities Fund+
  Before Taxes                    1.59%       4.66%        5.27%      5.95% (1)
  After Taxes on Distributions   (0.08)%      2.58%        3.15%      3.86% (1)
  After        Taxes        on
  Distributions  and  Sale  of    0.94%       2.71%        3.21%      3.85% (1)
  Shares
Intermediate Government
Income Fund
  Before Taxes                    3.63%       5.72%        5.71%       5.85%(5)
  After Taxes on Distributions    1.89%       3.64%        3.51%       3.68%(5)
  After        Taxes        on
  Distributions  and  Sale  of    2.18%       3.52%        3.45%       3.61%(5)
  Shares

 (1)  Since 5/1/91
(2)   Since 7/3/89
(3)   Since 3/1/01
(4)   The Fund commenced  operations on September 30, 2002.  Cumulative returns are shown as of 12/31/02.
(5)    Prior to 5/1/03  (the  inception  date for  Investment  B  Shares),  performance  for
Investment B Shares is based on the  performance  of  Investment A Shares,  adjusted for the
Investment B Shares 12b-1 fees and CDSC.

+ Prior to 5/1/00 (the inception  date for Investment B Shares of the Growth,  Income Equity and Fixed  Income  Securities  Funds),  performance  for  Investment  B Shares  includes the performance  of  Investment A Shares,  adjusted  for the  Investment B Shares 12b-1 fees and
CDSC.

The average  annual total  returns for Trust Shares of each of the  following  Funds for the one-year,  five-year and ten-year  periods and for the life of the  respective  Fund through
December 31, 2002, were as follows:

                             Fiscal Year   Five Years   Ten Years   Inception
                                Ended        Ended        Ended      through
Fund Trust Shares            12/31/2002    12/31/2002  12/31/2002   12/31/2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund
  Before Taxes                (22.30)%      (2.01)%       7.05%     8.00% (1)
  After       Taxes      on   (22.30)%      (2.75)%       5.81%     6.83% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale   (13.69)%      (1.44)%       5.62%     6.49% (1)
  of Shares
Income Equity Fund
  Before Taxes                (12.62)%      (0.16)%       7.47%     7.23% (1)
  After       Taxes      on   (13.81)%      (1.63)%       5.81%     5.68% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (7.66)%      (0.65)%       5.47%     5.35% (1)
  of Shares
Rotating Markets Fund
  Before Taxes                (15.91)%        N/A          N/A     (15.43)% (2)
  After       Taxes      on   (15.91)%        N/A          N/A     (15.43)% (2)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (9.77)%        N/A          N/A     (12.20)% (2)
  of Shares
Dividend Capture Fund
  Before Taxes                 (0.04)%        N/A          N/A      3.88% (3)
  After       Taxes      on    (1.92)%        N/A          N/A      1.52% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (0.01)%        N/A          N/A      1.97% (3)
  of Shares
International Equity Fund
  Before Taxes                (13.28)%        N/A          N/A     (19.81)% (3)
  After       Taxes      on   (13.28)%        N/A          N/A     (19.83)% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (8.15)%        N/A          N/A     (15.55)% (3)
  of Shares

                             Fiscal Year   Five Years   Ten Years   Inception
                                Ended        Ended        Ended      through
Fund Trust Shares            12/31/2002    12/31/2002  12/31/2002   12/31/2002
--------------------------------------------------------------------------------
Mid Corp America Fund
  Before Taxes                (13.17)%        N/A          N/A     (5.21)% (3)
  After       Taxes      on   (13.17)%        N/A          N/A     (5.29)% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (8.09)%        N/A          N/A     (4.19)% (3)
  of Shares
New Economy Fund
  Before Taxes                (13.45)%        N/A          N/A     (6.89)% (3)
  After       Taxes      on   (13.45)%        N/A          N/A     (6.94)% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (8.26)%        N/A          N/A     (5.50)% (3)
  of Shares
Situs Small Cap Fund
  Before Taxes                   N/A          N/A          N/A      2.20% (4)
  After       Taxes      on      N/A          N/A          N/A      2.20% (4)
  Distributions
  After       Taxes      on      N/A
  Distributions   and  Sale                   N/A          N/A      1.35% (4)
  of Shares
Mortgage Securities Fund
  Before Taxes                  7.61%        6.57%        5.92%     6.47% (5)
  After       Taxes      on     5.72%        4.24%        2.81%     3.32% (5)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     4.65%        4.08%        3.05%     3.52% (5)
  of Shares
Ohio Tax-Free Fund
  Before Taxes                  8.20%        4.75%        4.96%     5.55% (6)
  After       Taxes      on     6.75%        2.97%        3.12%     3.77% (6)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     5.04%        2.94%        3.07%     3.67% (6)
  of Shares
Michigan Tax-Free Fund
  Before Taxes                  8.15%        4.79%        5.45%     5.64% (7)
  After       Taxes      on     8.09%        4.66%        5.38%     5.58% (7)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     6.37%        4.66%        5.28%     5.46% (7)
  of Shares
Fixed Income Securities
Fund
  Before Taxes                  7.45%        5.99%        6.35%     7.15% (1)
  After       Taxes      on     5.48%        3.54%        3.80%     4.65% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     4.52%        3.55%        3.79%     4.58% (1)
  of Shares
Intermediate Government
Income Fund
  Before Taxes                  9.46%        6.83%        6.42%     6.56% (7)
  After       Taxes      on     7.60%        4.66%        4.13%     4.30% (7)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     5.75%        4.38%        3.99%     4.15% (7)
  of Shares

                             Fiscal Year   Five Years   Ten Years   Inception
                                Ended        Ended        Ended      through
Fund Trust Shares            12/31/2002    12/31/2002  12/31/2002   12/31/2002
--------------------------------------------------------------------------------
Short/Intermediate Fixed
Income Securities Fund
  Before Taxes                  5.08%        5.55%        5.71%     6.59% (1)
  After       Taxes      on     3.29%        3.26%        3.28%     4.14% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     3.09%        3.29%        3.34%     4.15% (1)
  of Shares

(1)   Since 7/3/89
(2)   Since 5/1/01
(3)   Since 3/1/01
(4)   The Fund commenced  operations on September 30, 2002.  Cumulative returns are shown as of 12/31/02. (5)  Since 6/2/92
(6)   Since 10/18/88
(7)   Performance  shown includes the applicable  predecessor FMB Fund,  effective  4/13/98.
      Performance shown since inception date of 12/2/91.

The  tax-equivalent  yield for the  Investment  A Shares of the Ohio  Tax-Free  Fund for the
thirty-day  period ended December 31, 2002,  was 4.99%  (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield for  Investment  A Shares of the Michigan  Tax-Free  Fund for the
thirty-day  period ended December 31, 2002,  was 5.37%  (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

The  tax-equivalent  yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2002,  was 5.50%  (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield  for the  Trust  Shares  of the  Michigan  Tax-Free  Fund for the
thirty-day  period ended December 31, 2002,  was 5.88%  (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

                              Tax-Equivalency Tables

The Ohio Municipal  Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature.  The interest earned on tax-exempt  securities in either Fund's portfolio  generally remains free from federal  regular  income tax and is free from Ohio personal  income  taxes.  The tables below provide  tax-equivalent  yields for selected tax-exempt yields. Some portion of either
Fund's income may result in liability  under the federal AMT and may be subject to state and local taxes.

                                   TAX EQUIVALENCY TABLE

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                       STATE OF OHIO

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     38.60%

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL        12.972%    19.457%     32.201%    36.900%    42.500%    46.100%
& STATE

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
SINGLE              $0 -   $6,001 -   $28,401-   $68,801-  $143,501-      OVER
RETURN:         $6,000    $28,400     $68,800   $143,500   $311,950   $311,950

             ---------- ---------- --------------------------------------------
------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.57%      0.62%       0.74%      0.79%      0.87%      0.93%
      1.00%      1.15%      1.24%       1.47%      1.58%      1.74%      1.86%
      1.50%      1.72%      1.86%       2.21%      2.38%      2.61%      2.78%
      2.00%      2.30%      2.48%       2.95%      3.17%      3.48%      3.71%
      2.50%      2.87%      3.10%       3.69%      3.96%      4.35%      4.64%
      3.00%      3.45%      3.72%       4.42%      4.75%      5.22%      5.57%
      3.50%      4.02%      4.35%       5.16%      5.55%      6.09%      6.49%
      4.00%      4.60%      4.97%       5.90%      6.34%      6.96%      7.42%
      4.50%      5.17%      5.59%       6.64%      7.13%      7.83%      8.35%
      5.00%      5.75%      6.21%       7.37%      7.92%      8.70%      9.28%
      5.50%      6.32%      6.83%       8.11%      8.72%      9.57%     10.20%
      6.00%      6.89%      7.45%       8.85%      9.51%     10.43%     11.13%
      6.50%      7.47%      8.07%       9.59%     10.30%     11.30%     12.06%
      7.00%      8.04%      8.69%      10.32%     11.09%     12.17%     12.99%
      7.50%      8.62%      9.31%      11.06%     11.89%     13.04%     13.91%
      8.00%      9.19%      9.93%      11.80%     12.68%     13.91%     14.84%
      8.50%      9.77%     10.55%      12.54%     13.47%     14.78%     15.77%
      9.00%     10.34%     11.17%      13.27%     14.26%     15.65%     16.70%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                                   TAX EQUIVALENCY TABLE

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                       STATE OF OHIO

------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL          14.457%     20.201%     33.900%     36.900%     42.500%     46.100%
& STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.58%       0.63%       0.76%       0.79%       0.87%       0.93%
      1.00%        1.17%       1.25%       1.51%       1.58%       1.74%       1.86%
      1.50%        1.75%       1.88%       2.27%       2.38%       2.61%       2.78%
      2.00%        2.34%       2.51%       3.03%       3.17%       3.48%       3.71%
      2.50%        2.92%       3.13%       3.78%       3.96%       4.35%       4.64%
      3.00%        3.51%       3.76%       4.54%       4.75%       5.22%       5.57%
      3.50%        4.09%       4.39%       5.30%       5.55%       6.09%       6.49%
      4.00%        4.68%       5.01%       6.05%       6.34%       6.96%       7.42%
      4.50%        5.26%       5.64%       6.81%       7.13%       7.83%       8.35%
      5.00%        5.85%       6.27%       7.56%       7.92%       8.70%       9.28%
      5.50%        6.43%       6.89%       8.32%       8.72%       9.57%      10.20%
      6.00%        7.01%       7.52%       9.08%       9.51%      10.43%      11.13%
      6.50%        7.60%       8.15%       9.83%      10.30%      11.30%      12.06%
      7.00%        8.18%       8.77%      10.59%      11.09%      12.17%      12.99%
      7.50%        8.77%       9.40%      11.35%      11.89%      13.04%      13.91%
      8.00%        9.35%      10.03%      12.10%      12.68%      13.91%      14.84%
      8.50%        9.94%      10.65%      12.86%      13.47%      14.78%      15.77%
      9.00%       10.52%      11.28%      13.62%      14.26%      15.65%      16.70%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The charts above are for  illustrative  purposes  only.  They are not  indicators of past or future performance.

*The  income  brackets  applicable  to the state of Ohio do not  correspond  to the  Federal taxable  income  brackets.  In addition,  Ohio taxable  income will likely be different than
Federal taxable income because it is computed by reference to Federal  adjusted gross income
(AGI) with  specifically-defined  Ohio  modifications and exemptions,  and does not consider many of the deductions  allowed from Federal AGI in computing  Federal  taxable  income.  No other  state tax  credits,  exemptions,  or local  taxes  have been  taken  into  account in arriving at the combined  marginal tax rate.  The income  amount shown is income  subject to federal  income tax reduced by adjustments to income,  exemptions,  and itemized  deductions
(including  the deduction for state and local income  taxes).  If the standard  deduction is taken for Federal  income tax purposes,  the taxable  equivalent  yield  required to equal a specified  tax-exempt  yield is at least as great as that shown in the table.  It is assumed that the investor is not subject to the AMT. Where  applicable,  investors  should  consider the  benefit of certain  itemized  deductions  and the benefit of  personal  exemptions  are limited in the case of higher income individuals.

                                   MICHIGAN TAX-FREE FUND

      The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                                   TAX EQUIVALENCY TABLE

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                     STATE OF MICHIGAN

------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL           14.00%      19.00%      31.00%      34.00%      39.00%      42.60%
& STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950

              ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.58%        062%       0.72%       0.76%       0.82%       0.87%
      1.00%        1.16%       1.23%       1.45%       1.52%       1.64%       1.74%
      1.50%        1.74%       1.85%       2.17%       2.27%       2.46%       2.61%
      2.00%        2.33%       2.47%       2.90%       3.03%       3.28%       3.48%
      2.50%        2.91%       3.09%       3.62%       3.79%       4.10%       4.36%
      3.00%        3.49%       3.70%       4.35%       4.55%       4.92%       5.23%
      3.50%        4.07%       4.32%       5.07%       5.30%       5.74%       6.10%
      4.00%        4.65%       4.94%       5.80%       6.06%       6.56%       6.97%
      4.50%        5.23%       5.56%       6.52%       6.82%       7.38%       7.84%
      5.00%        5.81%       6.17%       7.25%       7.58%       8.20%       8.71%
      5.50%        6.40%       6.79%       7.97%       8.33%       9.02%       9.58%
      6.00%        6.98%       7.41%       8.70%       9.09%       9.84%      10.45%
      6.50%        7.56%       8.02%       9.42%       9.85%      10.66%      11.32%
      7.00%        8.14%       8.64%      10.14%      10.61%      11.48%      12.20%
      7.50%        8.72%       9.26%      10.87%      11.36%      12.30%      13.07%
      8.00%        9.30%       9.88%      11.59%      12.12%      13.11%      13.94%
      8.50%        9.88%      10.49%      12.32%      12.88%      13.93%      14.81%
      9.00%       10.47%      11.11%      13.04%      13.64%      14.75%      15.68%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             FLORIDA TAX-FREE MONEY FUND
The Florida  Tax-Free Money Fund,  with respect to each class of Shares  offered,  may use a tax  equivalency  table  in  advertising  and  sales  literature.  The  interest  earned  on tax-exempt  securities in this Fund's portfolio  generally remains free from federal regular income tax.  Some portion of this Fund's  income may result in  liability  under the federal
AMT. The table below provides tax-equivalent yields for selected tax-exempt yields.

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                      STATE OF FLORIDA

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     38.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $47,451-  $114,651-  $174,701-      OVER
RETURN:        $12,000    $47,450    $114,650   $174,700   $311,950   $311,950

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $28,401-   $68,801-  $143,501-      OVER
RETURN:         $6,000    $28,400     $68,800   $143,500   $311,950   $311,950

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.66%      0.69%       0.78%      0.81%      0.87%      0.91%

      1.00%      1.21%      1.28%       1.47%      1.53%      1.64%      1.73%

      1.50%      1.77%      1.86%       2.15%      2.24%      2.41%      2.54%

      2.00%      2.32%      2.45%       2.84%      2.96%      3.18%      3.36%

      2.50%      2.88%      3.04%       3.52%      3.67%      3.95%      4.17%

      3.00%      3.43%      3.63%       4.21%      4.39%      4.72%      4.99%

      3.50%      3.99%      4.22%       4.89%      5.10%      5.48%      5.80%

      4.00%      4.54%      4.81%       5.58%      5.81%      6.25%      6.61%

      4.50%      5.10%      5.39%       6.26%      6.53%      7.02%      7.43%

      5.00%      5.66%      5.98%       6.95%      7.24%      7.79%      8.24%

      5.50%      6.21%      6.57%       7.63%      7.96%      8.56%      9.06%

      6.00%      6.77%      7.16%       8.32%      8.67%      9.33%      9.87%

      6.50%      7.32%      7.75%       9.00%      9.39%     10.10%     10.69%

      7.00%      7.88%      8.34%       9.69%     10.10%     10.87%     11.50%

      7.50%      8.43%      8.92%      10.37%     10.81%     11.64%     12.31%

      8.00%      8.99%      9.51%      11.06%     11.53%     12.41%     13.13%

      8.50%      9.54%     10.10%      11.74%     12.24%     13.18%     13.94%

      9.00%     10.10%     10.69%      12.43%     12.96%     13.95%     14.76%

Note:  The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness.  For Individual Filers the first
$20,000 of total taxable assets are exempt.  Assets above $20,000 are taxed at
$1.00 per $1,000 of value as of value as of January 1st.  For Joint Filers the first $40,000 of total taxable assets are exempt.  Assets above $40,000 are taxed at $1.00 per $1,000 of value as of January 1st.  Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table.  In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 10 basis point incremental benefit resulting from the avoidance of this tax.
                            FINANCIAL STATEMENTS

The audited  financial  statements  for the Funds,  for the fiscal year ended  December  31,
2002,  and  the  report  of  KPMG  LLP,  independent   certified  public  accountants,   are
incorporated  herein  by  reference  to the  Trust's  Annual  Report to  Shareholders  dated
December 31, 2002,  which has been  previously sent to shareholders of each Fund pursuant to
Section  30(d) of the 1940  Act and  previously  filed  with the SEC.  A copy of the  Annual
Report to Shareholders may be obtained without charge by contacting the Trust.
                                 INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to  portfolio  investments  for the
Funds include Moody's,  S&P, Fitch , and Thomson BankWatch,  Inc. (TBW). Set forth below is a  description  of the  relevant  ratings  of each such  NRSRO.  The  NRSROs  that may be utilized by the Funds and the  description of each NRSRO's ratings is as of the date of this
SAI, and may subsequently change.

Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the long-term debt ratings by Moody's  (Moody's applies  numerical  modifiers
(1,2,  and 3) in each  rating  category  to  indicate  the  security's  ranking  within  the category):

Aaa         Bonds which are rated Aaa are judged to be of the best  quality.  They carry the smallest  degree  of  investment  risk and are  generally  referred  to as "gilt edged."  Interest  payments  are  protected  by a large  or by an  exceptionally stable margin and  principal is secure.  While the various  protective  elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

Aa          Bonds  which are rated Aa are  judged to be of high  quality  by all  standards.
            Together  with  the  Aaa  group  they  comprise  what  are  generally  known  as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may  not  be as  large  as  in  Aaa  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present  which make the  long-term  risk  appear  somewhat  larger  than the Aaa securities.

A           Bonds which are rated A possess many favorable investment  attributes and are to be considered as  upper-medium-grade  obligations.  Factors  giving  security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa         Bonds which are rated Baa are  considered  as  medium-grade  obligations  (i.e., they are neither highly  protected nor poorly  secured).  Interest  payments and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba          Bonds which are rated Ba are judged to have speculative  elements;  their future cannot be  considered  as well  assured.  Often the  protection  of interest and principal  payments  may be very  moderate,  and  thereby  not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B           Bonds  which  are  rated  B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa         Bonds  which are rated CAA are of poor  standing.  Such issues may be in default or there may be  present  elements  of  danger  with  respect  to  principal  or interest.

Ca          Bonds which are rated CA represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C           Bonds  which are rated C are the  lowest-rated  class of  bonds,  and  issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

Description of the long-term debt ratings by S&P  (S&P may apply a plus (+) or minus
(-)  to  a  particular   rating   classification  to  show  relative  standing  within  that classification):

AAA         An  obligation  rated `AAA' has the highest  rating  assigned by Standard  &
            Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

AA          An  obligation  rated `AA' differs from the highest  rated  obligations  only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A           An obligation  rated `A' is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations in higher rated  categories.  However,  the  obligor's  capacity  to  meet  its  financial commitment on the obligation is still strong.

BBB         An obligation  rated `BBB' exhibits  adequate  protection  parameters.  However, adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its  financial  commitment on the obligation.  Obligations  rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant speculative characteristics.  `BB' indicates the least degree of  speculation  and `C' the highest.  While such  obligations  will likely have some quality and  protective  characteristics,  these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB          An  obligation   rated  `BB'  is  less   vulnerable  to  nonpayment  than  other
            speculative issues.  However,  it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
            obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
            obligation.

B           Debt  rated B has a greater  vulnerability  to  default  but  currently  has the capacity to meet interest payments and principal  repayments.  Adverse business, financial,  or economic conditions will likely impair capacity or willingness to pay interest and repay  principal.  The B rating  category is also used for debt subordinated  to senior  debt that is  assigned  an actual or  implied BB or BB-
            rating.

CCC         Debt rated CCC has a currently  identifiable  vulnerability  to default,  and is dependent upon favorable  business,  financial,  and economic conditions to meet timely  payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied
            B or B- rating.
CC          The rating CC typically is applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC debt rating.

C           The rating C typically is applied to debt  subordinated  to senior debt which is assigned  an actual or  implied  CCC debt  rating.  The C rating  may be used to cover a situation where a bankruptcy  petition has been filed,  but debt service payments are continued.

Description of long-term debt ratings by Fitch:

AAA         Highest credit  quality.  `AAA' ratings denote the lowest  expectation of credit risk.  They are  assigned  only in case of  exceptionally  strong  capacity  for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA          Very high credit  quality.  `AA' ratings denote a very low expectation of credit risk.  They  indicate  very  strong  capacity  for timely  payment of  financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A           High credit  quality.  `A' ratings denote a low  expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may,  nevertheless,  be more vulnerable to changes in  circumstances or in economic conditions than is the case for higher ratings.

BBB         Bonds considered to be investment grade and of satisfactory credit quality.  The obligor's  ability to pay  interest  and repay  principal  is  considered  to be adequate.  Adverse changes in economic  conditions and  circumstances,  however, are more likely to have adverse  impact on these  bonds,  and  therefore  impair timely  payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB          Bonds are  considered  speculative.  The  obligor's  ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

B           Bonds  are  considered  highly  speculative.  While  bonds  in  this  class  are currently  meeting  debt  service  requirements,  the  probability  of continued
            timely payment of principal and interest  reflects the obligor's  limited margin of safety and the need for reasonable  business and economic activity throughout the life of the issue.

CCC         Bonds have certain  identifiable  characteristics  which,  if not remedied,  may lead to  default.  The  ability to meet  obligations  requires  an  advantageous business and economic environment.

CC          Bonds are minimally  protected.  Default in payment of interest and/or principal seems probable over time.

C           Bonds are imminent default in payment of interest or principal.

Short -Term Debt Ratings (may be assigned,  for example,  to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1     Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            o     Leading market positions in well-established industries.

            o     High rates of return on funds employed.

            o     Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.

            o     Broad  margins in earnings  coverage of fixed  financial  charges and high internal cash generation.

            o     Well-established  access  to a range  of  financial  markets  and  assured sources of alternate liquidity.

Prime-2     Issuers  rated  Prime-2  (or  related  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.
            Earnings  trends  and  coverage  ratios,  while  sound,  may be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3     Issuers rated Prime-3 (or supporting  institutions)  have an acceptable  ability
            for  repayment  of  senior  short-term  obligations.   The  effect  of  industry
            characteristics and market  compositions may be more pronounced.  Variability in earnings  and  profitability  may  result  in  changes  in  the  level  of  debt protection  measurements  and may require  relatively  high financial  leverage.
            Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1         A  short-term  obligation  rated  `A-1'  is  rated in the  highest  category  by
            Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2         A short-term  obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic  conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3         A short-term  obligation rated `A-3' exhibits  adequate  protection  parameters.
            However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

Fitch description of its three highest short-term debt ratings:

F-1+        Exceptionally  Strong Credit  Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1         Very Strong Credit  Quality.  Issues  assigned this rating  reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2         Good Credit Quality.  Issues carrying this rating have a satisfactory  degree of assurance  for timely  payment,  but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1        This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2        This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Short-Term Debt Ratings

            TBW  ratings  are based upon a  qualitative  and  quantitative  analysis  of all segments  of the  organization  including,  where  applicable,  holding  company  and operating subsidiaries.

            BankWatch(TM)  Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further,  BankWatch does not suggest specific  investment criteria for individual clients.

       The TBW  Short-Term  Ratings  apply to  commercial  paper,  other  senior  short-term obligations  and  deposit  obligations  of the  entities to which the rating has been assigned.

       The TBW Short-Term  Rating apply only to unsecured  instruments  that have a maturity of one year or less.

       The TBW Short-Term Ratings  specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1       The  highest  category;  indicates a very high  likelihood  that  principal  and interest will be paid on a timely basis.

TBW-2       The  second-highest  category;  while  the  degree of  safety  regarding  timely repayment of principal and interest is strong,  the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3       The lowest  investment-grade  category;  indicates  that while the obligation is more  susceptible  to adverse  developments  (both  internal and external)  than those with higher ratings,  the capacity to service  principal and interest in a timely fashion is considered adequate.

TBW-4       The lowest rating category;  this rating is regarded as non investment grade and therefore speculative.

ADDRESSES

Huntington Money Market Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Ohio Municipal Money Market Fund
Investment A Shares and Trust Shares

Huntington Florida Tax-Free Money Fund
Investment A Shares and Trust Shares

Huntington U.S. Treasury Money Market Fund
Investment A Shares and Trust Shares

Huntington Growth Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Income Equity Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Rotating Markets Fund
Investment A Shares and Trust Shares

Huntington Dividend Capture Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington International Equity Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Mid Corp America Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington New Economy Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Situs Small Cap Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Mortgage Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Ohio Tax-Free Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Michigan Tax-Free Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Fixed Income Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Intermediate Government Income Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Short/Intermediate Fixed Income Securities Fund
Investment A Shares and Trust Shares

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors
KPMG LLP
191 W. Nationwide Blvd.
Suite 500
Columbus, OH  43215

Cusip 446327108               Cusip 446327546
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PART C.     OTHER INFORMATION.

Item 23.    Exhibits

            (a)   (i)         Conformed copy of Amended and Restated Declaration of
                              Trust of the Registrant, including Amendments No. 1
                              and 2 thereto; (1)
                  (ii)        Amendment No. 3 to Amended and Restated Declaration of
                              Trust of the Registrant; (3)
                  (iii)       Amendment to Amended and Restated Declaration of Trust
                              of the Registrant; (11)
            (b)               By-Laws of the Registrant; (1)
            (c)               Copy of Specimen Certificate for Shares of Beneficial
                              Interest of the Registrant; (1)
            (d)   (i)         Conformed copy of Investment Advisory Agreement dated
                              May 12, 2001, between the Registrant and Huntington
                              Asset Advisors, Inc., relating to the Dividend Capture
                              Fund, International Equity Fund, Mid Corp America
                              Fund, New Economy Fund, Rotating Index Fund and the
                              Situs Small Cap Fund; (11)
                  (ii)        Conformed copy of Investment Advisory Agreement dated
                              October 30, 2002, between the Registrant and Huntington
                              Asset Advisors, Inc.; (11)
            (e)   (i)         Conformed copy of Distributor's Contract dated
                              December 1, 2001, between the Registrant and Edgewood
                              Services Inc.; (7)
                  (ii)        Conformed copy of Exhibits A, B, C, and D to the
                              Distributor's Contract dated December 1, 2001, between
                              the Registrant and Edgewood Services Inc.; +
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Contract, dated January
                              27, 1993, between the Registrant and The Huntington
                              National Bank, as successor to The Huntington Trust
                              Company, N.A.; (1)
                  (ii)        Conformed copy of Amendment to Schedule A to Custodian
                              Contract dated December 20, 1999; (4)
                  (iii)       Conformed copy of Custodian Agreement dated March 2,
                              2001 between the Registrant and State Street Bank and
                              Trust Company; (6)
            (h)   (i)         Conformed copy of Mutual Fund Services Agreement,
                              dated March 12, 2002, between the Registrant and
                              Unified Funds Services, Inc.; (9)
                  (ii)        Conformed copy of Exhibits A, B, and C to the Mutual
                              Fund Services Agreement, dated March 12, 2002, between
                              the Registrant and Unified Funds Services, Inc.; +
                  (iii)       Conformed copy of Agreement for Administrative
                              Services dated December 1, 2001, between the
                              Registrant and Federated Services Company; (7)
                  (iv)        Conformed copy of Exhibit A to the Agreement for
                              Administrative Services dated December 1, 2001,
                              between the Registrant and Federated Services Company;
                              +
                  (v)         Conformed copy of Sub-Administration Services
                              Agreement, dated December 1, 2001, between the
                              Registrant and The Huntington National Bank;(7)
                  (vi)        Conformed copy of Administrative Services Agreement
                              dated November 1, 2000 between the Registrant and The
                              Huntington National Bank; (6)
                  (vii)       Conformed copy of Financial Administration and
                              Accounting Services Agreement dated December 1, 2001,
                              between the Registrant and The Huntington National
                              Bank; (7)
                  (viii)      Conformed copy of Exhibit A to Financial
                              Administration and Accounting Services Agreement dated
                              December 1, 2001, between the Registrant and The
                              Huntington National Bank; (11)
                  (ix)        Conformed copy of Fund Accounting Agreement dated May
                              1, 2002, between the Registrant and BISYS Fund
                              Services Ohio, Inc.; +
                  (x)         Form of Mutual Funds Sales and Service Agreement; (9)
                  (xi)        Copy of Exhibit A to Mutual Funds Sales and Service
                              Agreement: +
            (i)               Conformed copy of Opinion of Counsel as to legality of
                              shares being offered; +
            (j)   (i)         Conformed copy of Consent of Independent Public
                              Accountants; +
                  (ii)        Conformed copy of Consent of Counsel; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital Understanding; (2)
            (m)   (i)         Conformed copy of the Distribution and Shareholder
                              Services Plan as Amended and Restated December 1,
                              2001; (7)
                  (ii)        Conformed copy of Exhibit A to Distribution and
                              Shareholder Services Plan as Amended and Restated
                              April 26, 2000, December 1, 2001, August 1, 2002,
                              October 31, 2002, and March 27, 2003; +
            (n)   (i)         Conformed copy of Multiple Class Plan as amended and
                              restated January 29, 2003; (11)
                  (ii)        Conformed copy of Exhibit A to the Multiple Class Plan
                              as amended and restated January 29, 2003; +
            (o)   (i)         Conformed copy of Power of Attorney of Daniel B.
                              Benhase, James E. Ostrowski, Richard J. Thomas, John
                              M. Shary, Thomas J. Westerfield, David S. Schoedinger
                              and William R. Wise dated January 30, 2002; (7)
                  (ii)        Conformed copy of Power of Attorney of Vice President
                              of the Registrant dated April 25, 2003; +
                  (iii)       Conformed copy of Power of Attorney of Treasurer of
                              the Registrant dated June 7, 2002; (10)
            (p)   (i)         Copy of Code of Ethics of Huntington Asset Advisors,
                              Inc.; +
                  (ii)        Copy of Code of Ethics of The Huntington Funds;(7)
                  (iii)       Copy of Code of Ethics of Edgewood Services, Inc.; (7)
                  (iv)        Copy of Code of Ethics for Federated Investors, Inc.; +

Item 24.    Persons Controlled by or Under Common Control with the Registrant:

            None

Item 25.    Indemnification: (8)

+     All Exhibits filed electronically.

(1)   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed April 26, 1995 (File Nos. 33-11905 and 811-5010).
(2)   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 20 on Form N-1A filed April 26, 1996 (File Nos. 33-11905 and 811-5010).
(3)   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 28 on Form N-1A filed March 1, 1999 (File Nos. 33-11905 and 811-5010).
(4)   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 32 on Form N-1A filed February 25, 2000 (File Nos. 33-11905 and 811-5010).
(6)   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 37 on Form N-1A filed May 1, 2001 (File Nos. 33-11905 and 811-5010).
(7)   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).
(8)   Response is incorporated by reference to Registrant's Amendment No. 1 on Form
      N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).
(9)   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 39 on Form N-1A filed April 29, 2002 (File Nos. 33-11905 and 811-5010).
(10)  Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 40 on Form N-1A filed July 19, 2002 (File Nos. 33-11905 and 811-5010).
(11)  Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 41 on Form N-1A filed March 3, 2003 (File Nos. 33-11905 and 811-5010).

Item 26.    Business and Other Connections of the Investment Adviser:

      Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant.  Huntington is a wholly owned subsidiary of Huntington
Bancshares Incorporated ("HBI").  Huntington conducts a variety of trust activities.  To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                    POSITION WITH HUNTINGTON
      NAME                          ASSET ADVISORS, INC.

      B. Randolph Bateman           President and
                                    Chief Investment Officer

      James M. Buskirk              Senior Vice President

      Christopher M. Rowane         Senior Vice President

      Dr. Bernard Shinkel           Senior Vice President

      Kirk Mentzer                  Senior Vice President

      James J. Gibboney, Jr.        Senior Vice President

      Paul Koscik                   Vice President

      Madelynn Matlock              Vice President

      Dr. Bernard Shinkel           Vice President

      William G. Doughty            Vice President

      Kathy Stylarek                Vice President

      Ronald J. Corn                Secretary and Chief
                                    Compliance Officer

      David Castor                  Treasurer and Chief
                                    Financial Officer

Item 27.    Principal Underwriters:

      (a)   Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Banknorth Funds, BBH Fund, Inc.,
            BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust,
            Excelsior Tax-Exempt Funds, Inc., Golden Oak Family of Funds, Hibernia
            Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc.,
            The Riverfront Funds, and WesMark Funds.

      (b)

      (1)                     (2)                             (3)
Name and Principal      Positions and Offices         Positions and Offices
 Business Address          With Distributor             With Registrant

Peter J. Germain             Director and Secretary,          --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry             Director,                        --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue       Director,                        --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue            Director and Executive           --
5800 Corporate Drive         Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Karen J. Tracey              President,                       --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.        Vice President,
5800 Corporate Drive         Edgewood Services, Inc.          --
Pittsburgh, PA 15237-7002

Christine Johnston           Vice President,                  --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                 Vice President                   --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III           Treasurer,                       --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak             Assistant Treasurer,             --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen              Assistant Secretary,             --
5800 Corporate Drive         Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          41 South High Street
                                    Columbus, Ohio  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.             5800 Corporate Drive
("Distributor")                     Pittsburgh, PA  15237-7010

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Huntington Asset Advisors, Inc.     41 South High Street
("Adviser")                         Columbus, Ohio  43287

The Huntington National Bank        41 South High Street
("Custodian" and "Sub-              Columbus, Ohio  43287
Administrator")

Unified Fund Services, Inc.         P.O. Box 6110
("Transfer Agent and                Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
("Sub-Fund Accountant")             Suite 1000
                                    Columbus, OH  43219

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  Not applicable.

                                      SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on
the 29th day of April 2003.

                                 THE HUNTINGTON FUNDS

                        BY: /s/ Victor R. Siclari
                        Victor R. Siclari, Secretary
                        April 29, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                DATE

By: /s/ Victor R. Siclari     Attorney In Fact     April 29, 2003
Victor R. Siclari             For the Persons
SECRETARY                     Listed Below

      NAME                       TITLE

Daniel B. Benhase*            President
                              (Principal Executive Officer)

James E. Ostrowski*           Vice President

David R. Carson*              Treasurer
                              (Principal Financial Officer)

David S. Schoedinger*         Trustee

John M. Shary*                Trustee

Thomas J. Westerfield*        Trustee

William R. Wise*              Trustee

* By Power of Attorney filed herewith